UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 95.1%
	U.S. Treasury Bills — 91.5% (n)
2,323,367	0.011%, 01/02/14	2,323,345
85,781	0.020%, 03/27/14	85,775
1,000,000	0.030%, 01/16/14	999,962
1,600,000	0.032%, 01/23/14	1,599,925
3,000,457	0.039%, 12/12/13 (m)	3,000,421
2,000,000	0.043%, 01/30/14	1,999,858
2,006,865	0.047%, 12/05/13	2,006,854
2,000,000	0.051%, 02/06/14	1,999,809
1,925,000	0.063%, 02/13/14	1,924,750
2,358,360	0.074%, 02/20/14	2,357,966
2,000,000	0.080%, 02/27/14 (w)	1,999,609

		20,298,274

	U.S. Treasury Notes — 3.6%
246,000	0.250%, 02/28/14	246,102
250,000	1.000%, 01/15/14	250,282
50,000	1.000%, 05/15/14	50,205
250,000	1.875%, 02/28/14	251,099

		797,688

	Total U.S. Treasury Obligations (Cost $21,095,962)	21,095,962

	Total Investments — 95.1% (Cost $21,095,962)*	21,095,962
	Other Assets in Excess of Liabilities — 4.9%	1,094,343

	NET ASSETS — 100.0%	$22,190,305

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$21,095,962	$—	$21,095,962

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 11.8% (n)
	California — 11.8%
	California Statewide Communities Development Authority,
18,000	0.180%, 05/08/14	18,000
15,000	0.180%, 07/09/14	15,000
3,000	0.190%, 06/03/14	3,000
20,000	0.200%, 06/02/14	20,000
20,000	0.210%, 12/05/13	20,000
7,000	0.210%, 12/10/13	7,000
	East Bay Municipal Utility District,
23,000	0.110%, 12/10/13	23,000
7,500	0.120%, 12/10/13	7,500
5,300	Los Angeles County Capital Asset Leasing Corp., Series C, 0.130%, 12/12/13	5,300
29,100	San Diego County Water Authority, Series 95-1, 0.110%, 12/04/13	29,100
	State of California,
5,000	0.110%, 12/03/13 (m)	5,000
8,000	0.120%, 12/18/13 (n)	8,000
	Woodland Finance Authority,
19,000	0.120%, 02/03/14	19,000

	Total Commercial Paper (Cost $179,900)	179,900

Daily Demand Notes — 4.7%
	California — 4.7%
2,400	California Health Facilities Financing Authority, Adventist Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	2,400
2,300	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 12/02/13	2,300
4,500	California Infrastructure & Economic Development Bank, Pacific Gas Electric, Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/02/13	4,500
14,000	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project, Series A, Rev., VRDO, 0.030%, 12/02/13	14,000
5,670	California Statewide Communities Development Authority, North Peninsula Jewish, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13	5,670
4,465	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 03-19, Series B, Rev, VRDO, LOC: Teachers Retirement, 0.040%, 12/02/13	4,465
600	City of Irvine, Improvement Bond Act of 1915, District No. 05-21, Series A, VRDO, LOC: U.S. Bank N.A., 0.040%, 12/02/13	600
34,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/02/13	34,400
850	Irvine Ranch Water District, Improvement Districts Consolidated, Series A, VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	850
2,430	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13	2,430

	Total Daily Demand Notes (Cost $71,615)	71,615

Municipal Bonds — 6.4%
	California — 6.4%
13,085	California Education Notes Program, Woodside Elementary School District, Series A, Rev., 1.000%, 06/30/14	13,145
10,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	10,111
3,600	Corona-Norco Unified School District, Rev., TRAN, 2.000%, 12/31/13	3,605
10,000	County of San Mateo, Sequoia Union High School District, 1.500%, 07/02/14	10,076
9,000	El Dorado, Nevada, Placer & Sacramento Counties, Sierra Joint Community College District, Rev., TRAN, 1.500%, 07/08/14	9,068
5,000	Los Angeles County Schools Pooled Financing Program, Series D, Rev., TRAN, 1.500%, 01/31/14	5,011
10,000	Riverside County Teeter Obligation, Series D, Rev, 2.000%, 10/15/14	10,157
5,000	Santa Clara County, Los Altos School District, Rev., TRAN, 1.500%, 06/30/14	5,038
	State of California,
6,500	Series A-1, Rev., RAN, 2.000%, 05/28/14	6,558
24,090	Series A-2, Rev., RAN, 2.000%, 06/23/14	24,328

	Total Municipal Bonds (Cost $97,097)	97,097

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Semi-Annual Demand Note — 1.2%
	California — 1.2%
17,500	California Health Facilities Financing Authority, Series B, Rev., VRDO, 0.120%, 06/27/14 (i) (Cost $17,500)	17,500

Weekly Demand Notes — 66.7%
	California — 66.7%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/09/13	1,500
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 12/09/13	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.060%, 12/09/13	200
	Anaheim Public Financing Authority,
19,030	Series ROCS-RR-II-R-11407, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.090%, 12/09/13 (e)	19,030
7,500	Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.200%, 12/09/13 (e)	7,500
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 12/09/13 (e)	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
8,140	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 12/09/13 (e)	8,140
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 12/09/13 (e)	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 12/09/13	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13 (e)	11,258
17,000	Bay Area Toll Authority, Toll Bridge, California Bay Area, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 12/09/13	17,000
6,880	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.040%, 12/09/13	6,880
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.100%, 12/09/13 (e)	4,580
4,600	Big Bear Lake Industrial, Southwest Gas Corp., Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	4,600
4,700	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Union Bank of CA N.A., 0.070%, 12/09/13	4,700
3,000	California Educational Facilities Authority, Series 3346, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13	3,000
405	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.030%, 12/09/13	405
	California Health Facilities Financing Authority,
3,195	Centura Health, Rev., VRDO, 0.050%, 12/09/13	3,195
24,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/09/13	24,140
14,415	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.040%, 12/09/13	14,415
5,955	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.040%, 12/09/13	5,955
8,650	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/09/13	8,650
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,300	Series B-1, Rev., VRDO, 0.040%, 12/09/13	8,300
20,000	Series C, Rev., VRDO, 0.130%, 12/09/13 (i)	20,000
10,135	California Housing Finance Agency, Home Mortgage, Series H, Rev., VRDO, AMT, LIQ: FHLMC, 0.050%, 12/09/13	10,135

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	4,620
2,440	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.130%, 12/09/13	2,440
4,100	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/09/13	4,100
500	California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	500
5,250	California Infrastructure & Economic Development Bank, Prinsco Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	5,250
9,695	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	9,695
1,900	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.080%, 12/09/13	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 12/09/13 (e)	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR, FSA, LIQ: Citibank N.A., 0.100%, 12/09/13 (e)	6,225
26,430	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13 (e)	26,430
9,780	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.050%, 12/09/13	9,780
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.040%, 12/09/13	6,000
705	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.140%, 12/09/13	705
6,235	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	6,235
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	2,700
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	11,200
13,315	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.060%, 12/09/13	13,315
8,660	California Statewide Communities Development Authority, Penny Lane Center Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/09/13	8,660
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	1,100
17,265	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of CA N.A., 0.050%, 12/09/13	17,265
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	3,950
400	City of Loma Linda, Loma Linda University Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	400

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	9,545
7,185	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, , , Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 12/09/13 (e)	7,185
4,800	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.050%, 12/09/13	4,800
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 12/09/13	3,025
4,200	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	4,200
	City of Palo Alto,
3,120	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.080%, 12/09/13 (e)	3,120
3,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.060%, 12/09/13 (e)	3,160
31,550	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	31,550
	City of Riverside, Electric Revenue,
10,500	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/09/13	10,500
3,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/09/13	3,900
2,510	City of Santa Clara, Electric Revenue, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/09/13	2,510
9,000	City of Upland, Mountain Springs, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	9,000
4,900	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/09/13	4,900
695	County of Contra Costa, City of Richmond, Wastewater System, Series A, Rev., VRDO, LOC: Union Bank of CA N.A., 0.050%, 12/09/13	695
5,360	County of San Mateo, Sequoia Union High School District, Series 2160, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.200%, 12/09/13 (e)	5,360
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13 (e)	7,805
8,425	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 12/09/13 (e)	8,425
9,350	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	9,350
8,860	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	8,860
26,415	Series DB-422, Rev., VRDO, FSA, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13 (e)	26,415
12,520	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	12,520
9,670	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	9,670
17,420	Series DB-466, GO, VRDO, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.150%, 12/09/13 (e)	17,420
5,065	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.150%, 12/09/13 (e)	5,065
9,013	Series DB-648, GO, VRDO, FSA , NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.150%, 12/09/13 (e)	9,013
5,355	Series DB-1114, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	5,355
5,195	Series DB-1176X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 12/09/13 (e)	5,195
17,360	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	17,360
16,330	East Bay Municipal Utility District, Alameda & Contra Costa Counties, Water System, Series A-2, Rev., VRDO, 0.040%, 12/09/13	16,330
	Eclipse Funding Trust, Solar Eclipse, Various States,
1,105	Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	1,105

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
7,780	Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	7,780
7,945	Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	7,945
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.090%, 12/09/13 (e)	7,425
1,075	Hesperia Public Financing Authority, 1993 Street Improvement Project, Rev.,VRDO, LOC: Bank of America N.A., 0.240%, 12/09/13	1,075
1,005	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 12/09/13	1,005
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	1,000
4,300	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	4,300
1,486	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.100%, 12/09/13	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 12/09/13	2,900
1,925	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	1,925
5,470	Metropolitan Water District of Southern California, Series A-1, Rev., VRDO, 0.040%, 12/09/13	5,470
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 12/09/13 (e)	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13 (e)	5,240
3,700	Orange County, Riverbend Apartments, Series B, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/09/13	3,700
1,810	Orange County, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	1,810
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Series SGC-43, Class A, , , Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.060%, 12/09/13 (e)	9,710
20,295	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.100%, 12/09/13 (e)	20,295
5,600	Pittsburg Public Financing Authority, Water System, Rev., VRDO, LOC: Bank of the West, 0.100%, 12/09/13	5,600
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 12/09/13	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/09/13 (e)	4,000
10,110	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13 (e)	10,110
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.050%, 12/09/13 (e)	20,000
4,000	Series O, Rev., VRDO, LIQ: Royal Bank of Canada, 0.050%, 12/09/13 (e)	4,000
5,125	Rib Floater Trust Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank, 0.060%, 12/09/13	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 12/09/13	1,675
900	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/09/13	900
18,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 12/09/13 (e)	18,600

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
15,100	Sacramento County Sanitation Districts Financing Authority, Sub Lien-Sacramento Regional, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	15,100
4,580	Sacramento Housing Authority, Multi-Family Housing, Lofts at Natomas Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	4,580
	Sacramento Municipal Utility District, Electric Revenue,
16,300	Series K, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/09/13	16,300
2,600	Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/09/13	2,600
1,200	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/09/13	1,200
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 12/09/13	3,285
4,655	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	4,655
	San Francisco City & County Airports Commission, Second Series,
7,410	Series 36B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	7,410
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	2,600
19,465	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.080%, 12/09/13 (e)	19,465
3,800	San Francisco City & County Redevelopment Agency, Series C, Rev., VRDO, AMT, FNMA, 0.040%, 12/09/13	3,800
700	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, Special Tax, VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	700
800	San Francisco City & County Redevelopment Agency, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.090%, 12/09/13	800
800	San Francisco City & County, Multi-Family Housing, Folsom Dore Apartment Project, Rev., VRDO, LOC: Citibank N.A., 0.090%, 12/09/13	800
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.080%, 12/09/13 (e)	7,760
2,620	San Rafael Redevelopment Agency, Multi-Family Housing, Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 12/09/13	2,620
1,445	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/09/13	1,445
7,765	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	7,765
6,725	Southern California Public Power Authority, Magnolia Power Project, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/09/13	6,725
24,380	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, AGM, 0.050%, 12/09/13	24,380
2,650	State of California, Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.150%, 12/09/13	2,650
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, , , GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.060%, 12/09/13 (e)	31,000
860	The Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.040%, 12/09/13	860
4,700	Upland Housing Authority, Multi-Family Housing, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	4,700
	Wells Fargo Stage Trust, Various States,
6,000	Series 2008-7C, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 12/09/13 (e)	6,000
16,150	Series 2009-35Z, GO, VRDO, LIQ: Wells Fargo & Co., 0.080%, 12/09/13	16,150
7,500	Series PO5-E, Rev.,VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 12/09/13	7,500

	Total Weekly Demand Notes (Cost $1,013,547)	1,013,547

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 9.2%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.160%, 12/09/13 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.220%, 12/09/13 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barcklays Bank plc, 0.140%, 12/09/13 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.220%, 12/09/13 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.130%, 12/09/13 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/09/13 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/09/13 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/09/13 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 100.0% (Cost $1,520,159)*	1,520,159
	Other Assets in Excess of Liabilities — 0.0% (g)	579

	NET ASSETS — 100.0%	$1,520,738

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is
the rate in effect as of November 30, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,520,159	$—	$1,520,159

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.6% (t)
	California — 95.9%
	Certificate of Participation/Lease — 10.5%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	848
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,323
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., 6.000%, 04/01/25	1,746
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,097
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.000%, 03/01/18 (p)	1,753
2,225	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	2,236
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,324
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,121
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,774
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,699
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,390
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,393
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,615
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., NATL-RE, 6.500%, 07/01/15	265
2,190	Series A, Rev., 5.250%, 07/15/21	2,509
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	1,654

		24,747

	Education — 3.2%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,134
1,500	California Educational Facilities Authority, Stanford University, Series T-5, Rev., 5.000%, 03/15/23	1,801
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,193
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,284
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,076

		7,488

	General Obligation — 32.4%
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,080
513	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (i)	515
1,000	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	915
500	City of Irvine, Improvement Bond Act of 1915, District No. 12-1, 3.000%, 09/02/14	508
1,000	Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,120
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	915
1,915	Evergreen Elementary School District, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,269
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	936
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,884
1,500	COP, 5.000%, 03/01/27	1,657

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,665
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15	136
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,114
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,138
1,000	Series I, GO, 5.000%, 07/01/25	1,125
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,237
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,013
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,628
1,210	Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,336
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	623
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,107
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	1,042
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,137
1,015	GO, Zero Coupon, 08/01/25	645
1,500	GO, Zero Coupon, 08/01/26	901
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,352
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,166
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,618
1,000	San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,115
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	998
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,411
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,859
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,706
	San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,828
1,750	GO, 5.000%, 08/01/28	1,922
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,854
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	1,902
1,000	Sonoma Junior College District, GO, 5.000%, 08/01/27	1,120
	State of California,
1,500	GO, 5.000%, 03/01/17	1,640
2,000	GO, 5.000%, 08/01/19	2,246
1,000	GO, 5.000%, 09/01/19	1,109
1,000	GO, 5.000%, 09/01/21	1,166
3,500	GO, 5.000%, 11/01/21	4,014
3,000	GO, 5.000%, 08/01/22	3,354
2,000	GO, 5.000%, 04/01/24	2,204
1,575	GO, 5.250%, 09/01/27	1,751
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,849
	State of California, Various Purpose,
2,310	GO, 5.250%, 10/01/22	2,599
1,000	GO, 5.500%, 04/01/23	1,150
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,720
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,403

		76,824

	Hospital — 3.5%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,071

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital –– Continued
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,770
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,197
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,029
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,629
1,500	University of California Regents Medical Center, Series D, Rev., 5.000%, 05/15/20	1,674

		8,370

	Housing — 0.8%
	California Housing Finance Agency, Home Mortgage,
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,029
795	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	830

		1,859

	Other Revenue — 18.2%
1,000	California Educational Facilities Authority, University of California, Series A, Rev., 5.000%, 10/01/23	1,198
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,596
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 08/15/18	1,169
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,069
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,107
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,114
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,138
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	610
	Other Revenue –– Continued
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,102
1,500	Series B, Rev., 5.000%, 05/15/26	1,644
2,430	City of Santa Rosa, Series A, Rev., 5.000%, 09/01/27	2,661
1,000	Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,199
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	596
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,216
1,000	Series A, Rev., 5.000%, 05/15/27	1,090
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,091
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,149
1,000	Series B, Rev., 5.000%, 08/01/25	1,116
1,185	Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,314
	Metropolitan Water District of Southern California,
1,500	Series A, Rev., 5.000%, 10/01/29	1,660
2,000	Series F, Rev., 5.000%, 07/01/28	2,241
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,186
1,000	San Diego County Regional Airport Authority, Series B, Rev., AMT, 5.000%, 07/01/28	1,043
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,641
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,401
2,000	San Francisco City & County Airports Commission, Second Series, Series A, Rev., AMT, 5.000%, 05/01/29	2,067
2,380	San Francisco City & County Public Utilities Commission, Sub Series A, Rev., 5.000%, 11/01/26	2,702
765	San Francisco City & County Public Utilities Commission, Unrefunded Balance, Series A, Rev., 5.000%, 11/01/16	867
1,000	University of California, Series AB, Rev., 5.000%, 05/15/26	1,109

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,064

		43,160

	Prerefunded — 1.6%
700	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS GNMA COLL, 7.500%, 05/01/23 (p)	897
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,190
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,085
715	San Marcos Public Facilities Authority, CR, Rev., Zero Coupon, 01/01/19 (p)	657

		3,829

	Special Tax — 3.1%
850	Colton Public Financing Authority, Tax Allocation, Series A, Rev., NATL-RE, 5.000%, 08/01/18	851
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,306
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Series A, Rev., 5.000%, 07/01/18	2,365
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	376
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,354

		7,252

	Transportation — 6.7%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,215
1,500	Series F, Rev., 5.000%, 04/01/25	1,696
1,250	Los Angeles Department of Airports, Series E, Rev., 4.500%, 05/15/16	1,374
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,691
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,088
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,565
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,689
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,718
1,000	San Francisco City & County Airports Commission, Second Series, Issue 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,178
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,702

		15,916

	Utility — 7.1%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,252
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,707
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,152
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,252
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,667
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,726
1,500	Series B, Rev., 5.250%, 07/01/23	1,746
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,362

		16,864

	Water & Sewer — 8.8%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,864
2,500	Series AF, Rev., 5.000%, 12/01/25	2,832
1,500	Series AG, Rev., 5.000%, 12/01/24	1,724
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,012

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,670
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,740
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,076
1,000	Metropolitan Water District of Southern California, Series D, Rev., 5.000%, 07/01/20	1,174
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,654
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,136
1,500	Series A, Rev., 5.000%, 05/15/25	1,660
2,000	Series B, Rev., 5.000%, 08/01/25	2,219

		20,761

	Total California	227,070

	Illinois — 0.9%
	Transportation — 0.9%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,140

	Kentucky — 0.5%
	Certificate of Participation/Lease — 0.5%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,180

	Pennsylvania — 0.5%
	Hospital — 0.5%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,145

	Puerto Rico — 0.1%
	Other Revenue — 0.1%
300	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	316

	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	562

	Texas — 0.5%
	Transportation — 0.5%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,104

	Total Municipal Bonds (Cost $219,020)	233,517

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
1,190	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,190)	1,190

	Total Investments — 99.1% (Cost $220,210)	234,707
	Other Assets in Excess of Liabilities — 0.9%	2,074

	NET ASSETS — 100.0%	$236,781

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,103
Aggregate gross unrealized depreciation	(1,606)

Net unrealized appreciation/depreciation	$14,497

Federal income tax cost of investments	$220,210

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$24,747	$—		$24,747
Education	—	7,488	—		7,488
General Obligation	—	76,309	515		76,824
Hospital	—	8,370	—		8,370
Housing	—	1,859	—		1,859
Other Revenue	—	43,160	—		43,160
Prerefunded	—	3,829	—		3,829
Special Tax	—	7,252	—		7,252
Transportation	—	15,916	—		15,916
Utility	—	16,864	—		16,864
Water & Sewer	—	20,761	—		20,761

Total California	—	226,555	515		227,070

Illinois
Transportation	—	2,140	—		2,140
Kentucky
Certificate of Participation/Lease	—	1,180	—		1,180
Pennsylvania
Hospital	—	1,145	—		1,145
Puerto Rico
Other Revenue	—	316	—		316
South Carolina
General Obligation	—	562	—		562
Texas
Transportation	—	1,104	—		1,104

Total Municipal Bonds	—	233,002	515		233,517

Short-Term Investment
Investment Company	1,190	—	—		1,190

Total Investments in Securities	$1,190	$233,002	$515	*	$234,707

*	Level 3 securities are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $ 515,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 94.8%
	Consumer Discretionary — 7.4%
	Auto Components — 0.1%
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	689

	Automobiles — 1.0%
750	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	853
	Daimler Finance North America LLC,
2,010	1.450%, 08/01/16 (e)	2,027
1,180	2.950%, 01/11/17 (e)	1,224
985	Ford Motor Co., 4.750%, 01/15/43	880
515	General Motors Co., 6.250%, 10/02/43 (e)	523

		5,507

	Distributors — 0.3%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,595

	Diversified Consumer Services — 0.1%
500	Service Corp. International, 7.500%, 04/01/27	531

	Hotels, Restaurants & Leisure — 0.6%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	963
1,000	MGM Resorts International, 6.750%, 10/01/20	1,075
1,000	Sabre, Inc., 8.500%, 05/15/19 (e)	1,106

		3,144

	Internet & Catalog Retail — 0.3%
1,755	Amazon.com, Inc., 2.500%, 11/29/22	1,604

	Media — 3.9%
	21st Century Fox America, Inc.,
745	5.400%, 10/01/43 (e)	753
750	6.150%, 02/15/41	829
1,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,035
1,310	Comcast Corp., 4.500%, 01/15/43	1,189
485	CSC Holdings LLC, 8.625%, 02/15/19	572
2,315	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,042
335	Discovery Communications LLC, 4.875%, 04/01/43	312
1,000	DISH DBS Corp., 6.750%, 06/01/21	1,077
1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,383
	NBCUniversal Media LLC,
2,110	4.375%, 04/01/21	2,265
810	4.450%, 01/15/43	726
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	529
675	Omnicom Group, Inc., 3.625%, 05/01/22	657
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	970
1,150	Time Warner Cable, Inc., 4.500%, 09/15/42	851
	Time Warner, Inc.,
1,725	4.750%, 03/29/21	1,856
1,185	4.900%, 06/15/42	1,112
	Viacom, Inc.,
875	2.500%, 09/01/18	886
1,285	4.375%, 03/15/43	1,069
500	5.850%, 09/01/43	521

		20,634

	Multiline Retail — 0.4%
	Macy’s Retail Holdings, Inc.,
1,205	4.300%, 02/15/43	1,008
1,165	4.375%, 09/01/23	1,177

		2,185

	Specialty Retail — 0.7%
760	Home Depot, Inc. (The), 4.875%, 02/15/44	773
1,000	L Brands, Inc., 6.625%, 04/01/21	1,101
500	Party City Holdings, Inc., 8.875%, 08/01/20	555
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	467
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	541

		3,437

	Total Consumer Discretionary	39,326

	Consumer Staples — 7.0%
	Beverages — 1.7%
4,710	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	4,355
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	565
940	PepsiCo, Inc., 2.750%, 03/01/23	872
	SABMiller Holdings, Inc.,
1,795	2.450%, 01/15/17 (e)	1,852
1,205	3.750%, 01/15/22 (e)	1,221

		8,865

	Food & Staples Retailing — 2.5%
4,055	CVS Caremark Corp., 2.750%, 12/01/22	3,745

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Kroger Co. (The),
1,380	3.850%, 08/01/23	1,357
825	5.150%, 08/01/43	798
	Wal-Mart Stores, Inc.,
3,345	1.950%, 12/15/18	3,372
2,025	3.625%, 07/08/20	2,145
1,445	4.000%, 04/11/43	1,282
580	5.000%, 10/25/40	601

		13,300

	Food Products — 1.1%
700	ConAgra Foods, Inc., 1.900%, 01/25/18	696
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	481
	Kraft Foods Group, Inc.,
1,010	3.500%, 06/06/22	987
1,110	5.000%, 06/04/42	1,085
1,465	Mondelez International, Inc., 5.375%, 02/10/20	1,657
750	Post Holdings, Inc., 7.375%, 02/15/22	795

		5,701

	Household Products — 0.4%
500	Central Garden & Pet Co., 8.250%, 03/01/18	505
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	513
1,000	9.000%, 04/15/19	1,070

		2,088

	Tobacco — 1.3%
	Altria Group, Inc.,
2,960	2.850%, 08/09/22	2,727
1,420	4.250%, 08/09/42	1,195
500	B.A.T. International Finance plc, (United Kingdom), 2.125%, 06/07/17 (e)	510
	Philip Morris International, Inc.,
2,725	4.125%, 03/04/43	2,417
285	4.875%, 11/15/43	282

		7,131

	Total Consumer Staples	37,085

	Energy — 10.5%
	Energy Equipment & Services — 0.8%
	Halliburton Co.,
1,189	3.250%, 11/15/21	1,190
805	4.750%, 08/01/43	796
1,055	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	1,059
1,485	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22	1,418

		4,463

	Oil, Gas & Consumable Fuels — 9.7%
2,965	Anadarko Petroleum Corp., 6.375%, 09/15/17	3,460
	BP Capital Markets plc, (United Kingdom),
2,035	1.846%, 05/05/17	2,075
1,090	2.750%, 05/10/23	1,009
2,105	3.245%, 05/06/22	2,063
1,210	Canadian Natural Resources Ltd., (Canada), 5.700%, 05/15/17	1,374
730	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	744
	Cenovus Energy, Inc., (Canada),
1,680	3.000%, 08/15/22	1,583
290	4.450%, 09/15/42	261
230	5.200%, 09/15/43	230
1,175	Chevron Corp., 1.718%, 06/24/18	1,177
1,250	ConocoPhillips, 6.000%, 01/15/20	1,472
2,000	ConocoPhillips Co., 2.400%, 12/15/22	1,845
775	Devon Energy Corp., 4.750%, 05/15/42	715
1,510	Enbridge, Inc., (Canada), 4.000%, 10/01/23	1,504
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,731
605	6.500%, 02/01/42	655
	Enterprise Products Operating LLC,
1,555	4.450%, 02/15/43	1,374
1,515	4.850%, 03/15/44	1,425
2,225	EOG Resources, Inc., 2.625%, 03/15/23	2,057
500	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	575
3,300	Kinder Morgan Energy Partners LP, 5.000%, 03/01/43	3,069
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	519
1,420	Marathon Petroleum Corp., 6.500%, 03/01/41	1,604
1,100	Noble Energy, Inc., 5.250%, 11/15/43	1,100
1,255	ONEOK Partners LP, 6.200%, 09/15/43	1,348
555	Phillips 66, 5.875%, 05/01/42	604

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Plains All American Pipeline LP/PAA Finance Corp.,
625	3.850%, 10/15/23	613
1,630	5.000%, 02/01/21	1,782
550	6.125%, 01/15/17	626
500	Plains Exploration & Production Co., 6.500%, 11/15/20	547
	Spectra Energy Partners LP,
165	2.950%, 09/25/18	169
1,695	5.950%, 09/25/43	1,802
925	Statoil ASA, (Norway), 2.900%, 11/08/20	932
	Suncor Energy, Inc., (Canada),
2,500	6.100%, 06/01/18	2,936
683	6.500%, 06/15/38	799
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22	1,667
3,240	Total Capital S.A., (France), 4.125%, 01/28/21	3,445
500	Whiting Petroleum Corp., 5.750%, 03/15/21	519

		51,410

	Total Energy	55,873

	Financials — 36.0%
	Capital Markets — 6.0%
2,075	Credit Suisse, (Switzerland), 5.400%, 01/14/20	2,300
	Credit Suisse AG, (Switzerland),
680	6.500%, 08/08/23 (e)	718
EUR 1,400	VAR, 5.750%, 09/18/25	2,007
	Goldman Sachs Group, Inc. (The),
6,200	2.375%, 01/22/18	6,261
2,030	2.900%, 07/19/18	2,083
4,050	3.625%, 01/22/23	3,928
755	6.750%, 10/01/37	837
	Morgan Stanley,
1,260	2.125%, 04/25/18	1,258
2,990	3.750%, 02/25/23	2,912
6,605	4.750%, 03/22/17	7,263
2,335	State Street Corp., 3.700%, 11/20/23	2,329

		31,896

	Commercial Banks — 10.9%
1,140	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,147
	Bank of Montreal, (Canada),
1,825	1.450%, 04/09/18	1,795
1,615	2.375%, 01/25/19	1,635
2,745	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	3,098
580	BNP Paribas S.A., (France), 3.250%, 03/03/23	552
2,790	Capital One Bank USA N.A., 3.375%, 02/15/23	2,624
1,770	Capital One Financial Corp., 2.150%, 03/23/15	1,801
4,115	Discover Bank, 2.000%, 02/21/18	4,089
2,560	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	2,693
1,770	Fifth Third Bancorp, 4.300%, 01/16/24	1,757
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	536
5,085	4.125%, 08/12/20 (e)	5,385
1,000	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22	1,030
	Nordea Bank AB, (Sweden),
2,110	1.625%, 05/15/18 (e)	2,081
1,185	4.250%, 09/21/22 (e)	1,178
2,065	PNC Bank N.A., 2.700%, 11/01/22	1,898
1,710	Royal Bank of Canada, (Canada), 2.200%, 07/27/18	1,729
365	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	420
750	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e)	750
	Skandinaviska Enskilda Banken AB, (Sweden),
2,195	1.750%, 03/19/18 (e)	2,170
1,480	2.375%, 11/20/18 (e)	1,487
1,410	Societe Generale S.A., (France), 2.625%, 10/01/18	1,433
	Svenska Handelsbanken AB, (Sweden),
2,865	2.500%, 01/25/19	2,897
1,000	2.875%, 04/04/17	1,043
4,345	Swedbank AB, (Sweden), 1.750%, 03/12/18 (e)	4,313
1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,183
	Wells Fargo & Co.,
3,240	1.250%, 07/20/16	3,267
2,590	Series M, 3.450%, 02/13/23	2,445

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
555	4.125%, 08/15/23	549
1,055	5.375%, 11/02/43	1,041

		58,026

	Consumer Finance — 2.4%
500	Ally Financial, Inc., 7.500%, 09/15/20	586
1,780	American Express Co., 1.550%, 05/22/18	1,755
	Ford Motor Credit Co. LLC,
2,790	1.700%, 05/09/16	2,827
5,735	3.000%, 06/12/17	5,995
530	4.375%, 08/06/23	537
	General Motors Financial Co., Inc.,
675	2.750%, 05/15/16 (e)	684
235	3.250%, 05/15/18 (e)	236
140	4.250%, 05/15/23 (e)	133

		12,753

	Diversified Financial Services — 8.5%
	Bank of America Corp.,
5,975	2.000%, 01/11/18	5,994
7,075	3.300%, 01/11/23	6,695
	Citigroup, Inc.,
1,350	1.700%, 07/25/16	1,368
360	1.750%, 05/01/18	357
1,815	2.500%, 09/26/18	1,842
3,080	3.375%, 03/01/23	2,953
5,390	4.450%, 01/10/17	5,881
790	6.675%, 09/13/43	883
	General Electric Capital Corp.,
2,425	1.500%, 07/12/16	2,464
3,290	1.625%, 04/02/18	3,290
3,820	4.375%, 09/16/20	4,169
1,420	5.875%, 01/14/38	1,608
	ING US, Inc.,
2,260	2.900%, 02/15/18	2,320
500	5.700%, 07/15/43 (e)	517
1,295	VAR, 5.650%, 05/15/53	1,262
	Shell International Finance B.V., (Netherlands),
680	1.900%, 08/10/18	686
1,835	2.250%, 01/06/23	1,662
1,390	2.375%, 08/21/22	1,287
305	4.550%, 08/12/43	298

		45,536

	Insurance — 3.8%
1,450	Allstate Corp. (The), VAR, 5.750%, 08/15/53	1,472
	American International Group, Inc.,
4,050	4.875%, 06/01/22	4,388
2,500	5.850%, 01/16/18	2,886
550	AXA S.A., (France), 8.600%, 12/15/30	675
	Berkshire Hathaway Finance Corp.,
1,910	2.900%, 10/15/20	1,921
1,040	5.750%, 01/15/40	1,159
1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,239
1,895	MetLife, Inc., 4.125%, 08/13/42	1,675
1,545	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,512
	Prudential Financial, Inc.,
1,035	5.100%, 08/15/43	1,041
2,270	VAR, 5.200%, 03/15/44	2,173
360	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	316

		20,457

	Real Estate Investment Trusts (REITs) — 3.8%
680	American Tower Corp., 3.500%, 01/31/23	624
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,158
	Boston Properties LP,
600	3.800%, 02/01/24	586
1,210	3.850%, 02/01/23	1,197
1,680	Camden Property Trust, 5.700%, 05/15/17	1,881
1,990	DDR Corp., 3.500%, 01/15/21	1,978
1,240	Duke Realty LP, 3.875%, 02/15/21	1,239
	HCP, Inc.,
775	3.150%, 08/01/22	720
1,360	5.375%, 02/01/21	1,494
1,000	6.000%, 01/30/17	1,128
1,640	Kimco Realty Corp., 3.125%, 06/01/23	1,510
910	Liberty Property LP, 4.400%, 02/15/24	905
920	ProLogis LP, 4.250%, 08/15/23	920
1,150	UDR, Inc., 3.700%, 10/01/20	1,172
2,710	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,539
970	Weingarten Realty Investors, 4.450%, 01/15/24	967

		20,018

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Thrifts & Mortgage Finance — 0.6%
	BPCE S.A., (France),
1,500	1.700%, 04/25/16	1,516
1,660	5.700%, 10/22/23 (e)	1,712

		3,228

	Total Financials	191,914

	Health Care — 6.6%
	Biotechnology — 0.6%
1,025	Amgen, Inc., 5.650%, 06/15/42	1,074
2,255	Gilead Sciences, Inc., 4.500%, 04/01/21	2,429

		3,503

	Health Care Equipment & Supplies — 0.1%
500	Biomet, Inc., 6.500%, 08/01/20	530

	Health Care Providers & Services — 3.7%
4,110	Aetna, Inc., 2.750%, 11/15/22	3,812
520	Cardinal Health, Inc., 4.600%, 03/15/43	480
3,075	Cigna Corp., 4.000%, 02/15/22	3,153
	Express Scripts Holding Co.,
1,000	3.125%, 05/15/16	1,048
3,160	4.750%, 11/15/21	3,364
800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	864
500	HCA Holdings, Inc., 7.750%, 05/15/21	547
1,000	HCA, Inc., 6.500%, 02/15/20	1,104
500	Health Management Associates, Inc., 7.375%, 01/15/20	560
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	274
720	6.000%, 10/01/20 (e)	753
1,550	UnitedHealth Group, Inc., 3.950%, 10/15/42	1,319
200	Ventas Realty LP, 5.700%, 09/30/43	206
	WellPoint, Inc.,
620	2.300%, 07/15/18	621
650	4.625%, 05/15/42	592
830	5.100%, 01/15/44	815

		19,512

	Pharmaceuticals — 2.2%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17	2,338
855	4.400%, 11/06/42	781
665	Actavis, Inc., 1.875%, 10/01/17	664
1,290	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	1,237
1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	1,021
1,445	Merck & Co., Inc., 1.300%, 05/18/18	1,419
	Mylan, Inc.,
410	1.800%, 06/24/16 (e)	416
1,440	2.600%, 06/24/18 (e)	1,461
1,565	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	1,433
	Valeant Pharmaceuticals International, Inc.,
750	6.750%, 08/15/21 (e)	793
250	7.500%, 07/15/21 (e)	275

		11,838

	Total Health Care	35,383

	Industrials — 5.0%
	Aerospace & Defense — 0.7%
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,091
2,845	United Technologies Corp., 3.100%, 06/01/22	2,794

		3,885

	Airlines — 1.0%
1,610	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e)	1,558
625	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	653
821	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	923
1,327	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	1,476
640	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	618

		5,228

	Electrical Equipment — 0.2%
725	Eaton Corp., 1.500%, 11/02/17	716
500	General Cable Corp., 6.500%, 10/01/22 (e)	495

		1,211

	Industrial Conglomerates — 0.3%
1,530	General Electric Co., 4.125%, 10/09/42	1,400

	Machinery — 0.4%
1,775	Caterpillar, Inc., 3.803%, 08/15/42	1,500
500	Terex Corp., 6.000%, 05/15/21	517

		2,017

	Road & Rail — 1.3%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	730

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21	1,351
2,080	4.450%, 03/15/43	1,884
	CSX Corp.,
460	4.100%, 03/15/44	394
1,181	5.600%, 05/01/17	1,337
750	Hertz Corp. (The), 5.875%, 10/15/20	778
580	Norfolk Southern Corp., 4.800%, 08/15/43	565

		7,039

	Trading Companies & Distributors — 0.8%
2,450	Air Lease Corp., 3.375%, 01/15/19	2,456
575	HD Supply, Inc., 8.125%, 04/15/19	642
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	559
250	7.625%, 04/15/22	280

		3,937

	Transportation Infrastructure — 0.3%
1,700	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e)	1,721

	Total Industrials	26,438

	Information Technology — 3.2%
	Communications Equipment — 0.6%
500	Avaya, Inc., 7.000%, 04/01/19 (e)	486
	Cisco Systems, Inc.,
2,140	4.450%, 01/15/20	2,354
140	5.500%, 01/15/40	150

		2,990

	Computers & Peripherals — 0.4%
2,485	Apple, Inc., 3.850%, 05/04/43	2,073

	IT Services — 0.9%
	First Data Corp.,
1,000	6.750%, 11/01/20 (e)	1,047
500	PIK, 10.000%, 01/15/22 (e)	536
	International Business Machines Corp.,
1,397	1.875%, 08/01/22	1,235
1,540	3.375%, 08/01/23	1,511
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	544

		4,873

	Semiconductors & Semiconductor Equipment — 0.0% (g)
235	Amkor Technology, Inc., 6.625%, 06/01/21	241

	Software — 1.3%
1,315	Microsoft Corp., 3.500%, 11/15/42	1,056
	Oracle Corp.,
1,300	1.200%, 10/15/17	1,291
5,040	2.500%, 10/15/22	4,644

		6,991

	Total Information Technology	17,168

	Materials — 3.3%
	Chemicals — 1.3%
3,230	Dow Chemical Co. (The), 4.125%, 11/15/21	3,323
750	Hexion US Finance Corp., 6.625%, 04/15/20	764
500	Huntsman International LLC, 4.875%, 11/15/20	493
750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	833
1,660	LyondellBasell Industries N.V., (Netherlands), 5.000%, 04/15/19	1,864

		7,277

	Containers & Packaging — 0.1%
650	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	702

	Metals & Mining — 1.7%
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42	758
1,735	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	1,753
1,096	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	1,029
2,810	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	2,617
1,420	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22	1,365
1,435	Xstrata Finance Canada Ltd., (Canada), 4.250%, 10/25/22 (e)	1,371

		8,893

	Paper & Forest Products — 0.2%
870	International Paper Co., 6.000%, 11/15/41	939

	Total Materials	17,811

	Telecommunication Services — 8.5%
	Diversified Telecommunication Services — 7.3%
	AT&T, Inc.,
2,330	1.700%, 06/01/17	2,337
2,315	2.375%, 11/27/18	2,322
1,535	2.625%, 12/01/22	1,369

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
4,090	4.300%, 12/15/42	3,412
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21 (e)	724
750	7.375%, 06/01/20	815
3,755	Deutsche Telekom International Finance B.V., (Netherlands), 2.250%, 03/06/17 (e)	3,846
400	GCI, Inc., 6.750%, 06/01/21	384
1,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20	1,092
500	Level 3 Financing, Inc., 8.625%, 07/15/20	560
	Orange S.A., (France),
2,365	4.125%, 09/14/21	2,407
800	5.375%, 01/13/42	801
850	Sprint Capital Corp., 8.750%, 03/15/32	914
1,300	Telefonica Emisiones S.A.U., (Spain), 4.570%, 04/27/23	1,288
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	819
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	427
4,765	2.500%, 09/15/16	4,948
2,590	3.850%, 11/01/42	2,073
1,360	4.500%, 09/15/20	1,460
2,130	6.400%, 09/15/33	2,378
2,590	6.550%, 09/15/43	2,948
750	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	763
1,000	Windstream Corp., 7.750%, 10/01/21	1,068

		39,155

	Wireless Telecommunication Services — 1.2%
	America Movil S.A.B. de C.V., (Mexico),
2,935	3.125%, 07/16/22	2,737
690	4.375%, 07/16/42	575
500	MetroPCS Wireless, Inc., 6.250%, 04/01/21 (e)	520
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	484
2,255	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43	1,922

		6,238

	Total Telecommunication Services	45,393

	Utilities — 7.3%
	Electric Utilities — 4.0%
	Baltimore Gas & Electric Co.,
2,100	2.800%, 08/15/22	1,978
2,045	3.350%, 07/01/23	1,983
875	Comision Federal de Electricidad, (Mexico), 4.875%, 01/15/24 (e)	868
285	Dominion Gas Holdings LLC, 4.800%, 11/01/43 (e)	278
	Duke Energy Corp.,
1,605	1.625%, 08/15/17	1,613
4,715	3.050%, 08/15/22	4,526
775	Entergy Arkansas, Inc., 3.050%, 06/01/23	730
1,215	Georgia Power Co., 4.300%, 03/15/43	1,097
2,930	PacifiCorp, 2.950%, 02/01/22	2,851
	PPL Capital Funding, Inc.,
1,660	3.500%, 12/01/22	1,581
35	4.200%, 06/15/22	35
250	4.700%, 06/01/43	220
640	Southern California Edison Co., 3.900%, 03/15/43	569
625	Southern Co. (The), 2.450%, 09/01/18	635
1,955	Xcel Energy, Inc., 4.700%, 05/15/20	2,168

		21,132

	Gas Utilities — 0.4%
2,540	DCP Midstream Operating LP, 3.875%, 03/15/23	2,367

	Independent Power Producers & Energy Traders — 0.2%
630	Oglethorpe Power Corp., 5.375%, 11/01/40	642
385	Southern Power Co., 5.250%, 07/15/43	384

		1,026

	Multi-Utilities — 2.7%
	Centrica plc, (United Kingdom),
1,065	4.000%, 10/16/23 (e)	1,053
485	5.375%, 10/16/43 (e)	483
	Dominion Resources, Inc.,
3,300	Series B, 2.750%, 09/15/22	3,081
2,200	4.450%, 03/15/21	2,356
1,085	MidAmerican Energy Holdings Co., 5.150%, 11/15/43 (e)	1,083
	Nisource Finance Corp.,
400	3.850%, 02/15/23	386
1,525	4.800%, 02/15/44	1,362
665	5.250%, 02/15/43	635

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Multi-Utilities — Continued
3,975	Sempra Energy, 2.875%, 10/01/22	3,681

		14,120

	Total Utilities	38,645

	Total Corporate Bonds (Cost $513,024)	505,036

Preferred Securities — 2.3% (x)
	Financials — 2.3%
	Capital Markets — 0.3%
1,095	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	986
EUR 500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17	752

		1,738

	Commercial Banks — 0.7%
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,186
2,290	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,570

		3,756

	Diversified Financial Services — 1.2%
2,410	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	2,663
1,550	Citigroup, Inc., Series D, VAR, 5.350%, 05/15/23	1,368
2,200	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	2,271

		6,302

	Insurance — 0.1%
630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	668

	Total Preferred Securities (Cost $12,678)	12,464

	U.S. Treasury Obligations — 1.0%
	U.S. Treasury Bonds,
525	2.875%, 05/15/43	436
1,730	3.625%, 08/15/43	1,672
	U.S. Treasury Notes,
260	0.250%, 02/28/15 (k)	260
2,455	1.250%, 10/31/18	2,445
565	2.750%, 11/15/23	566

	Total U.S. Treasury Obligations (Cost $5,378)	5,379

	Preferred Stocks — 0.5%
	Financials — 0.5%
	Capital Markets — 0.5%
58	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	1,318
39	Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) (a) @	1,033

	Total Preferred Stocks (Cost $2,399)	2,351

PRINCIPAL AMOUNT
Short-Term Investments — 0.8%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
395	0.042%, 01/23/14 (k) (n)	395
280	0.086%, 05/01/14 (k) (n)	280

	Total U.S. Treasury Obligations (Cost $675)	675

SHARES
	Investment Company — 0.7%
3,656	JPMorgan Prime Money Market Fund, Institutional Class Shares, , 0.010% (b) (l) (Cost $3,656)	3,656

	Total Short-Term Investments (Cost $4,331)	4,331

	Total Investments — 99.4% (Cost $537,810)	529,561
	Other Assets in Excess of Liabilities — 0.6%	3,013

	NET ASSETS — 100.0%	$532,574

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
307	U.S. Treasury Long Bond	03/20/14	40,140	40
258	2 Year U.S. Treasury Note	03/31/14	56,836	15
	Short Futures Outstanding
(860)	10 Year U.S. Treasury Note	03/20/14	(107,822)	45
(27)	Ultra U.S. Treasury Bond	03/20/14	(3,756)	(19)
(73)	5 Year U.S. Treasury Note	03/31/14	(8,827)	12

				93

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,013	EUR	TD Bank Financial Group	12/19/13	23	23	–	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,289	EUR	State Street Corp.	12/19/13	18	18	–	(h)
2,062,476	EUR	Westpac Banking Corp.	12/19/13	2,770	2,802	(32)

				2,788	2,820	(32)

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(n)	—	The rate shown is the effective yield at the date of purchase.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,789
Aggregate gross unrealized depreciation	(11,038)

Net unrealized appreciation/depreciation	$(8,249)

Federal income tax cost of investments	$537,810

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
Financials	$2,351	$—	$—		$2,351

Debt Securities
Corporate Bonds
Consumer Discretionary	—	39,326	—		39,326
Consumer Staples	—	37,085	—		37,085
Energy	—	55,873	—		55,873
Financials	—	191,914	—		191,914
Health Care	—	35,383	—		35,383
Industrials	—	21,863	4,575		26,438
Information Technology	—	17,168	—		17,168
Materials	—	17,811	—		17,811
Telecommunication Services	—	45,393	—		45,393
Utilities	—	38,645	—		38,645

Total Corporate Bonds	—	500,461	4,575		505,036

Preferred Securities
Financials	—	12,464	—		12,464

U.S. Treasury Obligations	—	5,379	—		5,379
Short-Term Investments
U.S. Treasury Obligations	—	675	—		675
Investment Company	3,656	—	—		3,656

Total Investments in Securities	$6,007	$518,979	$4,575	*	$529,561

Appreciation in Other Financial Instruments
Futures Contracts	$112	$—	$—		$112

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(32)	$—		$(32)
Futures Contracts	(19)	—	—		(19)

Total Depreciation in Other Financial Instruments	$(19)	$(32)	$—		$(51)

*	Level 3 securities are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $4,575,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Corporate Bond Fund	Balance as of 03/01/2013*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Corporate Bond — Industrials	$—	$—	$(127)	$(25)	$4,841	$(114)	$—	$—	$4,575

*	Commencement of operations.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $(127,000)

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 40.8%
200	Banco Del Estado De Chile, 0.420%, 06/17/14	200
250	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390%, 05/13/14	250
300	Barclays Bank plc, (United Kingdom), 0.274%, 12/13/13	300
300	Canadian Imperial Bank of Commerce, (Canada), 0.245%, 02/26/14	300
250	China Construction Bank Corp., 0.520%, 12/23/13	250
300	Credit Suisse, (Liechtenstein), 0.670%, 01/09/14	300
300	Industrial & Commercial Bank of China Ltd., (China), 0.620%, 05/15/14	301
200	Mizuho Corporate Bank Ltd., 0.220%, 02/21/14	200
250	Natixis, (France), 0.301%, 06/25/14	250
300	Norinchukin Bank, 0.220%, 02/10/14	300
350	Rabobank Nederland N.V., (Netherlands), 0.288%, 05/27/14	350
300	Shizuoka Bank, 0.210%, 01/03/14	300
250	Sumitomo Mitsui Banking Corp., (Japan), 0.380%, 05/09/14	250
250	Toronto-Dominion Bank, 0.300%, 05/14/14	250
300	Wells Fargo Bank N.A., 0.256%, 09/05/14	300

	Total Certificates of Deposit (Cost $4,100)	4,101

Commercial Paper — 48.7% (n)
250	ABN Amro Funding USA LLC, 0.351%, 06/02/14 (e) (m)	249
250	Antalis US Funding Corp., 0.231%, 02/10/14 (e)	250
300	Australia & New Zealand Banking Group Ltd., (Australia), 0.286%, 05/28/19 (e)	300
250	BNP Paribas Finance, Inc., 0.361%, 12/02/13	250
350	Commonwealth Bank of Australia, (Australia), 0.248%, 04/24/14 (e)	350
330	Erste Abwicklungsanstalt, (Germany), 0.261%, 04/02/14 (e)	330
250	HSBC Bank plc, (United Kingdom), 0.281%, 05/15/14 (e)	250
300	ING U.S. Funding LLC, 0.231%, 03/21/14	300
250	Macquarie Bank Ltd., 0.340%, 05/20/14 (e)	249
300	Private Export Funding Corp., 0.261%, 05/15/14 (e)	300
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.351%, 05/14/14 (e)	250
250	Skandinaviska Enskilda Banken AB, 0.275%, 03/24/14 (e)	250
418	Societe Generale North America, Inc., 0.110%, 12/02/13	418
300	Starbird Funding Corp., 0.071%, 12/02/13 (e)	300
250	Suncorp Group Ltd., 0.271%, 02/03/14 (e)	250
300	Svenska Handelsbanken, Inc., (Sweden), 0.251%, 01/28/14 (e)	300
300	Westpac Banking Corp., (Australia), 0.252%, 05/02/14 (e)	300

	Total Commercial Paper (Cost $4,895)	4,896

Corporate Bonds — 8.2%
	Financials — 8.2%
	Commercial Banks — 2.5%
250	Royal Bank of Canada, (Canada), 1.125%, 01/15/14	250

	Diversified Financial Services — 2.2%
225	Shell International Finance B.V., (Netherlands), 4.000%, 03/21/14	228

	Insurance — 3.5%
350	Metropolitan Life Global Funding I, VAR, 0.506%, 12/12/14 (e)	350

	Total Corporate Bonds (Cost $828)	828

Repurchase Agreement — 2.5%
250	Merrill Lynch PFS, Inc., 0.560%, dated 11/29/13, due 12/02/13, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.396% - 5.171%, due 11/01/21 - 10/26/39, with a value of $263. (Cost $250)	250

	Total Investments — 100.2% (Cost $10,073)	10,075
	Liabilities in Excess of Other Assets — (0.2)%	(18)

	NET ASSETS — 100.0%	$10,057

Percentages indicated are based on net assets.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$2

Federal income tax cost of investments	$10,073

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,075	$—	$10,075

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificate of Deposit — 4.2%
425,000	Norinchukin Bank, 0.100%, 12/03/13 (Cost $425,000)	425,000

Commercial Paper — 8.5% (n)
425,000	Fortis Funding LLC, 0.059%, 12/02/13 (e) (m)	424,999
425,000	Societe Generale North America, Inc., 0.110%, 12/02/13	424,999

	Total Commercial Paper (Cost $849,998)	849,998

Repurchase Agreements — 40.8%
2,000,000	Deutsche Bank Securities, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $2,000,010, collateralized by Federal Home Loan Mortgage Corporation, 2.212% - 7.500%, due 02/01/32 - 12/15/42, Federal National Mortgage Association, 4.000% - 7.000%, due 10/01/17 - 11/01/43 and Government National Mortgage Association, 2.450% - 7.427%, due 10/20/32 - 06/16/53, with a value of $2,061,507.	2,000,000
1,896,000	Merrill Lynch PFS, Inc., 0.090%, dated 11/29/13, due 12/02/13, repurchase price $1,896,009, collateralized by Government National Mortgage Association, 6.312%, due 02/20/38, with a value of $1,952,880.	1,896,000
192,000	RBS Securities, Inc., 0.080%, dated 11/29/13, due 12/02/13, repurchase price $192,001, collateralized by U.S. Treasury Securities, 1.375%, due 09/30/18, with a value of $196,113.	192,000

	Total Repurchase Agreements (Cost $4,088,000)	4,088,000

Time Deposits — 46.7%
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 12/02/13	425,000
425,000	Barclays Bank plc, 0.120%, 12/02/13	425,000
425,000	Citibank N.A., 0.120%, 12/04/13	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.110%, 12/02/13	425,000
425,000	Credit Industriel et Commercial, 0.100%, 12/02/13	425,000
425,000	DZ Bank AG, 0.060%, 12/02/13	425,000
425,000	ING Bank N.V., 0.130%, 12/02/13	425,000
425,000	Lloyds TSB Bank plc, 0.050%, 12/02/13	425,000
425,000	National Australia Bank Ltd., 0.050%, 12/02/13	425,000
425,000	Natixis S.A., 0.100%, 12/02/13	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.060%, 12/02/13	425,000

	Total Time Deposits (Cost $4,675,000)	4,675,000

	Total Investments — 100.2% (Cost $10,037,998) *	10,037,998
	Liabilities in Excess of Other Assets — (0.2)%	(20,836)

	NET ASSETS — 100.0%	$10,017,162

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,037,998	$—	$10,037,998

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 94.3%
	Austria — 1.2%
250	JBS Investments GmbH, 7.750%, 10/28/20 (e)	252

	Bermuda — 1.0%
200	Shenzhen International Holdings Ltd., Reg. S., 4.375%, 04/20/17	208

	Brazil — 5.6%
190	Banco ABC Brasil S.A., Reg. S., 7.875%, 04/08/20	196
200	Banco BTG Pactual S.A., Reg. S., 4.000%, 01/16/20	176
200	Globo Comunicacao e Participacoes S.A., Reg. S., 5.307%, 05/11/22	206
200	Samarco Mineracao S.A., 5.750%, 10/24/23 (e)	197
200	USJ Acucar e Alcool S.A., Reg. S., 9.875%, 11/09/19	195
200	Votorantim Cimentos S.A., Reg. S., 7.250%, 04/05/41	191

		1,161

	Canada — 1.6%
	Pacific Rubiales Energy Corp.,
160	5.375%, 01/26/19 (e)	160
200	Reg. S., 5.125%, 03/28/23	181

		341

	Cayman Islands — 13.3%
100	Alliance Global Group, Inc., 6.500%, 08/18/17	105
200	Baidu, Inc., 3.250%, 08/06/18	205
200	Central China Real Estate Ltd., Reg. S., 6.500%, 06/04/18	194
200	China SCE Property Holdings Ltd., Reg. S., 11.500%, 11/14/17	218
200	China Shanshui Cement Group Ltd., Reg. S., 10.500%, 04/27/17	217
210	China State Construction Finance Cayman I Ltd., Reg. S., 3.125%, 04/02/18	201
200	Country Garden Holdings Co. Ltd., Reg. S., 7.500%, 01/10/23	194
200	Kaisa Group Holdings Ltd., Reg. S., 8.875%, 03/19/18	205
170	Kuwait Projects Co., Reg. S., 8.875%, 10/17/16	194
200	MAF Global Securities Ltd., Reg. S., 5.250%, 07/05/19	209
200	MCE Finance Ltd., Reg. S., 5.000%, 02/15/21	193
200	Shimao Property Holdings Ltd., Reg. S., 6.625%, 01/14/20	193
200	Texhong Textile Group Ltd., Reg. S., 6.500%, 01/18/19	199
200	Tingyi Cayman Islands Holding Corp., Reg. S., 3.875%, 06/20/17	209

		2,736

	Chile — 6.9%
100	AES Gener S.A., Reg. S., 5.250%, 08/15/21	101
210	Banco de Credito e Inversiones, Reg. S., 3.000%, 09/13/17	209
220	Cencosud S.A., Reg. S., 4.875%, 01/20/23	208
190	Colbun S.A., Reg. S., 6.000%, 01/21/20	202
100	E.CL S.A., Reg. S., 5.625%, 01/15/21	106
200	SACI Falabella, Reg. S., 3.750%, 04/30/23	182
200	Sociedad Quimica y Minera de Chile S.A., Reg. S., 5.500%, 04/21/20	205
220	Telefonica Chile S.A., Reg. S., 3.875%, 10/12/22	203

		1,416

	Colombia — 1.7%
	Banco GNB Sudameris S.A.,
200	Reg. S., 3.875%, 05/02/18	187
54	Reg. S., 7.500%, 07/30/22	56
110	Ecopetrol S.A., 5.875%, 09/18/23	116

		359

	Costa Rica — 1.0%
200	Banco de Costa Rica, 5.250%, 08/12/18 (e)	200

	Croatia — 1.0%
200	Hrvatska Elektroprivreda, Reg. S., 6.000%, 11/09/17	203

	Georgia — 1.1%
220	Bank of Georgia JSC, 7.750%, 07/05/17 (e)	229

	Hong Kong — 1.9%
210	Bright Food, Reg. S., 3.000%, 05/21/18	201
200	CITIC Pacific Ltd., Reg. S., 6.375%, 04/10/20	196

		397

	India — 3.0%
200	Axis Bank Ltd., Reg. S., 5.125%, 09/05/17	208
200	ICICI Bank Ltd., Reg. S., 4.700%, 02/21/18	202
220	NTPC Ltd., Reg. S., 4.750%, 10/03/22	201

		611

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Ireland — 2.5%
100	Alfa Bank OJSC Via Alfa Bond Issuance plc, Reg. S., 7.875%, 09/25/17	111
200	Credit Bank of Moscow Via CBOM Finance plc, Reg. S., 7.700%, 02/01/18	206
200	Russian Railways Via RZD Capital plc, Reg. S., 5.700%, 04/05/22	203

		520

	Kazakhstan — 1.0%
200	Zhaikmunai LLP, Reg. S., 7.125%, 11/13/19	209

	Luxembourg — 7.9%
200	Evraz Group S.A., Reg. S., 7.400%, 04/24/17	208
170	Gazprom OAO Via Gaz Capital S.A., Reg. S., 8.625%, 04/28/34	201
200	Millicom International Cellular S.A., Reg. S., 6.625%, 10/15/21 (e)	204
200	Offshore Drilling Holding S.A., 8.375%, 09/20/20 (e)	212
200	Russian Agricultural Bank OJSC Via RSHB Capital S.A., 5.100%, 07/25/18 (e)	204
200	Sberbank of Russia Via SB Capital S.A., Reg. S., 5.125%, 10/29/22	189
200	Sistema JSFC Via Sistema International Funding S.A., Reg. S., 6.950%, 05/17/19	211
190	VTB Bank OJSC Via VTB Capital S.A., Reg. S., 6.551%, 10/13/20	200

		1,629

	Mexico — 10.2%
200	Alpek S.A. de C.V., 5.375%, 08/08/23 (e)	196
150	BBVA Bancomer S.A., Reg. S., 6.750%, 09/30/22	158
200	Cemex S.A.B. de C.V., 6.500%, 12/10/19 (e)	203
200	Comision Federal de Electricidad, Reg. S., 5.750%, 02/14/42	183
150	Grupo Posadas S.A.B. de C.V., Reg. S., 7.875%, 11/30/17	150
210	Metalsa S.A. de C.V., Reg. S., 4.900%, 04/24/23	193
210	Mexichem S.A.B. de C.V., Reg. S., 6.750%, 09/19/42	193
210	Mexico Generadora de Energia S de rl, Reg. S., 5.500%, 12/06/32	196
	Petroleos Mexicanos,
200	3.500%, 07/18/18	204
230	5.500%, 06/27/44	204
27	Servicios Corporativos Javer SAPI de C.V., Reg. S., 9.875%, 04/06/21	27
180	Sigma Alimentos S.A. de C.V., Reg. S., 5.625%, 04/14/18	194

		2,101

	Netherlands — 5.8%
200	Ajecorp B.V., Reg. S., 6.500%, 05/14/22	199
200	Bharti Airtel International Netherlands B.V., Reg. S., 5.125%, 03/11/23	183
200	Listrindo Capital B.V., Reg. S., 6.950%, 02/21/19	207
200	Lukoil International Finance B.V., Reg. S., 6.125%, 11/09/20	217
200	Marfrig Holding Europe B.V., Reg. S., 8.375%, 05/09/18	185
220	VimpelCom Holdings B.V., Reg. S., 5.950%, 02/13/23	207

		1,198

	Panama — 1.9%
190	ENA Norte Trust, Reg. S., 4.950%, 04/25/23	186
200	Global Bank Corp., Reg. S., 4.750%, 10/05/17	201

		387

	Peru — 3.2%
160	Alicorp SAA, Reg. S., 3.875%, 03/20/23	146
109	BBVA Banco Continental S.A., Reg. S., 5.000%, 08/26/22	107
220	Consorcio Transmantaro S.A., Reg. S., 4.375%, 05/07/23	198
220	Gas Natural de Lima y Callao S.A., Reg. S., 4.375%, 04/01/23	201

		652

	Singapore — 2.0%
200	DBS Bank Ltd., Reg. S., VAR, 3.625%, 09/21/22	207
210	TBG Global Pte Ltd., Reg. S., 4.625%, 04/03/18	199

		406

	South Korea — 2.0%
210	Daegu Bank, Reg. S., 2.250%, 04/29/18	205
200	Korea Finance Corp., 2.875%, 08/22/18	203

		408

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Sri Lanka — 0.9%
200	Bank of Ceylon, Reg. S., 5.325%, 04/16/18	190

	Thailand — 3.6%
200	Kasikornbank PCL, Reg. S., 3.000%, 03/20/18	202
200	Krung Thai Bank PCL, Reg. S., 2.250%, 09/11/18	193
	PTT PCL,
220	Reg. S., 3.375%, 10/25/22	200
200	Reg. S., 4.500%, 10/25/42	158

		753

	Turkey — 1.9%
200	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S., 4.125%, 05/02/18	192
200	Turkiye Vakiflar Bankasi Tao, 5.000%, 10/31/18 (e)	198

		390

	United Arab Emirates — 3.2%
200	Abu Dhabi National Energy Co., Reg. S., 5.875%, 12/13/21	222
200	Dolphin Energy Ltd., Reg. S., 5.500%, 12/15/21	219
180	Dubai Electricity & Water Authority, Reg. S., 7.375%, 10/21/20	211

		652

	United Kingdom — 7.7%
200	Afren plc, 6.625%, 12/09/20 (e)	200
200	Beijing Enterprises Water Capital Management Ltd., Reg. S., 4.625%, 05/06/18	202
210	Bestgain Real Estate Ltd., Reg. S., 2.625%, 03/13/18	197
200	FPC Treasury Ltd., Reg. S., 4.500%, 04/16/23	175
210	Fresnillo plc, 5.500%, 11/13/23 (e)	206
220	PCCW-HKT Capital No. 5 Ltd., Reg. S., 3.750%, 03/08/23	200
200	Road King Infrastructure Finance 2012 Ltd., Reg. S., 9.875%, 09/18/17	221
210	Yuexiu REIT MTN Co., Reg. S., 3.100%, 05/14/18	197

		1,598

	United States — 1.2%
250	Reliance Holdings USA, Inc., Reg. S., 5.400%, 02/14/22	252

	Total Corporate Bonds (Cost $19,133)	19,458

Supranational — 1.0%
200	African Export-Import Bank, Reg. S., 3.875%, 06/04/18 (Cost $195)	199

U.S. Treasury Obligation — 0.1%
25	U.S. Treasury Notes, 0.250%, 03/31/14 (k) (Cost $25)	25

SHARES
Short-Term Investment — 4.7%
	Investment Company — 4.7%
969	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $969)	969

	Total Investments — 100.1% (Cost $20,322)	20,651
	Liabilities in Excess of Other Assets — (0.1)%	(17)

	NET ASSETS — 100.0%	$20,634

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(6)	10 Year U.S. Treasury Note	03/20/14	(752)	—	(h)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
195,396	EUR	BNP Paribas	12/30/13	264	265	1

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
195,396	EUR	BNP Paribas	12/30/13	266	264	(2)

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	408
Aggregate gross unrealized depreciation	(79)

Net unrealized appreciation/depreciation	329

Federal income tax cost of investments	20,322

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$969	$19,682	$—	$20,651

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1	$—	$1
Futures Contracts	—	—	—	—

Total Appreciation in Other Financial Instruments	$—	$1	$—	$1

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2)	$—	$(2)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bond — 0.3%
		Hungary — 0.3%
	1,600	Magyar Export-Import Bank RT, 5.500%, 02/12/18 (e) (Cost $1,582)	1,628

	Corporate Bonds — 27.5%
		Azerbaijan — 0.8%
	4,660	State Oil Co. of the Azerbaijan Republic, Reg. S., 4.750%, 03/13/23	4,357

		Bermuda — 0.3%
	1,540	Digicel Ltd., Reg. S., 6.000%, 04/15/21	1,486

		Brazil — 0.4%
		Caixa Economica Federal,
	1,730	2.375%, 11/06/17 (e) (m)	1,592
	467	3.500%, 11/07/22 (e) (m)	379

			1,971

		Canada — 0.4%
		Pacific Rubiales Energy Corp.,
	1,370	5.375%, 01/26/19 (e)	1,370
	584	Reg. S., 5.125%, 03/28/23	527

			1,897

		Cayman Islands — 0.5%
	1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e) (m)	1,161
	1,610	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/22 (e)	1,646

			2,807

		Colombia — 0.3%
	1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	1,524

		Costa Rica — 0.8%
	850	Banco de Costa Rica, 5.250%, 08/12/18 (e) (m)	852
	797	Banco Nacional de Costa Rica, 6.250%, 11/01/23 (e) (m)	787
	2,440	Instituto Costarricense de Electricidad, Reg. S., 6.950%, 11/10/21	2,525

			4,164

		Croatia — 0.7%
	3,460	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e) (m)	3,512

		Georgia — 0.9%
		Georgian Railway JSC,
	4,275	7.750%, 07/11/22 (e) (m)	4,484

		Hungary — 0.2%
	1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,235

		Indonesia — 2.1%
		Pertamina Persero PT,
	4,070	5.250%, 05/23/21 (e)	3,917
	4,894	6.000%, 05/03/42 (e)	3,940
	2,267	6.500%, 05/27/41 (e)	1,961
	1,450	Reg. S., 4.875%, 05/03/22	1,327

			11,145

		Ireland — 2.0%
	1,370	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,519
RUB	99,700	Federal Grid Co. OJS via Federal Grid Finance Ltd., Reg. S., 8.446%, 03/13/19	2,970
	1,470	Metalloinvest Finance Ltd., Reg. S., 5.625%, 04/17/20	1,431
		Vnesheconombank Via VEB Finance plc,
	2,520	Reg. S., 6.800%, 11/22/25	2,637
	1,842	Reg. S., 6.902%, 07/09/20	2,024

			10,581

		Kazakhstan — 2.2%
		Development Bank of Kazakhstan JSC,
	450	6.000%, 03/23/26	450
	279	Reg. S., 5.500%, 12/20/15	294
		KazMunayGas National Co. JSC,
	2,597	5.750%, 04/30/43 (e) (m)	2,240
	822	6.375%, 04/09/21 (e) (m)	891
	466	Reg. S., 4.400%, 04/30/23	430
	2,760	Reg. S., 7.000%, 05/05/20	3,105
	2,690	Reg. S., 9.125%, 07/02/18	3,262
	900	Samruk-Energy JSC, Reg. S., 3.750%, 12/20/17	893

			11,565

		Luxembourg — 0.4%
	820	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 7.750%, 05/29/18	925
	1,360	VTB Bank OJSC Via VTB Capital S.A., 6.950%, 10/17/22 (e)	1,385

			2,310

		Mexico — 6.1%
	872	Cemex S.A.B. de C.V., 7.250%, 01/15/21 (e) (m)	884
	1,170	Comision Federal de Electricidad, 4.875%, 01/15/24 (e) (m)	1,161

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Mexico — Continued
MXN	5,000	Grupo Televisa S.A.B., 7.250%, 05/14/43	307
	1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e)	1,463
	1,100	Mexichem S.A.B. de C.V., 6.750%, 09/19/42 (e)	1,012
		Petroleos Mexicanos,
	190	3.500%, 07/18/18	194
	2,600	4.875%, 01/24/22	2,659
	800	4.875%, 01/18/24	796
	9,615	5.500%, 01/21/21	10,288
	10,460	5.500%, 06/27/44	9,257
	1,220	6.000%, 03/05/20	1,351
MXN	6,535	7.650%, 11/24/21 (e)	523
	420	VAR, 2.266%, 07/18/18	431
MXN	21,690	Red de Carreteras de Occidente, S.A.P.I.B. de C.V., 9.000%, 06/10/28 (e)	1,435

	737	Servicios Corporativos Javer S.A.P.I. de C.V., Reg. S., 9.875%, 04/06/21	730

			32,491

		Netherlands — 2.1%
	1,320	Bharti Airtel International Netherlands B.V., 5.125%, 03/11/23 (e) (m)	1,208
		Kazakhstan Temir Zholy Finance B.V.,
	4,918	6.950%, 07/10/42 (e) (m)	4,906
	1,780	Majapahit Holding B.V., Reg. S., 7.750%, 01/20/20	1,971
	1,400	VimpelCom Holdings B.V., Reg. S., 7.504%, 03/01/22	1,459
	1,460	Zhaikmunai LLP, 7.125%, 11/13/19 (e)	1,522

			11,066

		Paraguay — 0.2%
	890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e) (m)	950

		Peru — 0.6%
	770	BBVA Banco Continental S.A., 3.250%, 04/08/18 (e) (m)	766
	920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e) (m)	837
	720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e) (m)	654
	1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	945

			3,202

		Philippines — 0.6%
		Power Sector Assets & Liabilities Management Corp.,
	691	7.250%, 05/27/19 (e)	829
	1,930	7.390%, 12/02/24 (e)	2,364

			3,193

		Singapore — 0.2%
	1,000	Ottawa Holdings Pte Ltd., 5.875%, 05/16/18 (e)	780
	550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	522

			1,302

		South Africa — 0.7%
		Eskom Holdings SOC Ltd.,
	3,290	6.750%, 08/06/23 (e) (m)	3,323
	426	Reg. S., 5.750%, 01/26/21	419

			3,742

		Sri Lanka — 0.3%
	1,730	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	1,739

		Turkey — 0.3%
	1,620	Turkiye Vakiflar Bankasi Tao, 5.000%, 10/31/18 (e)	1,604

		United Arab Emirates — 0.2%
	410	Dolphin Energy Ltd., Reg. S., 5.500%, 12/15/21	448
	670	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (e) (m)	784

			1,232

		United Kingdom — 0.8%
	1,460	Afren plc, 6.625%, 12/09/20 (e)	1,460
	1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	855
	1,500	Fresnillo plc, 5.500%, 11/13/23 (e) (m)	1,474
	745	Oschadbank Via SSB #1 plc, Reg. S., 8.250%, 03/10/16	655

			4,444

		United States — 1.4%
	843	Cemex Finance LLC, Reg. S., 9.375%, 10/12/22	934
		Pemex Project Funding Master Trust,
	2,158	5.750%, 03/01/18	2,390
	3,725	6.625%, 06/15/35	3,818

			7,142

		Venezuela — 2.0%
		Petroleos de Venezuela S.A.,
	14,170	Reg. S., 5.375%, 04/12/27	7,652
	2,910	Reg. S., 8.500%, 11/02/17	2,313

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Venezuela — Continued
	1,007	Reg. S., 9.000%, 11/17/21	725

			10,690

		Total Corporate Bonds (Cost $152,874)	145,835

	Foreign Government Securities — 70.1%
		Argentina — 5.0%
		Provincia de Buenos Aires,
	700	Reg. S., 9.625%, 04/18/28	574
	3,940	Reg. S., 10.875%, 01/26/21	3,546
	4,491	Reg. S., 11.750%, 10/05/15	4,469
		Republic of Argentina,
	967	7.000%, 10/03/15	952
	1,650	Series X, 7.000%, 04/17/17	1,511
	6,008	8.280%, 12/31/33 (m)	4,776
	9,188	8.750%, 06/02/17	8,614
	4,888	SUB, 2.500%, 12/31/38 (m)	2,016

			26,458

		Bahrain — 0.3%
	1,560	Kingdom of Bahrain, Reg. S., 6.125%, 08/01/23	1,611

		Belarus — 0.9%
		Republic of Belarus,
	1,904	Reg. S., 8.750%, 08/03/15	1,887
	2,814	Reg. S., 8.950%, 01/26/18	2,758

			4,645

		Belize — 0.0% (g)
	302	Republic of Belize, SUB, 5.000%, 02/20/38 (e) (m)	187

		Bolivia — 0.5%
		Plurinational State of Bolivia,
	3,000	5.950%, 08/22/23 (e) (m)	2,940

		Brazil — 5.5%
	1,450	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	1,557
		Brazil Notas do Tesouro Nacional, Series F,
BRL	2,960	10.000%,01/01/15	1,310
BRL	3,410	10.000%,01/01/17	1,437
		Federal Republic of Brazil,
	5,190	2.625%, 01/05/23 (m)	4,458
	7,150	5.625%, 01/07/41 (m)	6,882
	1,000	7.125%, 01/20/37 (m)	1,135
	460	Series A, 8.000%, 01/15/18 (m)	512
	4,459	8.250%, 01/20/34 (m)	5,607
BRL	7,667	10.250%, 01/10/28	3,219
	1,658	12.250%, 03/06/30 (m)	2,881

			28,998

		Chile — 0.2%
CLP	19	Republic of Chile, 3.000%, 01/01/22	862

		Colombia — 2.2%
		Republic of Colombia,
	590	4.000%, 02/26/24 (m)	569
	3,110	4.375%, 07/12/21 (m)	3,211
	1,220	6.125%, 01/18/41 (m)	1,290
	2,020	7.375%, 03/18/19 (m)	2,439
	2,750	7.375%, 09/18/37 (m)	3,348
	673	10.375%, 01/28/33 (m)	995

			11,852

		Costa Rica — 0.1%
	472	Republic of Costa Rica, Reg. S., 4.375%, 04/30/25	425

		Croatia — 1.0%
		Republic of Croatia,
	790	6.375%, 03/24/21 (e) (m)	819
	532	Reg. S., 6.250%, 04/27/17	563
	1,253	Reg. S., 6.625%, 07/14/20	1,326
	2,500	Reg. S., 6.750%, 11/05/19	2,686

			5,394

		Dominican Republic — 0.6%
		Government of Dominican Republic,
	590	Reg. S., 7.500%, 05/06/21	634
	790	Reg. S., 8.625%, 04/20/27	849
	1,671	Reg. S., 9.040%, 01/23/18	1,797

			3,280

		Ecuador — 0.8%
	4,057	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	4,260

		Egypt — 0.1%
	318	Arab Republic of Egypt, Reg. S., 5.750%, 04/29/20	293

		El Salvador — 1.2%
		Republic of El Salvador,
	1,159	5.875%, 01/30/25 (e) (m)	1,101
	2,330	8.250%, 04/10/32 (e) (m)	2,540

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	El Salvador –– Continued
2,340	Reg. S., 7.375%, 12/01/19	2,504

		6,145

	Georgia — 0.0% (g)
200	Republic of Georgia, Reg. S., 6.875%, 04/12/21	215

	Ghana — 0.1%
774	Citigroup, Inc., CLN, 16.900%, 03/09/16 (linked to Government of Ghana 3-Year Bond, 16.900%, 03/07/16; credit rating B) (e) (i)	634

	Guatemala — 0.2%
	Republic of Guatemala,
963	5.750%, 06/06/22 (e) (m)	973

	Honduras — 0.3%
	Republic of Honduras,
756	7.500%, 03/15/24 (e)	697
830	Reg. S., 7.500%, 03/15/24	764

		1,461

	Hungary — 3.2%
	Republic of Hungary,
830	4.125%, 02/19/18 (m)	831
5,100	5.375%, 02/21/23 (m)	4,994
4,780	5.750%, 11/22/23 (m)	4,712
1,423	6.250%, 01/29/20 (m)	1,524
3,970	6.375%, 03/29/21 (m)	4,251
456	7.625%, 03/29/41 (m)	488

		16,800

	Iceland — 0.6%
3,314	Republic of Iceland, 5.875%, 05/11/22 (e) (m)	3,413

	Indonesia — 5.2%
	Republic of Indonesia,
7,450	3.375%, 04/15/23 (e) (m)	6,407
2,100	Reg. S., 4.875%, 05/05/21	2,103
464	Reg. S., 5.250%, 01/17/42	393
5,901	Reg. S., 5.875%, 03/13/20	6,336
4,495	Reg. S., 7.750%, 01/17/38	5,124
2,295	Reg. S., 8.500%, 10/12/35	2,780
3,135	Reg. S., 11.625%, 03/04/19	4,209

		27,352

	Iraq — 1.0%
6,245	Republic of Iraq, Reg. S., 5.800%, 01/15/28	5,254

	Ivory Coast — 1.0%
5,675	Republic of Ivory Coast, Reg. S., SUB, 5.750%, 12/31/32	5,065

	Kenya — 0.2%
1,100	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (e) (i)	955

	Lebanon — 2.6%
	Republic of Lebanon,
3,300	6.375%, 03/09/20	3,349
1,060	9.000%, 03/20/17	1,180
8,205	Reg. S., 8.250%, 04/12/21	9,149

		13,678

	Lithuania — 1.6%
	Republic of Lithuania,
1,964	5.125%, 09/14/17 (e) (m)	2,143
5,045	6.625%, 02/01/22 (e)	5,892
532	Reg. S., 7.375%, 02/11/20	640

		8,675

	Mexico — 3.8%
	United Mexican States,
3,360	3.625%, 03/15/22	3,330
4,554	4.000%, 10/02/23	4,513
28	4.750%, 03/08/44	24
3,140	5.625%, 01/15/17	3,507
5,006	5.750%, 10/12/10	4,518
3,650	Series A, 6.750%, 09/27/34	4,216

		20,108

	Mongolia — 0.3%
4	Development Bank of Mongolia LLC, Reg. S., 5.750%, 03/21/17	4
	Government of Mongolia,
670	4.125%, 01/05/18 (e)	609
1,151	5.125%, 12/05/22 (e)	967

		1,580

	Morocco — 0.4%
	Kingdom of Morocco,
1,620	Reg. S., 4.250%, 12/11/22	1,490
730	Reg. S., 5.500%, 12/11/42	615

		2,105

	Netherlands — 0.5%
2,620	Republic of Angola Via Northern Lights III B.V., Reg. S., 7.000%, 08/16/19	2,833

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Nigeria — 0.2%
		Federal Republic of Nigeria,
	1,050	Reg. S., 6.375%, 07/12/23	1,086
	200	Reg. S., 6.750%, 01/28/21	216

			1,302

		Pakistan — 0.8%
	4,240	Republic of Pakistan, Reg. S., 6.875%, 06/01/17	4,123

		Panama — 0.5%
	3,440	Republic of Panama, 4.300%, 04/29/53	2,580

		Paraguay — 0.1%
	705	Republic of Paraguay, 4.625%, 01/25/23 (e)	661

		Peru — 1.3%
		Republic of Peru,
	690	6.550%, 03/14/37	780
	2,630	7.125%, 03/30/19	3,150
	360	8.750%, 11/21/33	503
PEN	7,207	Reg. S., 6.950%, 08/12/31	2,644

			7,077

		Philippines — 2.8%
		Republic of Philippines,
	567	6.375%, 10/23/34	671
	1,540	6.500%, 01/20/20	1,821
	8,975	7.750%, 01/14/31	11,847
	480	8.375%, 06/17/19	612

			14,951

		Romania — 1.0%
		Republic of Romania,
	1,530	4.375%, 08/22/23 (e)	1,476
	3,208	6.750%, 02/07/22 (e)	3,622

			5,098

		Russia — 7.7%
		Russian Federation,
	7,800	3.250%, 04/04/17 (e)	8,122
	2,800	3.500%, 01/16/19 (e)	2,846
	1,400	4.875%, 09/16/23 (e)	1,432
RUB	76,150	8.150%, 02/03/27	2,344
	6,200	Reg. S., 5.625%, 04/04/42	6,123
	1,200	Reg. S., 5.875%, 09/16/43	1,197
	1,290	Reg. S., 11.000%, 07/24/18	1,746
	2,560	Reg. S., 12.750%, 06/24/28	4,374
	10,913	Reg. S., SUB, 7.500%, 03/31/30	12,784

			40,968

		Serbia — 1.2%
		Republic of Serbia,
	3,540	5.250%, 11/21/17 (e)	3,531
	850	5.875%, 12/03/18 (e)	855
	1,270	Reg. S., 4.875%, 02/25/20	1,188
	934	Reg. S., SUB, 6.750%, 11/01/24	913

			6,487

		Slovakia — 0.1%
	575	Slovak Republic, Reg. S., 4.375%, 05/21/22	593

		Slovenia — 0.7%
	3,876	Socialist Republic of Slovenia, Reg. S., 5.850%, 05/10/23	3,905

		South Africa — 0.8%
		Republic of South Africa,
	2,330	5.500%, 03/09/20	2,496
	1,480	5.875%, 09/16/25	1,539

			4,035

		Sri Lanka — 0.8%
		Republic of Sri Lanka,
	1,050	5.875%, 07/25/22 (e)	966
	1,381	6.250%, 10/04/20 (e)	1,343
	2,140	6.250%, 07/27/21 (e)	2,054

			4,363

		Tanzania — 0.1%
	660	Republic of Tanzania, Reg. S., VAR, 6.392%, 03/08/20	691

		Turkey — 6.2%
	1,010	Export Credit Bank of Turkey, Reg. S., 5.375%, 11/04/16	1,054
		Republic of Turkey,
	950	3.250%, 03/23/23	811
	4,190	4.875%, 04/16/43	3,357
	1,310	5.625%, 03/30/21	1,357
	4,100	6.250%, 09/26/22	4,367
	3,020	6.750%, 04/03/18	3,364
	4,255	6.875%, 03/17/36	4,425
	5,540	7.000%, 03/11/19	6,233
	2,987	7.000%, 06/05/20	3,364
	2,500	7.500%, 07/14/17	2,834
	1,272	7.500%, 11/07/19	1,468

			32,634

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Ukraine — 1.9%
2,500	Financing of Infrastructural Projects State Enterprise, Reg. S., 9.000%, 12/07/17	2,212
	Republic of Ukraine,
700	9.250%, 07/24/17 (e)	648
859	Reg. S., 6.250%, 06/17/16	762
1,197	Reg. S., 6.580%, 11/21/16	1,062
3,450	Reg. S., 7.750%, 09/23/20	3,019
1,830	Reg. S., 7.800%, 11/28/22	1,569
1,205	Reg. S., 7.950%, 02/23/21	1,052

		10,324

	United Arab Emirates — 0.2%
810	Government of Dubai, Reg. S., 5.591%, 06/22/21	882

	Uruguay — 0.2%
860	Republic of Uruguay, 7.625%, 03/21/36	1,045

	Venezuela — 3.4%
	Republic of Venezuela,
3,155	7.650%, 04/21/25	2,043
950	9.250%, 09/15/27	701
13,021	Reg. S., 6.000%, 12/09/20	8,464
1,946	Reg. S., 7.750%, 10/13/19	1,430
1,109	Reg. S., 8.250%, 10/13/24	748
4,166	Reg. S., 9.000%, 05/07/23	2,979
1,802	Reg. S., 12.750%, 08/23/22	1,635

		18,000

	Vietnam — 0.7%
3,243	Republic of Vietnam, Reg. S., 6.750%, 01/29/20	3,494

	Total Foreign Government Securities (Cost $373,839)	371,664

NOTIONAL AMOUNT
Put Option Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
	United States — 0.0% (g)
5,300	USD Put/SGD Call, Expiring 05/08/14 at 1.24 SGD to 1 USD, Vanilla, European Style, expiring 05/08/14 (Cost $77)	96

U.S. Treasury Obligation — 0.2%
715	U.S. Treasury Note, 0.250%, 03/31/14 (k) (m) (Cost $716)	715

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
12,269	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $12,269)	12,269

	Total Investments — 100.4% (Cost $541,357)	532,207
	Liabilities in Excess of Other Assets — (0.4)%	(2,083)

	NET ASSETS — 100.0%	$530,124

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
146	2 Year U.S. Treasury Note	03/31/14	32,163	9
40	5 Year U.S. Treasury Note	03/31/14	4,837	4
	Short Futures Outstanding
(213)	10 Year U.S. Treasury Note	03/20/14	(26,705)	11
(71)	U.S. Treasury Long Bond	03/20/14	(9,283)	(10)

				14

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 11/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,594,222	AUD	State Street Bank & Trust	12/18/13	5,121		5,087		(34)
7,119,062	AUD	Westpac Banking Corp.	12/18/13	6,484		6,474		(10)

1,052,186	CAD	Citibank, N.A.	12/18/13	1,006		990		(16)
5,510,000	CAD	Royal Bank of Canada	12/18/13	5,275		5,183		(92)
5,590,000	CAD	TD Bank Financial Group	12/18/13	5,323		5,259		(64)

2,849,446,298	CLP	Credit Suisse International †	12/18/13	5,687		5,342		(345)
3,243,849,043	CLP	Goldman Sachs International †	12/18/13	6,277		6,082		(195)
3,021,385,972	CLP	Union Bank of Switzerland AG †	12/18/13	5,959		5,664		(295)

13,497,115,883	COP	Citibank, N.A. †	12/18/13	7,011		6,976		(35)
13,363,659,927	COP	Credit Suisse International †	12/18/13	7,019		6,907		(112)

4,236,024	EUR	Midland Bank plc	12/18/13	5,831		5,756		(75)
5,311,684	EUR	State Street Bank & Trust	12/18/13	7,177		7,218		41

1,249,775,584	HUF	Barclays Bank plc	12/18/13	5,730		5,628		(102)

23,343,000	ILS	Deutsche Bank AG	12/18/13	6,436		6,626		190
2,287	ILS	State Street Bank & Trust	12/18/13	—	(h)	—	(h)	— (h)
20,443,663	ILS	Union Bank of Switzerland AG	12/18/13	5,786		5,803		17

645,243,254	JPY	Midland Bank plc	12/18/13	6,523		6,299		(224)

7,370,061,542	KRW	Deutsche Bank AG †	12/18/13	6,757		6,960		203

69,219,598	MXN	Credit Suisse International	12/18/13	5,247		5,269		22
85,802,524	MXN	Goldman Sachs International	12/18/13	6,520		6,532		12
142,871,989	MXN	Midland Bank plc	12/18/13	10,999		10,876		(123)
168,292,947	MXN	Union Bank of Switzerland AG	12/18/13	12,770		12,811		41
46,900,000	MXN	Deutsche Bank AG	12/30/13	3,519		3,567		48
31,500,000	MXN	Goldman Sachs International	12/30/13	2,404		2,396		(8)

16,657,663	MYR	HSBC Bank, N.A. †	12/18/13	5,239		5,159		(80)

232,980,643	PHP	BNP Paribas †	12/18/13	5,336		5,337		1
306,767,093	PHP	HSBC Bank, N.A. †	12/18/13	7,076		7,027		(49)

20,232,533	PLN	Midland Bank plc	12/18/13	6,527		6,535		8

228,830,906	RUB	BNP Paribas †	12/18/13	7,141		6,883		(258)
185,726,076	RUB	Credit Suisse International †	12/18/13	5,717		5,586		(131)

8,252,349	SGD	BNP Paribas	12/18/13	6,509		6,577		68
7,450,306	SGD	Midland Bank plc	12/18/13	5,972		5,937		(35)

22,915,955	TRY	Midland Bank plc	12/18/13	11,455		11,307		(148)
1,841,177	TRY	Westpac Banking Corp.	12/18/13	915		908		(7)

204,686,420	TWD	BNP Paribas †	12/18/13	6,930		6,924		(6)

121,788,547	ZAR	Barclays Bank plc	12/18/13	12,061		11,926		(135)

				221,739		219,811		(1,928)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,119,062	AUD	Credit Suisse International	12/18/13	6,567	6,473	94
5,594,222	AUD	State Street Bank & Trust	12/18/13	5,199	5,088	111

12,152,186	CAD	Royal Bank of Canada	12/18/13	11,700	11,432	268

3,243,849,043	CLP	Deutsche Bank AG †	12/18/13	6,358	6,081	277
5,460,000,000	CLP	HSBC Bank, N.A. †	12/18/13	10,476	10,237	239
410,832,270	CLP	Union Bank of Switzerland AG †	12/18/13	792	770	22

2,150,590,850	COP	Barclays Bank plc †	12/18/13	1,109	1,112	(3)
12,459,503,804	COP	Deutsche Bank AG †	12/18/13	6,365	6,439	(74)
12,250,681,156	COP	Goldman Sachs International †	12/18/13	6,233	6,332	(99)

4,236,024	EUR	Barclays Bank plc	12/18/13	5,745	5,756	(11)
5,311,684	EUR	Goldman Sachs International	12/18/13	7,204	7,217	(13)

1,249,775,584	HUF	Midland Bank plc	12/18/13	5,842	5,628	214
20,443,663	ILS	Deutsche Bank AG	12/18/13	5,783	5,802	(19)
20,292,726	ILS	Societe Generale	12/18/13	5,700	5,760	(60)
3,052,561	ILS	Westpac Banking Corp.	12/18/13	858	867	(9)

645,243,254	JPY	Union Bank of Switzerland AG	12/18/13	6,435	6,299	136

7,370,061,542	KRW	BNP Paribas †	12/18/13	6,818	6,960	(142)

89,799,655	MXN	Goldman Sachs International	12/18/13	6,764	6,836	(72)
82,361,550	MXN	Merrill Lynch International	12/18/13	6,246	6,270	(24)
75,054,694	MXN	Midland Bank plc	12/18/13	5,718	5,714	4
150,406,014	MXN	Union Bank of Switzerland AG	12/18/13	11,349	11,449	(100)
39,200,000	MXN	Citibank, N.A.	12/30/13	2,968	2,981	(13)
39,200,000	MXN	Goldman Sachs International	12/30/13	2,997	2,981	16

16,657,663	MYR	BNP Paribas †	12/18/13	5,176	5,160	16

306,767,093	PHP	HSBC Bank, N.A. †	12/18/13	7,104	7,027	77

20,232,533	PLN	Credit Suisse International	12/18/13	6,248	6,535	(287)
185,726,076	RUB	Credit Suisse International †	12/18/13	5,790	5,586	204
228,830,906	RUB	Union Bank of Switzerland AG †	12/18/13	7,035	6,883	152
156,580,000	RUB	Citibank, N.A. †	12/30/13	4,775	4,697	78
33,200,000	RUB	Credit Suisse International †	12/30/13	1,028	996	32

6,738,473	SGD	BNP Paribas	12/18/13	5,368	5,370	(2)
8,252,349	SGD	Goldman Sachs International	12/18/13	6,573	6,577	(4)
7,450,306	SGD	Midland Bank plc	12/18/13	5,996	5,937	59

167,885,691	THB	Barclays Bank plc	12/18/13	5,285	5,224	61

11,512,368	TRY	Midland Bank plc	12/18/13	5,662	5,679	(17)
13,225,000	TRY	Royal Bank of Scotland	12/18/13	6,369	6,525	(156)
19,764	TRY	State Street Bank & Trust	12/18/13	10	10	— (h)

178,079,620	TWD	Credit Suisse International †	12/18/13	6,092	6,024	68
26,606,800	TWD	HSBC Bank, N.A. †	12/18/13	906	901	5

52,742,271	ZAR	Barclays Bank plc	12/18/13	5,209	5,164	45
56,810,494	ZAR	Credit Suisse International	12/18/13	5,717	5,564	153
64,978,053	ZAR	Midland Bank plc	12/18/13	6,396	6,363	33

				231,965	230,706	1,259

JPMorgan Emerging Markets Debt Fund

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	0.429%	790	(14)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
ZAR	—	South African Rand
†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	11,750
Aggregate gross unrealized depreciation	(20,900)

Net unrealized appreciation/depreciation	(9,150)

Federal income tax cost of investments	541,357

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including credit default swaps to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments (“SOI”). The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented by country on the SOI (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Convertible Bond
Hungary	$—	$1,628	$—	$1,628
Corporate Bonds
Azerbaijan	—	4,357	—	4,357
Bermuda	—	1,486	—	1,486
Brazil	—	1,971	—	1,971
Canada	—	1,897	—	1,897
Cayman Islands	—	2,807	—	2,807
Colombia	—	1,524	—	1,524
Costa Rica	—	4,164	—	4,164
Croatia	—	3,512	—	3,512
Georgia	—	4,484	—	4,484
Hungary	—	1,235	—	1,235
Indonesia	—	11,145	—	11,145
Ireland	—	10,581	—	10,581
Kazakhstan	—	11,565	—	11,565
Luxembourg	—	2,310	—	2,310
Mexico	—	32,491	—	32,491
Netherlands	—	11,066	—	11,066
Paraguay	—	950	—	950
Peru	—	3,202	—	3,202
Philippines	—	3,193	—	3,193
Singapore	—	1,302	—	1,302
South Africa	—	3,742	—	3,742
Sri Lanka	—	1,739	—	1,739
Turkey	—	1,604	—	1,604
United Arab Emirates	—	1,232	—	1,232
United Kingdom	—	4,444	—	4,444
United States	—	7,142	—	7,142
Venezuela	—	10,690	—	10,690

Total Corporate Bonds	—	145,835	—	145,835

Foreign Government Securities	—	370,075	1,589	371,664
U.S. Treasury Obligation	—	715	—	715
Put Option Purchased
Foreign Exchange Currency Options	—	96	—	96
Short-Term Investment
Investment Company	12,269	—	—	12,269

Total Investments in Securities	$12,269	$518,349	$1,589	$532,207

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,015	$—	$3,015
Futures Contracts	24	—	—	24

Total Appreciation in Other Financial Instruments	$24	$3,015	$—	$3,039

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,684)	$—	$(3,684)
Futures Contracts	(10)	—	—	(10)
Credit Default Swap	—	(14)	—	(14)

Total Depreciation in Other Financial Instruments	$(10)	$(3,698)	$—	$(3,708)

There were no transfers between Levels 1 and 2 during the nine months ended November 30, 2013.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 66.8%
	Federal Farm Credit Bank — 14.9%
200,000	DN, 0.050%, 12/02/13 (n)	200,000
50,000	DN, 0.050%, 12/13/13 (n)	49,999
15,000	DN, 0.050%, 12/17/13 (n)	15,000
17,000	DN, 0.060%, 01/14/14 (n)	16,999
50,000	DN, 0.060%, 02/13/14 (n)	49,994
100,000	DN, 0.070%, 12/09/13 (n)	99,998
20,000	DN, 0.070%, 03/12/14 (n)	19,996
40,000	DN, 0.070%, 03/20/14 (n)	39,991
85,000	DN, 0.080%, 03/14/14 (n)	84,981
40,000	DN, 0.110%, 05/08/14 (n)	39,981
25,000	DN, 0.120%, 09/02/14 (n)	24,977
31,000	DN, 0.130%, 09/12/14 (n)	30,968
25,000	VAR, 0.158%, 12/03/13	25,004

		697,888

	Federal Home Loan Bank — 50.2%
13,000	0.160%, 12/05/13	13,000
10,000	0.160%, 04/17/14	9,999
10,000	0.170%, 12/18/13	10,000
25,000	0.230%, 07/25/14	25,000
10,500	DN, 0.035%, 12/20/13 (n)	10,500
140,811	DN, 0.040%, 12/26/13 (n)	140,807
202,065	DN, 0.045%, 12/04/13 (n)	202,064
21,400	DN, 0.055%, 01/08/14 (n)	21,399
149,000	DN, 0.056%, 12/06/13 (n)	148,999
432,165	DN, 0.057%, 12/11/13 (n)	432,158
168,794	DN, 0.057%, 01/24/14 (n)	168,780
175,000	DN, 0.059%, 01/22/14 (n)	174,985
18,200	DN, 0.060%, 01/15/14 (n)	18,199
250,000	DN, 0.067%, 01/17/14 (n)	249,978
125,000	DN, 0.068%, 01/31/14 (n)	124,986
175,000	DN, 0.069%, 01/02/14 (n)	174,989
61,810	DN, 0.070%, 12/18/13 (n)	61,808
100,000	DN, 0.072%, 02/07/14 (n)	99,986
36,000	DN, 0.083%, 02/12/14 (n)	35,994
50,000	DN, 0.085%, 03/07/14 (n)	49,989
26,700	DN, 0.100%, 02/05/14 (n)	26,695
50,000	DN, 0.100%, 03/03/14 (n)	49,987
35,000	DN, 0.100%, 03/04/14 (n)	34,991
25,000	DN, 0.105%, 02/14/14 (n)	24,995
20,000	VAR, 0.098%, 12/11/13 (m)	20,000
25,000	VAR, 0.108%, 12/20/13	24,999

		2,355,287

	Tennessee Valley Authority — 1.7%
79,578	DN, 0.053%, 12/19/13 (n)	79,576

	Total U.S. Government Agency Securities (Cost $3,132,751)	3,132,751

U.S. Treasury Obligations — 31.9%
	U.S. Treasury Bills — 28.6% (n)
100,000	0.021%, 01/02/14	100,000
150,000	0.035%, 01/23/14	149,992
50,000	0.045%, 01/30/14	49,996
100,000	0.052%, 02/06/14	99,991
139,000	0.057%, 12/26/13	138,995
205,954	0.058%, 12/12/13	205,952
225,000	0.074%, 02/13/14	224,967
200,000	0.080%, 02/20/14	199,964
175,000	0.081%, 02/27/14 (w)	174,965

		1,344,822

	U.S. Treasury Notes — 3.3%
70,000	0.250%, 01/31/14	70,019
10,000	1.250%, 02/15/14	10,022
25,000	1.250%, 03/15/14	25,083
25,000	2.375%, 09/30/14	25,458
21,000	2.625%, 07/31/14	21,343

		151,925

	Total U.S. Treasury Obligations (Cost $1,496,747)	1,496,747

	Total Investments — 98.7% (Cost $4,629,498) *	4,629,498
	Other Assets in Excess of Liabilities — 1.3%	58,946

	NET ASSETS — 100.0%	$4,688,444

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,629,498	$—	$4,629,498

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.7%
	Ally Auto Receivables Trust,
55	Series 2010-3, Class A4, 1.550%, 08/17/15	55
543	Series 2010-4, Class A4, 1.350%, 12/15/15	545
189	Series 2011-3, Class A3, 0.970%, 08/17/15	189
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,060
889	Series 2012-1, Class A4, 1.210%, 07/15/16	898
683	Series 2012-2, Class A3, 0.740%, 04/15/16	685
693	Series 2012-3, Class A3, 0.850%, 08/15/16	695
795	Series 2012-4, Class A3, 0.590%, 01/17/17	796
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,062
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,188
976	Series 2013-2, Class A3, 0.790%, 01/15/18	977
1,030	Series 2013-SN1, Class A3, 0.720%, 05/20/16	1,032
	AmeriCredit Automobile Receivables Trust,
194	Series 2011-3, Class A3, 1.170%, 01/08/16	195
1,766	Series 2011-5, Class A3, 1.550%, 07/08/16	1,772
471	Series 2012-1, Class A3, 1.230%, 09/08/16	472
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
490	Series 2013-1, Class A3, 0.610%, 10/10/17	489
629	Series 2013-5, Class A3, 0.900%, 09/10/18	630
496	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	497
880	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	880
933	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	934
	CarMax Auto Owner Trust,
412	Series 2012-3, Class A3, 0.520%, 07/17/17	412
906	Series 2013-1, Class A3, 0.600%, 10/16/17	906
800	Series 2013-4, Class A3, 0.800%, 07/16/18	801
	CNH Equipment Trust,
257	Series 2011-A, Class A3, 1.200%, 05/16/16	258
555	Series 2011-B, Class A3, 0.910%, 08/15/16	556
402	Series 2012-A, Class A3, 0.940%, 05/15/17	403
758	Series 2012-C, Class A3, 0.570%, 12/15/17	759
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,343
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,298
652	Series 2013-C, Class A3, 1.020%, 08/15/18	656
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,858
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	570
188	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	193
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	409
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,122
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,352
570	Ford Credit Auto Lease Trust, Series 2013-B, Class A3, 0.760%, 09/15/16	571
	Ford Credit Auto Owner Trust,
137	Series 2011-B, Class A3, 0.840%, 06/15/15	137
722	Series 2012-A, Class A3, 0.840%, 08/15/16	724
638	Series 2012-B, Class A3, 0.720%, 12/15/16	640
615	Series 2012-D, Class A3, 0.510%, 04/15/17	615
716	Series 2013-B, Class A3, 0.570%, 10/15/17	717
774	Series 2013-C, Class A3, 0.820%, 12/15/17	778
986	Series 2013-D, Class A3, 0.670%, 04/15/18	987
795	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	795

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,248	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	1,248
	Honda Auto Receivables Owner Trust,
282	Series 2011-1, Class A4, 1.800%, 04/17/17	283
337	Series 2012-1, Class A4, 0.970%, 04/16/18	340
413	Series 2012-2, Class A3, 0.700%, 02/16/16	414
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,212
796	Series 2013-2, Class A3, 0.530%, 02/16/17	796
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,300
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,021
336	Series 2012-1, Class A3, 0.810%, 09/15/16	337
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,039
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	187
810	Series 2011-B, Class A4, 1.650%, 02/15/17	818
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,329
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,042
	John Deere Owner Trust,
87	Series 2011-A, Class A3, 1.290%, 01/15/16	87
723	Series 2012-A, Class A3, 0.750%, 03/15/16	724
741	Series 2012-B, Class A3, 0.530%, 07/15/16	742
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,502
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	717
	Mercedes-Benz Auto Receivables Trust,
127	Series 2011-1, Class A3, 0.850%, 03/16/15	127
1,038	Series 2012-1, Class A3, 0.470%, 10/17/16	1,038
929	Series 2013-1, Class A3, 0.780%, 08/15/17	932
	Nissan Auto Lease Trust,
411	Series 2012-B, Class A2A, 0.450%, 06/15/15	411
346	Series 2013-B, Class A3, 0.750%, 06/15/16	346
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	924
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,276
2,557	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.104%, 10/25/34	2,539
824	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.466%, 03/25/36	776
	Santander Drive Auto Receivables Trust,
878	Series 2011-1, Class B, 2.350%, 11/16/15	883
51	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	51
822	Series 2012-1, Class A3, 1.490%, 10/15/15	824
20	Series 2012-2, Class A2, 0.910%, 05/15/15	20
129	Series 2012-3, Class A3, 1.080%, 04/15/16	130
612	Series 2012-5, Class A3, 0.830%, 12/15/16	613
1,750	Series 2013-1, Class A3, 0.620%, 06/15/17	1,749
504	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	511
56	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	56
28	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.571%, 06/25/35	28
439	Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.550%, 01/17/17	439
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.568%, 10/15/15 (e)	1,395
512	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	512
	Volkswagen Auto Loan Enhanced Trust,
1,098	Series 2012-1, Class A3, 0.850%, 08/22/16	1,101
838	Series 2012-2, Class A3, 0.460%, 01/20/17	838

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,886
481	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	481

	Total Asset-Backed Securities (Cost $70,756)	71,094

Collateralized Mortgage Obligations — 21.9%
	Agency CMO — 20.8%
182	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	193
	Federal Home Loan Mortgage Corp. REMIC,
56	Series 1578, Class K, 6.900%, 09/15/23	64
273	Series 2110, Class PG, 6.000%, 01/15/29	302
44	Series 2355, Class BP, 6.000%, 09/15/16	46
65	Series 2391, Class QR, 5.500%, 12/15/16	69
55	Series 2427, Class LW, 6.000%, 03/15/17	58
72	Series 2436, Class MC, 7.000%, 04/15/32	82
88	Series 2441, Class GF, 6.500%, 04/15/32	100
286	Series 2505, Class D, 5.500%, 09/15/32	320
179	Series 2525, Class AM, 4.500%, 04/15/32	195
319	Series 2544, Class KE, 5.500%, 12/15/32	352
606	Series 2557, Class HL, 5.300%, 01/15/33	657
43	Series 2558, Class BD, 5.000%, 01/15/18	46
236	Series 2564, Class NK, 5.000%, 02/15/18	251
228	Series 2575, Class PE, 5.500%, 02/15/33	252
800	Series 2586, Class WG, 4.000%, 03/15/33	853
29	Series 2594, Class JB, 4.500%, 04/15/18	31
107	Series 2594, Class VU, 5.500%, 03/15/21	108
53	Series 2595, Class HJ, 5.000%, 03/15/23	57
755	Series 2596, Class QD, 4.000%, 03/15/33	802
33	Series 2602, Class BD, 4.000%, 12/15/22	34
726	Series 2611, Class KH, 5.000%, 05/15/18	774
938	Series 2621, Class QH, 5.000%, 05/15/33	1,017
1,123	Series 2624, Class QH, 5.000%, 06/15/33	1,215
1,805	Series 2626, Class JC, 5.000%, 06/15/23	1,997
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,348
37	Series 2648, Class BK, 5.000%, 07/15/33	39
88	Series 2649, Class PJ, 3.500%, 06/15/33	92
87	Series 2649, Class QH, 4.500%, 07/15/18	92
227	Series 2649, Class WB, 3.500%, 07/15/23	231
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,337
350	Series 2687, Class JH, 5.000%, 10/15/23	390
107	Series 2692, Class QD, 5.000%, 12/15/22	110
686	Series 2696, Class DG, 5.500%, 10/15/33	762
33	Series 2698, Class PG, 5.000%, 06/15/32	34
377	Series 2699, Class TC, 4.000%, 11/15/18	399
3,184	Series 2701, Class AC, 5.000%, 11/15/23	3,532
15	Series 2707, Class KJ, 5.000%, 11/15/18	15
51	Series 2709, Class PE, 5.000%, 12/15/22	53
170	Series 2725, Class TA, 4.500%, 12/15/33	180
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,495
153	Series 2744, Class TU, 5.500%, 05/15/32	161
38	Series 2750, Class JB, 4.500%, 02/15/19	39
840	Series 2752, Class JB, 4.500%, 02/15/19	893
250	Series 2760, Class KT, 4.500%, 09/15/32	257
77	Series 2764, Class TE, 5.000%, 10/15/32	78
1,017	Series 2764, Class UE, 5.000%, 10/15/32	1,066
589	Series 2768, Class PK, 5.000%, 03/15/34	621
303	Series 2770, Class EV, 4.500%, 09/15/28	313
150	Series 2773, Class OC, 5.000%, 04/15/19	168
1,952	Series 2804, Class AM, 5.000%, 03/15/34	2,062
133	Series 2827, Class TE, 5.000%, 04/15/33	138
331	Series 2828, Class JE, 4.500%, 07/15/19	353

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
73	Series 2843, Class BC, 5.000%, 08/15/19	79
5,930	Series 2852, Class NY, 5.000%, 09/15/33	6,155
602	Series 2864, Class NB, 5.500%, 07/15/33	656
584	Series 2875, Class HB, 4.000%, 10/15/19	622
88	Series 2888, Class CG, 5.000%, 08/15/33	91
66	Series 2890, Class PD, 5.000%, 03/15/33	67
41	Series 2891, Class LD, 5.000%, 08/15/33	42
494	Series 2896, Class VB, 5.000%, 12/15/25	504
32	Series 2898, Class PE, 5.000%, 05/15/33	32
850	Series 2899, Class HB, 4.000%, 12/15/19	923
38	Series 2899, Class KB, 4.500%, 03/15/19	38
414	Series 2910, Class BE, 4.500%, 12/15/19	440
383	Series 2920, Class KT, 4.500%, 01/15/20	414
41	Series 2928, Class NE, 5.000%, 04/15/33	42
479	Series 2929, Class KG, 4.500%, 02/15/20	511
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,094
4	Series 2948, Class YD, 5.500%, 08/15/33	4
932	Series 2957, Class VW, 5.000%, 08/15/24	971
242	Series 2958, Class ME, 5.500%, 10/15/33	247
316	Series 2968, Class MD, 5.500%, 12/15/33	336
500	Series 2981, Class BC, 4.500%, 05/15/20	534
3,131	Series 2987, Class KG, 5.000%, 12/15/34	3,222
114	Series 2988, Class TY, 5.500%, 06/15/25	123
2,703	Series 2989, Class TG, 5.000%, 06/15/25	2,945
80	Series 2993, Class PM, 4.500%, 05/15/35	85
77	Series 3017, Class MK, 5.000%, 12/15/34	81
541	Series 3028, Class ME, 5.000%, 02/15/34	561
265	Series 3036, Class TE, 5.500%, 12/15/34	279
1,248	Series 3037, Class ND, 5.000%, 01/15/34	1,288
295	Series 3057, Class PE, 5.500%, 11/15/34	308
358	Series 3059, Class CE, 5.000%, 02/15/34	367
2,268	Series 3062, Class HE, 5.000%, 01/15/34	2,341
309	Series 3067, Class PK, 5.500%, 05/15/34	316
82	Series 3077, Class TO, PO, 04/15/35	79
198	Series 3078, Class PD, 5.500%, 07/15/34	205
127	Series 3080, Class VB, 5.000%, 06/15/25	131
221	Series 3082, Class PW, 5.500%, 12/15/35	244
4,500	Series 3084, Class BH, 5.500%, 12/15/35	4,977
297	Series 3087, Class KX, 5.500%, 12/15/25	332
27	Series 3098, Class KE, 5.500%, 09/15/34	28
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,010
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,236
2,129	Series 3117, Class PL, 5.000%, 08/15/34	2,172
127	Series 3121, Class JD, 5.500%, 03/15/26	141
436	Series 3123, Class HT, 5.000%, 03/15/26	481
230	Series 3128, Class BE, 5.000%, 05/15/33	233
5	Series 3130, Class QD, 5.500%, 07/15/34	5
276	Series 3136, Class CO, PO, 04/15/36	271
214	Series 3145, Class AJ, 5.500%, 04/15/36	231
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,461
6	Series 3151, Class PD, 6.000%, 11/15/34	6
161	Series 3165, Class JD, 5.500%, 08/15/34	162
321	Series 3200, Class PO, PO, 08/15/36	303
438	Series 3204, Class NV, 5.000%, 08/15/17	458
1,248	Series 3219, Class PD, 6.000%, 11/15/35	1,330
287	Series 3270, Class AT, 5.500%, 01/15/37	316
329	Series 3271, Class PB, 6.000%, 12/15/35	347
40	Series 3272, Class PA, 6.000%, 02/15/37	44

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
457	Series 3289, Class ND, 5.500%, 06/15/35	470
7,082	Series 3294, Class DB, 4.500%, 03/15/22	7,565
45	Series 3312, Class LB, 5.500%, 11/15/25	45
226	Series 3337, Class MD, 5.500%, 06/15/27	250
325	Series 3348, Class HT, 6.000%, 07/15/37	362
1,870	Series 3349, Class HE, 5.500%, 07/15/36	1,974
100	Series 3372, Class BD, 4.500%, 10/15/22	108
56	Series 3414, Class A, 4.500%, 07/15/22	57
350	Series 3493, Class LA, 4.000%, 10/15/23	379
80	Series 3508, Class PK, 4.000%, 02/15/39	83
106	Series 3513, Class A, 4.500%, 02/15/39	114
652	Series 3521, Class B, 4.000%, 04/15/24	657
250	Series 3544, Class BC, 4.000%, 06/15/24	268
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,565
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,301
3,825	Series 3563, Class BD, 4.000%, 08/15/24	4,085
147	Series 3563, Class LB, 4.000%, 08/15/29	154
265	Series 3571, Class MY, 4.000%, 09/15/24	279
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,162
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,411
800	Series 3578, Class KB, 4.000%, 09/15/24	855
407	Series 3593, Class PC, 5.000%, 05/15/38	430
1,800	Series 3605, Class NB, 5.500%, 06/15/37	1,912
71	Series 3652, Class A, 4.500%, 11/15/24	74
530	Series 3653, Class B, 4.500%, 04/15/30	574
4,730	Series 3653, Class HJ, 5.000%, 04/15/40	5,200
135	Series 3659, Class BD, 5.000%, 01/15/37	149
530	Series 3659, Class VG, 5.000%, 09/15/34	600
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,246
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,348
166	Series 3688, Class GT, VAR, 7.195%, 11/15/46	202
260	Series 3715, Class PC, 4.500%, 08/15/40	277
147	Series 3730, Class PL, 4.500%, 01/15/33	148
2,226	Series 3740, Class BP, 4.500%, 04/15/38	2,417
588	Series 3747, Class HI, IO, 4.500%, 07/15/37	62
1,405	Series 3747, Class PA, 4.000%, 04/15/38	1,505
300	Series 3755, Class ML, 5.500%, 06/15/29	324
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,325
1,395	Series 3797, Class PA, 4.500%, 08/15/39	1,479
3,568	Series 3819, Class ZQ, 6.000%, 04/15/36	3,962
3,292	Series 3827, Class BM, 5.500%, 08/15/39	3,612
1,377	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,479
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,008
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,690
914	Series 4085, Class FB, VAR, 0.568%, 01/15/39	913
4,430	Series 4219, Class JA, 3.500%, 08/15/39	4,566
	Federal Home Loan Mortgage Corp. STRIPS,
2,338	Series 262, Class 35, 3.500%, 07/15/42	2,375
3,745	Series 279, Class F6, VAR, 0.618%, 09/15/42	3,719
	Federal National Mortgage Association — ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,845
3,062	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,177
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	889
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,752
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,746
	Federal National Mortgage Association REMIC,
549	Series 1997-57, Class PN, 5.000%, 09/18/27	598
191	Series 1999-51, Class PH, 6.000%, 10/25/29	202
255	Series 2001-63, Class TC, 6.000%, 12/25/31	286

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
621	Series 2001-81, Class HE, 6.500%, 01/25/32	695
27	Series 2002-24, Class AJ, 6.000%, 04/25/17	28
698	Series 2002-75, Class GB, 5.500%, 11/25/32	768
177	Series 2002-85, Class PE, 5.500%, 12/25/32	196
280	Series 2003-5, Class EQ, 5.500%, 02/25/23	310
142	Series 2003-21, Class OU, 5.500%, 03/25/33	156
17	Series 2003-22, Class UH, 4.000%, 12/25/32	17
197	Series 2003-23, Class CH, 5.000%, 04/25/33	213
800	Series 2003-26, Class EB, 3.500%, 04/25/33	794
2	Series 2003-32, Class BW, 5.500%, 03/25/32	2
869	Series 2003-41, Class BK, 5.000%, 05/25/18	927
327	Series 2003-48, Class TC, 5.000%, 06/25/23	362
278	Series 2003-55, Class HY, 5.000%, 06/25/23	300
556	Series 2003-63, Class YB, 5.000%, 07/25/33	598
640	Series 2003-69, Class N, 5.000%, 07/25/33	698
342	Series 2003-80, Class QG, 5.000%, 08/25/33	380
410	Series 2003-84, Class GE, 4.500%, 09/25/18	434
276	Series 2003-84, Class PG, 5.000%, 03/25/32	281
288	Series 2003-85, Class QD, 5.500%, 09/25/33	322
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,186
100	Series 2003-87, Class TJ, 4.500%, 09/25/18	106
177	Series 2003-94, Class CE, 5.000%, 10/25/33	187
2,666	Series 2003-129, Class ME, 5.000%, 08/25/23	2,817
25	Series 2003-131, Class CG, 5.500%, 05/25/33	26
342	Series 2003-134, Class MH, 5.000%, 06/25/33	362
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,131
402	Series 2004-53, Class NC, 5.500%, 07/25/24	447
854	Series 2004-70, Class EB, 5.000%, 10/25/24	939
51	Series 2004-81, Class HA, 4.250%, 10/25/24	54
93	Series 2004-91, Class VL, 5.000%, 05/25/23	94
894	Series 2005-5, Class CK, 5.000%, 01/25/35	955
2,876	Series 2005-22, Class HE, 5.000%, 10/25/33	2,961
2,151	Series 2005-29, Class WC, 4.750%, 04/25/35	2,351
966	Series 2005-33, Class QD, 5.000%, 01/25/34	1,008
2,618	Series 2005-44, Class PE, 5.000%, 07/25/33	2,649
80	Series 2005-46, Class CE, 5.000%, 03/25/24	80
223	Series 2005-48, Class TD, 5.500%, 06/25/35	244
154	Series 2005-51, Class ND, 5.500%, 11/25/33	157
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,111
241	Series 2005-58, Class EP, 5.500%, 07/25/35	265
154	Series 2005-62, Class CP, 4.750%, 07/25/35	164
125	Series 2005-68, Class BE, 5.250%, 08/25/35	131
634	Series 2005-68, Class PG, 5.500%, 08/25/35	700
60	Series 2005-84, Class TK, 5.250%, 09/25/35	60
262	Series 2005-86, Class AX, 5.500%, 10/25/35	277
358	Series 2005-86, Class WD, 5.000%, 03/25/34	367
138	Series 2005-99, Class AE, 5.500%, 12/25/35	146
156	Series 2005-101, Class ND, 5.000%, 06/25/34	159
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,503
392	Series 2005-110, Class GL, 5.500%, 12/25/35	432

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
82		Series 2005-110, Class MB, 5.500%, 09/25/35	89
57		Series 2005-116, Class PB, 6.000%, 04/25/34	60
147		Series 2005-121, Class V, 4.500%, 06/25/29	151
641		Series 2006-7, Class TD, 6.000%, 04/25/35	677
929		Series 2006-22, Class CE, 4.500%, 08/25/23	1,013
84		Series 2006-30, Class GA, 5.500%, 07/25/20	87
226		Series 2006-41, Class MC, 5.500%, 07/25/35	236
1,929		Series 2006-44, Class OG, 5.500%, 12/25/34	1,975
957		Series 2006-45, Class NW, 5.500%, 01/25/35	984
268		Series 2006-49, Class PA, 6.000%, 06/25/36	298
1,456		Series 2006-53, Class CM, 5.000%, 01/25/35	1,498
540		Series 2006-56, Class PF, VAR, 0.516%, 07/25/36	541
515		Series 2006-57, Class PD, 5.500%, 01/25/35	530
1,011		Series 2006-65, Class TE, 5.500%, 05/25/35	1,052
148		Series 2007-33, Class HE, 5.500%, 04/25/37	163
1,716		Series 2007-63, Class PC, 5.500%, 07/25/36	1,749
62		Series 2007-65, Class KI, IF, IO, 6.454%, 07/25/37	8
69		Series 2007-68, Class PB, 5.500%, 06/25/36	69
879		Series 2007-71, Class GB, 6.000%, 07/25/37	944
721		Series 2007-71, Class KP, 5.500%, 07/25/37	792
2,904		Series 2007-76, Class PK, 6.000%, 06/25/36	3,062
17		Series 2007-77, Class TC, 5.500%, 09/25/34	17
452		Series 2007-77, Class TD, 5.500%, 01/25/36	470
288		Series 2007-113, Class DB, 4.500%, 12/25/22	315
538		Series 2008-65, Class CD, 4.500%, 08/25/23	576
297		Series 2008-68, Class VB, 6.000%, 03/25/27	299
—	(h)	Series 2008-68, Class VJ, 5.500%, 07/25/19	—	(h)
768		Series 2008-68, Class VK, 5.500%, 03/25/27	789
490		Series 2008-68, Class VN, 5.500%, 03/25/27	492
4,010		Series 2008-70, Class BY, 4.000%, 08/25/23	4,254
98		Series 2008-72, Class BX, 5.500%, 08/25/38	108
45		Series 2008-74, Class B, 5.500%, 09/25/38	50
90		Series 2009-37, Class KI, IF, IO, 5.834%, 06/25/39	12
390		Series 2009-39, Class LB, 4.500%, 06/25/29	420
2,198		Series 2009-62, Class HJ, 6.000%, 05/25/39	2,419
333		Series 2009-71, Class MB, 4.500%, 09/25/24	360
3,800		Series 2009-71, Class XB, 5.000%, 03/25/38	4,102
249		Series 2009-78, Class J, 5.000%, 09/25/19	266
83		Series 2009-86, Class IP, IO, 5.500%, 10/25/39	12
172		Series 2009-86, Class OT, PO, 10/25/37	152
71		Series 2009-86, Class PC, 5.000%, 03/25/37	73
4,375		Series 2009-92, Class AD, 6.000%, 11/25/39	4,916
153		Series 2009-96, Class CB, 4.000%, 11/25/49	161
645		Series 2009-96, Class DB, 4.000%, 11/25/29	688
614		Series 2009-112, Class ST, IF, IO, 6.084%, 01/25/40	91
120		Series 2010-9, Class MD, 5.000%, 02/25/38	132
687		Series 2010-10, Class MA, 4.500%, 04/25/34	704
3,880		Series 2010-22, Class PE, 5.000%, 03/25/40	4,273
320		Series 2010-35, Class SB, IF, IO, 6.254%, 04/25/40	46
5,000		Series 2010-37, Class CY, 5.000%, 04/25/40	5,424

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
700	Series 2010-41, Class DC, 4.500%, 05/25/25	759
127	Series 2010-48, Class UB, 5.000%, 06/25/36	128
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,663
230	Series 2010-54, Class EA, 4.500%, 06/25/40	247
385	Series 2010-56, Class BD, 5.000%, 12/25/38	406
49	Series 2010-64, Class DM, 5.000%, 06/25/40	54
87	Series 2010-64, Class EH, 5.000%, 10/25/35	91
781	Series 2010-71, Class HJ, 5.500%, 07/25/40	869
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,354
432	Series 2010-111, Class AE, 5.500%, 04/25/38	465
3,449	Series 2010-135, Class HE, 3.000%, 01/25/21	3,573
924	Series 2011-22, Class MA, 6.500%, 04/25/38	1,049
2,490	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,786
3,030	Series 2011-61, Class V, 4.500%, 08/25/22	3,231
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,192
1,889	Series 2012-137, Class CF, VAR, 0.466%, 08/25/41	1,868
2,933	Series 2013-83, Class CA, 3.500%, 10/25/37	3,042
	Federal National Mortgage Association STRIPS,
100	Series 293, Class 1, PO, 12/01/24	97
174	Series 314, Class 1, PO, 07/01/31	164
	Government National Mortgage Association,
107	Series 2002-44, Class JC, 6.000%, 07/20/32	121
620	Series 2002-79, Class KL, 5.500%, 11/20/32	701
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	270
662	Series 2003-29, Class PD, 5.500%, 04/16/33	749
669	Series 2003-33, Class NE, 5.500%, 04/16/33	753
214	Series 2003-40, Class TD, 5.000%, 03/20/33	223
353	Series 2003-65, Class AP, 5.500%, 08/20/33	398
1,431	Series 2003-77, Class TK, 5.000%, 09/16/33	1,619
1,404	Series 2004-16, Class GC, 5.500%, 02/20/34	1,586
87	Series 2004-54, Class BG, 5.500%, 07/20/34	98
61	Series 2004-75, Class NG, 5.500%, 09/20/33	63
899	Series 2004-93, Class PD, 5.000%, 11/16/34	997
863	Series 2004-101, Class BE, 5.000%, 11/20/34	948
450	Series 2005-11, Class PL, 5.000%, 02/20/35	502
2,369	Series 2005-26, Class XY, 5.500%, 03/20/35	2,639
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,115
297	Series 2005-49, Class B, 5.500%, 06/20/35	333
552	Series 2005-51, Class DC, 5.000%, 07/20/35	629
106	Series 2005-56, Class BD, 5.000%, 07/20/35	117
331	Series 2006-38, Class SG, IF, IO, 6.482%, 09/20/33	19
94	Series 2007-26, Class SW, IF, IO, 6.032%, 05/20/37	13
673	Series 2007-37, Class LB, 5.500%, 06/16/37	756
320	Series 2007-79, Class BL, 5.750%, 08/20/37	363
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	484
917	Series 2008-9, Class PW, 5.250%, 02/20/38	1,017
390	Series 2008-23, Class YA, 5.250%, 03/20/38	432
21	Series 2008-30, Class AB, 4.200%, 02/20/37	22
37	Series 2008-31, Class PK, 4.000%, 06/20/36	37
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,363

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
256	Series 2008-34, Class PG, 5.250%, 04/20/38	288
400	Series 2008-35, Class NF, 5.000%, 04/20/38	453
571	Series 2008-38, Class BE, 5.000%, 07/16/36	609
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,092
324	Series 2008-43, Class NB, 5.500%, 05/20/38	369
843	Series 2008-56, Class PX, 5.500%, 06/20/38	932
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,474
1,172	Series 2008-58, Class PE, 5.500%, 07/16/38	1,303
13	Series 2008-62, Class SA, IF, IO, 5.982%, 07/20/38	2
434	Series 2008-76, Class US, IF, IO, 5.732%, 09/20/38	56
417	Series 2008-95, Class DS, IF, IO, 7.132%, 12/20/38	64
632	Series 2009-14, Class AG, 4.500%, 03/20/39	680
161	Series 2009-15, Class NA, 5.000%, 12/20/38	173
112	Series 2009-61, Class AP, 4.000%, 08/20/39	119
979	Series 2009-72, Class SM, IF, IO, 6.082%, 08/16/39	154
623	Series 2009-106, Class ST, IF, IO, 5.832%, 02/20/38	79
175	Series 2010-7, Class EA, 5.000%, 06/16/38	195
224	Series 2010-14, Class QP, 6.000%, 12/20/39	238
519	Series 2010-130, Class BD, 4.000%, 12/20/39	537
630	Series 2010-157, Class OP, PO, 12/20/40	531
3,536	Series 2011-97, Class WA, VAR, 6.094%, 11/20/38	3,990

		312,181

	Non-Agency CMO — 1.1%
235	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	242
1,151	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.806%, 07/25/34	1,092
84	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	87
1,088	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,098
	Citigroup Mortgage Loan Trust, Inc.,
75	Series 2003-1, Class 3A4, 5.250%, 09/25/33	77
146	Series 2004-HYB4, Class WA, VAR, 2.728%, 12/25/34	146
85	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	85
	CSMC,
141	Series 2010-1R, Class 5A1, VAR, 4.946%, 01/27/36 (e)	145
343	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	342
548	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	583
551	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	582
	JP Morgan Mortgage Trust,
1,703	Series 2006-A2, Class 5A3, VAR, 2.551%, 11/25/33	1,714
279	Series 2007-A1, Class 5A5, VAR, 2.809%, 07/25/35	283
429	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	439
45	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	45
448	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	469
	Merrill Lynch Mortgage Investors Trust,
559	Series 2003-F, Class A1, VAR, 0.806%, 10/25/28	553
663	Series 2004-B, Class A1, VAR, 0.666%, 05/25/29	643
137	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.700%, 04/25/34	142
217	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	225
29	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	30
55	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	57
1,175	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.468%, 12/20/34	1,139

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Springleaf Mortgage Loan Trust,
137	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	140
336	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	342
855	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	855
504	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.867%, 01/19/34	491
1,032	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.123%, 12/25/44	1,024
	WaMu Mortgage Pass-Through Certificates,
514	Series 2003-AR11, Class A6, VAR, 2.446%, 10/25/33	517
21	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	22
911	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	916
1,778	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	1,796

		16,321

	Total Collateralized Mortgage Obligations (Cost $329,624)	328,502

Commercial Mortgage-Backed Securities — 2.4%
	Banc of America Commercial Mortgage Trust,
1,995	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,179
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,246
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	208
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,308
777	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	788
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	419
50	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	54
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,828
2,163	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.018%, 07/10/38	2,376
	DBRR Trust,
2,050	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	2,050
1,022	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	1,024
1,529	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	1,542
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,035
892	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	905
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,358
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	1,470
999	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,087
	LB-UBS Commercial Mortgage Trust,
681	Series 2004-C2, Class A4, 4.367%, 03/15/36	683
1,244	Series 2007-C2, Class A3, 5.430%, 02/15/40	1,381
33,056	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.246%, 12/12/49 (e)	385
	Morgan Stanley Capital I Trust,
832	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	844
50,205	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	263
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	619
975	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	981
272	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	281
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	837

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,044
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,444
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.464%, 12/15/44	1,981
642	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	640
	WFRBS Commercial Mortgage Trust,
596	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	603
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,822

	Total Commercial Mortgage-Backed Securities (Cost $36,308)	35,685

Corporate Bonds — 26.0%
	Consumer Discretionary — 1.7%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,175
40	5.000%, 03/30/20	44

		1,219

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,072
584	2.625%, 09/15/16 (e)	606

		2,678

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	88

	Media — 1.2%
	CBS Corp.,
30	7.875%, 07/30/30	37
1,100	8.875%, 05/15/19	1,409
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	560
	Comcast Corp.,
400	5.700%, 07/01/19	467
335	5.900%, 03/15/16	373
335	6.500%, 01/15/17	387
176	COX Communications, Inc., 5.450%, 12/15/14	185
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
941	1.750%, 01/15/18	926
287	5.000%, 03/01/21	299
422	Discovery Communications LLC, 4.375%, 06/15/21	441
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,870
	News America, Inc.,
30	7.250%, 05/18/18	37
600	7.430%, 10/01/26	734
400	7.600%, 10/11/15	446
200	7.700%, 10/30/25	253
1,700	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,714
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	472
50	8.250%, 04/01/19	59
3,425	8.750%, 02/14/19	4,077
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	544
	Viacom, Inc.,
75	1.250%, 02/27/15	75
500	3.125%, 06/15/22	469
189	3.250%, 03/15/23	176
361	3.875%, 12/15/21	362
750	4.250%, 09/01/23	758
200	4.500%, 03/01/21	210
806	Walt Disney Co. (The), 1.100%, 12/01/17	800

		18,140

	Multiline Retail — 0.1%
1,240	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1,473
175	Nordstrom, Inc., 4.000%, 10/15/21	183

		1,656

	Specialty Retail — 0.1%
986	Home Depot, Inc. (The), 3.750%, 02/15/24	992

	Total Consumer Discretionary	24,773

	Consumer Staples — 1.5%
	Beverages — 0.4%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	779
287	Brown-Forman Corp., 2.250%, 01/15/23	259
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	878

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Beverages — Continued
1,000	1.800%, 09/01/16	1,030
400	4.875%, 03/15/19	457
1,000	Diageo Investment Corp., 2.875%, 05/11/22	957
	PepsiCo, Inc.,
400	0.800%, 08/25/14	401
1,257	1.250%, 08/13/17	1,251

		6,012

	Food & Staples Retailing — 0.4%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,153
	Kroger Co. (The),
92	5.400%, 07/15/40	92
700	6.150%, 01/15/20	810
1,000	6.400%, 08/15/17	1,151
469	Walgreen Co., 3.100%, 09/15/22	441
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,527
930	3.625%, 07/08/20	985

		6,159

	Food Products — 0.5%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,485
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	877
400	6.000%, 11/27/17 (e)	462
1,000	7.350%, 03/06/19 (e)	1,233
	General Mills, Inc.,
575	3.150%, 12/15/21	567
100	5.650%, 02/15/19	116
	Kellogg Co.,
435	3.125%, 05/17/22	420
513	3.250%, 05/21/18	542
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	420
425	6.875%, 01/26/39	513
50	Mondelez International, Inc., 6.500%, 08/11/17	59

		6,694

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	189
1,800	2.400%, 06/01/23	1,663
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,835

		3,687

	Total Consumer Staples	22,552

	Energy — 2.1%
	Energy Equipment & Services — 0.4%
	Halliburton Co.,
550	6.150%, 09/15/19	665
750	8.750%, 02/15/21	985
400	Nabors Industries, Inc., 4.625%, 09/15/21	403
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,396
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	19
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	477
650	6.500%, 11/15/20	736
460	7.375%, 04/15/18	542

		5,223

	Oil, Gas & Consumable Fuels — 1.7%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,045
	Apache Corp.,
769	2.625%, 01/15/23	715
400	6.900%, 09/15/18	491
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,015
317	2.750%, 05/10/23	293
712	3.245%, 05/06/22	698
800	3.875%, 03/10/15	835
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,201
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	909
500	5.900%, 02/01/18	575
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,183
	Chevron Corp.,
1,000	2.355%, 12/05/22	919
285	3.191%, 06/24/23	277
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	481
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,464
550	Encana Corp., (Canada), 5.900%, 12/01/17	632

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
240	EOG Resources, Inc., 2.625%, 03/15/23	222
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	791
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	409
	Petrobras International Finance Co., (Cayman Islands),
1,000	3.500%, 02/06/17	1,017
500	7.875%, 03/15/19	578
173	Phillips 66, 4.300%, 04/01/22	178
	Plains All American Pipeline LP/PAA Finance Corp.,
175	3.650%, 06/01/22	173
300	3.850%, 10/15/23	294
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	233
737	3.650%, 12/01/23	740
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	453
50	6.200%, 04/15/18	57
385	8.000%, 10/01/19	470
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,079
1,200	3.125%, 08/17/17	1,279
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	235
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,047
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	768
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	140
200	2.875%, 02/17/22	192
	Total Capital S.A., (France),
240	2.300%, 03/15/16	249
598	4.125%, 01/28/21	636
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	922
500	3.800%, 10/01/20	521
300	7.125%, 01/15/19	368

		25,925

	Total Energy	31,148

	Financials — 10.6%
	Capital Markets — 2.4%
1,600	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,618
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	92
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,417
155	4.600%, 01/15/20	170
200	BlackRock, Inc., 6.250%, 09/15/17	233
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	490
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	560
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	39
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	86
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	526
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	315
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	517
90	3.625%, 02/07/16	95
500	3.625%, 01/22/23	485
112	3.700%, 08/01/15	117
196	5.250%, 07/27/21	215
900	5.375%, 03/15/20	1,009
1,195	Series D, 6.000%, 06/15/20	1,381
5,150	7.500%, 02/15/19	6,344
	Jefferies Group LLC,
150	6.875%, 04/15/21	169
1,600	8.500%, 07/15/19	1,952
1,000	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,015
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	209
800	7.625%, 08/13/19 (e)	968
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	697
2,000	6.875%, 04/25/18	2,388
	Morgan Stanley,
323	3.450%, 11/02/15	337
622	5.000%, 11/24/25	623
1,000	5.450%, 01/09/17	1,116
331	5.500%, 07/24/20	374

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
2,500	5.625%, 09/23/19	2,870
510	5.750%, 01/25/21	581
1,400	6.000%, 04/28/15	1,496
1,700	7.300%, 05/13/19	2,085
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	291
300	5.000%, 03/04/15	314
	State Street Corp.,
419	3.100%, 05/15/23	391
1,154	3.700%, 11/20/23	1,151
928	UBS AG, (Switzerland), 5.750%, 04/25/18	1,080

		35,899

	Commercial Banks — 3.0%
900	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	905
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	499
1,162	1.400%, 09/11/17	1,157
558	2.375%, 01/25/19	565
	Bank of Nova Scotia, (Canada),
1,500	1.375%, 12/18/17	1,485
500	2.550%, 01/12/17	520
400	4.375%, 01/13/21	435
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	489
	BB&T Corp.,
166	2.050%, 06/19/18	166
705	3.200%, 03/15/16	741
60	3.950%, 04/29/16	64
500	5.200%, 12/23/15	542
319	5.700%, 04/30/14	326
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	524
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,160
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	117
553	3.875%, 02/08/22	558
350	4.500%, 01/11/21	373
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,439
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,476
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	515
1,246	1.625%, 07/07/14 (e) (m)	1,257
1,000	3.500%, 06/28/15 (e)	1,045
1,100	4.750%, 01/19/21 (e)	1,195
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,111
	KeyCorp,
507	2.300%, 12/13/18	509
400	5.100%, 03/24/21	442
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,171
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,050
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	251
	National City Corp.,
400	4.900%, 01/15/15	419
100	6.875%, 05/15/19	120
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	618
	PNC Funding Corp.,
100	3.000%, 05/19/14	101
50	5.125%, 02/08/20	56
50	5.250%, 11/15/15	54
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	883
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,302
1,193	2.000%, 10/01/18	1,206
600	2.200%, 07/27/18	607
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	434
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,829
1,500	SunTrust Bank, 2.750%, 05/01/23	1,365
800	SunTrust Banks, Inc., 3.600%, 04/15/16	847
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	742
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	407
1,041	2.500%, 07/14/16	1,084
	U.S. Bancorp,
307	1.650%, 05/15/17	312
60	2.450%, 07/27/15	62
215	2.950%, 07/15/22	202
732	4.125%, 05/24/21	779
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,163

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,150
3,895	5.750%, 02/01/18	4,558
428	Wells Fargo & Co., 2.150%, 01/15/19	432

		44,875

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	464
	American Express Co.,
200	6.150%, 08/28/17	233
1,820	7.000%, 03/19/18	2,199
	American Honda Finance Corp.,
250	2.125%, 10/10/18	253
1,450	7.625%, 10/01/18 (e)	1,805
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	837
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	484
592	2.875%, 10/01/18	607
627	3.000%, 06/12/17	656
757	3.984%, 06/15/16	808
240	4.207%, 04/15/16	257
460	HSBC Finance Corp., 5.000%, 06/30/15	488
	John Deere Capital Corp.,
753	1.050%, 10/11/16	758
65	1.700%, 01/15/20	62
250	3.150%, 10/15/21	250
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,152
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	404
591	1.600%, 03/15/17	597
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	426
1,700	2.000%, 09/15/16	1,756
800	2.625%, 01/10/23	747

		15,243

	Diversified Financial Services — 2.4%
	Bank of America Corp.,
53	3.300%, 01/11/23	50
360	3.625%, 03/17/16	380
737	4.100%, 07/24/23	740
780	5.000%, 05/13/21	854
865	5.625%, 07/01/20	990
585	Series L, 5.650%, 05/01/18	670
427	6.500%, 08/01/16	485
1,130	7.375%, 05/15/14	1,164
2,600	7.625%, 06/01/19	3,251
	Citigroup, Inc.,
600	2.250%, 08/07/15	613
619	4.587%, 12/15/15	663
232	4.750%, 05/19/15	245
829	5.375%, 08/09/20	940
5,400	8.500%, 05/22/19	7,018
	CME Group, Inc.,
1,250	3.000%, 09/15/22	1,194
131	5.750%, 02/15/14	132
400	Countrywide Financial Corp., 6.250%, 05/15/16	444
	General Electric Capital Corp.,
636	1.600%, 11/20/17	640
200	2.100%, 12/11/19	198
337	2.250%, 11/09/15	347
125	4.375%, 09/16/20	137
6,700	4.625%, 01/07/21	7,381
331	5.300%, 02/11/21	368
1,845	5.500%, 01/08/20	2,135
80	5.625%, 09/15/17	92
605	5.625%, 05/01/18	702
70	5.875%, 01/14/38	79
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	458
1,002	IntercontinentalExchange Group, Inc., 4.000%, 10/15/23	1,019
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	889
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
1,555	4.300%, 09/22/19	1,729
40	4.375%, 03/25/20	44

		36,097

	Insurance — 1.2%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,772
	Aflac, Inc.,
1,250	3.625%, 06/15/23	1,219
500	8.500%, 05/15/19	649
651	Allstate Corp. (The), 3.150%, 06/15/23	628

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
282	American International Group, Inc., 4.125%, 02/15/24	285
	Aon Corp.,
621	3.125%, 05/27/16	651
94	3.500%, 09/30/15	98
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	318
267	2.450%, 12/15/15	277
2,160	5.400%, 05/15/18	2,490
61	Chubb Corp. (The), 5.750%, 05/15/18	71
	CNA Financial Corp.,
50	5.850%, 12/15/14	52
860	5.875%, 08/15/20	987
420	6.500%, 08/15/16	475
900	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	958
	Lincoln National Corp.,
96	4.200%, 03/15/22	99
768	4.850%, 06/24/21	834
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,215
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	721
1,600	3.000%, 01/10/23 (e)	1,515
400	3.125%, 01/11/16 (e)	417
426	3.875%, 04/11/22 (e)	434
500	New York Life Global Funding, 3.000%, 05/04/15 (e)	518
471	Principal Financial Group, Inc., 3.125%, 05/15/23	446
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	193

		17,322

	Real Estate Investment Trusts (REITs) — 0.6%
360	American Tower Corp., 3.500%, 01/31/23	330
909	Boston Properties LP, 3.800%, 02/01/24	887
600	CommonWealth REIT, 6.650%, 01/15/18	654
672	Duke Realty LP, 3.875%, 02/15/21	672
1,452	ERP Operating LP, 4.625%, 12/15/21	1,551
	HCP, Inc.,
1,002	2.625%, 02/01/20	968
50	3.750%, 02/01/19	52
577	4.250%, 11/15/23	575
732	Health Care REIT, Inc., 4.500%, 01/15/24	729
457	ProLogis LP, 4.250%, 08/15/23	457
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,282
200	6.125%, 05/30/18	235
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
526	3.375%, 10/03/22 (e)	497
700	6.750%, 09/02/19 (e)	842

		9,731

	Total Financials	159,167

	Health Care — 1.0%
	Biotechnology — 0.2%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,416
700	Celgene Corp., 3.950%, 10/15/20	724

		2,140

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	519

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	383
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,503
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	107
1,500	2.875%, 03/15/23	1,409
187	3.375%, 11/15/21	187
400	4.700%, 02/15/21	434
	WellPoint, Inc.,
100	2.375%, 02/15/17	103
700	3.300%, 01/15/23	662

		4,884

	Pharmaceuticals — 0.5%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,228
250	Actavis, Inc., 3.250%, 10/01/22	234
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	360
1,045	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	987
1,400	Merck & Co., Inc., 1.300%, 05/18/18	1,375
1,800	Mylan, Inc., 2.600%, 06/24/18 (e)	1,826
375	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	366
731	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	693

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
174	Zoetis, Inc., 1.875%, 02/01/18	174

		7,243

	Total Health Care	14,786

	Industrials — 2.3%
	Aerospace & Defense — 0.6%
750	Boeing Co. (The), 7.950%, 08/15/24	1,021
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,808
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,308
850	Lockheed Martin Corp., 4.250%, 11/15/19	927
325	Northrop Grumman Corp., 5.050%, 08/01/19	365
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,379
1,550	United Technologies Corp., 6.125%, 02/01/19	1,859

		8,667

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	147

	Airlines — 0.2%
441	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	430
93	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	99
1,032	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	1,078
344	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	376
297	Continental Airlines 2012-2 Class A Pass-Through Trust, Class A, 4.000%, 10/29/24	294
46	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	50
79	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	86
498	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	531

		2,944

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	408
1,200	5.500%, 09/15/19	1,370
	Waste Management, Inc.,
862	2.900%, 09/15/22	798
242	4.600%, 03/01/21	260
150	4.750%, 06/30/20	163

		2,999

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	336
526	Fluor Corp., 3.375%, 09/15/21	521

		857

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	268

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	822
500	5.400%, 03/01/19	577
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,212
480	5.750%, 03/11/18	557

		3,168

	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	945
30	7.900%, 12/15/18	38
	Deere & Co.,
298	2.600%, 06/08/22	282
700	4.375%, 10/16/19	782

		2,047

	Road & Rail — 0.9%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	129
2,000	4.100%, 06/01/21	2,082
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	736
	CSX Corp.,
3,000	6.250%, 03/15/18	3,509
230	7.375%, 02/01/19	283
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	123
1,500	3.300%, 10/15/22 (e)	1,418
315	4.500%, 08/16/21 (e)	329
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	341
829	3.250%, 12/01/21	816
750	3.850%, 01/15/24	744
	Ryder System, Inc.,
290	2.500%, 03/01/17	295

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
535	3.500%, 06/01/17	563
100	3.600%, 03/01/16	105
1,931	Union Pacific Corp., 4.163%, 07/15/22	2,020

		13,493

	Total Industrials	34,590

	Information Technology — 1.2%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	198
250	5.500%, 02/22/16	277

		475

	Computers & Peripherals — 0.2%
1,025	EMC Corp., 2.650%, 06/01/20	1,014
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	943
1,100	4.750%, 06/02/14 (m)	1,122

		3,079

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	405
155	6.000%, 04/01/20	168
1,350	7.500%, 01/15/27	1,547

		2,120

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	87
1,250	3.250%, 10/15/20	1,284

		1,371

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,000	1.625%, 05/15/20	940
629	1.950%, 07/22/16	649
40	8.375%, 11/01/19	53

		1,896

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,845

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,512
837	Texas Instruments, Inc., 2.375%, 05/16/16	871

		2,383

	Software — 0.4%
942	Intuit, Inc., 5.750%, 03/15/17	1,051
	Microsoft Corp.,
486	2.375%, 05/01/23	441
1,500	4.200%, 06/01/19	1,665
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,184
720	5.750%, 04/15/18	841
50	6.500%, 04/15/38	61

		5,243

	Total Information Technology	18,412

	Materials — 1.3%
	Chemicals — 0.8%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	505
89	4.250%, 11/15/20	95
32	8.550%, 05/15/19	41
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	232
1,500	6.000%, 07/15/18	1,768
	Ecolab, Inc.,
792	1.000%, 08/09/15	795
279	1.450%, 12/08/17	276
365	Monsanto Co., 1.850%, 11/15/18	365
	Mosaic Co. (The),
1,160	3.750%, 11/15/21	1,147
708	4.250%, 11/15/23	705
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	780
	PPG Industries, Inc.,
550	3.600%, 11/15/20	565
1,325	6.650%, 03/15/18	1,556
25	7.400%, 08/15/19	30
	Praxair, Inc.,
250	2.200%, 08/15/22	226
1,000	3.000%, 09/01/21	987
100	4.625%, 03/30/15	106
240	5.200%, 03/15/17	269
315	Rohm & Haas Co., 7.850%, 07/15/29	417
400	Union Carbide Corp., 7.500%, 06/01/25	468

		11,333

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	348

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — 0.5%
	Barrick Gold Corp., (Canada),
900	2.900%, 05/30/16	941
500	6.950%, 04/01/19	587
	BHP Billiton Finance USA Ltd., (Australia),
382	2.050%, 09/30/18	386
650	5.500%, 04/01/14	661
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	353
352	2.150%, 03/01/17	353
1,600	3.875%, 03/15/23	1,502
	Nucor Corp.,
305	4.000%, 08/01/23	300
172	5.850%, 06/01/18	198
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	38
800	4.125%, 05/20/21	829
650	6.500%, 07/15/18	776
120	8.950%, 05/01/14	124

		7,048

	Total Materials	18,729

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,800	1.400%, 12/01/17	1,773
850	3.875%, 08/15/21	856
1,500	4.450%, 05/15/21	1,575
1,000	5.500%, 02/01/18	1,136
	British Telecommunications plc, (United Kingdom),
461	1.625%, 06/28/16	467
256	2.000%, 06/22/15	261
1,200	CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,251
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,081
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,122
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
525	2.750%, 09/14/16	545
50	8.750%, 03/01/31	69
260	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	266
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	428
114	5.462%, 02/16/21	121
400	6.221%, 07/03/17	454
	Verizon Communications, Inc.,
1,057	4.500%, 09/15/20	1,135
1,750	5.500%, 02/15/18	1,992
245	5.550%, 02/15/16	269
1,334	8.750%, 11/01/18	1,716

		16,784

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	353
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,022
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,245
500	5.625%, 02/27/17	564

		3,184

	Total Telecommunication Services	19,968

	Utilities — 3.0%
	Electric Utilities — 2.2%
800	Appalachian Power Co., 4.600%, 03/30/21	865
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	244
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,153
	DTE Electric Co.,
197	2.650%, 06/15/22	186
200	3.900%, 06/01/21	211
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,322
50	6.450%, 10/15/32	59
233	Duke Energy Corp., 3.550%, 09/15/21	236
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	168
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	441
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	433
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	720
3,700	Georgia Power Co., 4.250%, 12/01/19	4,083
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,755
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,332

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,200
1,000	7.125%, 03/15/19	1,237
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	218
200	6.000%, 03/01/19	231
40	7.875%, 12/15/15	45
300	NSTAR Electric Co., 2.375%, 10/15/22	276
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	363
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	720
424	3.250%, 09/15/21	414
500	3.250%, 06/15/23	477
350	3.850%, 11/15/23	350
50	6.050%, 03/01/34	56
200	PacifiCorp, 5.650%, 07/15/18	233
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,684
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	752
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	209
490	Progress Energy, Inc., 4.400%, 01/15/21	521
74	Public Service Co. of Colorado, 3.200%, 11/15/20	75
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	280
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	235
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,015
650	5.500%, 08/15/18	755
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,168
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,936
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,515
429	2.950%, 01/15/22	422
1,000	Wisconsin Electric Power Co., 1.700%, 06/15/18	994

		32,645

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
380	4.950%, 10/15/14	394
1,365	8.500%, 03/15/19	1,772
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	912

		3,078

	Independent Power Producers & Energy Traders — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	180
	PSEG Power LLC,
500	4.150%, 09/15/21	512
221	4.300%, 11/15/23	221
350	5.125%, 04/15/20	383

		1,296

	Multi-Utilities — 0.4%
939	AGL Capital Corp., 3.500%, 09/15/21	948
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	588
	Consumers Energy Co.,
137	2.850%, 05/15/22	131
1,060	5.650%, 04/15/20	1,229
350	Dominion Resources, Inc., 5.200%, 08/15/19	398
259	DTE Energy Co., 3.850%, 12/01/23	258
	Nisource Finance Corp.,
300	3.850%, 02/15/23	290
500	5.450%, 09/15/20	559
100	6.800%, 01/15/19	118
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
500	2.000%, 03/15/14	502
192	4.050%, 12/01/23	192
1,400	9.800%, 02/15/19	1,878

		7,098

	Water Utilities — 0.1%
1,400	American Water Capital Corp., 3.850%, 03/01/24	1,390

	Total Utilities	45,507

	Total Corporate Bonds (Cost $381,581)	389,632

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 0.2%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15	1,615
694	United Mexican States, (Mexico), 4.000%, 10/02/23	688

	Total Foreign Government Securities (Cost $2,291)	2,303

Mortgage Pass-Through Securities — 8.1%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,510	5.500%, 01/01/24 - 02/01/24	6,008
345	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	376
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,044	4.500%, 05/01/41	3,245
490	5.000%, 10/01/33	541
9	6.000%, 12/01/36	10
2,321	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,313
2,045	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,064
	Federal National Mortgage Association, 15 Year, Single Family,
166	6.000%, 10/01/19 - 01/01/24	177
2,319	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,387
	Federal National Mortgage Association, 30 Year, Single Family,
2,361	5.000%, 08/01/40	2,591
1,421	6.000%, 12/01/32 - 04/01/35	1,586
2,272	6.500%, 10/01/36 - 10/01/38	2,560
1,426	7.000%, 04/01/37 - 11/01/38	1,571
	Federal National Mortgage Association, Other,
2,653	VAR, 0.529%, 01/01/23	2,649
3,000	1.446%, 07/01/17	3,033
2,400	1.792%, 05/01/20	2,326
2,000	2.004%, 07/01/19	2,024
4,800	2.077%, 06/01/20	4,741
1,500	2.211%, 04/01/19	1,518
983	2.263%, 12/01/22	924
2,662	2.418%, 12/01/22	2,523
2,527	2.428%, 05/01/23	2,383
4,983	2.480%, 12/01/22 - 07/01/23	4,709
5,265	2.490%, 10/01/17 - 01/01/23	5,132
3,000	2.604%, 05/01/23	2,797
2,176	2.614%, 03/01/23	2,084
2,000	2.650%, 08/01/22	1,920
2,000	2.670%, 07/01/22	1,926
2,729	2.703%, 04/01/23	2,641
1,170	2.996%, 06/01/22	1,147
1,998	3.050%, 10/01/20	2,060
1,400	3.110%, 10/01/21	1,423
1,356	3.131%, 12/01/21	1,369
1,300	3.450%, 11/01/23	1,314
1,500	3.482%, 11/01/20	1,566
3,500	3.492%, 01/01/18	3,744
7,114	3.500%, 05/01/43 - 06/01/43	7,078
1,748	3.590%, 10/01/20	1,847
1,000	3.596%, 12/01/20	1,048
2,478	3.658%, 10/01/20	2,611
1,150	3.690%, 11/01/23	1,184
4,813	3.738%, 06/01/18	5,245
2,488	3.772%, 05/01/22	2,632
1,679	3.810%, 01/01/19	1,797
3,400	3.895%, 09/01/21	3,601
1,256	3.988%, 07/01/21	1,335
4,494	4.000%, 07/01/42	4,651
1,000	4.174%, 10/01/20	1,075
1,000	4.402%, 07/01/21	1,085
1,936	4.474%, 04/01/21	2,111
765	4.515%, 02/01/20	843
969	4.794%, 01/01/21	1,074
748	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	841

	Total Mortgage Pass-Through Securities (Cost $122,690)	121,440

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $644)	668

U.S. Government Agency Securities — 19.6%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,305
	Federal Home Loan Mortgage Corp.,
10,000	0.750%, 01/12/18	9,814
20,000	1.000%, 06/29/17	20,037
5,000	1.250%, 10/02/19	4,789
15,000	1.750%, 05/30/19	14,969

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
46,000	2.375%, 01/13/22	44,717
18,800	2.875%, 02/09/15	19,393
46,450	3.750%, 03/27/19	51,167
20,000	4.500%, 01/15/14	20,104
	Federal National Mortgage Association,
54,000	1.250%, 01/30/17	54,958
12,600	1.625%, 10/26/15	12,910
11,500	5.000%, 02/13/17	13,049
735	Tennessee Valley Authority, 1.750%, 10/15/18	740

	Total U.S. Government Agency Securities (Cost $290,955)	292,952

U.S. Treasury Obligations — 16.1%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,529
26,500	0.125%, 01/15/22	26,839
10,000	0.125%, 07/15/22	9,926
91,400	1.875%, 07/15/15	115,657
36,000	2.500%, 07/15/16	45,907

	Total U.S. Treasury Obligations (Cost $244,412)	241,858

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
24,964	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $24,964)	24,964

	Total Investments — 100.7% (Cost $1,504,225)	1,509,098
	Liabilities in Excess of Other Assets — (0.7)%	(10,279)

	NET ASSETS — 100.0%	$1,498,819

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$175
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	(68)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/19	3,000	(113)
BNP Paribas	1.970% at termination	CPI-U at termination	01/31/14	47,000	284
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/15	4,000	(14)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/18	53,000	(1,645)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/18	22,000	(50)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/18	11,000	(28)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/18	10,000	(20)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/19	20,000	(256)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	1,195
Citibank, N.A.	2.100% at termination	CPI-U at termination	11/29/18	37,000	(10)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/17	25,000	(470)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/18	34,000	(431)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/20	50,000	(217)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	(19)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/16	1,20,000	(3,732)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/18	23,000	(673)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/18	49,000	(1,405)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/16	1,04,000	(3,985)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/16	25,000	(299)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/18	28,000	(412)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/18	44,000	(120)
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/14	50,000	90
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/15	20,000	(128)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/15	77,000	(2,185)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/16	20,000	(526)

					$(15,062)

1. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $15,050,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,657
Aggregate gross unrealized depreciation	(16,784)

Net unrealized appreciation/depreciation	$4,873

Federal income tax cost of investments	$1,504,225

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$67,699	$3,395	$71,094
Collateralized Mortgage Obligations
Agency CMO	—	312,162	19	312,181
Non-Agency CMO	—	16,321	—	16,321

Total Collateralized Mortgage Obligations	—	328,483	19	328,502

Commercial Mortgage-Backed Securities	—	32,393	3,292	35,685
Corporate Bonds
Consumer Discretionary	—	24,773	—	24,773
Consumer Staples	—	22,552	—	22,552
Energy	—	31,148	—	31,148
Financials	—	159,167	—	159,167
Health Care	—	14,786	—	14,786
Industrials	—	32,724	1,866	34,590
Information Technology	—	18,412	—	18,412
Materials	—	18,729	—	18,729
Telecommunication Services	—	19,968	—	19,968
Utilities	—	45,507	—	45,507

Total Corporate Bonds	—	387,766	1,866	389,632

Foreign Government Securities	—	2,303	—	2,303
Mortgage Pass-Through Securities	—	121,440	—	121,440
Supranational	—	668	—	668
U.S. Government Agency Securities	—	292,952	—	292,952
U.S. Treasury Obligations	—	241,858	—	241,858
Short-Term Investment
Investment Company	24,964	—	—	24,964

Total Investments in Securities	$24,964	$1,475,562	$8,572	$1,509,098

Appreciation in Other Financial Instruments
Swaps	—	1,744	—	1,744

Depreciation in Other Financial Instruments
Swaps	—	(16,806)	—	(16,806)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Inflation Managed Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$3,346	$—	$20	$8	$—	$(815)	$836	$—	$3,395
Collateralized Mortgage Obligations - Agency CMO	525	—	(4)	(23)	—	—	—	(479)	19
Collateralized Mortgage Obligations - Non-Agency CMO	429	—	—	—	—	—	—	(429)	—
Commercial Mortgage-Backed Securities	6,091	—	83	(166)	1,028	(1,749)	—	(1,995)	3,292
Corporate Bonds - Industrials	2,238	41	(82)	(1)	441	(771)	—	—	1,866
Corporate Bonds - Telecommunication Services	1,148	—	—	—	—	—	—	(1,148)	—

Total	$13,777	$41	$17	$(182)	$1,469	$(3,335)	$836	$(4,051)	$8,572

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $17.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,009	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (16.64%)
			Constant Default Rate	0% - 11.00% (8.20%)
			PSA Prepayment Model	336.00% (N/A)
			Yield (Discount Rate of Cash Flows)	(7.79%) - 3.61% (2.05%)

Asset-Backed Securities	4,009

Total	$4,009

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $4,563,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.7% (t)
	Alabama — 0.4%
	Education — 0.3%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,316

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Warrants, Series A, GO, 5.000%, 09/01/22	2,035
	City of Huntsville, School Capital Improvement Warrants,
1,000	Series B, GO, 5.000%, 09/01/22	1,137
1,000	Series B, GO, 5.000%, 09/01/26	1,134

		4,306

	Total Alabama	15,622

	Alaska — 0.7%
	Certificate of Participation/Lease — 0.4%
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,369

	Other Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	9,413

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Rev., 5.250%, 09/01/23	1,144
1,000	Rev., 5.375%, 09/01/25	1,142
1,000	Rev., 5.500%, 09/01/27	1,117

		3,403

	Total Alaska	27,185

	Arizona — 1.9%
	Certificate of Participation/Lease — 0.7%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	17,819
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,388
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,811
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,122

		26,140

	General Obligation — 0.0% (g)
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,063

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,729
5,000	Series D, Rev., 5.000%, 01/01/24	5,412
10,000	Series D, Rev., 5.500%, 01/01/19	11,507

		19,648

	Other Revenue — 0.1%
2,150	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/22	2,445

	Prerefunded — 0.3%
4,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	4,503
5,540	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/31/14 (p)	5,524
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/01/14 (p)	998

		11,025

	Transportation — 0.2%
5,000	Arizona State Transportation Board, Highway, Rev., 5.000%, 07/01/17	5,537

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,126
500	Series A, Rev., 5.000%, 01/01/21	568
1,000	Series A, Rev., 5.000%, 01/01/22	1,121

		2,815

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,138

	Total Arizona	69,811

	Arkansas — 0.0% (g)
	Other Revenue — 0.0% (g)
1,000	University of Arkansas, Various Facilities, UAMS Campus, Rev., 5.000%, 11/01/26	1,121

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — 13.9%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,142
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,334
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., XLCA, 5.000%, 06/01/14 (p)	1,895
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,908
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,180
2,310	Series C, Rev., AGM, 5.000%, 04/01/26	2,385
1,000	California State Public Works Board, Department of General Services, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of General Services, Butterfield State,
3,500	Series A, Rev., 5.000%, 06/01/19	3,732
1,750	Series A, Rev., 5.000%, 06/01/20	1,865
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,349
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,471
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,612
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	6,425

		31,302

	Education — 1.0%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,098
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/16 (p)	3,812
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	522
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	869
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,473
5,000	Series O, Rev., 5.750%, 05/15/30	5,645
10,000	Series O, Rev., 5.750%, 05/15/34	11,248

		35,667

	General Obligation — 7.0%
2,370	California State University, Systemwide, Unrefunded Balance, Series A, Rev., AGM, 4.750%, 11/01/23	2,411
2,000	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	1,829
1,390	City of Garden Grove, Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,495
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	6,828
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	11,128
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,729
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,430
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,918
2,750	Los Angeles & Orange Counties, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	2,921
	Los Angeles Unified School District,
14,000	Series A-2, GO, 5.000%, 07/01/21	16,624
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,531
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,535
6,120	Series I, GO, 5.250%, 07/01/23	7,098
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/30	10,959
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,302
	Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,468
1,000	Series C, GO, Zero Coupon, 08/01/27	596
	Mt. Diablo Unified School District, Contra Costa County Election 2002,
1,925	Series B-2, GO, 5.000%, 07/01/25	2,151
2,000	Series B-2, GO, 5.000%, 07/01/26	2,208

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16 (p)	2,335
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	3,257
10,200	San Diego Community College District, GO, 5.000%, 08/01/24	11,808
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	2,757
2,515	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	2,737
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL- RE, FGIC, Zero Coupon, 08/01/14	295
5,450	State Center Community College District, GO, 5.250%, 08/01/28	5,997
5,000	State of California, GO, 5.000%, 08/01/16	5,604
25,860	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/15	26,614
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	25
6,875	GO, 5.000%, 11/01/15	7,491
14,100	GO, 5.000%, 04/01/17	16,085
1,000	GO, 5.000%, 09/01/19	1,178
4,655	GO, 5.000%, 09/01/20	5,060
2,200	GO, 5.000%, 09/01/27	2,379
12,000	GO, 5.000%, 10/01/29	12,708
5,000	GO, 5.125%, 04/01/23	5,078
6,790	GO, 5.500%, 04/01/18	8,048
6,800	GO, 5.500%, 04/01/21	7,924
15,000	GO, 5.625%, 04/01/26	16,968
6,685	GO, 6.500%, 04/01/33	7,936
1,565	GO, AMBAC, 5.000%, 02/01/27	1,756
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,218
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,786
	West Valley-Mission Community College District, Election of 2004,
455	Series A, GO, AGM, 5.000%, 08/01/23	501
910	Series A, GO, AGM, 5.000%, 08/01/25	998

		259,704

	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,296
2,450	Series C, Rev., 6.500%, 10/01/33	2,800

		5,096

	Other Revenue — 3.5%
1,815	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,138
700	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, Series A, Rev., 4.000%, 10/01/20	790
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	886
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,636
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series D, Rev., 5.000%, 08/15/24	1,674
2,000	Series D, Rev., 5.000%, 08/15/25	2,214
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,244
	California State Public Works Board, California State University,
5,130	Series H, Rev., 5.000%, 09/01/30 (w)	5,368
8,275	Series H, Rev., 5.000%, 09/01/31	8,598
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,157
2,000	Subseries C, Rev., 5.000%, 06/01/26	2,254
5,000	Los Angeles Department of Water & Power Waterworks, Series C, Rev., 5.000%, 07/01/25	5,675
	Metropolitan Water District of Southern California,
2,125	Series C, Rev., 5.000%, 10/01/27	2,517
8,750	Series G, Rev., 5.000%, 07/01/28	9,802
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	4,961
	Sacramento Suburban Water District,
1,500	Series A, Rev., 4.500%, 11/01/21	1,708
1,600	Series A, Rev., 4.750%, 11/01/22	1,848

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	San Diego County Water Authority,
12,000	Rev., 5.000%, 05/01/28	13,278
13,095	Rev., 5.000%, 05/01/29	14,368
14,000	Rev., 5.000%, 05/01/30	15,272
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,345
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,439
2,000	Rev., AGM, 5.000%, 08/01/20	2,270
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,202
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,251

		130,895

	Prerefunded — 0.3%
35	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	44
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax- Merged, TAN, Zero Coupon, 01/01/19 (p)	4,594
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,089
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	919
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,570

		10,216

	Transportation — 0.1%
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,215

	Utility — 0.3%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,756
9,545	Series A, Rev., 5.250%, 11/15/22	10,488

		13,244

	Water & Sewer — 0.8%
540	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	563
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,374
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,107
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,248
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,391
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,553
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	3,957
2,165	Series A, Rev., 5.000%, 05/15/22	2,460
6,200	Series A, Rev., 5.000%, 05/15/23	6,962
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,114

		31,729

	Total California	520,068

	Colorado — 4.3%
	Certificate of Participation/Lease — 0.2%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,712

	Education — 0.1%
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	591
1,480	Series A, Rev., 5.500%, 06/01/26	1,730
750	Series A, Rev., 5.750%, 06/01/28	869

		3,190

	General Obligation — 1.9%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18 (p)	29,212
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,083
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL- RE, FGIC, 5.750%, 12/15/14 (p)	1,703
9,500	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	11,174
18,325	Jefferson County School District R-001, Jeffeco Public Schools, GO, 5.000%, 12/15/20	21,681

		71,853

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.0% (g)
585	Colorado Health Facilities Authority, Boulder Hospital, Series C, Rev., NATL-RE, 6.000%, 10/01/14	611

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35 (w)	4,760

	Prerefunded — 2.0%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	41,977
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,318
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	7,726
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,646

		72,667

	Total Colorado	158,793

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,909
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,146

		15,055

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
1,200	Rev., AGM, 5.000%, 06/15/16	1,332
1,260	Rev., AGM, 5.000%, 06/15/17	1,437
1,320	Rev., AGM, 5.000%, 06/15/18	1,486

		4,255

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	114
350	Series A, Rev., 5.000%, 08/15/25	394
150	Series A, Rev., 5.000%, 08/15/26	167
250	Series A, Rev., 5.000%, 08/15/27	275
300	Series A, Rev., 5.000%, 08/15/29 (w)	325
100	Series A, Rev., 5.500%, 08/15/23 (w)	120
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University, Series N, Rev., 5.000%, 11/01/25	4,736
2,055	Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,335

		8,466

	Total Connecticut	27,776

	Delaware — 0.4%
	General Obligation — 0.4%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,341
2,000	GO, 5.000%, 07/01/23	2,332
4,000	Series B, GO, 5.000%, 07/01/22	4,806
3,710	Series B, GO, 5.000%, 07/01/23	4,472
1,000	Series C, GO, 5.000%, 10/01/25	1,209

	Total Delaware	15,160

	District of Columbia — 0.2%
	Other Revenue — 0.2%
5,000	District of Columbia, Series A, Rev., 5.000%, 12/01/22	5,788
1,490	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,483

	Total District of Columbia	7,271

	Florida — 2.9%
	Certificate of Participation/Lease — 0.1%
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	4,198

	Education — 0.3%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,377

	General Obligation — 1.4%
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,274
1,250	Series A, GO, 5.000%, 06/01/25	1,446
5,000	Series B, GO, 4.750%, 06/01/21	5,345
14,600	Series D, GO, 5.000%, 06/01/24	16,643
1,260	Series D, GO, 5.500%, 06/01/18	1,504
4,515	Series E, GO, 5.000%, 06/01/19	5,337
4,740	Series E, GO, 5.000%, 06/01/20	5,623

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
5,800	Series F, GO, 5.000%, 06/01/20	6,450
2,095	Miami-Dade County, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,711

		50,333

	Housing — 0.2%
2,400	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,567
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,285	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,373
3,735	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	4,042

		7,982

	Other Revenue — 0.4%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	1,587
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	572
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,791
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,319
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,047

		16,316

	Special Tax — 0.1%
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,725
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,381

		4,106

	Transportation — 0.2%
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,176
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/14 (p)	2,714

		6,890

	Water & Sewer — 0.2%
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,246

	Total Florida	109,448

	Georgia — 3.4%
	General Obligation — 1.1%
	Barrow County, School District,
2,500	GO, 5.000%, 02/01/25	2,802
2,000	GO, 5.000%, 02/01/26	2,236
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,706
5,000	GO, 5.000%, 02/01/18 (p)	5,810
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,118
10,000	Series B, GO, 5.000%, 01/01/20	11,597
7,515	Series G, GO, 5.000%, 10/01/16	8,473

		41,742

	Other Revenue — 1.0%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,161
1,960	Rev., 5.000%, 12/01/22	2,237
1,000	Rev., 5.000%, 12/01/23	1,127
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,014
1,845	Clarke County Hospital Authority, Athens Regional Medical Center, Rev., 4.000%, 01/01/21	1,964
2,000	Columbus Water & Sewerage, Series A, Rev., 5.000%, 05/01/22	2,348
5,500	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,313
7,000	Fulton County Water & Sewerage, Rev., 5.000%, 01/01/22	8,086
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,013

		38,263

	Special Tax — 0.3%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,818
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,689

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
1,610	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE- IBC-Bank of New York, 6.250%, 07/01/18	1,813

		10,320

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,648

	Water & Sewer — 1.0%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,192
6,565	Rev., 5.000%, 07/01/21	7,589
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	5,620
8,660	Series B, Rev., 5.250%, 10/01/23	10,049
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE , 5.250%, 02/01/28	5,903

		36,353

	Total Georgia	128,326

	Hawaii — 1.2%
	General Obligation — 0.8%
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,135
11,810	Series DR, GO, 5.000%, 06/01/15	12,646
5,000	Series DY, GO, 5.000%, 02/01/19	5,870
7,630	Series EH, Rev., 5.000%, 08/01/21	9,038

		28,689

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,785
520	Rev., 5.250%, 01/01/18	609
5,120	Rev., 5.250%, 01/01/21	5,841
2,450	Rev., 6.000%, 01/01/29	2,760

		15,995

	Total Hawaii	44,684

	Idaho — 0.4%
	Hospital — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,014

	Illinois — 2.9%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B- 1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,696
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,107
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,660

		8,463

	General Obligation — 1.2%
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,679
1,400	City of Elgin, Kane & Cook Counties, GO, 4.000%, 12/15/21	1,517
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,168
1,000	GO, AGC, 5.500%, 12/01/19	1,146
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM- CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,074
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,665
2,000	Kendall, Kane & Will Counties Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,219
485	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	526
8,885	State of Illinois, Series A, GO, 5.000%, 03/01/19	8,965
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,491
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	992
725	GO, 5.750%, 06/01/26	794
830	GO, 5.750%, 06/01/27	892
620	GO, 5.750%, 06/01/28	660
4,320	Winnebago County, Public Safety, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,730

		43,518

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.1%
2,540	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,600

	Other Revenue — 0.2%
6,850	City of Chicago, Second Lien Water Project, Rev., 4.000%, 11/01/37	5,707
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,885

		7,592

	Prerefunded — 0.4%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,249
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	10,359
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,412

		14,020

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,254
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,560
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,205

		32,019

	Total Illinois	108,212

	Indiana — 2.0%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., AGM, 5.000%, 07/15/20	3,213
1,630	Series B, Rev., AGM, 5.000%, 07/15/22	1,743
990	East Chicago Multi School Building Corp., First Mortgage, Rev., 5.000%, 07/15/14	1,007

		5,963

	Other Revenue — 1.7%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,215
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,673
5,205	Series A, Rev., 5.000%, 02/01/30	5,644
1,525	Series B, Rev., 5.000%, 02/01/21	1,786
18,805	Series C, Rev., 5.000%, 02/01/21	21,761
3,000	Series C, Rev., 5.000%, 02/01/30	3,291
10,000	Series C, Rev., 5.000%, 02/01/31	10,913
7,000	Series C, Rev., 5.000%, 02/01/32	7,589
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,662
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,212
1,000	Series A, Rev., 5.000%, 06/01/32	1,075
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,802
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	850
1,245	Series D, Rev., 5.000%, 01/01/24	1,431

		64,904

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., AMT, 5.100%, 01/15/17	3,318

	Total Indiana	74,185

	Iowa — 0.8%
	General Obligation — 0.3%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,800
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,193
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	598

		9,591

	Housing — 0.0% (g)
845	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	867

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.5%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,098
12,905	Rev., 5.000%, 08/01/29	14,188

		20,286

	Total Iowa	30,744

	Kansas — 3.0%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,749
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	5,391
	Shawnee County, Unified School District No. 345, Seaman,
650	Series A, GO, 5.000%, 09/01/24	736
1,000	Series A, GO, 5.000%, 09/01/25	1,119

		10,995

	Other Revenue — 1.2%
2,500	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/18	2,947
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,326
3,800	Series A, Rev., 5.000%, 09/01/22	4,351
	State of Kansas, Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	10,996
7,000	Series A, Rev., 5.000%, 09/01/19	8,340
7,000	Series A, Rev., 5.000%, 09/01/20	8,379
5,750	Series C, Rev., 5.000%, 09/01/24	6,876

		44,215

	Prerefunded — 1.5%
5,480	Kansas City, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,467
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,217
24,250	Reno County, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,015
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,588

		57,287

	Total Kansas	112,497

	Kentucky — 1.1%
	Certificate of Participation/Lease — 0.3%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,049
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,770
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,159
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,363
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,111
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,386
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,710
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,160

		10,708

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,380
1,500	Kentucky Asset Liability Commission, University of Kentucky Project, Series A, Rev., AMBAC, 5.000%, 10/01/18	1,702

		4,082

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,139

	Other Revenue — 0.3%
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,634
2,130	Series A, Rev., 5.000%, 07/01/25	2,400
5,145	Series A, Rev., 5.000%, 07/01/27	5,670

		10,704

	Prerefunded — 0.0% (g)
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	539

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.1%
	Louisville Regional Airport Authority, Airport System,
1,000	Series A, Rev., AMT, AMBAC, 5.000%, 07/01/20	1,062
1,000	Series A, Rev., AMT, AMBAC, 5.000%, 07/01/21	1,060

		2,122

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,195

	Water & Sewer — 0.2%
4,170	Louisville & Jefferson County, Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,966
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,709
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,106

		7,781

	Total Kentucky	40,270

	Louisiana — 2.6%
	General Obligation — 0.2%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,501
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,113
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,662
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,161

		5,437

	Hospital — 0.0% (g)
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,063

	Housing — 0.0% (g)
393	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	407
1,195	Louisiana Housing Finance Agency, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,236

		1,643

	Other Revenue — 0.5%
	City of Alexandria, Utilities,
1,070	Series A, Rev., 4.750%, 05/01/38	1,047
3,900	Series A, Rev., 5.000%, 05/01/43	3,918
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,690	Rev., AMBAC, 5.250%, 12/01/18	1,665
3,130	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,139
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,952
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,095
6,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	5,796

		18,612

	Prerefunded — 1.0%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,261
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	15,979
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	15,807
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,318

		37,365

	Special Tax — 0.8%
4,500	Jefferson Sales Tax District, Parish of Jefferson, Rev., AMBAC, 5.000%, 12/01/15 (p)	4,920

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,728
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,772
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,638
	Parish of East Baton Rouge, Road and Street Improvement, Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,950
2,125	Rev., AGC, 5.000%, 08/01/21	2,428
2,000	Rev., AGC, 5.000%, 08/01/22	2,278
3,490	Rev., AGC, 5.250%, 08/01/19	4,142

		28,856

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	893
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,449

		2,342

	Total Louisiana	95,318

	Maryland — 1.7%
	Certificate of Participation/Lease — 0.1%
2,249	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	2,269

	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,648

	General Obligation — 1.1%
15,570	Montgomery County, Series A, GO, 5.000%, 11/01/16	17,606
12,945	State of Maryland, State & Local Facilities Loan of 2006, Second Series, GO, 5.000%, 08/01/15	13,967
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,871
4,000	State of Maryland, State & Local Facilities Loan of 2011, Second Series, Series E, GO, 5.000%, 08/01/18	4,712

		42,156

	Other Revenue — 0.1%
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18 (w)	2,539

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,310

	Total Maryland	63,922

	Massachusetts — 3.1%
	Certificate of Participation/Lease — 0.5%
10,530	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,378
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/29	5,770

		18,148

	Education — 0.3%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,688
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	4,981
2,100	Series M, Rev., 5.250%, 07/01/29	2,536

		9,205

	General Obligation — 1.0%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,036
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,114
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,867
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/22	1,141
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	13,634

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Consolidated Loan of 2002, Series C, GO, AGM, 5.500%, 11/01/15	1,650

		35,442

	Other Revenue — 0.5%
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,287
	Massachusetts Port Authority,
750	Series B, Rev., 5.000%, 07/01/19	881
1,500	Series B, Rev., 5.000%, 07/01/21	1,765
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,057
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,717

		19,707

	Prerefunded — 0.5%
4,200	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series C, GO, 5.250%, 09/01/15 (p)	4,563
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,649
	University of Massachusetts Building Authority Project,
8,250	Series 2004-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	8,644

		18,856

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,678
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,139

		4,817

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,660
2,190	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	2,287

		7,947

	Total Massachusetts	114,122

	Michigan — 1.5%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,506

	General Obligation — 0.5%
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,086
4,900	Huron Valley School District, GO, Q- SBLF, 5.000%, 05/01/23	5,431
310	Kalamazoo Public Schools, GO, AGC, Q- SBLF, 5.000%, 05/01/16	342
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,865
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,991
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,753
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	1,987
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,988
1,000	Ypsilanti School District, GO, AGC, Q- SBLF, 5.000%, 05/01/18	1,143

		17,586

	Other Revenue — 0.3%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC , 5.500%, 01/01/22	7,110
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,266
610	Rev., 5.000%, 11/15/26	667
1,035	Rev., 5.000%, 11/15/27	1,121

		10,164

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,632

	Water & Sewer — 0.6%
1,900	City of Detroit, Sewage Disposal System, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	1,907
8,000	Detroit Sewage Disposal, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	7,991
10,400	Michigan Municipal Bond Authority, Rev., 5.500%, 10/01/14	10,861

		20,759

	Total Michigan	54,647

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Minnesota — 1.2%
	General Obligation — 0.9%
10,000	State of Minnesota, Series C, GO, 5.000%, 08/01/15	10,790
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,932
10,000	Series H, GO, 5.000%, 11/01/19	11,928

		34,650

	Prerefunded — 0.3%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,682

	Utility — 0.0% (g)
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,038

	Total Minnesota	44,370

	Mississippi — 1.1%
	Prerefunded — 1.1%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	33,782
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,895

	Total Mississippi	41,677

	Missouri — 2.4%
	General Obligation — 0.3%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,749
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	521
400	GO, AGM, 5.250%, 03/01/23	405
	Kansas City,
1,075	Series A, GO, 4.500%, 02/01/24	1,185
2,500	Series A, GO, 4.500%, 02/01/25	2,719
4,000	Series A, GO, 5.000%, 02/01/23	4,661
620	Kansas City, Improvement, Series A, GO, 5.000%, 02/01/23	713

		11,953

	Housing — 0.0% (g)
465	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	497
660	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	709

		1,206

	Other Revenue — 1.2%
3,140	Kansas City, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,490
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,080
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/22	5,744
3,645	Series B, Rev., 5.000%, 07/01/22	4,374
3,740	Series B, Rev., 5.000%, 07/01/24	4,390
3,905	Series B, Rev., 5.000%, 07/01/29	4,427
2,050	Series B, Rev., 5.000%, 07/01/30	2,310

		44,815

	Prerefunded — 0.1%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
4,785	GO, AGM, 5.250%, 03/01/14 (p)	4,848

		4,848

	Transportation — 0.5%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,702
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/19	3,356
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	9,010

		17,068

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.3%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,485

	Total Missouri	89,375

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,830
1,500	Rev., GAN, 5.000%, 06/01/23	1,699

	Total Montana	3,529

	Nebraska — 0.3%
	Other Revenue — 0.2%
	City of Omaha, Sanitary Sewerage System,
1,390	Rev., 5.000%, 11/15/25	1,572
1,100	Rev., 5.000%, 11/15/26	1,231
1,035	Rev., 5.000%, 11/15/27	1,149
5,715	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,556

		9,508

	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,722

	Total Nebraska	12,230

	New Jersey — 3.2%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,091
	New Jersey State, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,775
3,300	Series A, COP, 5.000%, 06/15/21	3,611

		16,477

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,238
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,420
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,807

		18,465

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14 (p)	4,114

	Other Revenue — 1.2%
	Garden State Preservation Trust, 2005,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	35,355
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,699
500	New Jersey State Transportation Trust Fund Authority, Series A, Rev., 5.000%, 06/15/42	506
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series Aa, Rev., 5.000%, 06/15/36	5,114
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	57
1,000	New Jersey Transportation Trust Fund Authority, Transportation System, Unrefunded Balance, Series D, Rev., AMBAC, 5.000%, 06/15/15 (p)	1,073

		43,804

	Prerefunded — 0.5%
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,446
5,330	New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,717
3,755	New Jersey State Turnpike Authority, Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	3,925
4,570	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/15 (p)	4,955

		18,043

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,798
6,670	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	7,155

		12,953

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,274
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,308
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,429
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,470
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,618

		7,099

	Total New Jersey	120,955

	New Mexico — 1.1%
	Education — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,329

	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
610	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	664
1,765	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,837
2,100	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	2,225

		4,726

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,010	Bernalillo County, Series B, Rev., NATL- RE-IBC, 5.700%, 04/01/27	1,198

	Other Revenue — 0.6%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	2,005
1,645	Series B, Rev., 5.000%, 06/01/21	1,863
1,890	Series B, Rev., 5.000%, 06/01/26	2,051
2,050	Series B, Rev., 5.000%, 06/01/28	2,190
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,882
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,735

		21,726

	Total New Mexico	39,979

	New York — 13.4%
	Certificate of Participation/Lease — 0.2%
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 01/01/25	5,665
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	711

		6,376

	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,207
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	9,073
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,678
10,000	Series D, Rev., 5.000%, 03/15/17	11,237
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	2,006
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,768

		32,969

	General Obligation — 0.4%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	117
1,555	Chester Union Free School District, Orange County, New York School District, GO, AGM, 5.000%, 04/15/27	1,667

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
15	City of New York, Unrefunded Balance, Series J, GO, 5.000%, 06/01/21	16
420	Farmingdale Union Free School District, GO, 4.000%, 07/15/14	430
5,000	New York City, Series E, GO, 5.000%, 08/01/23	5,668
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,509
3,665	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,702

		15,109

	Housing — 0.1%
3,120	Tobacco Settlement Financing Authority, Asset-Backed, Series B-1C, Rev., 5.500%, 06/01/19	3,147

	Other Revenue — 8.4%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	14,670
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,303
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012,
1,275	Series DD, Rev., 5.000%, 06/15/27	1,401
1,000	Series FF, Rev., 5.000%, 06/15/21	1,183
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,216
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,794
	New York City Transitional Finance Authority, Future Tax Secured,
12,660	Series B, Rev., 5.000%, 11/01/22	14,721
1,230	Series B, Rev., 5.000%, 02/01/24	1,393
16,100	Series B, Rev., 5.000%, 02/01/26	17,859
3,000	Subseries E-1, Rev., 5.000%, 02/01/25	3,385
120	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	120
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,642
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,656
	New York State Dormitory Authority, Personal Income Tax,
5,000	Series A, Rev., 5.000%, 12/15/27	5,540
20,000	Series A, Rev., 5.000%, 12/15/28	21,983
2,000	New York State Dormitory Authority, Personal Income Tax, Unrefunded Balance, Rev., 5.000%, 12/15/21	2,354
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,229
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,094
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	585
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,237
2,000	Series A, Rev., 5.000%, 05/15/28	2,166
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Second Resolution,
4,345	Series B, Rev., 5.000%, 06/15/27	4,819
7,280	Series D, Rev., 5.000%, 06/15/25	8,341
5,325	Series D, Rev., 5.000%, 06/15/27	5,973
10,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municiapl Water Finance Authority Projects, Second Resolution, Series A, Rev., 4.000%, 06/15/28	10,296
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	1,147
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,250	Series A, Rev., 4.000%, 04/01/20	1,385
7,425	Series B, Rev., 5.000%, 04/01/23	8,345
14,050	Series B, Rev., AMBAC, 5.000%, 04/01/21	15,167
11,025	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	12,365

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	New York State Urban Development Corp.,
2,340	Series A, Rev., 5.000%, 03/15/31	2,496
7,820	Series D, Rev., 5.500%, 01/01/19	9,279
17,770	New York State Urban Development Corp., State Facilities, Rev., NATL-RE, 5.500%, 03/15/21	21,446
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,474
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., AMT, 5.000%, 10/01/22	3,393
	Triborough Bridge & Tunnel Authority,
25,730	Series A, Rev., 5.000%, 01/01/26	28,600
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,917
8,860	Series B, Rev., Zero Coupon, 11/15/32	3,523
1,500	Series B, Rev., 4.000%, 11/15/20	1,680
2,000	Series B, Rev., 5.000%, 11/15/22	2,348
2,500	Series B, Rev., 5.000%, 11/15/30	2,689
7,340	Series C, Rev., 5.000%, 11/15/32	7,830

		312,044

	Prerefunded — 0.2%
1,060	City of New York, Series J, Subseries J-1, GO, 5.000%, 06/01/16 (p)	1,180
1,850	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/19 (p)	2,209
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,144

		9,533

	Special Tax — 2.3%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,626
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	5,769
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,061
1,000	Series A, Rev., 5.000%, 04/01/20	1,146
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,699
17,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	20,107
2,050	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/17	2,340
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,165
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,715
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,567
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,005
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,499
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,108
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	6,931

		86,738

	Transportation — 0.4%
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	14,927

	Utility — 0.5%
	Long Island Power Authority, Electric System,
10,000	Series A, Rev., 5.250%, 04/01/21	11,038
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,666

		17,704

	Total New York	498,547

	North Carolina — 3.0%
	General Obligation — 2.2%
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	25,231
15,000	Series B, GO, 5.000%, 06/01/19	17,827
5,000	Series C, GO, 4.000%, 05/01/22	5,572
9,350	Series D, GO, 4.000%, 06/01/21	10,534
6,000	Series D, GO, 4.000%, 06/01/22	6,716
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,430
3,000	Series A, GO, 5.000%, 03/01/21	3,566
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,990

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
3,500	Rev., 5.000%, 06/01/19	4,099

		81,965

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,458

	Other Revenue — 0.5%
4,000	City of Raleigh, Combined Enterprise System, Series A, Rev., 5.000%, 03/01/26	4,602
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,359
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,129
5,000	Series A, Rev., 5.000%, 05/01/24	5,707

		19,797

	Utility — 0.2%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,726

	Total North Carolina	109,946

	Ohio — 1.1%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,133
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,748

		4,881

	General Obligation — 0.5%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16 (p)	8,207
	State of Ohio, Infrastructure Improvement,
8,090	Series D, GO, 5.000%, 03/01/14 (p)	8,191

		16,398

	Housing — 0.0% (g)
665	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	693

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
500	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.250%, 06/01/14 (p)	513

	Other Revenue — 0.5%
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,188
750	Series A, Rev., 5.750%, 07/01/28	791
1,400	Series A, Rev., 5.750%, 07/01/33	1,440
	Hamilton County, Sewer System, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,836
4,210	Series A, Rev., 5.000%, 12/01/21	4,905
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,772
2,000	Series B, Rev., 5.000%, 10/01/24	2,193
2,000	State of Ohio, Turnpike Commission,
	Series A, Rev., 5.000%, 02/15/25	2,180

		18,305

	Prerefunded — 0.0% (g)
760	Painesville City Local School District, School Construction, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	831

	Total Ohio	41,621

	Oklahoma — 0.6%
	Education — 0.3%
7,345	Tulsa County Industrial Authority, Jenks Public School, Rev., 5.500%, 09/01/17	8,521

	Housing — 0.0% (g)
375	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	404

	Other Revenue — 0.3%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,248
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,576

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	Series A, Rev., 5.000%, 01/01/25	5,610

		11,434

	Total Oklahoma	20,359

	Oregon — 0.3%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,842
2,200	Series A, COP, 5.000%, 05/01/25	2,385

		4,227

	General Obligation — 0.1%
2,560	State of Oregon, Tax-Exempt, Series F, GO, 5.000%, 05/01/25	2,963

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,804

	Total Oregon	9,994

	Pennsylvania — 1.4%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,958
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,563
1,065	Rev., AGM, 5.000%, 10/01/25	1,126
1,000	Rev., AGM, 5.000%, 10/01/26	1,049

		9,696

	General Obligation — 0.8%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	606
900	GO, AGM, 4.125%, 12/01/15 (p)	967
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,434
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,076
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,859
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	228
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,546
2,360	GO, AGM, 5.000%, 05/01/22	2,649
1,000	GO, AGM, 5.000%, 05/01/24	1,103
2,430	State of Pennsylvania, Second Series, GO, 5.000%, 01/01/16 (p)	2,660
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,284
2,000	GO, AGM, 5.0/00%, 04/01/26	2,182
2,000	GO, AGM, 5.375%, 04/01/27	2,212
500	GO, AGM, 5.500%, 04/01/24	568

		28,374

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,591
5,000	Series B, Rev., 5.000%, 06/15/18	5,129
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.955%, 12/01/24	4,457

		15,177

	Other Revenue — 0.0% (g)
625	Allegheny County, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	654

	Total Pennsylvania	53,901

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR , 6.000%, 08/01/26 (p)	12,394

	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Clean Water Finance Agency Water Pollution Control, Revolving Fund, Pooled Loan,
1,195	Series A, Rev., 4.000%, 10/01/22	1,311
1,750	Series A, Rev., 5.000%, 10/01/23	2,044

	Total Rhode Island	3,355

	South Carolina — 1.8%
	Education — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
11,000	Rev., 5.000%, 12/01/14 (p)	11,530

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,425

		15,955

	General Obligation — 0.9%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,609
6,000	Richland County School District No. 2, Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/16 (p)	6,627
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,885
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,135
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,571

		32,827

	Other Revenue — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,128
1,505	Rev., 5.000%, 12/01/23	1,689
865	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	936

		3,753

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,112

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	5,047

	Total South Carolina	67,694

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
512	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	545

	Tennessee — 0.6%
	General Obligation — 0.5%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,473
4,000	Series D, GO, 5.000%, 07/01/23	4,578
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,687

		17,738

	Utility — 0.1%
1,450	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	1,629
1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.000%, 02/01/17	1,086

		2,715

	Total Tennessee	20,453

	Texas — 8.3%
	Education — 0.8%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,706
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,781
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,536
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,383
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,003
2,000	Series A, Rev., 5.250%, 08/15/20	2,311

		29,720

	General Obligation — 2.8%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,109
8,120	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,665
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,092
	City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/21	1,131
755	GO, AGM, 4.375%, 02/15/22	802
1,175	GO, AGM, 4.500%, 02/15/24	1,231
1,055	GO, AGM, 4.700%, 02/15/26	1,119
	City of Denton,
1,535	Series A, GO, 5.000%, 02/15/18	1,775
3,245	Series A, GO, 5.000%, 02/15/19	3,789
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,884
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,311
	El Paso County,
3,815	GO, 5.000%, 02/15/25	4,238

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
2,950	GO, 5.000%, 02/15/26	3,184
1,975	GO, NATL-RE, 5.000%, 08/15/25	2,118
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,255
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,602
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,756
5,000	Series B, GO, 5.500%, 10/01/17	5,891
5,140	Houston Community College System, GO, 5.000%, 02/15/25	5,769
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16 (p)	2,090
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,171
3,000	GO, 5.000%, 08/15/20	3,500
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,887
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,754
7,850	North East Independent School District, Capital Appreciation, School Building, Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,785
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,111
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,419
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,619
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,647
3,475	Series A, GO, 5.000%, 10/01/18	4,111
2,000	Series A, GO, 5.000%, 10/01/20	2,358

		105,173

	Hospital — 0.5%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
12,345	Series B, Rev., 7.200%, 12/01/14 (p)	13,200
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,962
2,690	Series A, Rev., 5.000%, 02/15/18	3,009

		20,171

	Other Revenue — 2.1%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,534
2,695	Rev., 5.000%, 11/15/21	3,175
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,590
5,115	Rev., 5.000%, 12/15/25	5,622
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,051
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,030
5,000	Series F, Rev., 5.000%, 11/01/24	5,554
1,765	El Paso County, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,038
10,000	Grand Parkway Transportation Corp., Grand Parkway System Toll, Subordinate Tier Toll, Series B, Rev., 5.250%, 10/01/51	10,106
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.000%, 05/15/28	4,015
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,911
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,081
3,000	Series A, Rev., 5.500%, 09/01/41	3,219
3,000	Series A, Rev., 6.000%, 09/01/41	3,325
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19 (w)	625
750	Rev., 5.000%, 09/01/20 (w)	843
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	15,851

		76,570

	Prerefunded — 0.6%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,873

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,175
7,545	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	7,865
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,142

		22,055

	Special Tax — 0.3%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,226

	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,392
5,000	Rev., 5.000%, 12/01/21	5,750
6,825	Series A, Rev., 5.000%, 12/01/17	7,938
8,950	Series A, Rev., 5.000%, 12/01/18	10,552
5,000	Series A, Rev., 5.000%, 12/01/21	5,719
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,094

		32,445

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,231

	Water & Sewer — 0.3%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,154
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,153
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,273
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,596

		11,176

	Total Texas	309,767

	Utah — 0.8%
	General Obligation — 0.1%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,177
3,950	Series C, GO, 5.000%, 04/01/20	4,657

		5,834

	Other Revenue — 0.4%
1,000	Central Utah Water Conservancy District, Series B, Rev., 5.000%, 10/01/20	1,183
	Metropolitan Water District of Salt Lake & Sandy,
6,650	Series A, Rev., 5.000%, 07/01/24	7,618
2,000	Series A, Rev., 5.000%, 07/01/29	2,188
	Salt Lake County, Transportation Tax,
1,000	Series A, Rev., 5.000%, 08/15/17	1,153
1,000	Series A, Rev., 5.000%, 08/15/18	1,173

		13,315

	Prerefunded — 0.0% (g)
815	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	836

	Water & Sewer — 0.3%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,192

	Total Utah	30,177

	Virginia — 2.1%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	5
500	Series A, Rev., 5.000%, 09/01/16	561
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,743

		6,309

	General Obligation — 0.4%
3,575	Chesterfield County EDA, Public Improvement, Series A, GO, 5.000%, 01/01/18	4,161
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,162
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,706

		17,029

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,189

	Other Revenue — 0.8%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,274

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,955	Hampton Roads Sanitation District, Wastewater, Series A, Rev., 5.000%, 01/01/21	2,321
	Virginia Public Building Authority, Public Facilities,
5,000	Series B, Rev., 5.000%, 08/01/20	5,928
7,700	Series B, Rev., 5.000%, 08/01/21	9,103
1,825	Virginia Public School Authority, School Financing, 1997 Resolution, Series D, Rev., 5.000%, 08/01/22	2,159
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,115

		28,900

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,621
1,495	Series A, Rev., 5.000%, 05/15/18	1,646
1,835	Series A, Rev., 5.000%, 05/15/19	2,020
1,520	Series A, Rev., 5.000%, 05/15/20	1,673
2,015	Series A, Rev., 5.000%, 05/15/21	2,218
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,436
1,260	Series B, Rev., 5.000%, 05/15/19	1,387

		12,001

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,597
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,168

		12,765

	Total Virginia	79,193

	Washington — 2.4%
	General Obligation — 1.3%
1,050	City of Seattle, GO, 5.000%, 09/01/21	1,244
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 06/01/16 (p)	3,895
4,500	State of Washington, Series B & AT-7, GO, 6.400%, 06/01/17	4,993
	State of Washington, Various Purpose,
7,010	GO, 5.000%, 01/01/22	8,137
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,952
5,015	Series C, GO, 5.000%, 02/01/30	5,498
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,413
4,750	Series R-2012C, GO, 5.000%, 07/01/25	5,414

		48,546

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,734

	Other Revenue — 1.0%
	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
1,020	Series P-1, Rev., 5.000%, 02/01/18	1,185
2,000	Series P-1, Rev., 5.000%, 02/01/19	2,346
1,500	Series P-1, Rev., 5.000%, 02/01/20	1,767
1,290	Central Puget Sound, Regional Transportation Authority, Sales Tax, Series S-1, Rev., 5.000%, 11/01/18	1,521
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	16,474
5,000	City of Seattle, Municipal Light & Power, Series B, Rev., 5.000%, 02/01/24	5,617
	King County, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,151
1,150	Series A, Rev., 5.000%, 01/01/23	1,352
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,152
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,864

		37,429

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,461

	Total Washington	91,170

	West Virginia — 0.9%
	Education — 0.2%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14 (p)	1,067
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	976
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	949

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	919
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14 (p)	1,040
150	Series C, Rev., NATL-RE, FGIC, 4.750%, 10/01/14 (p)	156

		5,107

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,159
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,068

		3,227

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,252
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,257

		4,509

	Prerefunded — 0.4%
3,260	Kanawha Mercer Nicholas Counties, Single Family Mortgage, Series A, Rev., Zero Coupon, 02/01/14 (p)	2,928
12,400	Kanawha Putnam County, City of Huntington-Charleston, Single Family Mortgage, Compound Interest-1984, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,115
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	989

		16,032

	Transportation — 0.0% (g)
500	West Virginia Commissioner of Highways, Surface Transportation Improvements, Series A, Rev., AGM, 5.000%, 09/01/14	518

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,217
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,536

		2,753

	Total West Virginia	32,146

	Wisconsin — 2.1%
	General Obligation — 1.9%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	26,053
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,355
5,000	Series 2, GO, 5.000%, 05/01/23	5,835
16,050	Series A, GO, 5.000%, 05/01/23	18,674
13,190	Series A, GO, 5.250%, 05/01/25	15,237

		71,154

	Hospital — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement,
1,250	Series C, Rev., 5.700%, 05/01/14 (i)	1,263
6,250	Series D, Rev., 5.950%, 05/01/19 (i)	6,739

		8,002

	Total Wisconsin	79,156

	Total Municipal Bonds (Cost $3,457,741)	3,645,729

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
50,776	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $50,776)	50,776

	Total Investments — 99.1% (Cost $3,508,517)	3,696,505
	Other Assets in Excess of Liabilities — 0.9%	33,027

	NET ASSETS — 100.0%	$3,729,532

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,538
Aggregate gross unrealized depreciation	(29,550)

Net unrealized appreciation/depreciation	$187,988

Federal income tax cost of investments	$3,508,517

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,316	$—	$11,316
General Obligation	—	4,306	—	4,306

Total Alabama	—	15,622	—	15,622

Alaska
Certificate of Participation/Lease	—	14,369	—	14,369
Other Revenue	—	9,413	—	9,413
Utility	—	3,403	—	3,403

Total Alaska	—	27,185	—	27,185

Arizona
Certificate of Participation/Lease	—	26,140	—	26,140
General Obligation	—	1,063	—	1,063
Hospital	—	19,648	—	19,648
Other Revenue	—	2,445	—	2,445
Prerefunded	—	11,025	—	11,025
Transportation	—	5,537	—	5,537
Utility	—	2,815	—	2,815
Water & Sewer	—	1,138	—	1,138

Total Arizona	—	69,811	—	69,811

Arkansas
Other Revenue	—	1,121	—	1,121
California
Certificate of Participation/Lease	—	31,302	—	31,302
Education	—	35,667	—	35,667
General Obligation	—	259,704	—	259,704
Hospital	—	5,096	—	5,096
Other Revenue	—	130,895	—	130,895
Prerefunded	—	10,216	—	10,216
Transportation	—	2,215	—	2,215
Utility	—	13,244	—	13,244
Water & Sewer	—	31,729	—	31,729

Total California	—	520,068	—	520,068

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$5,712	$—	$5,712
Education	—	3,190	—	3,190
General Obligation	—	71,853	—	71,853
Hospital	—	611	—	611
Other Revenue	—	4,760	—	4,760
Prerefunded	—	72,667	—	72,667

Total Colorado	—	158,793	—	158,793

Connecticut
General Obligation	—	15,055	—	15,055
Housing	—	4,255	—	4,255
Other Revenue	—	8,466	—	8,466

Total Connecticut	—	27,776	—	27,776

Delaware
General Obligation	—	15,160	—	15,160
District of Columbia
Other Revenue	—	7,271	—	7,271
Florida
Certificate of Participation/Lease	—	4,198	—	4,198
Education	—	10,377	—	10,377
General Obligation	—	50,333	—	50,333
Housing	—	7,982	—	7,982
Other Revenue	—	16,316	—	16,316
Special Tax	—	4,106	—	4,106
Transportation	—	6,890	—	6,890
Water & Sewer	—	9,246	—	9,246

Total Florida	—	109,448	—	109,448

Georgia
General Obligation	—	41,742	—	41,742
Other Revenue	—	38,263	—	38,263
Special Tax	—	10,320	—	10,320
Utility	—	1,648	—	1,648
Water & Sewer	—	36,353	—	36,353

Total Georgia	—	128,326	—	128,326

Hawaii
General Obligation	—	28,689	—	28,689
Transportation	—	15,995	—	15,995

Total Hawaii	—	44,684	—	44,684

Idaho
Hospital	—	14,014	—	14,014
Illinois
Education	—	8,463	—	8,463
General Obligation	—	43,518	—	43,518
Hospital	—	2,600	—	2,600
Other Revenue	—	7,592	—	7,592
Prerefunded	—	14,020	—	14,020
Transportation	—	32,019	—	32,019

Total Illinois	—	108,212	—	108,212

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indiana
Certificate of Participation/Lease	$—	$5,963	$—	$5,963
Other Revenue	—	64,904	—	64,904
Transportation	—	3,318	—	3,318

Total Indiana	—	74,185	—	74,185

Iowa
General Obligation	—	9,591	—	9,591
Housing	—	867	—	867
Other Revenue	—	20,286	—	20,286

Total Iowa	—	30,744	—	30,744

Kansas
General Obligation	—	10,995	—	10,995
Other Revenue	—	44,215	—	44,215
Prerefunded	—	57,287	—	57,287

Total Kansas	—	112,497	—	112,497

Kentucky
Certificate of Participation/Lease	—	10,708	—	10,708
Education	—	4,082	—	4,082
Hospital	—	1,139	—	1,139
Other Revenue	—	10,704	—	10,704
Prerefunded	—	539	—	539
Transportation	—	2,122	—	2,122
Utility	—	3,195	—	3,195
Water & Sewer	—	7,781	—	7,781

Total Kentucky	—	40,270	—	40,270

Louisiana
General Obligation	—	3,936	1,501	5,437
Hospital	—	1,063	—	1,063
Housing	—	1,643	—	1,643
Other Revenue	—	18,612	—	18,612
Prerefunded	—	37,365	—	37,365
Special Tax	—	28,856	—	28,856
Transportation	—	2,342	—	2,342

Total Louisiana	—	93,817	1,501	95,318

Maryland
Certificate of Participation/Lease	—	—	2,269	2,269
Education	—	5,648	—	5,648
General Obligation	—	42,156	—	42,156
Other Revenue	—	2,539	—	2,539
Transportation	—	11,310	—	11,310

Total Maryland	—	61,653	2,269	63,922

Massachusetts
Certificate of Participation/Lease	—	18,148	—	18,148
Education	—	9,205	—	9,205
General Obligation	—	35,442	—	35,442
Other Revenue	—	19,707	—	19,707
Prerefunded	—	18,856	—	18,856

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Special Tax	$—	$4,817	$—	$4,817
Water & Sewer	—	7,947	—	7,947

Total Massachusetts	—	114,122	—	114,122

Michigan
Education	—	4,506	—	4,506
General Obligation	—	17,586	—	17,586
Other Revenue	—	10,164	—	10,164
Utility	—	1,632	—	1,632
Water & Sewer	—	20,759	—	20,759

Total Michigan	—	54,647	—	54,647

Minnesota
General Obligation	—	34,650	—	34,650
Prerefunded	—	8,682	—	8,682
Utility	—	1,038	—	1,038

Total Minnesota	—	44,370	—	44,370

Mississippi
Prerefunded	—	41,677	—	41,677
Missouri
General Obligation	—	11,953	—	11,953
Housing	—	1,206	—	1,206
Other Revenue	—	44,815	—	44,815
Prerefunded	—	4,848	—	4,848
Transportation	—	17,068	—	17,068
Water & Sewer	—	9,485	—	9,485

Total Missouri	—	89,375	—	89,375

Montana
Transportation	—	3,529	—	3,529
Nebraska
Other Revenue	—	9,508	—	9,508
Utility	—	2,722	—	2,722

Total Nebraska	—	12,230	—	12,230

New Jersey
Certificate of Participation/Lease	—	16,477	—	16,477
Education	—	18,465	—	18,465
Industrial Development
Revenue/Pollution Control
Revenue	—	4,114	—	4,114
Other Revenue	—	43,804	—	43,804
Prerefunded	—	18,043	—	18,043
Transportation	—	12,953	—	12,953
Water & Sewer	—	7,099	—	7,099

Total New Jersey	—	120,955	—	120,955

New Mexico
Education	—	12,329	—	12,329
Housing	—	4,726	—	4,726
Industrial Development
Revenue/Pollution Control
Revenue	—	1,198	—	1,198
Other Revenue	—	21,726	—	21,726

Total New Mexico	—	39,979	—	39,979

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Certificate of Participation/Lease	$—	$6,376	$—	$6,376
Education	—	32,969	—	32,969
General Obligation	—	15,109	—	15,109
Housing	—	3,147	—	3,147
Other Revenue	—	312,044	—	312,044
Prerefunded	—	9,533	—	9,533
Special Tax	—	86,738	—	86,738
Transportation	—	14,927	—	14,927
Utility	—	17,704	—	17,704

Total New York	—	498,547	—	498,547

North Carolina
General Obligation	—	81,965	—	81,965
Hospital	—	2,458	—	2,458
Other Revenue	—	19,797	—	19,797
Utility	—	5,726	—	5,726

Total North Carolina	—	109,946	—	109,946

Ohio
Certificate of Participation/Lease	—	4,881	—	4,881
General Obligation	—	16,398	—	16,398
Housing	—	693	—	693
Industrial Development
Revenue/Pollution Control
Revenue	—	513	—	513
Other Revenue	—	18,305	—	18,305
Prerefunded	—	831	—	831

Total Ohio	—	41,621	—	41,621

Oklahoma
Education	—	8,521	—	8,521
Housing	—	404	—	404
Other Revenue	—	11,434	—	11,434

Total Oklahoma	—	20,359	—	20,359

Oregon
Certificate of Participation/Lease	—	4,227	—	4,227
General Obligation	—	2,963	—	2,963
Water & Sewer	—	2,804	—	2,804

Total Oregon	—	9,994	—	9,994

Pennsylvania
Education	—	9,696	—	9,696
General Obligation	—	28,374	—	28,374
Hospital	—	15,177	—	15,177
Other Revenue	—	654	—	654

Total Pennsylvania	—	53,901	—	53,901

Puerto Rico
Prerefunded	—	12,394	—	12,394
Rhode Island
Other Revenue	—	3,355	—	3,355
South Carolina
Education	—	15,955	—	15,955

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$32,827	$—	$32,827
Other Revenue	—	3,753	—	3,753
Utility	—	10,112	—	10,112
Water & Sewer	—	5,047	—	5,047

Total South Carolina	—	67,694	—	67,694

South Dakota
Prerefunded	—	545	—	545
Tennessee
General Obligation	—	17,738	—	17,738
Utility	—	2,715	—	2,715

Total Tennessee	—	20,453	—	20,453

Texas
Education	—	29,720	—	29,720
General Obligation	—	105,173	—	105,173
Hospital	—	20,171	—	20,171
Other Revenue	—	76,570	—	76,570
Prerefunded	—	22,055	—	22,055
Special Tax	—	11,226	—	11,226
Transportation	—	32,445	—	32,445
Utility	—	1,231	—	1,231
Water & Sewer	—	11,176	—	11,176

Total Texas	—	309,767	—	309,767

Utah
General Obligation	—	5,834	—	5,834
Other Revenue	—	13,315	—	13,315
Prerefunded	—	836	—	836
Water & Sewer	—	10,192	—	10,192

Total Utah	—	30,177	—	30,177

Virginia
Education	—	6,309	—	6,309
General Obligation	—	17,029	—	17,029
Industrial Development
Revenue/Pollution Control
Revenue	—	2,189	—	2,189
Other Revenue	—	28,900	—	28,900
Transportation	—	12,001	—	12,001
Water & Sewer	—	12,765	—	12,765

Total Virginia	—	79,193	—	79,193

Washington
General Obligation	—	48,546	—	48,546
Hospital	—	3,734	—	3,734
Other Revenue	—	37,429	—	37,429
Water & Sewer	—	1,461	—	1,461

Total Washington	—	91,170	—	91,170

West Virginia
Education	—	5,107	—	5,107
General Obligation	—	3,227	—	3,227
Other Revenue	—	4,509	—	4,509
Prerefunded	—	16,032	—	16,032
Transportation	—	518	—	518
Water & Sewer	—	2,753	—	2,753

Total West Virginia	—	32,146	—	32,146

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wisconsin
General Obligation	$—	$71,154	$—	$71,154
Hospital	—	—	8,002	8,002

Total Wisconsin	—	71,154	8,002	79,156

Total Municipal Bonds	—	3,633,957	11,772	3,645,729

Short-Term Investment
Investment Company	$50,776	$—	$—	$50,776

Total Investments in Securities	$50,776	$3,633,957	$11,772	$3,696,505

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 75.4%
Asset-Backed Securities — 15.5%
		AmeriCredit Automobile Receivables Trust,
373		Series 2012-1, Class A2, 0.910%, 10/08/15	373
353		Series 2012-2, Class A2, 0.760%, 10/08/15	353
1,168		Series 2012-3, Class A2, 0.710%, 12/08/15	1,168
5,736		Series 2012-4, Class A2, 0.490%, 04/08/16	5,735
6,008		Series 2012-5, Class A2, 0.510%, 01/08/16	6,006
3,708		Series 2013-1, Class A2, 0.490%, 06/08/16	3,706
13,030		Series 2013-2, Class A2, 0.530%, 11/08/16	13,029
5,200		Series 2013-5, Class A2A, 0.650%, 03/08/17	5,200
6,542		BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	6,547
		CarMax Auto Owner Trust,
5,140		Series 2013-1, Class A2, 0.420%, 03/15/16	5,142
15,261		Series 2013-2, Class A2, 0.420%, 06/15/16	15,265
15,000		Series 2013-3, Class A2, 0.590%, 04/15/15	15,021
9,500		Series 2013-4, Class A2, 0.520%, 11/15/16	9,502
3,300		CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	3,300
		CNH Equipment Trust,
1,271		Series 2012-B, Class A2, 0.650%, 10/15/15	1,272
7,500		Series 2013-A, Class A2, 0.440%, 07/15/16	7,500
6,600		Series 2013-B, Class A2, 0.440%, 10/17/16	6,596
14,600		Series 2013-D, Class A2, 0.490%, 03/15/17	14,599
12,940		Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	12,995
13,550		Fifth Third Auto Trust, Series 2013-1, Class A2, 0.590%, 03/15/16	13,569
10,400		First National Master Note Trust, Series 2013-2, Class A, VAR, 0.700%, 10/15/19	10,400
		Ford Credit Auto Lease Trust,
15,208		Series 2013-A, Class A2, 0.460%, 05/15/15	15,202
9,400		Series 2013-B, Class A2A, 0.590%, 01/15/16	9,403
		Ford Credit Auto Owner Trust,
266		Series 2012-C, Class A2, 0.470%, 04/15/15	266
— (h	)	Series 2013-A, Class A2, 0.380%, 11/15/15	— (h	)
16,873		Series 2013-B, Class A2, 0.380%, 02/15/16	16,870
9,600		Series 2013-C, Class A2, 0.550%, 04/15/16	9,606
3,440		Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200%, 02/15/17 (e)	3,590
		Harley-Davidson Motorcycle Trust,
620		Series 2012-1, Class A2, 0.500%, 08/15/15	620
6,981		Series 2013-1, Class A2, 0.450%, 08/15/16	6,982
		Honda Auto Receivables Owner Trust,
418		Series 2012-2, Class A2, 0.560%, 11/17/14	418
4,300		Series 2013-3, Class A2, 0.540%, 01/15/16	4,306
18,650		Series 2013-4, Class A2, 0.450%, 04/18/16	18,655
		Huntington Auto Trust,
3,075		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	3,084
— (h	)	Series 2012-2, Class A2, 0.380%, 09/15/15	— (h	)
18,675		Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.510%, 09/15/15 (e)	18,681
		Hyundai Auto Receivables Trust,
— (h	)	Series 2013-A, Class A2, 0.400%, 12/15/15	– (h	)
20,150		Series 2013-B, Class A2, 0.530%, 03/15/16	20,167
		John Deere Owner Trust,
6,450		Class A2, 0.550%, 01/15/16	6,454
1,914		Series 2012-B, Class A2, 0.430%, 02/17/15	1,915

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
Asset-Backed Securities — Continued
		Mercedes-Benz Auto Lease Trust,
8,400		Series 2013-A, Class A2, 0.490%, 06/15/15	8,403
10,400		Series 2013-B, Class A2, 0.530%, 09/15/15	10,400
6,000		Series 2013-B, Class A3, 0.620%, 07/15/16	5,999
9,500		Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2, 0.500%, 03/15/16	9,506
		Nissan Auto Lease Trust,
5,120		Series 2012-B, Class A2A, 0.450%, 06/15/15	5,119
10,350		Series 2013-B, Class A2A, 0.570%, 01/15/16	10,353
11,750		Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.520%, 04/15/16	11,760
		Porsche Innovative Lease Owner Trust,
839		Series 2012-1, Class A2, 0.440%, 02/23/15 (e)	839
10,000		Series 2013-1, Class A2, 0.540%, 01/22/16 (e)	10,002
		Santander Drive Auto Receivables Trust,
— (h	)	Series 2012-4, Class A2, 0.790%, 08/17/15	— (h	)
7,217		Series 2012-5, Class A2, 0.570%, 12/15/15	7,218
1,846		Series 2013-1, Class A2, 0.480%, 02/16/16	1,846
1,202		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	1,202
19,600		Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2, 0.420%, 07/20/16	19,601
16,100		Volvo Financial Equipment LLC, Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	16,090
		World Omni Auto Receivables Trust,
150		Series 2011-A, Class A3, 1.110%, 05/15/15	150
1,218		Series 2012-A, Class A2, 0.520%, 06/15/15	1,218
— (h	)	Series 2012-B, Class A2, 0.430%, 11/16/15	— (h	)
8,550		Series 2013-B, Class A2, 0.480%, 11/15/16	8,552

		Total Asset-Backed Securities (Cost $421,645)	421,755

Certificates of Deposit — 2.2%
11,000		Australia & New Zealand Banking Group Ltd., 0.487%, 01/29/15	11,025
		Bank of Nova Scotia,
17,300		0.449%, 03/03/15	17,302
6,000		0.488%, 10/23/15	5,998
5,000		Credit Suisse, 0.644%, 01/15/15	5,007
2,000		Royal Bank of Canada, 0.600%, 06/21/16	1,999
20,000		Svenska Handelsbanken, 0.536%, 01/16/15	20,044

		Total Certificates of Deposit (Cost $61,356)	61,375

Corporate Bonds — 57.2%
		Consumer Discretionary — 2.5%
		Automobiles — 0.7%
		Daimler Finance North America LLC,
10,623		1.650%, 04/10/15 (e)	10,727
2,000		1.875%, 09/15/14 (e)	2,020
1,000		1.950%, 03/28/14 (e)	1,004
2,405		2.300%, 01/09/15 (e)	2,443
3,100		VAR, 0.843%, 01/09/15 (e)	3,112

			19,306

		Media — 1.5%
4,995		CBS Corp., 8.875%, 06/14/14	5,210
7,700		NBCUniversal Media LLC, 3.650%, 04/30/15	8,036
13,900		Thomson Reuters Corp., (Canada), 5.700%, 10/01/14	14,497
5,217		Viacom, Inc., 4.375%, 09/15/14	5,368
8,575		Walt Disney Co. (The), Series E, 0.875%, 12/01/14	8,622

			41,733

		Multiline Retail — 0.3%
2,999		Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	3,093
3,636		Nordstrom, Inc., 6.750%, 06/01/14	3,749

			6,842

		Total Consumer Discretionary	67,881

		Consumer Staples — 1.5%
		Beverages — 0.8%
		Anheuser-Busch InBev Worldwide, Inc.,
3,405		0.800%, 07/15/15	3,422
2,100		3.625%, 04/15/15	2,190
1,000		4.125%, 01/15/15	1,040
5,000		5.375%, 11/15/14	5,230

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Beverages — Continued
5,750	Foster’s Finance Corp., 4.875%, 10/01/14 (e)	5,945
2,250	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	2,263

		20,090

	Food & Staples Retailing — 0.7%
7,850	Kroger Co. (The), 7.500%, 01/15/14	7,913
11,000	Walgreen Co., VAR, 0.754%, 03/13/14	11,011

		18,924

	Total Consumer Staples	39,014

	Energy — 3.0%
	Energy Equipment & Services — 0.2%
5,732	Cameron International Corp., 1.600%, 04/30/15	5,771

	Oil, Gas & Consumable Fuels — 2.8%
	BP Capital Markets plc, (United Kingdom),
3,000	3.125%, 10/01/15	3,140
5,000	VAR, 0.568%, 11/06/15	5,007
6,550	VAR, 0.658%, 11/07/16	6,563
13,000	Canadian Natural Resources Ltd., (Canada), 1.450%, 11/14/14	13,109
17,190	EnCana Holdings Finance Corp., (Canada), 5.800%, 05/01/14	17,552
8,839	Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	9,218
500	EOG Resources Canada, Inc., (Canada), 4.750%, 03/15/14 (e)	506
7,745	PC Financial Partnership, 5.000%, 11/15/14	8,059
3,200	Total Capital Canada Ltd., (Canada), VAR, 0.624%, 01/15/16	3,218
9,330	TransCanada PipeLines Ltd., (Canada), 4.875%, 01/15/15	9,778

		76,150

	Total Energy	81,921

	Financials — 39.6%
	Capital Markets — 4.6%
	Bank of New York Mellon Corp. (The),
6,550	0.700%, 03/04/16	6,539
5,700	1.200%, 02/20/15	5,748
1,250	1.700%, 11/24/14	1,267
6,500	3.100%, 01/15/15	6,692
8,075	VAR, 0.469%, 10/23/15	8,080
4,150	VAR, 0.489%, 03/04/16	4,144
6,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	6,290
8,025	Deutsche Bank AG, (Germany), 3.450%, 03/30/15	8,326
	Goldman Sachs Group, Inc. (The),
4,700	5.000%, 10/01/14	4,868
9,722	5.125%, 01/15/15	10,185
6,947	6.000%, 05/01/14	7,102
4,088	VAR, 1.238%, 02/07/14	4,094
	ING Bank N.V., (Netherlands),
13,460	2.375%, 06/09/14 (e)	13,597
19,000	VAR, 1.658%, 06/09/14 (e)	19,128
19,050	UBS AG, (Switzerland), 3.875%, 01/15/15	19,748

		125,808

	Commercial Banks — 18.8%
6,530	ABN AMRO Bank N.V., (Netherlands), 3.000%, 01/31/14 (e) (m)	6,555
	Australia & New Zealand Banking Group Ltd., (Australia),
13,400	3.700%, 01/13/15 (e)	13,878
7,500	VAR, 1.404%, 03/16/15 (e)	7,603
	Bank of Montreal, (Canada),
9,850	VAR, 0.498%, 09/24/15	9,859
14,800	VAR, 0.726%, 09/11/15	14,853
9,250	VAR, 0.764%, 07/15/16	9,303
	Bank of Nova Scotia, (Canada),
6,355	0.750%, 10/09/15	6,375
1,500	1.850%, 01/12/15	1,524
3,800	2.900%, 03/29/16	3,978
10,950	3.400%, 01/22/15	11,325
5,334	VAR, 0.764%, 07/15/16	5,362
	Barclays Bank plc, (United Kingdom),
4,650	2.750%, 02/23/15	4,766
3,850	3.900%, 04/07/15	4,018
9,900	5.200%, 07/10/14	10,182
	BB&T Corp.,
11,870	5.700%, 04/30/14	12,124
6,575	VAR, 0.938%, 04/28/14	6,588
13,500	Branch Banking & Trust Co., VAR, 0.568%, 10/28/15	13,508
	Canadian Imperial Bank of Commerce, (Canada),
4,196	0.900%, 10/01/15	4,223
3,962	2.350%, 12/11/15	4,089
9,000	VAR, 0.766%, 07/18/16	9,040

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
	Commonwealth Bank of Australia, (Australia),
16,400	1.950%, 03/16/15	16,710
10,000	VAR, 0.517%, 01/29/15 (e)	10,022
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
6,950	3.200%, 03/11/15 (e)	7,182
21,827	4.200%, 05/13/14 (e)	22,202
1,600	VAR, 0.594%, 04/14/14	1,602
2,394	Credit Agricole S.A., (France), 2.625%, 01/21/14 (e)	2,400
7,875	Fifth Third Bank, VAR, 0.747%, 11/18/16	7,878
	HSBC Bank plc, (United Kingdom),
5,965	3.500%, 06/28/15 (e)	6,236
14,020	VAR, 1.044%, 01/17/14 (e)	14,034
3,200	HSBC Bank USA N.A., 4.625%, 04/01/14	3,243
750	KeyBank N.A., VAR, 0.727%, 11/25/16	751
	National Australia Bank Ltd., (Australia),
10,540	0.900%, 01/20/16	10,568
1,000	3.750%, 03/02/15 (e)	1,041
13,000	VAR, 1.368%, 08/07/15	13,217
12,035	National Bank of Canada, (Canada), 1.500%, 06/26/15	12,205
1,963	National City Corp., 4.900%, 01/15/15	2,054
	Nordea Bank AB, (Sweden),
12,370	2.250%, 03/20/15 (e)	12,638
2,310	3.700%, 11/13/14 (e)	2,382
2,000	Series REGS, 3.700%, 11/13/14	2,062
	PNC Funding Corp.,
1,730	3.000%, 05/19/14	1,751
16,716	3.625%, 02/08/15	17,305
5,000	5.400%, 06/10/14	5,130
	Royal Bank of Canada, (Canada),
6,200	0.800%, 10/30/15	6,208
16,000	VAR, 0.473%, 01/06/15	16,030
5,400	VAR, 0.628%, 03/08/16	5,410
5,600	VAR, 0.714%, 09/09/16	5,622
	Standard Chartered plc, (United Kingdom),
9,793	3.850%, 04/27/15 (e)	10,194
7,319	5.500%, 11/18/14 (e)	7,643
7,085	VAR, 1.189%, 05/12/14 (e)	7,110
4,000	Sumitomo Mitsui Banking Corp., (Japan), 1.900%, 07/22/14 (e)	4,033
2,000	Svenska Handelsbanken AB, (Sweden), 4.875%, 06/10/14 (e)	2,047
	Toronto-Dominion Bank (The), (Canada),
32,500	VAR, 0.418%, 05/01/15	32,493
23,200	VAR, 0.716%, 09/09/16	23,238
550	U.S. Bancorp, 3.150%, 03/04/15	569
750	U.S. Bank N.A., 6.300%, 02/04/14	758
3,500	Wachovia Bank N.A., VAR, 0.622%, 11/03/14	3,507
	Wells Fargo & Co.,
19,448	1.250%, 02/13/15	19,617
3,500	3.750%, 10/01/14	3,596
5,000	VAR, 0.438%, 10/28/15	4,999
9,000	VAR, 0.772%, 07/20/16	9,031
8,290	VAR, 1.170%, 06/26/15	8,378
11,100	Westpac Banking Corp., (Australia), VAR, 0.487%, 01/29/15 (e)	11,125

		513,374

	Consumer Finance — 6.4%
11,425	American Express Co., 7.250%, 05/20/14 (m)	11,782
	American Express Credit Corp.,
9,148	5.125%, 08/25/14	9,466
3,000	VAR, 1.356%, 06/12/15	3,035
	American Honda Finance Corp.,
5,730	1.000%, 08/11/15 (e)	5,765
4,100	1.450%, 02/27/15 (e)	4,147
5,200	2.500%, 09/21/15 (e)	5,368
1,000	3.500%, 03/16/15 (e)	1,036
950	VAR, 0.462%, 11/03/14 (e)	952
2,560	VAR, 0.612%, 05/26/16 (e)	2,563
12,560	VAR, 0.744%, 10/07/16	12,595
	Caterpillar Financial Services Corp.,
20,200	VAR, 0.357%, 11/25/15	20,188
10,155	VAR, 0.388%, 08/28/15	10,151
	John Deere Capital Corp.,
14,000	VAR, 0.370%, 06/15/15	14,005
3,700	VAR, 0.780%, 09/22/14	3,713
11,500	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	11,986
4,000	PACCAR Financial Corp., 1.550%, 09/29/14	4,040
	Toyota Motor Credit Corp.,
13,500	VAR, 0.344%, 01/15/15	13,502
6,600	VAR, 0.402%, 09/18/15	6,604
3,945	VAR, 0.406%, 03/10/15	3,950
2,205	VAR, 0.409%, 01/23/15	2,208

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — Continued
8,200	VAR, 0.528%, 05/17/16	8,218
	Volkswagen International Finance N.V., (Netherlands),
6,450	1.625%, 03/22/15 (e)	6,534
11,050	VAR, 0.567%, 11/18/15 (e)	11,058
500	VAR, 0.858%, 04/01/14 (e)	501

		173,367

	Diversified Financial Services — 3.8%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,032
29,750	VAR, 0.517%, 10/29/15 (e)	29,739
	General Electric Capital Corp.,
4,879	1.625%, 07/02/15	4,955
11,000	2.150%, 01/09/15	11,211
5,300	5.000%, 01/08/16	5,740
500	VAR, 0.433%, 10/06/15	498
3,270	VAR, 0.439%, 05/11/16	3,254
5,145	VAR, 0.843%, 01/08/16	5,174
8,600	VAR, 0.894%, 07/12/16	8,656
20,000	Shell International Finance B.V., (Netherlands), VAR, 0.451%, 11/15/16	20,000
	Svensk Exportkredit AB, (Sweden),
10,600	0.625%, 09/04/15	10,648
2,000	VAR, 0.293%, 01/05/15	2,000

		102,907

	Insurance — 4.4%
1,727	American International Group, Inc., 4.250%, 09/15/14	1,776
2,000	Berkshire Hathaway, Inc., VAR, 0.941%, 08/15/14	2,010
24,000	Jackson National Life Global Funding, VAR, 0.599%, 09/30/15 (e)	24,074
	MetLife Institutional Funding II,
1,000	1.625%, 04/02/15 (e)	1,013
27,900	VAR, 0.613%, 01/06/15 (e)	27,975
	Metropolitan Life Global Funding I,
2,500	1.700%, 06/29/15 (e)	2,540
7,000	VAR, 0.774%, 07/15/16 (e)	7,040
14,200	New York Life Global Funding, VAR, 0.589%, 05/23/16 (e)	14,260
	Pricoa Global Funding I,
12,049	5.450%, 06/11/14 (e)	12,357
5,500	VAR, 0.508%, 08/19/15 (e)	5,507
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,003
10,000	1.125%, 09/18/15 (e)	10,062
8,300	VAR, 0.412%, 09/19/14 (e)	8,307
2,400	Prudential Financial, Inc., 3.875%, 01/14/15	2,485

		120,409

	Real Estate Investment Trusts (REITs) — 1.6%
	Boston Properties LP,
4,419	5.000%, 06/01/15	4,693
4,200	5.625%, 04/15/15	4,470
4,218	ERP Operating LP, 5.250%, 09/15/14	4,370
	HCP, Inc.,
8,094	2.700%, 02/01/14	8,120
8,234	5.650%, 12/15/13	8,249
	Simon Property Group LP,
3,172	5.100%, 06/15/15	3,387
10,100	6.750%, 05/15/14	10,222

		43,511

	Total Financials	1,079,376

	Health Care — 1.6%
	Biotechnology — 0.8%
7,500	Amgen, Inc., 1.875%, 11/15/14	7,597
12,932	Gilead Sciences, Inc., 2.400%, 12/01/14	13,179

		20,776

	Health Care Equipment & Supplies — 0.1%
3,360	Zimmer Holdings, Inc., 1.400%, 11/30/14	3,384

	Pharmaceuticals — 0.7%
5,800	AbbVie, Inc., 1.200%, 11/06/15	5,854
13,800	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	13,883

		19,737

	Total Health Care	43,897

	Industrials — 0.8%
	Aerospace & Defense — 0.6%
3,200	BAE Systems Holdings, Inc., 4.950%, 06/01/14 (e)	3,268
11,750	Honeywell International, Inc., VAR, 0.289%, 11/17/15	11,754
2,200	United Technologies Corp., VAR, 0.759%, 06/01/15	2,215

		17,237

	Electrical Equipment — 0.1%
2,250	Eaton Corp., 5.950%, 03/20/14	2,287

	Industrial Conglomerates — 0.0% (g)
1,250	Cooper U.S., Inc., 5.450%, 04/01/15	1,327

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Road & Rail — 0.1%
1,616	Ryder System, Inc., 5.850%, 03/01/14	1,637

	Total Industrials	22,488

	Materials — 0.2%
	Metals & Mining — 0.2%
6,055	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	6,261

	Telecommunication Services — 4.2%
	Diversified Telecommunication Services — 3.2%
	AT&T, Inc.,
5,367	0.875%, 02/13/15	5,381
6,410	2.500%, 08/15/15	6,588
9,250	5.100%, 09/15/14	9,580
4,000	BellSouth Corp., 4.117%, 04/26/14 (e)	4,053
2,000	British Telecommunications plc, (United Kingdom), VAR, 1.377%, 12/20/13	2,001
14,115	Deutsche Telekom International Finance B.V., (Netherlands), 4.875%, 07/08/14	14,463
18,840	Orange SA, (France), 4.375%, 07/08/14	19,246
3,195	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	3,361
	Verizon Communications, Inc.,
3,700	0.700%, 11/02/15	3,690
3,980	1.250%, 11/03/14	4,006
15,400	1.950%, 03/28/14	15,470

		87,839

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
12,458	5.500%, 03/01/14 (m)	12,597
9,200	5.750%, 01/15/15	9,688
3,374	Rogers Communications, Inc., (Canada), 5.500%, 03/15/14	3,421
1,300	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	1,324

		27,030

	Total Telecommunication Services	114,869

	Utilities — 3.8%
	Electric Utilities — 2.4%
3,900	Arizona Public Service Co., 5.800%, 06/30/14	4,012
11,225	Duke Energy Corp., 3.950%, 09/15/14	11,520
800	Indiana Michigan Power Co., 5.050%, 11/15/14	835
9,750	MidAmerican Energy Co., 4.650%, 10/01/14	10,091
16,909	NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	16,998
4,886	Niagara Mohawk Power Corp., 3.553%, 10/01/14 (e)	5,005
2,500	Ohio Power Co., Series H, 4.850%, 01/15/14	2,513
11,298	Progress Energy, Inc., 6.050%, 03/15/14	11,473
1,500	Public Service Electric & Gas Co., 5.000%, 08/15/14	1,548
1,990	Westar Energy, Inc., 6.000%, 07/01/14	2,053

		66,048

	Gas Utilities — 0.5%
12,200	Korea Gas Corp., (South Korea), 6.000%, 07/15/14 (e)	12,573

	Independent Power Producers & Energy Traders — 0.5%
12,750	Exelon Generation Co. LLC, 5.350%, 01/15/14	12,819

	Multi-Utilities — 0.4%
10,860	Dominion Resources, Inc., 1.800%, 03/15/14	10,901

	Total Utilities	102,341

	Total Corporate Bonds (Cost $1,556,592)	1,558,048

Foreign Government Security — 0.5%
14,000	Province of Ontario, (Canada), 0.398%, 04/01/15 (Cost $14,012)	14,011

	Total Long-Term Investments (Cost $2,053,605)	2,055,189

Short-Term Investments— 25.3%
	Certificates of Deposit— 5.8%
3,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 03/07/14	3,002
12,000	Barclays Bank plc, 0.570%, 10/29/14	12,011
	BNP Paribas
10,800	0.650%, 06/03/14	10,816
20,000	0.690%, 04/17/14	20,032
12,800	Canadian Imperial Bank of Commerce, 0.379%, 08/11/14	12,817
19,900	China Construction Bank Corp., 0.650%, 04/01/14	19,923
5,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.418%, 07/25/14	5,506

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT(S)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
Cerificates of Deposit — Continued
	Deutsche Bank AG
20,000	0.510%, 09/17/14	20,019
6,000	0.600%, 04/17/14	6,008
5,000	0.630%, 03/14/14	5,006
22,000	Industrial & Commercial Bank of China Ltd., 0.770%, 02/14/14	22,025
20,800	Societe Generale, 0.770%, 01/10/14	20,815

	Total Certificates of Deposit (Cost $157,808)	157,980

	Commercial Paper— 12.3%
20,000	ABN Amro Funding USA LLC, 0.472%, 07/11/14 (e) (m) (n)	19,953
	Bank of China Ltd., (Hong Kong)
8,250	0.602%, 02/28/14 (n)	8,246
10,000	0.622%, 04/30/14 (n)	9,988
21,750	0.662%, 03/26/14 (n)	21,733
10,000	British Telecommunications plc, (United Kingdom), 0.756%, 03/27/14 (e) (n)	9,989
19,000	Credit Agricole North America, Inc., 0.421%, 03/18/14 (n)	18,987
11,000	DIRECTV Holdings LLC, 0.440%, 03/10/14 (e)	10,990
	Electricite de France S.A., (France)
10,300	0.603%, 01/15/14 (e) (n)	10,298
14,200	0.807%, 01/10/14 (e) (n)	14,197
50,000	Gemini Securitization Corp. LLC, 0.100%, 12/02/13 (e) (n)	50,000
3,000	Landesbank Hessen-Thueringen, 0.300%, 03/18/14 (e) (n)	2,998
5,000	Macquarie Bank Ltd., (Australia), 0.381%, 03/26/14 (e) (n)	4,996
11,000	Mondelez International, Inc., 0.501%, 03/03/14 (e) (n)	10,991
12,000	Natixis US Finance Co. LLC, 0.431%, 04/01/14 (n)	11,990
4,950	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.432%, 03/04/14 (e) (n)	4,947
57,635	Societe Generale North America, Inc., 0.090%, 12/02/13 (n)	57,635
37,398	Starbird Funding Corp., 0.080%, 12/02/13 (e) (n)	37,398
10,000	Tesco Treasury Services plc, (United Kingdom), 0.532%, 01/31/14 (e) (n)	9,995
	Vodafone Group plc, (United Kingdom)
14,000	0.654%, 06/25/14 (e) (n)	13,963
3,400	0.806%, 01/02/14 (e) (n)	3,399

	Total Commercial Paper (Cost $332,550)	332,693

	Repurchase Agreements— 5.3%
60,000	Citigroup Global Markets Holdings, Inc., 0.930%, dated 11/29/13, due 09/08/14, repurchase price $60,439, collateralized by Corporate Notes and Bonds, 0.000% — 34.670%, due 05/10/14 — 10/18/52, with a value of $64,458 (i)	60,000
30,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 02/25/14, repurchase price $30,047, collateralized by Corporate Notes and Bonds, 0.031% — 1.568%, due 02/25/43 — 06/10/49, with a value of $31,536 (i)	30,000
55,000	Morgan Stanley & Co., Inc., 1.280%, dated 11/29/13, due 12/12/13, repurchase price $55,025, collateralized by Corporate Notes and Bonds, 0.000% — 12.250%, due 12/20/13 — 03/01/97, with a value of $57,750 (i)	55,000

	Total Repurchase Agreements (Cost $145,000)	145,000

	U.S. Treasury Obligations — 0.0% (g)
65	U.S. Treasury Bills, 0.083%, 05/01/14 (n) (Cost $65)	65
	Weekly Demand Notes— 1.9%
	Alabama — 0.6%
16,000	Tuscaloosa County Industrial Development Authority, Series A, Rev., VRDO, 0.370%, 12/09/13	16,000

	Indiana — 0.4%
10,000	Indiana Development Finance Authority, Series B, Rev., VRDO, 0.290%, 12/09/13	10,000

	Pennsylvania — 0.6%
17,345	Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series B, Rev., VRDO, AGM, 0.480%, 12/09/13	17,345

	Wisconsin — 0.3%
8,200	Wisconsin Housing & Economic Development Authority, Series B, Rev., VRDO, LIQ: BNP Paribas, 0.330%, 12/09/13	8,200

	Total Weekly Demand Notes (Cost $51,545)	51,545

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Investment Company — 0.0% (g)
995	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $995)	995

	Total Short-Term Investments (Cost $687,963)	688,278

	Total Investments — 100.7% (Cost $2,741,568)	2,743,467
	Liabilities in Excess of Other Assets — (0.7)%	(19,714)

	NET ASSETS — 100.0%	$2,723,753

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(169)	2 Year U.S. Treasury Note	03/31/14	$(37,230)	$(11)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	—	Insured by Assured Guaranty Municipal Corp.
LIQ	—	Liquidity Agreement
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,275
Aggregate gross unrealized depreciation	(376)

Net unrealized appreciation/depreciation	$1,899

Federal income tax cost of investments	$2,741,568

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2	Level 3
		Other significant observable inputs	Significant unobservable inputs	Total
Total Investments in Securities (a)	$995	$2,742,472	$—	$2,743,467
Depreciation in Other Financial Instruments
Futures Contracts	$(11)	$—	$—	$(11)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 6.7%
840		ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.916%, 09/25/33	806
2,484		ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.066%, 09/25/33	2,305
64		Aegis Asset-Backed Securities Trust, Series 2005-3, Class A3, VAR, 0.536%, 08/25/35	64
		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,973		Series 2003-12, Class M1, VAR, 1.291%, 01/25/34	1,835
874		Series 2003-13, Class M1, VAR, 1.186%, 01/25/34	793
797		Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.066%, 05/25/34	737
		Asset-Backed Securities Corp. Home Equity Loan Trust,
428		Series 2004-HE7, Class M2, VAR, 1.741%, 10/25/34	394
78		Series 2005-HE6, Class M1, VAR, 0.656%, 07/25/35	79
1,135		Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41	1,141
215		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.546%, 06/25/36	212
2,199		Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.666%, 06/25/34	2,060
1,827		Chase Funding Trust, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33	1,878
1,491		CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.666%, 07/25/34	1,406
		Citigroup Mortgage Loan Trust, Inc.,
—	(h)	Series 2006-WFH2, Class A2A, VAR, 0.316%, 08/25/36	—	(h)
243		Series 2007-WFH2, Class A2, VAR, 0.316%, 03/25/37	242
		Countrywide Asset-Backed Certificates,
688		Series 2002-3, Class M1, VAR, 1.291%, 03/25/32	637
1,162		Series 2003-3, Class 3A, VAR, 0.706%, 11/25/33	1,054
346		Series 2004-1, Class M2, VAR, 0.991%, 03/25/34	333
319		Series 2004-2, Class M1, VAR, 0.916%, 05/25/34	293
2,667		Series 2004-3, Class M1, VAR, 0.916%, 06/25/34	2,491
1,573		Series 2004-5, Class M2, VAR, 1.171%, 07/25/34	1,493
2,326		Series 2004-ECC2, Class M2, VAR, 1.141%, 12/25/34	2,191
4,100		CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,129
631		Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	607
5,000		Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,064
864		First Franklin Mortgage Loan Trust, Series 2005-FF11, Class A2D, VAR, 0.506%, 11/25/35	834
8,560		GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,211
1,094		GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.413%, 06/20/33	1,105
		HLSS Servicer Advance Receivables Backed Notes,
1,860		Series 2013-T6, Class BT6, 1.485%, 09/15/44 (e)	1,861
970		Series 2013-T6, Class CT6, 1.734%, 09/15/44 (e)	970
775		Series 2013-T6, Class DT6, 2.230%, 09/15/44 (e)	775
4,814		LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (i)	4,814
		Morgan Stanley ABS Capital I, Inc. Trust,
3,774		Series 2004-HE3, Class M1, VAR, 1.021%, 03/25/34	3,484
963		Series 2004-HE7, Class M2, VAR, 1.111%, 08/25/34	914
174		Series 2004-HE7, Class M3, VAR, 1.186%, 08/25/34	162
1,725		Series 2004-HE8, Class M2, VAR, 1.186%, 09/25/34	1,626
358		Series 2004-NC7, Class M3, VAR, 1.141%, 07/25/34	359
1,410		Series 2004-OP1, Class M2, VAR, 1.081%, 11/25/34	1,344
586		Series 2005-NC1, Class M3, VAR, 0.676%, 01/25/35	448
		New Century Home Equity Loan Trust,
180		Series 2004-2, Class M2, VAR, 1.096%, 08/25/34	170
1,821		Series 2004-4, Class M2, VAR, 0.961%, 02/25/35	1,651

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
415	Series 2005-4, Class A2B, VAR, 0.436%, 09/25/35	414
65	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.141%, 11/25/34	61
3,382	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.021%, 11/25/34	3,278
5,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	4,969
	RAMP Trust,
3,701	Series 2005-EFC4, Class M1, VAR, 0.576%, 09/25/35	3,641
4,775	Series 2005-RS4, Class M1, VAR, 0.596%, 04/25/35	4,674
2,755	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,768
	Renaissance Home Equity Loan Trust,
931	Series 2003-3, Class M1, VAR, 0.896%, 12/25/33	881
3,736	Series 2005-2, Class AV3, VAR, 0.536%, 08/25/35	3,333
925	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	834
368	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.316%, 09/25/36	323
	Structured Asset Investment Loan Trust,
3,434	Series 2004-1, Class M1, VAR, 1.141%, 02/25/34	3,247
7,215	Series 2004-6, Class A3, VAR, 0.966%, 07/25/34	6,750
3,552	Series 2004-7, Class M1, VAR, 1.216%, 08/25/34	3,249
849	Series 2004-8, Class M2, VAR, 1.096%, 09/25/34	746
	Structured Asset Securities Corp. Mortgage Loan Trust,
124	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	127
474	Series 2005-WF2, Class M2, VAR, 0.586%, 05/25/35	412
	Vericrest Opportunity Loan Transferee,
3,600	Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	3,441
6,000	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,848
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.596%, 11/25/35	1,891

	Total Asset-Backed Securities (Cost $107,019)	111,859

Collateralized Mortgage Obligations — 10.0%
	Agency CMO — 2.9%
	Federal Home Loan Mortgage Corp. REMIC,
1,334	Series 2936, Class AS, IF, IO, 5.932%, 02/15/35	192
2,587	Series 3203, Class SH, IF, IO, 6.972%, 08/15/36	448
3,840	Series 4056, Class BI, IO, 3.000%, 05/15/27	499
16,228	Series 4091, Class CI, IO, 3.500%, 06/15/27	2,228
8,684	Series 4097, Class CI, IO, 3.000%, 08/15/27	1,093
2,783	Series 4136, Class IN, IO, 3.000%, 11/15/27	343
6,037	Series 4146, Class AI, IO, 3.000%, 12/15/27	746
25,669	Series 4150, Class SP, IF, IO, 5.982%, 01/15/43	5,622
	Federal National Mortgage Association REMIC,
2,629	Series 2003-130, Class NS, IF, IO, 6.834%, 01/25/34	385
3,194	Series 2005-13, Class SQ, IF, IO, 5.934%, 03/25/35	509
1,853	Series 2005-67, Class SI, IF, IO, 6.534%, 08/25/35	278
521	Series 2005-69, Class AS, IF, IO, 6.534%, 08/25/35	78
1,994	Series 2006-24, Class QS, IF, IO, 7.034%, 04/25/36	327
1,566	Series 2010-68, Class SJ, IF, IO, 6.384%, 07/25/40	257
3,750	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	289
5,581	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	810
16,015	Series 2012-38, Class AS, IF, IO, 6.284%, 04/25/42	3,786
14,623	Series 2012-79, Class SG, IF, IO, 5.884%, 07/25/42	2,736
11,353	Series 2012-93, Class ES, IF, IO, 6.584%, 02/25/41	2,433

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19,468	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	2,818
2,855	Series 2012-99, Class ES, IF, IO, 6.534%, 02/25/41	599
10,011	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	1,557
18,527	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	2,364
5,690	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	742
12,728	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,669
8,222	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	1,013
9,532	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	1,237
8,119	Series 2013-2, Class CS, IF, IO, 5.984%, 02/25/43	1,696
19,836	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	2,686
5,054	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	641
6,183	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	915
7,268	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	930
5,092	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	671
12,235	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,576
27,026	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	3,887

		48,060

	Non-Agency CMO — 7.1%
	Alternative Loan Trust,
516	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	521
752	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	726
1,395	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,342
59	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	52
186	Series 2007-25, Class 2A1, 6.000%, 11/25/22	182
3,465	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.356%, 12/25/46	2,288
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Class B, Reg. S., VAR, 1.187%, 10/01/41 (m)	1,526
	Banc of America Alternative Loan Trust,
9,013	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	9,280
1,675	Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,701
603	Series 2006-2, Class 7A1, 6.000%, 03/25/21	626
	Banc of America Mortgage Trust,
1,166	Series 2004-A, Class 2A2, VAR, 2.925%, 02/25/34	1,150
1,482	Series 2005-9, Class 1A6, 5.500%, 10/25/35	1,478
EUR 4,588	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S., VAR, 0.487%, 10/16/38 (m)	5,945
869	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	916
EUR 2,093	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S., VAR, 0.537%, 03/31/48 (m)	2,659
50	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	50
	Credit Suisse First Boston Mortgage Securities Corp.,
2,208	Series 2004-AR5, Class 6A1, VAR, 2.572%, 06/25/34	2,205
4,941	Series 2004-AR8, Class 6A1, VAR, 2.513%, 09/25/34	4,981
900	Series 2005-4, Class 3A17, 5.500%, 06/25/35	908
1,691	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,590
708	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	708
	First Horizon Alternative Mortgage Securities Trust,
828	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	811
1,181	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	1,217
	First Horizon Mortgage Pass-Through Trust,
3,400	Series 2005-5, Class 1A6, 5.500%, 10/25/35	3,284
99	Series 2005-8, Class 2A1, 5.250%, 02/25/21	100

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,349	Series 2006-1, Class 1A2, 6.000%, 05/25/36	2,319
	Granite Master Issuer plc, (United Kingdom),
EUR 1,750	Series 2005-2, Class M2, Reg. S., VAR, 0.723%, 12/20/54 (m)	2,236
EUR 2,250	Series 2007-1, Class 3M1, Reg. S., VAR, 0.663%, 12/20/54 (m)	2,881
	GSR Mortgage Loan Trust,
1,950	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	2,042
3,930	Series 2005-5F, Class 4A8, 5.500%, 06/25/35	4,011
5,066	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.478%, 08/19/45	4,479
2,511	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.426%, 06/25/35	2,210
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S., VAR, 0.429%, 10/30/33 (m)	1,415
	JP Morgan Mortgage Trust,
15	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	15
1,466	Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,372
1,235	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,131
7,015	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	7,249
	Morgan Stanley Mortgage Loan Trust,
1,342	Series 2004-4, Class 2A, VAR, 6.331%, 09/25/34	1,395
351	Series 2004-9, Class 1A, VAR, 5.690%, 11/25/34	341
99	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class A1B, VAR, 0.426%, 07/25/35	99
GBP 1,705	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S., VAR, 0.944%, 05/15/34 (m)	2,582
120	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	93
	Residential Asset Securitization Trust,
5,000	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,263
678	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	613
	RFMSI Trust,
636	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	653
1,689	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	1,707
	Sequoia Mortgage Trust,
1,820	Series 2003-8, Class A1, VAR, 0.808%, 01/20/34	1,772
11,406	Series 2013-7, Class A1, VAR, 2.500%, 06/25/43	10,519
2,396	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.603%, 03/25/46	1,964
3,682	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	3,658
670	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.565%, 12/25/33	554
EUR 2,583	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S., VAR, 0.311%, 06/26/39 (m)	3,204
510	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	494
83	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	80
6,763	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 1A1, VAR, 2.627%, 06/25/35	6,793

		118,390

	Total Collateralized Mortgage Obligations (Cost $162,993)	166,450

Commercial Mortgage-Backed Securities — 8.9%
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,221
7,250	Series 2006-2, Class AJ, VAR, 5.958%, 05/10/45	7,598
8,400	Series 2006-2, Class AM, VAR, 5.958%, 05/10/45	9,299
1,900	Series 2006-4, Class AM, 5.675%, 07/10/46	2,092
7,444	Series 2006-6, Class AM, 5.390%, 10/10/45	8,121
1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,301

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
	Bear Stearns Commercial Mortgage Securities Trust,
6,495	Series 2006-PW13, Class AM, VAR, 5.582%, 09/11/41	7,134
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,095
1,150	Series 2007-PW16, Class AJ, VAR, 5.611%, 03/11/39	1,209
4,000	Series 2007-PW16, Class AJ, VAR, 5.898%, 06/11/40	3,781
2,180	Series 2007-PW16, Class AM, VAR, 5.898%, 06/11/40	2,447
3,600	Series 2007-PW17, Class AJ, VAR, 6.063%, 06/11/50	3,541
	CD Mortgage Trust,
650	Series 2006-CD3, Class AJ, 5.688%, 10/15/48	610
6,600	Series 2007-CD5, Class AJ, VAR, 6.322%, 11/15/44	7,159
2,500	Series 2007-CD5, Class AM, VAR, 6.322%, 11/15/44	2,862
1,000	Citigroup Commercial Mortgage Trust, Series 2013-GCJ11, Class D, VAR, 3.839%, 04/12/46	867
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	764
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,379
7,900	Series 2007-GG10, Class A4, VAR, 5.994%, 08/10/45	8,737
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,536
4,000	Series 2006-CB14, Class AM, VAR, 5.630%, 12/12/44	4,316
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,069
2,710	Series 2006-C7, Class AM, 5.378%, 11/15/38	2,945
5,795	Series 2007-C6, Class AM, VAR, 6.114%, 07/15/40	6,384
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.456%, 11/12/37	3,395
	ML-CFC Commercial Mortgage Trust,
2,575	Series 2006-4, Class AJ, 5.239%, 12/12/49	2,532
5,395	Series 2006-4, Class AM, 5.204%, 12/12/49	5,893
1,400	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, VAR, 4.299%, 05/15/46 (e)	1,187
	Morgan Stanley Capital I Trust,
3,800	Series 2006-HQ8, Class AJ, VAR, 5.678%, 03/12/44	3,890
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,450
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,467
3,850	Series 2007-IQ16, Class AJ, VAR, 6.340%, 12/12/49	3,758
1,629	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	1,639
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,724
3,477	Series 2005-C21, Class F, VAR, 5.414%, 10/15/44 (e)	3,419
3,852	Series 2006-C26, Class AM, VAR, 6.170%, 06/15/45	4,263
5,050	Series 2006-C27, Class AM, VAR, 5.795%, 07/15/45	5,525
3,250	Series 2007-C34, Class AJ, VAR, 6.166%, 05/15/46	3,317
	WFRBS Commercial Mortgage Trust,
840	Series 2011-C5, Class D, VAR, 5.824%, 11/15/44 (e)	887
1,500	Series 2013-C12, Class AS, 3.560%, 03/15/48	1,467

	Total Commercial Mortgage-Backed Securities (Cost $148,775)	147,280

Convertible Bonds — 4.5%
	Consumer Discretionary — 1.4%
	Auto Components — 0.4%
2,456	TRW Automotive, Inc., 3.500%, 12/01/15	6,498

	Hotels, Restaurants & Leisure — 0.3%
3,580	MGM Resorts International, 4.250%, 04/15/15	4,334

	Household Durables — 0.3%
3,790	Jarden Corp., 1.875%, 09/15/18 (e)	5,000

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.4%
5,280	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	7,234

	Total Consumer Discretionary	23,066

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
2,550	Chesapeake Energy Corp., 2.750%, 11/15/35	2,685

	Financials — 0.2%
	Diversified Financial Services — 0.2%
3,800	Billion Express Investments Ltd., (United Kingdom), Reg. S., 0.750%, 10/18/15	3,975

	Industrials — 0.9%
	Building Products — 0.2%
2,785	Griffon Corp., 4.000%, 01/15/17 (e)	3,237

	Electrical Equipment — 0.3%
4,848	General Cable Corp., SUB, 5.000%, 11/15/29	5,160

	Machinery — 0.4%
2,795	Terex Corp., 4.000%, 06/01/15	6,371

	Total Industrials	14,768

	Information Technology — 1.8%
	Communications Equipment — 0.0% (g)
645	Ixia, 3.000%, 12/15/15	698

	Internet Software & Services — 1.1%
3,500	Blucora, Inc., 4.250%, 04/01/19 (e)	5,185
5,795	Dealertrack Technologies, Inc., 1.500%, 03/15/17	7,316
3,625	Equinix, Inc., 3.000%, 10/15/14	5,188

		17,689

	Semiconductors & Semiconductor Equipment — 0.3%
4,950	Intel Corp., 2.950%, 12/15/35	5,371

	Software — 0.4%
5,720	TIBCO Software, Inc., 2.250%, 05/01/32	5,731

	Total Information Technology	29,489

	Total Convertible Bonds (Cost $68,806)	73,983

Corporate Bonds — 48.7%
	Consumer Discretionary — 7.9%
	Auto Components — 1.5%
3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	3,805
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,575
2,100	7.750%, 11/15/19	2,383
	Goodyear Tire & Rubber Co. (The),
3,746	8.250%, 08/15/20	4,214
2,015	8.750%, 08/15/20	2,353
17	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	18
	Schaeffler Finance B.V., (Netherlands),
2,500	4.750%, 05/15/21 (e)	2,494
EUR 2,200	Reg. S., 7.750%, 02/15/17 (m)	3,423
224	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	233
1,085	UCI International, Inc., 8.625%, 02/15/19	1,096
2,727	Visteon Corp., 6.750%, 04/15/19	2,897

		24,491

	Automobiles — 0.6%
4,360	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,959
3,100	Ford Motor Co., 4.750%, 01/15/43 (m)	2,772
2,210	General Motors Co., 6.250%, 10/02/43 (e) (m)	2,243

		9,974

	Distributors — 0.0% (g)
385	VWR Funding, Inc., 7.250%, 09/15/17	412

	Diversified Consumer Services — 0.2%
2,480	Service Corp. International, 7.000%, 05/15/19	2,654
55	ServiceMaster Co., 7.000%, 08/15/20	52

		2,706

	Hotels, Restaurants & Leisure — 1.5%
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20	2,512
1,830	9.000%, 02/15/20	1,780
1,225	11.250%, 06/01/17	1,246
40	CCM Merger, Inc., 9.125%, 05/01/19 (e)	42
EUR 1,200	Elior Finance & Co. S.C.A, (Luxembourg), Reg. S., 6.500%, 05/01/20 (m)	1,765
90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	92
370	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	396
2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18	2,180
5,210	MGM Resorts International, 8.625%, 02/01/19	6,135
411	MISA Investments Ltd., (Bermuda), PIK, 9.375%, 08/15/18 (e)	426

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Hotels, Restaurants & Leisure — Continued
	182	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	199
	3,540	Sabre, Inc., 8.500%, 05/15/19 (e)	3,916
	400	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	392
	357	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	384
	110	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	118
	375	Station Casinos LLC, 7.500%, 03/01/21	400
	2,050	Vail Resorts, Inc., 6.500%, 05/01/19	2,173
	200	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	216

			24,372

		Household Durables — 0.1%
	150	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	156
	50	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	50
	775	Jarden Corp., 7.500%, 05/01/17	897
		K. Hovnanian Enterprises, Inc.,
	102	6.250%, 01/15/16	107
	225	9.125%, 11/15/20 (e)	243
	115	M/I Homes, Inc., 8.625%, 11/15/18	124
	30	Meritage Homes Corp., 7.150%, 04/15/20 (e)	32
	240	Standard Pacific Corp., 8.375%, 01/15/21	276
	175	WCI Communities, Inc., 6.875%, 08/15/21 (e)	172

			2,057

		Internet & Catalog Retail — 0.0% (g)
		Sitel LLC/Sitel Finance Corp.,
	600	11.000%, 08/01/17 (e)	647
	300	11.500%, 04/01/18	256

			903

		Media — 2.5%
		AMC Entertainment, Inc.,
	1,810	8.750%, 06/01/19	1,937
	1,250	9.750%, 12/01/20	1,428
	400	Cablevision Systems Corp., 8.000%, 04/15/20	446
		Clear Channel Worldwide Holdings, Inc.,
	5,085	6.500%, 11/15/22	5,263
	600	Series B, 7.625%, 03/15/20	633
	35	CSC Holdings LLC, 8.625%, 02/15/19	41
	3,280	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	2,893
		DISH DBS Corp.,
	195	5.000%, 03/15/23	186
	575	5.875%, 07/15/22	582
	2,630	6.750%, 06/01/21	2,834
	150	7.125%, 02/01/16	166
	3,350	7.875%, 09/01/19	3,877
	400	Gray Television, Inc., 7.500%, 10/01/20	421
	500	Hughes Satellite Systems Corp., 6.500%, 06/15/19	536
EUR	1,200	Kabel Deutschland Vertrieb und Service GmbH, (Germany), Reg. S., 6.500%, 06/29/18 (m)	1,727
	305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	329
	300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	333
	199	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	217
	1,245	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,317
	3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	3,293
	100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	101
	450	Regal Cinemas Corp., 8.625%, 07/15/19	484
		Sinclair Television Group, Inc.,
	2,300	5.375%, 04/01/21	2,266
	1,700	8.375%, 10/15/18	1,853
	25	Sirius XM Holdings, Inc., 5.875%, 10/01/20 (e)	26
EUR	1,500	Unitymedia KabelBW GmbH, (Germany), Reg. S., 9.500%, 03/15/21 (m)	2,362
EUR	1,800	UPC Holding B.V., (Netherlands), Reg. S., 6.375%, 09/15/22 (m)	2,479
	3,420	Viacom, Inc., 4.375%, 03/15/43 (m)	2,845
		WMG Acquisition Corp.,
	200	6.000%, 01/15/21 (e)	208
	50	11.500%, 10/01/18	58
EUR	800	Ziggo Bond Co. B.V., (Netherlands), Reg. S., 8.000%, 05/15/18 (m)	1,158

			42,299

		Multiline Retail — 0.3%
		JC Penney Corp., Inc.,
	1,715	5.750%, 02/15/18	1,458
	1,200	7.950%, 04/01/17	1,059

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multiline Retail — Continued
	2,650	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	2,216

			4,733

		Specialty Retail — 1.1%
		Claire’s Stores, Inc.,
	1,500	8.875%, 03/15/19	1,639
	3,295	9.000%, 03/15/19 (e)	3,686
	125	HT Intermediate Holdings Corp., PIK, 0.000%, 05/15/19 (e)	124
	400	J. Crew Group, Inc., 8.125%, 03/01/19	421
	3,332	Party City Holdings, Inc., 8.875%, 08/01/20	3,699
	500	Radio Systems Corp., 8.375%, 11/01/19 (e)	548
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	2,511
	4,655	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,039

			17,667

		Textiles, Apparel & Luxury Goods — 0.1%
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,093

		Total Consumer Discretionary	130,707

		Consumer Staples — 2.7%
		Beverages — 0.2%
	2,000	Constellation Brands, Inc., 3.750%, 05/01/21	1,885
	880	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	933

			2,818

		Food & Staples Retailing — 0.3%
	61	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	63
	3,645	Kroger Co. (The), 5.150%, 08/01/43 (m)	3,525
	375	New Albertsons, Inc., 7.450%, 08/01/29	310
	500	Rite Aid Corp., 8.000%, 08/15/20	560
	175	SUPERVALU, Inc., 8.000%, 05/01/16	195
	225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	247

			4,900

		Food Products — 1.2%
GBP	1,200	Boparan Finance plc, (United Kingdom), Reg. S., 9.875%, 04/30/18 (m)	2,160
	3,275	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	3,578
	2,055	Del Monte Corp., 7.625%, 02/15/19	2,137
EUR	1,973	Foodcorp Pty Ltd., (South Africa), Reg. S., 8.750%, 03/01/18 (m)	2,936
	3,995	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	3,845
		JBS USA LLC/JBS USA Finance, Inc.,
	457	7.250%, 06/01/21 (e)	475
	384	8.250%, 02/01/20 (e)	415
	1,095	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,194
		Post Holdings, Inc.,
	50	6.750%, 12/01/21 (e)	51
	1,725	7.375%, 02/15/22	1,829
	1,086	Sun Merger Sub, Inc., 5.250%, 08/01/18 (e)	1,135
	200	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	205

			19,960

		Household Products — 0.6%
	3,055	Central Garden & Pet Co., 8.250%, 03/01/18	3,085
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	1,160	5.750%, 10/15/20	1,189
	550	7.125%, 04/15/19	589
	225	8.500%, 05/15/18	238
	4,560	9.000%, 04/15/19	4,879
	1,000	9.875%, 08/15/19	1,110

			11,090

		Tobacco — 0.4%
		Altria Group, Inc.,
	3,255	2.850%, 08/09/22 (m)	2,998
	1,805	4.250%, 08/09/42 (m)	1,520
	2,700	Philip Morris International, Inc., 3.875%, 08/21/42 (m)	2,275

			6,793

		Total Consumer Staples	45,561

		Energy — 3.5%
		Energy Equipment & Services — 0.2%
	500	Basic Energy Services, Inc., 7.750%, 02/15/19	521
	500	Ocean Rig UDW, Inc., Reg. S., 9.500%, 04/27/16 (e)	534
		Parker Drilling Co.,
	500	7.500%, 08/01/20 (e)	525
	625	9.125%, 04/01/18	668
	450	Seadrill Ltd., (Bermuda), 6.125%, 09/15/20 (e)	450
	500	SESI LLC, 6.375%, 05/01/19	532

			3,230

		Oil, Gas & Consumable Fuels — 3.3%
	160	Arch Coal, Inc., 8.750%, 08/01/16	164
	3,114	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	3,332

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — Continued
	650	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	715
	2,510	Denbury Resources, Inc., 8.250%, 02/15/20	2,770
	318	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	332
	755	El Paso Pipeline Partners Operating Co. LLC, 4.700%, 11/01/42 (m)	662
		Energy Transfer Partners LP,
	515	6.050%, 06/01/41 (m)	530
	2,890	6.500%, 02/01/42 (m)	3,128
	244	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)	256
		Enterprise Products Operating LLC,
	500	5.200%, 09/01/20 (m)	563
	2,785	5.700%, 02/15/42 (m)	2,921
	2,300	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	2,645
	1,550	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,670
	800	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	862
	800	Halcon Resources Corp., 9.250%, 02/15/22 (e)	820
		Kinder Morgan Energy Partners LP,
	1,900	3.950%, 09/01/22 (m)	1,876
	2,300	5.000%, 03/01/43 (m)	2,139
	3,996	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	4,146
	2,390	Marathon Petroleum Corp., 6.500%, 03/01/41 (m)	2,700
	800	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 04/01/18	848
	100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	107
	1,490	Peabody Energy Corp., 6.250%, 11/15/21	1,524
	3,085	Petrohawk Energy Corp., 7.875%, 06/01/15 (m)	3,162
	2,130	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20 (m)	2,431
	5,635	Plains Exploration & Production Co., 6.500%, 11/15/20	6,168
EUR	2,900	Repsol International Finance B.V., (Netherlands), Reg. S., 4.375%, 02/20/18 (m)	4,335
	2,840	Spectra Energy Partners LP, 5.950%, 09/25/43 (m)	3,020
	500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	497
NOK	1,000	Teekay Corp., Reg. S., VAR, 6.430%, 10/09/15	166

			54,489

		Total Energy	57,719

		Financials — 13.5%
		Capital Markets — 2.0%
	4,266	Credit Suisse, (Switzerland), 5.400%, 01/14/20 (m)	4,728
	6,680	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e) (m)	7,047
	3,535	Morgan Stanley, 3.750%, 02/25/23 (m)	3,443
		UBS AG, (Switzerland),
	5,985	7.625%, 08/17/22 (m)	6,845
	4,245	Reg. S., VAR, 4.750%, 05/22/23 (m)	4,203
EUR	3,550	VAR, 4.280%, 04/15/15 (m)	4,863
GBP	787	VAR, 5.250%, 06/21/21 (m)	1,376

			32,505

		Commercial Banks — 5.5%
EUR	3,300	Banco Santander S.A., (Spain), 4.625%, 01/20/16 (m)	4,804
		Barclays Bank plc, (United Kingdom),
	3,600	7.625%, 11/21/22 (m)	3,785
EUR	3,350	Reg. S., 6.000%, 01/14/21 (m)	5,196
EUR	2,250	BNP Paribas S.A., (France), Reg. S., VAR, 7.781%, 07/02/18 (m)	3,542
EUR	4,000	BNZ International Funding Ltd., (New Zealand), Reg. S., 3.125%, 11/23/17 (m)	5,907
EUR	1,400	BPCE S.A., (France), VAR, 9.000%, 03/17/15 (m)	2,017
EUR	3,050	Cie de Financement Foncier S.A., (France), 4.750%, 06/25/15 (m)	4,424
		CIT Group, Inc.,
	400	5.000%, 05/15/17	427
	430	5.000%, 08/15/22	426
	2,880	5.250%, 03/15/18	3,103
	2,000	5.500%, 02/15/19 (e)	2,155
EUR	4,000	Commonwealth Bank of Australia, (Australia), Reg. S., 2.625%, 01/12/17 (m)	5,767
GBP	1,650	DNB Bank ASA, (Norway), Reg. S., VAR, 6.012%, 03/29/17 (m)	2,821
GBP	8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 12/31/49 (m)	14,206
GBP	1,871	Lloyds TSB Bank plc, (United Kingdom), VAR, 5.750%, 07/09/25 (m)	3,161
	650	Natixis, (France), VAR, 0.494%, 01/15/19 (m)	646
	1,500	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	1,528

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Commercial Banks — Continued
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	2,000	Reg. S., 3.375%, 11/23/16 (m)	2,936
EUR	3,150	Reg. S., 4.000%, 03/15/16 (m)	4,618
EUR	2,700	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 7.092%, 12/21/17 (m)	4,098
EUR	3,650	Societe Generale S.A., (France), VAR, 6.999%, 12/19/17 (m)	5,369
	3,300	Wells Fargo & Co., 5.375%, 11/02/43 (m)	3,258
	1,555	Wells Fargo Bank N.A., VAR, 0.448%, 05/16/16 (m)	1,542
EUR	3,650	Westpac Securities NZ Ltd., (New Zealand), Reg. S., 3.500%, 06/16/16 (m)	5,324

			91,060

		Consumer Finance — 0.4%
		Ally Financial, Inc.,
	2,755	6.250%, 12/01/17	3,082
	200	8.000%, 11/01/31	239
	400	VAR, 2.926%, 07/18/16	409
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18 (e) (m)	1,258
	750	4.250%, 05/15/23 (e) (m)	714
	450	4.750%, 08/15/17 (e)	477

			6,179

		Diversified Financial Services — 1.7%
	810	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	678
	6,135	Bank of America Corp., 3.300%, 01/11/23 (m)	5,805
	2,205	Citigroup, Inc., 6.675%, 09/13/43 (m)	2,466
	450	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	416
	492	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	485
	9,325	General Electric Capital Corp., VAR, 6.375%, 11/15/67 (m)	10,118
	5,220	ING U.S., Inc., VAR, 5.650%, 05/15/53 (m)	5,088
GBP	1,200	Lowell Group Financing plc, (United Kingdom), Reg. S., 10.750%, 04/01/19 (m)	2,219
	150	MPH Intermediate Holding Co. 2, PIK, 9.125%, 08/01/18 (e)	155
	25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	25
	88	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	89

			27,544

		Insurance — 1.7%
EUR	2,500	Allianz SE, (Germany), Reg. S., VAR, 5.625%, 10/17/42 (m)	3,837
	1,370	American International Group, Inc., 6.250%, 03/15/37 (m)	1,370
	200	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	210
EUR	1,675	AXA S.A., (France), Reg. S., VAR, 5.125%, 07/04/43 (m)	2,434
GBP	700	Direct Line Insurance Group plc, (United Kingdom), Reg. S., VAR, 9.250%, 04/27/42 (m)	1,437
EUR	2,200	Hannover Finance Luxembourg S.A., (Luxembourg), VAR, 5.000%, 06/30/43 (m)	3,216
	2,320	MetLife, Inc., 6.400%, 12/15/36 (m)	2,378
	3,765	Prudential Financial, Inc., VAR, 5.875%, 09/15/42 (m)	3,803
		Standard Life plc, (United Kingdom),
GBP	1,595	Reg. S., VAR, 5.500%, 12/04/42 (m)	2,737
GBP	759	VAR, 6.750%, 07/12/27 (m)	1,366
GBP	1,500	Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S., VAR, 6.302%, 05/25/19 (m)	2,651
GBP	1,600	Zurich Finance UK plc, (United Kingdom), VAR, 6.625%, 10/02/22	2,906

			28,345

		Real Estate Investment Trusts (REITs) — 1.7%
	1,025	American Tower Corp., 3.500%, 01/31/23 (m)	941
	3,095	Boston Properties LP, 3.125%, 09/01/23 (m)	2,880
	1,640	DDR Corp., 7.875%, 09/01/20 (m)	2,035
	71	DuPont Fabros Technology LP, 5.875%, 09/15/21 (e)	73
	3,040	Geo Group, Inc. (The), 6.625%, 02/15/21	3,222
	3,350	HCP, Inc., 5.375%, 02/01/21 (m)	3,681
		Liberty Property LP,
	2,810	3.375%, 06/15/23 (m)	2,594
	2,755	4.400%, 02/15/24 (m)	2,741
		Ventas Realty LP/Ventas Capital Corp.,
	4,370	3.250%, 08/15/22 (m)	4,095
	2,215	4.000%, 04/30/19 (m)	2,348
	1,330	4.250%, 03/01/22 (m)	1,349
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,070

			29,029

		Real Estate Management & Development — 0.1%
	90	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	88

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Real Estate Management & Development — Continued
	1,710	Realogy Group LLC, 7.625%, 01/15/20 (e)	1,911

			1,999

		Thrifts & Mortgage Finance — 0.4%
	6,135	BPCE S.A., (France), 5.700%, 10/22/23 (e) (m)	6,328

		Total Financials	222,989

		Health Care — 3.5%
		Health Care Equipment & Supplies — 0.8%
	200	Alere, Inc., 7.250%, 07/01/18	219
	3,195	Biomet, Inc., 6.500%, 08/01/20	3,387
	1,203	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,354
		DJO Finance LLC/DJO Finance Corp.,
	1,500	7.750%, 04/15/18	1,522
	1,545	8.750%, 03/15/18	1,692
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,856
EUR	1,200	Ontex IV S.A., (Luxembourg), Reg. S., 7.500%, 04/15/18 (m)	1,718

			12,748

		Health Care Providers & Services — 1.9%
	2,355	Accellent, Inc., 8.375%, 02/01/17	2,473
	2,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	2,675
	750	HCA Holdings, Inc., 7.750%, 05/15/21	820
	5,457	HCA, Inc., 7.500%, 02/15/22	6,071
	2,710	Health Management Associates, Inc., 7.375%, 01/15/20	3,035
		HealthSouth Corp.,
	1,305	7.750%, 09/15/22	1,435
	500	8.125%, 02/15/20	550
	150	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	159
	375	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	319
	200	MultiPlan, Inc., 9.875%, 09/01/18 (e)	221
	1,100	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,177
	180	Omnicare, Inc., 7.750%, 06/01/20	200
GBP	1,700	Priory Group No. 3 plc, (United Kingdom), Reg. S., 8.875%, 02/15/19 (m)	2,843
	1,700	Radiation Therapy Services, Inc., 8.875%, 01/15/17	1,687
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20	2,597
	110	6.000%, 10/01/20 (e)	115
	4,335	8.000%, 08/01/20	4,725
	150	8.125%, 04/01/22	163

			31,265

		Pharmaceuticals — 0.8%
EUR	1,800	Capsugel FinanceCo S.C.A., (Luxembourg), Reg. S., 9.875%, 08/01/19 (m)	2,736
	46	Capsugel S.A., (Luxembourg), PIK, 7.750%, 05/15/19 (e)	47
	1,150	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,170
	3,595	Mylan, Inc., 7.875%, 07/15/20 (e)	4,084
		Valeant Pharmaceuticals International, Inc.,
	400	6.750%, 08/15/18 (e)	441
	2,670	6.750%, 08/15/21 (e)	2,824
	375	6.875%, 12/01/18 (e)	402
	1,630	7.000%, 10/01/20 (e)	1,748
	750	7.250%, 07/15/22 (e)	808

			14,260

		Total Health Care	58,273

		Industrials — 4.5%
		Aerospace & Defense — 0.1%
	62	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	63
	882	B/E Aerospace, Inc., 6.875%, 10/01/20	970
	950	Bombardier, Inc., (Canada), 7.500%, 03/15/18 (e)	1,078

			2,111

		Airlines — 0.8%
	3,465	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	3,352
	2,440	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e) (m)	2,550
	761	Continental Airlines, 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	820
	140	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	161
	647	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	689
	2,065	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24 (m)	2,044
	257	Delta Air Lines, 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19 (m)	296
	3,845	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	3,710

			13,622

		Building Products — 0.3%
EUR	446	Cie de St-Gobain, (France), Reg. S., 3.625%, 03/28/22 (m)	641

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Building Products — Continued
	400	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	438
	175	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	197
EUR	2,200	Spie BondCo 3 SCA, (Luxembourg), Reg. S., 11.000%, 08/15/19 (m)	3,393

			4,669

		Commercial Services & Supplies — 0.2%
	140	ADT Corp. (The), 6.250%, 10/15/21 (e)	146
	400	Casella Waste Systems, Inc., 7.750%, 02/15/19	404
	150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	152
	1,020	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	1,017
	400	ILFC E-Capital Trust I, VAR, 5.350%, 12/21/65 (e)	354
	435	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	407
	130	Iron Mountain, Inc., 5.750%, 08/15/24	122
	375	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	376
	200	Mustang Merger Corp., 8.500%, 08/15/21 (e)	210

			3,188

		Construction & Engineering — 0.1%
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	707

		Electrical Equipment — 0.2%
	500	General Cable Corp., 6.500%, 10/01/22 (e)	495
	375	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	396
	2,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	2,263

			3,154

		Machinery — 0.5%
	200	Bluewater Holding B.V., (Netherlands), Reg. S., 10.000%, 12/10/19 (e)	200
	220	Columbus McKinnon Corp., 7.875%, 02/01/19	236
	2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,288
	400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	420
	3,715	Terex Corp., 6.500%, 04/01/20	3,947

			8,091

		Marine — 0.0% (g)
	48	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	49
	266	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	287
		Ultrapetrol Bahamas Ltd., (Bahamas),
	13	8.875%, 06/15/21 (e)	14
	190	8.875%, 06/15/21 (e)	203
	55	World Wide Supply A.S., (Norway), Reg. S., 7.750%, 05/26/17 (e)	55

			608

		Road & Rail — 0.8%
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	225	9.750%, 03/15/20	263
	7	VAR, 2.988%, 12/01/17 (e)	7
EUR	2,200	EC Finance plc, (United Kingdom), Reg. S., 9.750%, 08/01/17 (m)	3,266
EUR	2,200	Geo Debt Finance S.C.A., (Luxembourg), Reg. S., 7.500%, 08/01/18 (m)	3,176
		Hertz Corp. (The),
	5,085	5.875%, 10/15/20	5,276
	1,000	7.375%, 01/15/21	1,097
	200	syncreon Group B.V./syncreon Global Finance U.S., Inc., (Netherlands), 8.625%, 11/01/21 (e)	208

			13,293

		Trading Companies & Distributors — 1.3%
		Aircastle Ltd., (Bermuda),
	1,360	6.750%, 04/15/17	1,509
	1,805	7.625%, 04/15/20	2,040
		HD Supply, Inc.,
	2,135	8.125%, 04/15/19	2,383
	2,000	11.000%, 04/15/20	2,375
		International Lease Finance Corp.,
	900	5.875%, 04/01/19	970
	800	5.875%, 08/15/22	824
	1,345	8.750%, 03/15/17	1,582
EUR	2,200	Rexel S.A., (France), Reg. S., 5.125%, 06/15/20 (m)	3,169
		United Rentals North America, Inc.,
	2,750	7.375%, 05/15/20	3,073
	2,795	7.625%, 04/15/22	3,130
	780	8.250%, 02/01/21	887
	124	9.250%, 12/15/19	139

			22,081

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Transportation Infrastructure — 0.2%
GBP	1,800	Gatwick Funding Ltd., (United Kingdom), Reg. S., 5.250%, 01/23/24 (m)	3,223

		Total Industrials	74,747

		Information Technology — 2.4%
		Communications Equipment — 0.4%
		Alcatel-Lucent USA, Inc.,
	3,000	6.450%, 03/15/29	2,595
	200	6.750%, 11/15/20 (e)	202
		Avaya, Inc.,
	3,085	7.000%, 04/01/19 (e)	3,000
	134	10.500%, 03/01/21 (e)	121
	375	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	396

			6,314

		Electronic Equipment, Instruments & Components — 0.4%
	800	Belden, Inc., 5.500%, 09/01/22 (e)	784
EUR	2,200	Techem GmbH, (Germany), Reg. S., 6.125%, 10/01/19 (m)	3,244
EUR	1,200	Trionista Holdco GmbH, (Germany), Reg. S., 5.000%, 04/30/20 (m)	1,655
	400	Viasystems, Inc., 7.875%, 05/01/19 (e)	435

			6,118

		IT Services — 0.8%
	1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20	1,372
		First Data Corp.,
	3,815	6.750%, 11/01/20 (e)	3,996
	1,200	8.250%, 01/15/21 (e)	1,273
	185	11.750%, 08/15/21 (e)	192
	300	12.625%, 01/15/21	352
	2,600	PIK, 10.000%, 01/15/22 (e)	2,789
	150	iGATE Corp., 9.000%, 05/01/16	160
		SunGard Data Systems, Inc.,
	175	6.625%, 11/01/19	183
	1,000	7.375%, 11/15/18	1,059
	1,500	7.625%, 11/15/20	1,631

			13,007

		Semiconductors & Semiconductor Equipment — 0.5%
	200	Advanced Micro Devices, Inc., 7.750%, 08/01/20	199
	2,350	Amkor Technology, Inc., 6.625%, 06/01/21	2,409
		Freescale Semiconductor, Inc.,
	50	6.000%, 01/15/22 (e)	50
	832	9.250%, 04/15/18 (e)	898
		NXP B.V./NXP Funding LLC, (Netherlands),
	200	3.500%, 09/15/16 (e)	206
	1,000	3.750%, 06/01/18 (e)	1,007
	3,000	5.750%, 02/15/21 (e)	3,124

			7,893

		Software — 0.3%
		Audatex North America, Inc.,
	57	6.000%, 06/15/21 (e)	59
	27	6.125%, 11/01/23 (e)	28
	2,000	Epicor Software Corp., 8.625%, 05/01/19	2,175
	3,065	Infor U.S., Inc., 9.375%, 04/01/19	3,456

			5,718

		Total Information Technology	39,050

		Materials — 3.8%
		Chemicals — 1.2%
	2,960	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,075
		Huntsman International LLC,
	1,650	4.875%, 11/15/20	1,625
	2,000	8.625%, 03/15/21	2,240
		Ineos Finance plc, (United Kingdom),
	1,255	7.500%, 05/01/20 (e)	1,374
	2,960	8.375%, 02/15/19 (e)	3,290
	450	LSB Industries, Inc., 7.750%, 08/01/19 (e)	469
EUR	1,620	Orion Engineered Carbons Bondco GmbH, (Germany), Reg. S., 10.000%, 06/15/18 (m)	2,443
	384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	397
	1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,884
	2,580	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	2,632

			19,429

		Construction Materials — 0.6%
	350	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	395
	725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	803
EUR	5,300	Lafarge S.A., (France), Reg. S., 5.875%, 07/09/19 (m)	8,066
	45	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	46

			9,310

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Containers & Packaging — 0.7%
		Ardagh Packaging Finance plc, (Ireland),
	375	7.375%, 10/15/17 (e)	404
	3,000	9.125%, 10/15/20 (e)	3,240
EUR	2,600	Reg. S., 9.250%, 10/15/20 (m)	3,833
	340	Berry Plastics Corp., 9.750%, 01/15/21	395
	85	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	87
	3,090	Sealed Air Corp., 8.375%, 09/15/21 (e)	3,538

			11,497

		Metals & Mining — 1.0%
	415	AK Steel Corp., 8.750%, 12/01/18	459
	375	Aleris International, Inc., 7.875%, 11/01/20	399
	400	APERAM, (Luxembourg), 7.375%, 04/01/16 (e)	413
	1,310	ArcelorMittal, (Luxembourg), 10.350%, 06/01/19	1,654
	386	Coeur Mining, Inc., 7.875%, 02/01/21	390
	5,319	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	5,944
	765	FQM Akubra, Inc., (Canada), 8.750%, 06/01/20 (e)	832
	1,356	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43 (m)	1,273
	375	Hecla Mining Co., 6.875%, 05/01/21 (e)	364
	200	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	199
	410	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	403
	390	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	394
		Xstrata Finance Canada Ltd., (Canada),
	1,950	4.250%, 10/25/22 (e) (m)	1,863
	1,835	5.550%, 10/25/42 (e) (m)	1,658

			16,245

		Paper & Forest Products — 0.3%
	2,445	International Paper Co., 6.000%, 11/15/41 (m)	2,638
EUR	2,200	Smurfit Kappa Acquisitions, (Ireland), Reg. S., 5.125%, 09/15/18 (m)	3,244

			5,882

		Total Materials	62,363

		Telecommunication Services — 4.9%
		Diversified Telecommunication Services — 4.1%
	1,340	AT&T, Inc., 4.300%, 12/15/42 (m)	1,118
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	300	5.250%, 09/30/22	283
	325	6.500%, 04/30/21	339
	4,050	7.375%, 06/01/20	4,404
	745	8.125%, 04/30/20	814
		CenturyLink, Inc.,
	2,060	Series V, 5.625%, 04/01/20	2,096
	1,650	Series T, 5.800%, 03/15/22	1,630
	50	6.750%, 12/01/23	51
		Cincinnati Bell, Inc.,
	20	8.375%, 10/15/20	22
	54	8.750%, 03/15/18	57
EUR	2,200	Eileme 2 AB, (Sweden), Reg. S., 11.750%, 01/31/20 (m)	3,617
	531	Embarq Corp., 7.995%, 06/01/36	540
	125	Frontier Communications Corp., 9.250%, 07/01/21	147
	3,000	GCI, Inc., 8.625%, 11/15/19	3,188
		Intelsat Jackson Holdings S.A., (Luxembourg),
	2,155	6.625%, 12/15/22	2,198
	2,400	7.250%, 10/15/20	2,622
		Intelsat Luxembourg S.A., (Luxembourg),
	400	6.750%, 06/01/18 (e)	419
	350	8.125%, 06/01/23 (e)	369
	1,525	Level 3 Communications, Inc., 11.875%, 02/01/19	1,765
		Level 3 Financing, Inc.,
	45	6.125%, 01/15/21 (e)	46
	2,370	8.125%, 07/01/19	2,595
	1,000	8.625%, 07/15/20	1,120
	50	9.375%, 04/01/19	56
	30	VAR, 3.835%, 01/15/18 (e)	30
	220	PAETEC Holding Corp., 9.875%, 12/01/18	246
		Qwest Capital Funding, Inc.,
	23	6.875%, 07/15/28	21
	156	7.750%, 02/15/31	149
	3,720	Sprint Capital Corp., 8.750%, 03/15/32	3,999
	971	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38 (m)	931
EUR	4,700	Telefonica Europe B.V., (Netherlands), Reg. S., VAR, 6.500%, 12/31/49 (m)	6,800
EUR	1,800	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S., 6.250%, 08/15/22 (m)	2,581
		tw telecom holdings, Inc.,
	20	5.375%, 10/01/22 (e)	20
	100	6.375%, 09/01/23 (e)	105

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — Continued
	750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	799
	1,905	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	2,081
	1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,877
		Verizon Communications, Inc.,
	7,565	1.782%, 09/15/16 (m)	7,792
	2,005	3.850%, 11/01/42 (m)	1,604
		Virgin Media Finance plc, (United Kingdom),
	475	8.375%, 10/15/19	518
GBP	1,700	8.875%, 10/15/19 (m)	3,018
	200	Wind Acquisition Finance S.A., (Luxembourg), 7.250%, 02/15/18 (e)	210
		Windstream Corp.,
	3,980	7.750%, 10/01/21	4,249
	490	7.750%, 10/01/21 (e)	523
	425	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	491

			67,540

		Wireless Telecommunication Services — 0.8%
	3,645	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,399
	2,355	Crown Castle International Corp., 5.250%, 01/15/23	2,326
EUR	2,200	Matterhorn Mobile Holdings S.A., (Luxembourg), Reg. S., 8.250%, 02/15/20 (m)	3,258
		MetroPCS Wireless, Inc.,
	32	6.625%, 11/15/20	34
	48	6.625%, 04/01/23 (e)	49
	300	NII Capital Corp., 7.625%, 04/01/21	120
	1,200	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e)	864
	200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	199
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22	248
	223	7.000%, 03/01/20 (e)	248
	151	7.000%, 08/15/20	162
	450	9.000%, 11/15/18 (e)	545
		Sprint Corp.,
	234	7.250%, 09/15/21 (e)	253
	272	7.875%, 09/15/23 (e)	298
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18 (e)	372
	35	6.125%, 01/15/22	36
	243	6.464%, 04/28/19	259
	30	6.500%, 01/15/24	30
	45	6.633%, 04/28/21	47
	208	6.731%, 04/28/22	217
	26	6.836%, 04/28/23	27

			12,991

		Total Telecommunication Services	80,531

		Utilities — 2.0%
		Electric Utilities — 1.0%
		Enel Finance International NV, (Netherlands),
GBP	1,350	Reg. S., 5.625%, 08/14/24 (m)	2,287
GBP	1,800	Reg. S., 5.750%, 09/14/40 (m)	2,749
	745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	763
EUR	3,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S., 3.875%, 01/17/23 (m)	4,575
	2,035	Nisource Finance Corp., 5.650%, 02/01/45 (m)	2,052
		PPL Capital Funding, Inc.,
	1,710	3.500%, 12/01/22 (m)	1,628
	3,060	4.700%, 06/01/43 (m)	2,700
	730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	787

			17,541

		Gas Utilities — 0.1%
	1,090	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	1,016

		Independent Power Producers & Energy Traders — 0.4%
		Calpine Corp.,
	2,000	7.500%, 02/15/21 (e)	2,180
	850	7.875%, 07/31/20 (e)	931
	750	GenOn Energy, Inc., 9.875%, 10/15/20	842
	1,000	NRG Energy, Inc., 8.250%, 09/01/20	1,113
	485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	494
	1,365	Southern Power Co., 5.250%, 07/15/43 (m)	1,360

			6,920

		Multi-Utilities — 0.5%
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S., VAR, 5.625%, 06/18/73 (m)	2,968
		Nisource Finance Corp.,
	1,905	4.800%, 02/15/44 (m)	1,701
	1,235	5.800%, 02/01/42 (m)	1,241

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Multi-Utilities — Continued
2,360		Sempra Energy, 2.875%, 10/01/22 (m)	2,186

			8,096

		Total Utilities	33,573

		Total Corporate Bonds (Cost $786,413)	805,513

Foreign Government Securities — 3.0%
15,700		Republic of South Africa, (South Africa), 5.875%, 09/16/25 (m)	16,328
16,000		Russian Federation, (Russia), 4.875%, 09/16/23 (e) (m)	16,360
16,500		United Mexican States, (Mexico), 3.625%, 03/15/22 (m)	16,352

		Total Foreign Government Securities (Cost $49,630)	49,040

Preferred Securities — 0.3% (x)
		Financials — 0.3%
		Diversified Financial Services — 0.2%
3,465		Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (m)	3,829
200		Citigroup, Inc., VAR, 5.950%, 01/30/23	187

			4,016

		Insurance — 0.1%
1,225		Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	1,298

		Total Preferred Securities (Cost $5,325)	5,314

U.S. Treasury Obligation — 0.2%
3,730		U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42 (Cost $4,153)	3,183

SHARES
Preferred Stocks — 0.1%
		Financials — 0.1%
		Consumer Finance — 0.1%
1		Ally Financial, Inc., 7.000%, 01/02/14 @ (a) (e)	966

		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), VAR, 3.364%, 12/30/13 @ (a)	345

		Total Preferred Stocks (Cost $1,314)	1,311

Loan Assignments — 1.6%
		Consumer Discretionary — 0.5%
		Hotels, Restaurants & Leisure — 0.0% (g)
		Hilton Worldwide Finance LLC, Initial Term Loan,
116		VAR, 4.000%, 10/26/20	116
42		VAR, 4.000%, 10/26/20	42
39		VAR, 4.000%, 10/26/20	40
50		Mohegan Tribal Gaming Authority, Term Loan B, VAR, 11/08/19 ^	51

			249

		Media — 0.3%
2,000		Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16	1,925
500		McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19 ^	509
		R.H. Donnelley, Inc., Exit Term Loan,
95		VAR, 9.750%, 12/31/16 ^	59
106		VAR, 9.750%, 12/31/16 ^	66
1,250		Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	1,251
1,425		Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	1,388

			5,198

		Multiline Retail — 0.1%
1,250		J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18 ^	1,221

		Specialty Retail — 0.1%
		Gymboree Corp. (The), Initial Term Loan (A & R),
33		VAR, 5.000%, 02/23/18 ^	31
1,217		VAR, 5.000%, 02/23/18 ^	1,180

			1,211

		Total Consumer Discretionary	7,879

		Consumer Staples — 0.3%
		Food & Staples Retailing — 0.1%
775		Albertsons LLC, Term Loan B2, VAR, 03/21/19 ^	773

		Food Products — 0.1%
150		Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 ^	151
774		H. J. Heinz Co., Term B-2 Loan, VAR, 06/05/20 ^	779
		Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
1,247		VAR, 3.250%, 04/29/20 ^	1,245

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Food Products — Continued
3	VAR, 3.250%, 04/29/20 ^	3

		2,178

	Household Products — 0.1%
1,922	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20 ^	1,902

	Total Consumer Staples	4,853

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
400	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	403
218	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	219
640	Shelf Drilling Midco Ltd., Term Loan, VAR, 9.500%, 10/01/18 ^	648
923	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	940

		2,210

	Oil, Gas & Consumable Fuels — 0.1%
360	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	367
389	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	396
500	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	497

		1,260

	Total Energy	3,470

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
130	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	130

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Term Loan, VAR, 11/15/20 ^	21
500	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19 ^	478

		499

	Total Financials	629

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term B-2 Loan,
1	VAR, 3.664%, 07/25/17	1
39	VAR, 3.666%, 07/25/17	40
27	VAR, 3.666%, 07/25/17	27
22	VAR, 3.751%, 07/25/17	22

		90

	Health Care Providers & Services — 0.1%
	Alliance Healthcare Services, Inc., Term Loan,
115	VAR, 4.250%, 06/03/19 ^	113
106	VAR, 4.250%, 06/03/19 ^	104
100	VAR, 4.250%, 06/03/19 ^	99
93	VAR, 4.250%, 06/03/19 ^	92
86	VAR, 4.250%, 06/03/19 ^	85
72	VAR, 4.250%, 06/03/19 ^	71
29	VAR, 4.250%, 06/03/19 ^	28
250	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	247

		839

	Pharmaceuticals — 0.0% (g)
	Aptalis Pharma, Inc., Term B Loan,
248	VAR, 6.000%, 10/02/20 ^	250
229	VAR, 6.000%, 10/02/20 ^	231

		481

	Total Health Care	1,410

	Industrials — 0.1%
	Airlines — 0.1%
898	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	901
1,000	U.S. Airways Group, Inc., Term Loan B1, VAR, 4.250%, 05/22/19	1,003

		1,904

	Commercial Services & Supplies — 0.0% (g)
200	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	202

	Total Industrials	2,106

	Information Technology — 0.3%
	Communications Equipment — 0.2%
1,500	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19 ^	1,512
1,700	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17 ^	1,628

		3,140

	IT Services — 0.1%
1,500	First Data Corp., 2017 New Dollar Term Loan, VAR, 4.167%, 03/24/17 ^	1,503

	Semiconductors & Semiconductor Equipment — 0.0% (g)
150	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	151

	Total Information Technology	4,794

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Materials — 0.1%
	Chemicals — 0.0% (g)
328	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19 ^	329

	Construction Materials — 0.0% (g)
150	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	150
75	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	77

		227

	Metals & Mining — 0.0% (g)
275	Fairmount Minerals Ltd., Tranche Term B-2 Loan, VAR, 5.000%, 09/05/19	277

	Paper & Forest Products — 0.1%
	Appvion, Inc., 1st Lien Term Loan,
527	VAR, 5.750%, 06/28/19 ^	528
72	VAR, 5.750%, 06/28/19 ^	72
2	VAR, 6.750%, 06/28/19 ^	2

		602

	Total Materials	1,435

	Total Loan Assignments (Cost $26,546)	26,576

SHARES
Short-Term Investment — 15.4%
	Investment Company — 15.4%
255,092	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $255,092)	255,092

	Total Investments — 99.4% (Cost $1,616,066)	1,645,601
	Other Assets in Excess of Liabilities — 0.6%	9,313

	NET ASSETS — 100.0%	$1,654,914

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(156)	Euro Bobl	12/06/13	(26,560)	(532)
(442)	Euro Bund	12/06/13	(85,110)	(2,380)
(4,286)	10 Year U.S. Treasury Note	03/20/14	(537,357)	525
(38)	U.S. Long Bond	03/20/14	(4,969)	7
(36)	Ultra U.S. Treasury Bond	03/20/14	(5,008)	(25)

				(2,405)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,316,990	EUR	BNP Paribas	01/16/14	1,771	1,790	19
3,570,778	EUR	Citibank, N.A.	01/16/14	4,796	4,852	56
6,135,369	EUR	HSBC Bank, N.A.	01/16/14	8,220	8,337	117
1,682,622	EUR	TD Bank Financial Group	01/16/14	2,273	2,286	13

2,327,572	GBP	HSBC Bank, N.A.	01/16/14	3,724	3,807	83

102,246,847	MXN	Deutsche Bank AG	01/16/14	7,805	7,766	(39)

				28,589	28,838	249

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,587,925	EUR	Citibank, N.A.	01/16/14	2,146	2,158	(12)
164,206,852	EUR	Royal Bank of Scotland	01/16/14	221,574	223,127	(1,553)
2,750,462	EUR	Union Bank of Switzerland AG	01/16/14	3,742	3,737	5

38,036,458	GBP	Barclays Bank plc	01/16/14	61,020	62,219	(1,199)

4,087,601,413	JPY	Societe Generale	01/16/14	41,599	39,915	1,684

102,246,847	MXN	HSBC Bank, N.A.	01/16/14	7,783	7,766	17

1,029,964	NOK	State Street Corp.	12/20/13	169	168	1

				338,033	339,090	(1,057)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	2.218%	4,000	(473)	456
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	3.117	1,000	(78)	(142)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.851	2,825	(23)	(215)

					(574)	99

Credit Default Swaps—Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Deutsche Bank AG, New York:
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.389%	47,000	(3,827)	3,390

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CDX	—	Credit Derivative Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
^	—	All or a portion of the security is unsettled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,809
Aggregate gross unrealized depreciation	(15,274)

Net unrealized appreciation/depreciation	$29,535

Federal income tax cost of investments	$1,616,066

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments (“SOI”). The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the SOI (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$—	$1,311	$—	$1,311
Debt Securities
Asset-Backed Securities	—	18,021	93,838	111,859
Collateralized Mortgage Obligations
Agency CMO	—	47,704	356	48,060
Non-Agency CMO	—	109,779	8,611	118,390

Total Collateralized Mortgage Obligations	—	157,483	8,967	166,450

Commercial Mortgage-Backed Securities	—	132,571	14,709	147,280
Convertible Bonds
Consumer Discretionary	—	23,066	—	23,066
Energy	—	2,685	—	2,685
Financials	—	3,975	—	3,975
Industrials	—	14,768	—	14,768
Information Technology	—	29,489	—	29,489

Total Convertible Bonds	—	59,274	14,709	73,983

Corporate Bonds
Consumer Discretionary	—	130,707	—	130,707
Consumer Staples	—	45,561	—	45,561
Energy	—	57,719	—	57,719
Financials	—	222,989	—	222,989
Health Care	—	58,273	—	58,273
Industrials	—	63,676	11,071	74,747
Information Technology	—	39,050	—	39,050
Materials	—	62,363	—	62,363

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	$—	$80,531	$—	$80,531
Utilities	—	33,573	—	33,573

Total Corporate Bonds	—	794,442	11,071	805,513

Foreign Government Securities	—	49,040	—	49,040
Preferred Securities
Financials	—	5,314	—	5,314
U.S. Treasury Obligation	—	3,183	—	3,183
Loan Assignments
Consumer Discretionary	—	7,879	—	7,879
Consumer Staples	—	4,853	—	4,853
Energy	—	3,470	—	3,470
Financials	—	629	—	629
Health Care	—	1,410	—	1,410
Industrials	—	2,106	—	2,106
Information Technology	—	4,794	—	4,794
Materials	—	1,435	—	1,435

Total Loan Assignments	—	26,576	—	26,576

Short-Term Investment
Investment Company	255,092	—	—	255,092

Total Investments in Securities	$255,092	$1,261,924	$128,585	$1,645,601

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,995	$—	$1,995
Futures Contracts	532	—	—	532

Total Appreciation in Other Financial Instruments	$532	$1,995	$—	$2,527

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,803)	$—	$(2,803)
Futures Contracts	(2,937)	—	—	(2,937)
Swaps	—	(912)	—	(912)

Total Depreciation in Other Financial Instruments	$(2,937)	$(3,715)	$—	$(6,652)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net (accretion) amortization	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2013
Asset-Backed Security - Asset-Backed Securities	$63,636	$244	$(1,729)	$293	$29,159	$(16,171)	$18,406	$—	$93,838
Corporate Bond- Industrials	3,369	—	(367)	(5)	8,127	(53)	—	—	11,071
Collateralized Mortgage Obligation
- Agency	6,470	—	(53)	(83)	101	—	—	(6,079)	356
- Non-Agency	5,373	—	623	20	2,644	(49)	—	—	8,611
Commercial Mortgage-Backed Securities	19,455	—	(222)	—	14,930	—	—	(19,454)	14,709

Total	$98,303	$244	$(1,748)	$225	$54,961	$(16,273)	$18,406	$(25,533)	$128,585

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,734,000).

Multi-Sector Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	92,432	Discounted Cash Flow	Constant Prepayment Rate	0% - 21.26%(2.72%)
			Constant Default Rate	0% - 15.00%(4.91%)
			PSA Prepayment Model	383.00% (N/A)
			Yield (Discount Rate of Cash Flows)	0.00% - 14.93%(4.05%)

Asset-Backed Securities	92,432

Total	92,432

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At 11/30/13, the value of these securities was $36,153. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Annual Demand Notes — 1.7%
	New York — 1.7%
1,530	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3, Series A, Rev., VRDO, 0.230%, 03/19/14	1,530
20,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., 0.230%, 03/19/14	20,000

	Total Annual Demand Notes (Cost $21,530)	21,530

Daily Demand Notes — 0.4%
	New York — 0.4%
600	City of New York, Series D-5, GO, VRDO, LOC: PNC Bank N.A., 0.050%, 12/02/13	600
	New York City Municipal Water Finance Authority, Water & Sewer System,
250	Subseries A-2, Rev., VRDO, 0.050%, 12/02/13	250
1,000	Subseries B-4, Rev., VRDO, LIQ: Northern Trust Company, 0.050%, 12/02/13	1,000
	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution,
700	Series BB, Rev., VRDO, 0.050%, 12/02/13	700
700	Series FF, Subseries FF-1, Rev., VRDO, 0.050%, 12/02/13	700
1,900	New York City Transitional Finance Authority, Series 3, Subseries 3-H, Rev., VRDO, 0.040%, 12/02/13	1,900

	Total Daily Demand Notes (Cost $5,150)	5,150

Municipal Bonds — 12.6%
	New York — 12.6%
9,105	Allegany County, Cuba-Rushford Central School District, 1.000%, 06/27/14	9,132
5,308	Caguya & Tompkins Counties, Southern Cayuga Central School District, Series A, GO, BAN, 1.500%, 06/27/14	5,337
15,530	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/27/14	15,598
2,515	Chautauqua County, Chautauqua Lake Central School District, GO, BAN, 1.250%, 06/26/14	2,526
8,300	Chautauqua County, City of Dunkirk, GO, BAN, 1.500%, 03/27/14	8,323
10,430	Chautauqua County, Silver Creek Central School District, GO, BAN, 1.000%, 06/19/14	10,462
6,461	City of Chemung, GO, BAN, 1.000%, 10/17/14 (w)	6,494
4,000	Clinton County, Saranac Central School District, GO, BAN, 1.500%, 07/17/14	4,024
9,000	County & City of Schenectady, City School District, GO, RAN, 1.500%, 01/17/14	9,009
3,185	Dutchess County, Beacon City School District, GO, BAN, 1.250%, 06/27/14	3,199
8,000	Franklin & St. Lawrence Counties, Salmon River Central School District, GO, RAN, 1.000%, 06/19/14	8,016
5,800	Genesee County, GO, 1.250%, 11/14/14	5,842
2,239	Jefferson County, Thousand Islands Central School District, GO, BAN, 1.500%, 06/20/14	2,249
7,496	Jefferson County, Town of Watertown, GO, BAN, 1.500%, 04/24/14	7,517
7,000	Nassau County, Mineola Union Free School District, GO, TAN, 1.000%, 06/30/14	7,022
6,425	Newark New York Central School District, 1.000%, 06/26/14	6,442
5,000	Onondaga County, West Genesee Central School District, GO, RAN, 1.000%, 12/06/13	5,000
6,865	Oswega & Cayuga Counties, Hannibal Central School District, GO, BAN, 1.250%, 06/27/14	6,895
6,000	Port Jefferson, Union Free School District, GO, TAN, 1.500%, 06/26/14	6,037
10,000	Steuben County, Campbell-Savona Central School District, GO, BAN, 1.250%, 04/15/14	10,026
6,825	Steuben County, Hornell City School District, GO, BAN, 1.250%, 06/27/14	6,855
7,330	Town of Orchard Park, GO, BAN, 1.250%, 10/23/14	7,384
7,935	Village of Sleepy Hollow, Series A, BAN, 1.250%, 11/26/14	8,000

	Total Municipal Bonds (Cost $161,389)	161,389

Weekly Demand Notes — 77.8%
	New York — 77.8%
5,475	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	5,475

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.060%, 12/09/13 (m)	2,950
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.120%, 12/09/13	1,300
8,955	Series 2008-3004X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.130%, 12/09/13	8,955
12,700	City of New York, Series 3062X, GO, VRDO, AGC, LIQ: Credit Suisse, 0.050%, 12/09/13	12,700
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.050%, 12/09/13	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.070%, 12/09/13	10,230
3,500	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.080%, 12/09/13	3,500
3,550	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.080%, 12/09/13	3,550
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.040%, 12/09/13	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.050%, 12/09/13	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	1,700
22,300	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/09/13	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/09/13	12,250
18,750	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 12/09/13	18,750
	Deutsche Bank Spears/Lifers Trust,
10,660	Series DB-1024X, Rev., VRDO, 0.090%, 12/09/13	10,660
11,250	Series DBE-1205, GO, VRDO, 0.060%, 12/09/13	11,250
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 12/09/13 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 12/09/13 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 12/09/13 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.060%, 12/09/13	16,295
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 12/09/13 (e)	5,750
225	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0119, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	225
3,300	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 12/09/13	3,300
4,375	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.060%, 12/09/13	4,375
1,415	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.150%, 12/09/13	1,415
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.050%, 12/09/13	1,795
	Metropolitan Transportation Authority, Dedicated Tax Fund,
21,100	Series A, Subseries A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.050%, 12/09/13	21,100
20,580	Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.040%, 12/09/13	20,580
6,525	Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.030%, 12/09/13	6,525
20,000	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 12/09/13	20,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
7,120	New York City Housing Development Corp., Multi-Family Housing, Series ROCS RR II R-11699, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.110%, 12/09/13	7,120
4,035	New York City Housing Development Corp., Multi-Family Mortgage, 1904 Vyse Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 12/09/13	4,035
10,100	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/09/13	10,100
11,900	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/09/13	11,900
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.140%, 12/09/13	6,665
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 12/09/13	3,470
1,560	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.080%, 12/09/13	1,560
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	2,500
9,300	New York City Housing Development Corp., Multi-Family Rental Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/09/13	9,300
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/09/13	10,000
1,500	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	1,500
3,700	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.060%, 12/09/13	3,700
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	300
45,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.080%, 12/09/13	45,800
2,300	New York City Industrial Development Agency, Special Facility, 1997 Air Express International Corp. Project, Rev., VRDO, AMT, LOC: Citibank N.A., 0.050%, 12/09/13	2,300
	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution,
2,000	Series BB, Rev., VRDO, 0.030%, 12/09/13	2,000
5,050	Series BB, Rev., VRDO, 0.040%, 12/09/13	5,050
3,945	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.090%, 12/09/13	3,945
52,050	New York City Transitional Finance Authority, Future Tax Secured, Series C, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.050%, 12/09/13	52,050
	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History,
3,100	Series B1, Rev., VRDO, 0.040%, 12/09/13	3,100
165	Series B3, Rev., VRDO, 0.030%, 12/09/13	165
8,000	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	8,000
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13	10,000
4,995	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	4,995

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 12/09/13	15,525
13,300	Series ROCS-RR-II-R-11883, Rev., LIQ: Citibank N.A., 0.110%, 12/09/13	13,300
7,500	Series ROCS-RR-II-R-11937, Rev., LIQ: Citibank N.A., 0.110%, 12/09/13	7,500
	New York Mortgage Agency, Homeowner Mortgage,
17,700	Series 125, Rev., VRDO, AMT, 0.060%, 12/09/13	17,700
6,600	Series 129, Rev., VRDO, AMT, 0.060%, 12/09/13	6,600
12,100	Series 153, Rev., VRDO, AMT, 0.060%, 12/09/13	12,100
7,000	Series 162, Rev., VRDO, 0.050%, 12/09/13	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, NATL-RE-IBC, LIQ: Citibank N.A., 0.070%, 12/09/13	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., LIQ: Citibank N.A., 0.060%, 12/09/13	6,175
15,830	Series ROCS-RR-II-R-12121, Rev., LIQ: Citibank N.A., 0.060%, 12/09/13	15,830
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	550
9,485	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 12/09/13	9,485
42,325	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.040%, 12/09/13	42,325
4,000	New York State Dormitory Authority, Eagle, Series 2006-0138, Class A, , , Rev., VRDO, LIQ: Citibank N.A., 0.060%, 12/09/13	4,000
	New York State Dormitory Authority, Fordham University,
9,400	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	9,400
6,855	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	6,855
17,050	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	17,050
1,500	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.060%, 12/09/13	1,500
2,955	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.040%, 12/09/13	2,955
	New York State Dormitory Authority, St. Johns University,
1,770	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	1,770
6,500	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/09/13	6,500
16,980	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.100%, 12/09/13	16,980
2,075	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 12/09/13	2,075
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 12/09/13	6,150
14,325	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	14,325
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/09/13	1,150
28,270	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/09/13	28,270
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, 0.050%, 12/09/13	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 12/09/13	11,050
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 12/09/13	5,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/09/13	9,300
15,300	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 12/09/13	15,300
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/09/13	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/09/13	15,750
14,040	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.070%, 12/09/13	14,040
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 12/09/13	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/09/13	3,400
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, AMT, LIQ: FHLMC, 0.050%, 12/09/13	1,500
5,000	Series 2001-A, Rev., VRDO, AMT, LIQ: FHLMC, 0.050%, 12/09/13	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 12/09/13	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 12/09/13	1,600
13,850	New York State Housing Finance Agency, West 29th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/09/13	13,850
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/09/13	10,245
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 12/09/13	6,700
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., LIQ: Citibank N.A., 0.070%, 12/09/13	4,800
2,695	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.150%, 12/09/13	2,695
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.110%, 12/09/13	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 12/09/13	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/09/13	5,000
7,010	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.060%, 12/09/13	7,010

	Total Weekly Demand Notes (Cost $998,900)	998,900

SHARES
Variable Rate Demand Preferred Shares — 7.1%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.270%, 12/09/13 # (e)	20,000
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.140%, 12/09/13 # (e)	13,300

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — Continued
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/09/13 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.150%, 12/09/13 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/09/13 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $91,000)	91,000

	Total Investments — 99.6% (Cost $1,277,969)*	1,277,969
	Other Assets in Excess of Liabilities — 0.4%	5,728

	NET ASSETS — 100.0%	$1,283,697

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
FHLMC	—	Federal Home Loan Mortgage Corp
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,277,969	$—	$1,277,969

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.4% (t)
	District of Columbia — 0.3%
	Certificate of Participation/Lease — 0.3%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,605

	Florida — 0.1%
	Water & Sewer — 0.1%
650	City of Sunrise, Utility System, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	667

	Hawaii — 0.2%
	Water & Sewer — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	869

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,698

	New Jersey — 0.4%
	Other Revenue — 0.4%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,019
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,271

	Total New Jersey	2,290

	New York — 95.3%
	Certificate of Participation/Lease — 5.6%
530	New York State Dormitory Authority, City University System, Consolidated System, Series B, Rev., 6.000%, 07/01/14	544
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,581
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,147
1,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	1,921
525	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	606
	New York State Dormitory Authority, State University Educational Facilities,
5,000	Series A, Rev., NATL-RE-IBC, 5.250%, 05/15/15	5,177
1,050	Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,201
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,290
3,000	Series B, Rev., 5.250%, 01/01/25	3,399
7,000	Series C, Rev., 5.000%, 01/01/25	7,628
1,500	Series D, Rev., 5.375%, 01/01/21	1,726
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	711

		28,931

	Education — 6.7%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,203
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,570
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,734
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,027
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	516
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,739
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,086
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,207
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,515
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,909
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,768
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,086
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,970

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,093
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,062
155	New York State Mortgage Agency, Higher Education Finance Authority, Series A, Rev., 4.000%, 11/01/14	159

		34,644

	General Obligation — 18.4%
1,000	City of New York, Fiscal Year 2006, Series J, Subseries J-1, GO, AGM, 5.000%, 06/01/20	1,100
	City of New York, Fiscal Year 2007,
3,000	Series C, GO, 5.000%, 01/01/20	3,348
5,000	Series D, GO, 5.000%, 02/01/17	5,657
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,552
3,000	Subseries L-1, GO, 5.000%, 04/01/22	3,378
	City of New York, Fiscal Year 2009,
2,000	Series H-1, GO, 5.125%, 03/01/24	2,245
3,000	Subseries A-1, GO, 5.250%, 08/15/23	3,416
3,000	Subseries B-1, GO, 5.250%, 09/01/24	3,418
2,000	Subseries B-1, GO, 5.250%, 09/01/25	2,273
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,119
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,170
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,183
	City of New York, Unrefunded Balance,
3,285	Series E, GO, AGM, 5.000%, 11/01/17	3,420
1,325	Series G, GO, 5.000%, 12/01/19	1,387
2,990	Series G, GO, 5.000%, 08/01/20	3,254
1,585	Series H, GO, 5.000%, 08/01/16	1,634
65	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	70
440	County of Niagara, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	455
	County of Onondaga,
3,050	Series A, GO, 5.000%, 03/01/24	3,374
785	Series A, GO, 5.250%, 05/15/16 (p)	849
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,712
1,085	Monroe & Wayne Counties, Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,122
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	992
565	Series B, GO, 5.000%, 12/15/19	660
765	Series B, GO, 5.000%, 12/15/22	887
500	Series B, GO, 5.000%, 12/15/23	573
	Monroe County, Public Improvement Refunding,
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	355
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,151
	Monroe, Orleans & Genesee Counties, Brockport Central School District,
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,128
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,777
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	790
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,131
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,445
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,657
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,507
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,166
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,202
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,175
280	Orange County, Monroe-Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	285
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	20
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,580
4,000	Series C, GO, 5.000%, 04/15/17	4,247
1,240	Suffolk County, Half Hollow Hills Central School District of Hundtington & Babylon, GO, XLCA, 5.000%, 06/15/18	1,451

		95,521

	Hospital — 3.1%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17	2,546
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,194
370	Rev., NATL-RE, 5.750%, 07/01/19	447
4,875	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series A2, Rev., 5.000%, 07/01/26	5,290
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,320
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,365

		16,162

	Housing — 0.6%
2,000	New York City Housing Development Corp., Capital Fund Program, New York City Housing Authority Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/15 (p)	2,149
890	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	909

		3,058

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,676
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series G, Subseries G-2, Rev., 5.000%, 11/01/26	1,586
20	New York State Environmental Facilities Corp., State Water Pollution Control, Revolving Fund, Series B, Rev., 5.200%, 05/15/14	21

		6,283

	Other Revenue — 13.5%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,275
	New York City Industrial Development Agency, Civic Facility, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,646
750	Series A, Rev., AGM, 5.000%, 11/15/19	753
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/28	4,366
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,288
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,741
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,114
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,105
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	269
670	Series B, Rev., 5.000%, 11/01/18	757
2,275	Series B, Rev., 5.000%, 11/01/20	2,570
1,695	New York City Trust for Cultural Resources, American Museum of Natural History, Refunding, Series A, Rev., 5.000%, 04/01/18	1,971

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	5,888
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,513
2,000	Series A, Rev., 5.000%, 07/01/26	2,132
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,825
1,000	New York State Power Authority, Series A, Rev., 5.000%, 11/15/21	1,197
2,000	New York State Thruway Authority, State Personal Income Tax, Series A, Rev., 5.000%, 03/15/28	2,193
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,878
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,063
5,000	State of New York, Tobacco Settlement Financing Corp., Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,016
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,290
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,066
1,010	Series C, Rev., 5.000%, 11/15/21	1,158
1,455	Series C, Rev., 5.000%, 11/15/23	1,659
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,158
1,235	TSASC, Inc., Tobacco Settlement Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,196
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,196
1,000	Series A, Rev., 5.000%, 07/01/23	1,087

		70,370

	Prerefunded — 3.2%
105	City of New York, Fiscal Year 2004, Series J, GO, NATL-RE, 5.250%, 05/15/14 (p)	107
1,175	City of New York, Fiscal Year 2005, Series G, GO, 5.000%, 12/01/14 (p)	1,232
	City of New York, Fiscal Year 2006,
10	Series G, GO, 5.000%, 02/01/16	11
3,470	Subseries F-1, GO, XLCA, 5.000%, 09/01/15 (p)	3,755
	New York City Transitional Finance Authority, Future Tax Secured,
945	Rev., 5.250%, 05/01/19 (p)	1,132
1,055	Series B, Rev., 5.000%, 05/01/17 (p)	1,207
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
235	Rockland County, Clarkstown Central School District, GO, AGM, 5.250%, 04/15/14 (p)	240
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	669
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,721
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,655
100	Triborough Bridge & Tunnel Authority, General Purpose, Series A, Rev., 4.750%, 01/01/16 (p)	109

		16,844

	Special Tax — 15.8%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,156
1,000	Series A, Rev., 5.000%, 11/15/21	1,145
	New York City Transitional Finance Authority, Building Aid,
3,000	Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,293
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,702
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,711
	New York City Transitional Finance Authority, Future Tax Secured,
3,250	Series D, Rev., 5.000%, 11/01/25	3,684
5,000	Subseries C-1, Rev., 5.000%, 11/01/19	5,759
1,545	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,764
675	New York Local Government Assistance Corp., Series E, Rev., AGM-CR, 6.000%, 04/01/14	688
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,403

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — Continued
2,500	Series A, Rev., 5.000%, 04/01/20	2,866
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,697
4,000	Series A, Rev., 5.250%, 02/15/23	4,612
2,000	Series B, Rev., 5.000%, 03/15/20	2,311
3,455	Series B, Rev., 5.250%, 02/15/21	3,968
3,100	Series C, Rev., 5.000%, 03/15/24	3,484
	New York State Environmental Facilities Corp., State Personal Income Tax,
1,725	Series A, Rev., 5.000%, 12/15/17	1,951
1,000	Series A, Rev., 5.000%, 12/15/22	1,144
2,000	Series A, Rev., 5.250%, 12/15/18	2,384
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,471
2,890	Series A, Rev., 5.000%, 03/15/26	3,260
2,705	Series A, Rev., 5.000%, 03/15/27	3,011
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,515
2,455	Series A, Rev., 5.000%, 03/15/22	2,798
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,376
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,755
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,671
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,793

		82,372

	Transportation — 20.5%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,135
1,000	Series A, Rev., 5.125%, 11/15/24	1,126
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,167
1,000	Series B, Rev., 5.250%, 11/15/22	1,150
2,000	Series B, Rev., 5.250%, 11/15/24	2,293
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16	19,129
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,602
2,000	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/23	2,357
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,379
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,262
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,825
1,500	Series A, Rev., 5.000%, 04/01/22	1,701
6,000	Series A, Rev., 5.000%, 04/01/26	6,556
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,714
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/15 (p)	1,064
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,261
8,695	Series B, Rev., 5.000%, 04/01/22	9,971
5,000	Series B, Rev., 5.000%, 04/01/24	5,561
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,117
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,413
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,344
425	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	438
	Port Authority of New York & New Jersey, CONS,
3,000	Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,322
4,000	Series 151, Rev., 5.250%, 09/15/23	4,390
5,000	Series 152, Rev., 5.000%, 11/01/22	5,415
1,500	Series 194, Rev., 5.000%, 11/15/18	1,720
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,332

		106,744

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — 3.4%
	Long Island Power Authority, Electric System,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,719
2,000	Series B, Rev., 5.625%, 04/01/24	2,215
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,103
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,668
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,102
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	4,043
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,855

		17,705

	Water & Sewer — 3.3%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	900
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	724
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,473
5,330	Series BB, Rev., 5.000%, 06/15/19	5,891
1,000	Series FF, Rev., 5.000%, 06/15/25	1,132
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series B, Rev., 5.500%, 10/15/25	5,145

		17,265

	Total New York	495,899

	Ohio — 0.1%
	Housing — 0.1%
570	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	603

	Puerto Rico — 0.5%
	Other Revenue — 0.5%
	Puerto Rico Highway & Transportation Authority,
1,920	Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,300
55	Series Z, Rev., AGM, 6.250%, 07/01/16 (p)	63

	Total Puerto Rico	2,363

	Texas — 0.9%
	General Obligation — 0.9%
1,750	Dallas County, Grand Prairie Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, Series A, GO, PSF-GTD, Zero Coupon, 02/15/17	1,698
3,000	Denton County, Lewisville Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, GO, PSF-GTD, Zero Coupon, 08/15/15	2,972

	Total Texas	4,670

	Wisconsin — 0.3%
	Education — 0.3%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	1,284

	Total Municipal Bonds (Cost $472,675)	511,948

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
3,670	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,670)	3,670

	Total Investments — 99.1% (Cost $476,345)	515,618
	Other Assets in Excess of Liabilities — 0.9%	4,503

	NET ASSETS — 100.0%	$520,121

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,222
Aggregate gross unrealized depreciation	(949)

Net unrealized appreciation/depreciation	$39,273

Federal income tax cost of investments	$476,345

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,605	$—	$1,605

Florida
Water & Sewer	—	—	667	667

Hawaii
Water & Sewer	—	869	—	869

Louisiana
General Obligation	—	1,698	—	1,698

New Jersey
Other Revenue	—	2,290	—	2,290

New York
Certificate of Participation/Lease	—	28,931	—	28,931
Education	—	34,644	—	34,644
General Obligation	—	95,521	—	95,521
Hospital	—	16,162	—	16,162
Housing	—	3,058	—	3,058
Industrial Development
Revenue/Pollution Control Revenue	—	6,283	—	6,283
Other Revenue	—	70,370	—	70,370
Prerefunded	—	16,844	—	16,844
Special Tax	—	82,372	—	82,372
Transportation	—	106,744	—	106,744
Utility	—	17,705	—	17,705
Water & Sewer	—	17,265	—	17,265

Total New York	—	495,899	—	495,899

Ohio
Housing	—	603	—	603

Puerto Rico
Other Revenue	—	2,363	—	2,363

Texas
General Obligation	—	4,670	—	4,670

Wisconsin
Education	—	—	1,284	1,284

Total Municipal Bonds	—	509,997	1,951	511,948

Short-Term Investment
Investment Company	3,670	—	—	3,670

Total Investments in Securities	$3,670	$509,997	$1,951	$515,618

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 46.6%
	ABN Amro Bank N.V.,
370,000	0.240%, 02/18/14	369,805
538,000	0.295%, 12/09/13	537,965
	Banco Del Estado De Chile,
75,000	0.200%, 12/02/13	75,000
65,000	0.200%, 12/05/13	65,000
71,650	0.200%, 12/12/13	71,650
25,000	0.200%, 01/10/14	25,000
50,000	0.200%, 01/24/14	50,000
50,000	0.200%, 01/27/14	50,000
	Bank of China,
89,000	0.350%, 01/06/14	89,000
220,000	0.540%, 02/10/14	219,739
46,000	0.550%, 01/09/14	45,973
168,000	0.570%, 02/11/14	167,809
156,000	0.620%, 01/17/14	155,874
	Bank of Montreal,
364,000	0.180%, 01/07/14	364,000
120,000	0.200%, 01/17/14	120,000
700,000	0.230%, 05/01/14	700,000
140,000	0.230%, 05/12/14	140,000
380,000	0.250%, 02/03/14	380,000
387,000	0.250%, 02/04/14	387,000
108,000	0.250%, 03/06/14	108,000
	Bank of Nova Scotia,
283,000	0.220%, 03/25/14	283,000
496,685	0.230%, 05/19/14	496,685
582,000	0.242%, 12/21/13	582,000
450,000	0.258%, 12/19/13	450,000
822,000	0.289%, 12/07/13	822,000
520,000	0.308%, 12/02/13	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
142,000	0.250%, 01/27/14	142,000
250,000	0.250%, 02/03/14	250,000
210,000	0.250%, 04/03/14	210,000
200,000	0.250%, 04/04/14	200,000
277,000	0.250%, 04/10/14	277,000
133,000	0.250%, 04/11/14	133,000
261,000	0.250%, 05/07/14	261,000
141,000	0.250%, 05/22/14	141,000
106,000	0.250%, 05/30/14	106,000
65,000	0.260%, 01/28/14	64,973
306,000	0.270%, 02/04/14	305,851
270,000	0.270%, 02/10/14	269,856
242,000	0.270%, 02/18/14	241,857
67,000	0.320%, 02/10/14	67,007
112,000	0.330%, 12/20/13	112,004
	Banque Federative du Credit Mutuel,
739,000	0.200%, 02/18/14	738,676
245,000	0.200%, 02/18/14	245,000
	Barclays Bank plc,
170,000	0.215%, 12/26/13	170,000
254,000	0.260%, 02/24/14	254,000
722,000	0.274%, 12/10/13	722,000
302,000	0.280%, 12/30/13	302,000
	BNP Paribas,
363,000	0.320%, 04/21/14	363,000
405,000	0.327%, 03/20/14	404,599
500,000	0.340%, 03/13/14	500,000
635,000	Canadian Imperial Bank of Commerce, 0.218%, 12/02/13	635,000
20,000	Chiba Bank Ltd., 0.230%, 12/19/13	20,000
	China Construction Bank Corp.,
154,500	0.520%, 12/23/13	154,500
55,000	0.600%, 01/07/14	54,966
210,000	0.600%, 01/27/14	209,801
	Credit Agricole Corporate and Investment Bank,
162,000	0.210%, 01/03/14	162,000
375,000	0.240%, 12/05/13	375,000
860,000	0.240%, 12/09/13	860,000
700,000	Credit Industriel et Commercial, 0.220%, 12/23/13	699,906
	Credit Suisse AG,
846,000	0.216%, 12/25/13	846,000
400,000	0.216%, 12/25/13	400,000
43,000	0.250%, 05/05/14	43,000
330,000	0.290%, 06/27/14	330,000
	Deutsche Bank AG,
502,000	0.280%, 03/31/14	502,000
386,000	0.300%, 04/29/14	386,000
805,000	0.302%, 12/18/13	805,000
309,000	0.330%, 02/26/14	309,000
200,000	0.360%, 01/06/14	200,000
	DNB Bank ASA,
397,000	0.230%, 06/04/14	396,531
536,000	0.230%, 06/05/14	535,364
342,000	0.235%, 12/16/13	341,999
200,000	0.260%, 01/29/14	200,000
125,000	DZ Bank AG, 0.350%, 12/20/13	125,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
	HSBC Bank plc,
250,000	0.200%, 02/18/14	249,890
660,000	0.230%, 12/02/13	659,996
205,000	0.300%, 01/10/14	205,000
260,000	0.310%, 12/13/13	260,000
315,000	0.380%, 11/17/14	315,000
201,000	0.380%, 11/18/14	201,000
194,000	0.380%, 11/19/14	194,000
98,000	0.390%, 04/29/14	98,000
255,000	0.390%, 05/22/14	255,000
	Industrial & Commercial Bank of China Ltd.,
314,000	0.490%, 02/14/14	314,000
105,000	0.500%, 02/25/14	105,000
213,000	0.670%, 02/28/14 (n)	212,652
	ING Bank N.V.,
270,000	0.220%, 12/20/13	270,000
755,000	0.250%, 03/25/14	755,000
356,000	0.260%, 12/04/13	356,000
275,000	Landesbank Hessen-Thueringen Girozentrale, 0.200%, 12/06/13	275,000
929,000	Lloyds TSB Bank plc, 0.190%, 12/02/13	929,000
	Mitsubishi UFJ Trust & Banking Corp.,
85,000	0.250%, 03/10/14	85,000
59,000	0.260%, 02/28/14	58,962
216,000	0.260%, 02/26/14	216,000
198,000	0.260%, 03/14/14	198,000
30,000	0.260%, 04/02/14	30,000
253,000	0.260%, 05/23/14	253,000
150,000	0.260%, 05/29/14	150,000
178,000	0.265%, 04/30/14	177,804
100,000	0.270%, 05/30/14	99,865
110,000	0.270%, 04/24/14	110,000
16,000	0.274%, 05/06/14	15,981
275,000	0.280%, 04/22/14	275,000
	Mizuho Corporate Bank Ltd.,
486,000	0.220%, 02/20/14	486,000
638,800	0.220%, 02/21/14	638,800
50,000	0.260%, 01/24/14	49,981
100,000	0.260%, 01/27/14	99,959
100,000	0.260%, 01/28/14	99,958
75,000	0.265%, 01/31/14	74,966
40,000	0.270%, 01/10/14	39,988
55,000	0.270%, 02/14/14	54,969
130,000	0.280%, 01/21/14	129,948
80,000	0.290%, 01/24/14	80,001
	National Australia Bank Ltd.,
550,000	0.207%, 12/22/13	549,974
531,000	0.246%, 12/22/13	531,000
260,000	National Bank of Canada, 0.235%, 03/28/14	260,000
	Natixis,
302,000	0.250%, 02/03/14	302,000
764,750	0.301%, 12/25/13	764,750
	Nordea Bank Finland plc,
205,000	0.250%, 01/30/14	205,000
100,000	0.250%, 02/05/14	99,998
	Norinchukin Bank,
507,575	0.100%, 12/03/13	507,575
565,000	0.220%, 01/17/14	565,000
387,000	0.220%, 01/27/14	387,000
305,000	0.220%, 01/31/14	305,000
76,400	0.220%, 02/10/14	76,400
482,000	0.220%, 02/14/14	482,000
159,000	0.220%, 02/18/14	159,000
240,000	0.220%, 02/21/14	240,000
372,000	0.220%, 02/24/14	372,000
250,000	0.220%, 02/28/14	250,000
	Oversea-Chinese Banking Corp., Ltd.,
200,000	0.270%, 03/04/14	199,861
217,000	0.270%, 04/23/14	216,767
	Rabobank Nederland N.V.,
529,000	0.248%, 12/17/13	529,000
103,000	0.278%, 02/28/14	103,000
253,300	0.288%, 02/24/14	253,300
525,000	0.289%, 02/08/14	525,000
526,000	0.292%, 02/01/14	526,000
529,000	0.292%, 01/21/14	529,000
229,000	0.299%, 12/03/13	229,000
189,700	0.310%, 04/10/14	189,700
388,000	0.320%, 04/10/14	388,000
227,000	0.360%, 05/20/14	226,616
	Royal Bank of Canada,
135,000	0.244%, 12/27/13	135,000
85,000	0.260%, 12/02/13	85,000
130,000	0.267%, 12/21/13	130,000
635,000	0.275%, 12/29/13	635,000
	Shizuoka Bank,
50,000	0.210%, 12/02/13	50,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
138,000	0.220%, 01/17/14	138,000
50,000	0.220%, 01/28/14	50,000
48,000	0.220%, 01/31/14	48,000
	Societe Generale,
75,000	0.200%, 02/18/14	74,999
216,000	0.220%, 01/31/14	215,920
550,000	0.230%, 01/31/14	550,000
	Sumitomo Mitsui Banking Corp.,
165,000	0.250%, 01/28/14	165,000
153,000	0.250%, 01/31/14	153,000
941,000	0.260%, 02/11/14	941,000
631,000	0.260%, 02/18/14	631,000
250,000	0.260%, 03/12/14	250,000
165,000	0.260%, 03/20/14	165,000
500,000	0.260%, 04/28/14	500,000
422,000	0.260%, 04/30/14	422,000
350,000	0.260%, 05/01/14	350,000
195,000	0.260%, 05/06/14	195,000
350,000	0.260%, 06/03/14	350,000
94,000	0.270%, 02/27/14	93,938
206,000	0.270%, 05/15/14	205,746
	Sumitomo Mitsui Trust Bank Ltd.,
200,000	0.227%, 02/28/14	199,888
200,000	0.230%, 01/31/14	199,922
190,000	0.230%, 02/14/14	189,909
50,000	0.240%, 12/11/13	49,997
200,000	0.240%, 12/12/13	199,985
75,000	0.245%, 12/06/13	74,997
135,000	0.250%, 01/13/14	134,960
175,000	0.250%, 01/17/14	174,943
	Toronto-Dominion Bank,
305,000	0.226%, 12/25/13	305,000
500,000	0.300%, 05/13/14	500,000
500,000	0.310%, 04/22/14	500,000
	UBS AG,
534,500	0.230%, 06/03/14	534,500
650,000	0.260%, 03/06/14	650,000
243,000	0.260%, 03/13/14	243,000
548,000	0.260%, 05/16/14	548,000
103,000	UOB Australia Ltd., 0.230%, 05/21/14	102,888
	Wells Fargo Bank N.A.,
665,000	0.239%, 11/14/14	665,000
494,400	0.256%, 12/06/13	494,400
100,000	Westpac Banking Corp., 0.320%, 10/09/14	100,000

	Total Certificates of Deposit (Cost $53,799,043)	53,799,043

Commercial Paper — 21.3% (n)
	ABN Amro Funding USA LLC,
66,000	0.240%, 02/25/14 (e)	65,962
39,000	0.250%, 02/26/14 (e)	38,976
81,000	0.260%, 02/20/14 (e)	80,953
18,500	0.270%, 02/07/14 (e)	18,491
125,500	0.290%, 12/04/13 (e) (m)	125,497
100,000	Alpine Securitization Corp., 0.060%, 12/02/13 (e)	100,000
	Antalis U.S. Funding Corp.,
2,726	0.250%, 12/02/13 (e)	2,726
137,470	0.250%, 12/03/13 (e)	137,468
93,420	0.250%, 12/10/13 (e)	93,414
	Aspen Funding Corp.,
75,000	0.220%, 01/09/14 (e)	74,982
25,000	0.230%, 12/10/13 (e)	24,999
659,400	Australia & New Zealand Banking Group Ltd., 0.286%, 02/22/14 (e)	659,400
	Bank of Nova Scotia,
175,000	0.195%, 02/18/14	174,925
50,000	0.195%, 02/19/14	49,978
	Barclays Bank plc,
109,700	0.250%, 02/19/14 (e)	109,639
115,000	0.300%, 05/02/14 (e)	114,854
35,000	Barclays US Funding Corp., 0.278%, 12/30/13	34,992
	Barton Capital Corp.,
10,000	0.160%, 12/06/13 (e)	10,000
10,000	0.160%, 12/11/13 (e)	10,000
97,000	0.200%, 12/17/13 (e)	96,991
25,000	0.200%, 12/20/13 (e)	24,997
	Bedford Row Funding Corp.,
36,650	0.301%, 01/13/14 (e)	36,637
85,000	0.321%, 09/24/14 (e)	84,775
506,000	BNP Paribas Finance, Inc., 0.351%, 03/13/14	505,498
240,000	BPCE S.A., 0.220%, 01/21/14 (e)	239,925
	Caisse Centrale Desjardins du Quebec,
65,000	0.200%, 01/14/14 (e)	64,984
130,000	0.250%, 01/27/14 (e)	129,949
200,000	Caisse des Depots et Consignations, 0.250%, 01/21/14 (e)	199,929

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
103,000	0.250%, 01/27/14 (e)	102,959
100,000	0.250%, 01/29/14 (e)	99,959
	Cancara Asset Securitization LLC,
325,000	0.200%, 01/27/14 (e)	324,897
244,000	0.200%, 01/31/14 (e)	243,917
	Commonwealth Bank of Australia,
100,000	0.170%, 01/03/14 (e)	99,984
115,000	0.206%, 12/23/13 (e)	114,997
175,000	0.234%, 12/29/13 (e)	175,000
44,000	0.236%, 12/30/13 (e)	44,000
162,000	0.237%, 12/21/13 (e)	161,986
170,000	0.241%, 12/23/13 (e)	169,992
203,000	0.248%, 02/23/14 (e)	203,000
300,000	0.248%, 12/27/13 (e)	300,000
499,300	0.248%, 01/29/14 (e)	499,300
25,000	0.269%, 12/13/13 (e)	25,000
250,000	0.270%, 12/04/13 (e)	250,000
11,000	Credit Agricole North America, Inc., 0.210%, 01/03/14	10,998
	Credit Suisse AG,
78,000	0.250%, 05/05/14	77,916
50,000	0.270%, 02/07/14	49,974
	DBS Bank Ltd.,
100,000	0.230%, 03/11/14 (e)	99,936
54,050	0.230%, 04/04/14 (e)	54,007
173,000	0.240%, 04/21/14 (e)	172,838
250,000	0.331%, 01/03/14 (e)	249,924
68,000	Deutsche Bank Financial LLC, 0.300%, 04/29/14	67,916
279,000	DNB Bank ASA, 0.260%, 01/21/14 (e)	278,897
198,000	Erste Abwicklungsanstalt, 0.195%, 02/28/14 (e)	197,905
	General Electric Capital Corp.,
100,000	0.070%, 12/02/13	100,000
280,000	0.170%, 12/10/13	279,988
196,000	0.220%, 04/29/14	195,821
176,500	0.220%, 04/25/14	176,344
235,000	0.240%, 04/15/14	234,788
65,000	Gotham Funding Corp., 0.190%, 01/06/14 (e)	64,988
120,000	Govco LLC, 0.200%, 02/26/14 (e)	119,942
	HSBC Bank plc,
250,000	0.258%, 12/18/13 (e)	250,000
276,000	0.278%, 02/17/14 (e)	276,000
255,000	0.281%, 02/15/14 (e)	255,000
	ING U.S. Funding LLC,
53,000	0.230%, 02/18/14	52,973
217,000	0.230%, 12/13/13	216,984
292,000	0.230%, 02/27/14	291,836
162,000	0.235%, 12/18/13	161,982
	Kells Funding LLC,
160,000	0.217%, 12/21/13 (e)	160,000
80,000	0.218%, 12/05/13 (e)	80,000
20,000	0.230%, 03/21/14	19,986
75,000	0.230%, 03/25/14	74,945
36,500	0.230%, 04/02/14	36,472
50,000	0.230%, 04/10/14 (e)	49,958
100,000	0.238%, 02/18/14 (e)	99,991
120,000	0.239%, 02/08/14 (e)	120,000
39,000	0.240%, 01/22/14 (e)	38,986
100,000	0.240%, 01/23/14	99,965
50,000	0.240%, 01/31/14	49,980
55,000	0.240%, 04/17/14	54,950
100,000	0.242%, 02/01/14 (e)	100,000
75,000	0.250%, 01/10/14 (e)	74,979
77,000	0.250%, 01/13/14 (e)	76,977
200,000	0.250%, 01/15/14 (e)	199,938
148,400	0.250%, 01/21/14	148,347
85,000	0.261%, 06/05/14	84,886
250,000	Landesbank Hessen-Thueringen Girozentrale, 0.200%, 01/06/14 (e)	249,950
	LMA Americas LLC,
50,000	0.230%, 01/16/14 (e)	49,985
78,000	0.250%, 12/09/13 (e)	77,996
52,000	0.260%, 12/19/13 (e)	51,993
71,000	0.260%, 12/24/13 (e)	70,988
	Macquarie Bank Ltd.,
30,000	0.200%, 01/23/14 (e)	29,991
90,000	0.200%, 01/24/14 (e)	89,973
50,000	0.200%, 01/31/14 (e)	49,983
120,000	0.200%, 02/06/14 (e)	119,955
180,000	0.200%, 02/24/14 (e)	179,915
163,000	0.205%, 02/20/14 (e)	162,925
52,000	Manhattan Asset Funding Co. LLC, 0.210%, 02/25/14 (e)	51,974
50,000	Matchpoint Master Trust, 0.341%, 03/18/14 (e)	49,949
	MetLife Short Term Funding LLC,
175,000	0.250%, 04/28/14 (e)	174,820
40,000	0.250%, 01/21/14 (e)	39,986
50,000	0.250%, 02/18/14 (e)	49,973

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
12,200	0.250%, 04/29/14 (e)	12,187
	Mont Blanc Capital Corp.,
63,000	0.220%, 03/10/14 (e)	62,962
55,383	0.250%, 12/09/13 (e)	55,380
	Natixis US Finance Co. LLC,
211,000	0.220%, 01/21/14	210,934
323,500	0.250%, 02/03/14	323,356
	Nederlandse Waterschapsbank N.V.,
435,000	0.241%, 01/30/14 (e)	435,000
95,000	0.266%, 02/01/14 (e)	95,012
	Newport Funding Corp.,
33,000	0.210%, 02/27/14 (e)	32,983
150,000	0.230%, 01/13/14 (e)	149,959
	Nieuw Amsterdam Receivables Corp.,
100,000	0.180%, 01/14/14 (e)	99,978
74,000	0.190%, 01/27/14 (e)	73,978
50,000	0.200%, 01/28/14 (e)	49,984
20,000	0.200%, 01/29/14 (e)	19,994
50,000	0.200%, 01/30/14 (e)	49,983
75,000	0.200%, 02/28/14 (e)	74,963
77,543	0.210%, 01/16/14 (e)	77,522
50,000	0.210%, 01/17/14 (e)	49,986
	Northern Pines Funding LLC,
55,000	0.250%, 02/28/14 (e)	54,966
100,000	0.290%, 12/16/13 (e)	99,988
2,035,000	NRW Bank, 0.090%, 12/03/13 (e)	2,034,990
50,000	Old Line Funding LLC, 0.230%, 05/23/14 (e)	49,945
120,000	Rabobank USA Financial Corp., 0.301%, 04/22/14	119,858
	Regency Markets No. 1 LLC,
145,500	0.140%, 12/16/13 (e)	145,492
75,000	0.140%, 12/17/13 (e)	74,995
163,162	0.150%, 12/27/13 (e)	163,144
790,000	Royal Bank of Canada, 0.296%, 12/07/13 (e)	790,000
18,000	Salisbury Receivables Co. LLC, 0.220%, 03/20/14 (e)	17,988
	Scaldis Capital LLC,
42,000	0.160%, 12/19/13 (e)	41,996
95,000	0.180%, 12/17/13 (e)	94,993
28,000	0.200%, 02/11/14 (e)	27,989
39,750	Sheffield Receivables Corp., 0.200%, 01/24/14 (e)	39,738
	Societe Generale North America, Inc.,
420,502	0.110%, 12/02/13	420,501
135,000	0.205%, 02/18/14	134,939
483,500	0.210%, 02/07/14	483,308
198,000	0.210%, 02/14/14	197,914
	Sumitomo Mitsui Banking Corp.,
500,000	0.260%, 02/05/14 (e)	499,762
256,000	0.260%, 02/20/14 (e)	255,850
385,400	Svenska Handelsbanken, Inc., 0.250%, 01/28/14 (e)	385,245
38,000	UBS Finance Delaware LLC, 0.230%, 05/07/14	37,962
	United Overseas Bank Ltd.,
126,000	0.220%, 04/14/14 (e)	125,897
155,000	0.240%, 04/07/14	154,869
	Versailles Commercial Paper LLC,
50,000	0.220%, 02/03/14 (e)	49,980
15,000	0.240%, 12/16/13 (e)	14,999
100,000	Victory Receivables Corp., 0.170%, 12/12/13 (e)	99,995
	Westpac Banking Corp.,
175,000	0.236%, 12/02/13 (e)	175,000
150,000	0.236%, 12/30/13 (e)	150,000
153,000	0.238%, 02/28/14 (e)	153,000
125,000	0.238%, 12/06/13 (e)	125,000
125,000	0.238%, 12/09/13 (e)	125,000
120,000	0.244%, 12/06/13 (e)	120,000
153,000	0.246%, 12/30/13 (e)	153,000
250,000	0.248%, 02/01/14 (e)	250,000
175,000	0.248%, 01/29/14 (e)	175,000
132,000	0.251%, 02/02/14 (e)	132,000
273,400	0.252%, 02/10/14 (e)	273,400
350,000	0.260%, 12/02/13 (e)	349,987
100,000	0.260%, 02/28/14 (e)	99,996
110,000	0.306%, 09/26/14 (e)	109,722
100,000	0.321%, 10/02/14 (e)	99,729
	Westpac Securities NZ Ltd.,
100,000	0.180%, 01/21/14 (e)	99,974
22,923	0.225%, 05/05/14 (e)	22,901
100,000	0.230%, 04/08/14 (e)	99,918
150,000	0.230%, 04/24/14 (e)	149,862
114,919	Working Capital Management Co., 0.220%, 01/17/14 (e)	114,886

	Total Commercial Paper (Cost $24,603,444)	24,603,444

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — 2.9%
Financials — 2.9%
	Capital Markets — 0.7%
770,000	ING Bank N.V., 0.268%, 12/28/13 (e)	770,000

	Commercial Banks — 1.5%
410,000	Bank of America N.A., 0.260%, 05/27/14	410,000
58,105	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (e)	58,218
434,000	Svenska Handelsbanken AB, 0.274%, 12/23/13 (e)	434,000
785,000	Wells Fargo Bank N.A., 0.304%, 12/09/13	785,000

		1,687,218

	Insurance — 0.7%
	Metropolitan Life Global Funding I
337,000	0.474%, 01/05/14 (e)	337,000
525,650	0.506%, 12/08/13 (e)	525,650

		862,650

	Total Corporate Notes (Cost $3,319,868)	3,319,868

Foreign Government Securities — 0.3%
	Export Development Canada
53,000	0.120%, 12/02/13 (e)	52,996
55,800	0.130%, 12/02/13 (e)	55,798
279,700	Kommunalbanken A.S., 0.160%, 12/02/13 (e)	279,700

	Total Foreign Government Securities (Cost $388,494)	388,494

Repurchase Agreements — 3.6%
175,000	BNP Paribas Securities Corp., 0.280%, dated 11/29/13, due 12/09/13, repurchase price $175,014, collateralized by Corporate Notes and Bonds, 1.750% - 10.125%, due 09/15/14 - 03/01/47, with a value of $183,750. (i)	175,000
200,000	BNP Paribas Securities Corp., 0.310%, dated 11/29/13, due 01/03/14, repurchase price $200,060, collateralized by Corporate Notes and Bonds, 0.000% - 7.700%, due 09/15/14 - 03/01/47 and Federal Home Loan Mortgage Corporation, 3.427%, due 10/25/20, with a value of $210,627. (i)	200,000
530,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 02/25/14, repurchase price $530,829, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 06/25/18 - 10/25/55, with a value of $556,501. (i)	530,000
420,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 03/04/14, repurchase price $420,709, collateralized by Corporate Notes and Bonds, 0.000% - 9.495%, due 03/20/17 - 08/25/58 and Federal Home Loan Mortgage Corp. 1.028% - 8.624%, due 01/25/19 - 01/25/41, with a value of $441,000. (i)	420,000
215,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 02/18/14, repurchase price $215,310, collateralized by Corporate Notes and Bonds, 0.256% - 6.000%, due 11/25/34 - 08/12/48, with a value of $225,776. (i)	215,000
190,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 11/29/13, due 01/17/14, repurchase price $190,166, collateralized by Corporate Notes and Bonds, 0.000% - 7.270%, due 03/06/20 - 06/25/58, with a value of $199,503. (i)	190,000
215,000	Credit Suisse First Boston USA, Inc., 0.670%, dated 11/29/13, due 12/03/13, repurchase price $215,016, collateralized by Corporate Notes and Bonds, 2.255% - 6.984%, due 04/25/35 - 01/25/46, with a value of $226,584.	215,000
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 11/29/13, due 02/18/14, repurchase price $275,210, collateralized by Corporate Notes and Bonds, 0.000% - 492.237%, due 12/15/13 - 12/31/99 and Municipal Debt Securities, 0.000% - 6.375%, due 08/01/17 - 06/01/52, with a value of $288,750. (i)	275,000
275,000	Deutsche Bank Securities, Inc., 0.340%, dated 11/29/13, due 02/03/14, repurchase price $275,171, collateralized by Corporate Notes and Bonds, 0.000% - 54.450%, due 03/15/14 - 12/31/99 and Municipal Debt Securities, 4.000% - 5.625%, due 12/01/17 - 01/01/52, with a value of $288,750. (i)	275,000
175,000	HSBC Securities USA, Inc., 0.180%, dated 11/29/13, due 12/02/13, repurchase price $175,003, collateralized by Corporate Notes and Bonds, 0.900% - 9.700%, due 12/16/13 - 09/15/43, with a value of $183,750.	175,000
65,000	HSBC Securities USA, Inc., 0.310%, dated 11/29/13, due 12/02/13, repurchase price $65,002, collateralized by Corporate Notes and Bonds, 0.623% - 6.875%, due 06/09/14 - 10/09/42, with a value of $68,251.	65,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
646,000	Merrill Lynch PFS, Inc., 0.560%, dated 11/29/13, due 12/02/13, repurchase price $646,030, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 01/24/14 - 10/20/10 and Federal National Mortgage Association, 0.000%, due 10/25/23, with a value of $678,175.	646,000
100,000	Merrill Lynch PFS, Inc., 0.730%, dated 11/29/13, due 01/04/14, repurchase price $100,073, collateralized by Corporate Notes and Bonds, 0.000% - 11.500%, due 02/25/16 - 10/08/47, with a value of $105,000. (i)	100,000
235,000	Royal Bank of Canada, 0.200%, dated 11/29/13, due 12/04/13, repurchase price $235,007, collateralized by Corporate Notes and Bonds, 0.000% - 9.625%, due 01/21/14 - 11/15/43, with a value of $246,860.	235,000
450,000	Royal Bank of Scotland, 0.930%, dated 11/29/13, due 12/11/13, repurchase price $450,139, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 06/25/23 - 07/27/50, with a value of $486,003. (i)	450,000

	Total Repurchase Agreements (Cost $4,166,000)	4,166,000

Time Deposits — 21.3%
	Australia & New Zealand Banking Group Ltd.,
1,000,000	0.050%, 12/02/13	1,000,000
750,000	0.080%, 12/03/13	750,000
1,000,000	0.080%, 12/04/13	1,000,000
636,075	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 12/02/13	636,075
1,000,000	Barclays Bank plc, 0.120%, 12/02/13	1,000,000
	Citibank N.A.,
1,349,575	0.120%, 12/04/13	1,349,575
	Credit Agricole Corporate and Investment Bank,
1,906,969	0.110%, 12/02/13	1,906,969
1,000,000	Credit Industriel et Commercial, 0.100%, 12/02/13	1,000,000
2,000,000	DNB Bank ASA, 0.050%, 12/02/13	2,000,000
799,575	DZ Bank AG, 0.060%, 12/02/13	799,575
978,575	ING Bank N.V., 0.130%, 12/02/13	978,575
500,000	Landesbank Hessen-Thueringen Girozentrale, 0.120%, 12/03/13	500,000
	Natixis S.A.,
374,587	0.080%, 12/02/13	374,587
2,063,154	0.100%, 12/02/13	2,063,154
	Nordea Bank Finland plc,
4,000,000	0.050%, 12/02/13	4,000,000
925,275	Skandinaviska Enskilda Banken AB, 0.060%, 12/02/13	925,275
333,601	Societe Generale, 0.100%, 12/02/13	333,601
2,500,000	Svenska Handelsbanken AB, 0.050%, 12/02/13	2,500,000
1,500,000	Swedbank AB, 0.080%, 12/02/13	1,500,000

	Total Time Deposits (Cost $24,617,386)	24,617,386

U.S. Government Agency Securities — 1.5%
	Federal Home Loan Bank,
38,000	0.120%, 02/20/14	37,998
100,000	0.125%, 04/11/14	99,983
207,000	0.125%, 09/03/14	206,911
32,700	0.160%, 03/28/14	32,683
58,400	0.160%, 03/28/14	58,396
37,305	0.170%, 03/21/14	37,305
114,450	0.170%, 04/01/14	114,449
155,300	0.170%, 07/23/14	155,288
65,450	0.180%, 07/18/14	65,449
123,200	0.190%, 07/22/14	123,186
84,100	0.190%, 07/23/14	84,104
376,000	0.190%, 07/25/14	375,961
48,905	Federal Home Loan Mortgage Corp., 1.000%, 08/27/14	49,196
	Federal National Mortgage Association,
18,539	2.750%, 03/13/14	18,673
303,400	VAR, 0.147%, 12/11/13	303,352

	Total U.S. Government Agency Securities (Cost $1,762,934)	1,762,934

U.S. Treasury Obligations — 1.4%
	U.S. Treasury Notes — 1.4%
275,000	0.750%, 06/15/14	275,867
300,000	1.000%, 01/15/14	300,298
225,000	1.250%, 03/15/14	225,677
279,000	1.250%, 04/15/14	280,117

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Notes — Continued
556,000	1.875%, 02/28/14	558,281

	Total U.S. Treasury Obligations (Cost $1,640,240)	1,640,240

	Total Investments — 98.9% (Cost $114,297,409) *	114,297,409
	Other Assets in Excess of Liabilities — 1.1%	1,302,835

	NET ASSETS — 100.0%	$115,600,244

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$114,297,409	$—	$114,297,409

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in US. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Collateralized Mortgage Obligation — 0.0% (g)
		Non-Agency CMO — 0.0% (g)
	94	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.416%, 03/25/36 (m) (Cost $94)	61

	Foreign Government Securities — 5.8%
		Italy Buoni Poliennali Del Tesoro, (Italy),
EUR	509	2.150%, 11/12/17	695
EUR	1,918	2.619%, 09/15/19	2,664
GBP	695	United Kingdom Gilt Inflation Linked, (United Kingdom), 2.500%, 07/26/16	3,871

		Total Foreign Government Securities (Cost $6,990)	7,230

	U.S. Treasury Obligations — 91.1%
		U.S. Treasury Inflation Indexed Bonds,
	2,735	0.625%, 02/15/43	2,196
	2,944	0.750%, 02/15/42	2,513
	2,426	1.750%, 01/15/28	2,966
	2,260	2.000%, 01/15/26	3,014
	1,240	2.120%, 02/15/40	1,540
	1,625	2.125%, 02/15/41	1,994
	3,495	2.375%, 01/15/25	5,093
	2,020	2.375%, 01/15/27	2,759
	1,921	2.500%, 01/15/29	2,514
	705	3.375%, 04/15/32 (m)	1,266
	1,380	3.625%, 04/15/28 (m)	2,696
	1,837	3.875%, 04/15/29 (m)	3,661
		U.S. Treasury Inflation Indexed Notes,
	5,586	0.125%, 04/15/16	6,079
	6,914	0.125%, 04/15/17	7,355
	5,652	0.125%, 01/15/22	5,724
	5,974	0.125%, 07/15/22	5,930
	7,035	0.125%, 01/15/23	6,859
	5,244	0.375%, 07/15/23	5,179
	1,875	0.500%, 04/15/15 (k)	2,063
	4,734	0.625%, 07/15/21	5,084
	4,925	1.125%, 01/15/21	5,638
	3,830	1.250%, 07/15/20	4,476
	1,111	1.375%, 07/15/18	1,324
	2,889	1.375%, 01/15/20	3,415
	2,902	1.625%, 01/15/15	3,656
	301	1.625%, 01/15/18	370
	3,126	1.875%, 07/15/15	3,956
	1,856	1.875%, 07/15/19	2,299
	2,985	2.000%, 01/15/16	3,752
	1,097	2.125%, 01/15/19	1,355
	1,030	2.375%, 01/15/17	1,323
	2,704	2.500%, 07/15/16	3,448
	1,392	2.625%, 07/15/17	1,781

		Total U.S. Treasury Obligations (Cost $109,827)	113,278

SHARES
	Short-Term Investment — 2.2%
		Investment Company — 2.2%
	2,731	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,731)	2,731

		Total Investments — 99.1% (Cost $119,642)	123,300
		Other Assets in Excess of Liabilities — 0.9%	1,104

		NET ASSETS — 100.0%	$124,404

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in US. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	Euro Bund	12/06/13	(963)	(27)
(11)	Euro-Bobl	12/06/13	(1,873)	(38)
(37)	10 Year U.S. Treasury Note	03/20/14	(4,639)	2
(5)	Ultra U.S. Treasury Bond	03/20/14	(695)	(4)
(45)	Short Gilt	03/27/14	(7,617)	1
(10)	5 Year U.S. Treasury Note	03/31/14	(1,209)	(1)

				(67)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 11/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,446	GBP
6,482	for EUR	Barclays Bank plc	12/04/13	9	#	9	#	—	(h)
10,738	EUR	BNP Paribas	12/04/13	15		15		—	(h)
19,140	EUR	Royal Bank of Scotland	12/04/13	26		26		—	(h)
6,321	GBP	TD Bank Financial Group	12/04/13	10		10		—	(h)

				60		60		—	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
505,000	EUR	BNP Paribas	12/04/13	682	686	(4)
1,970,588	EUR	Credit Suisse International	12/04/13	2,665	2,678	(13)
10,942	EUR	Royal Bank of Canada	12/04/13	15	15	— (h)
18,635	EUR	Societe Generale	12/04/13	25	25	— (h)
2,481,770	EUR	Goldman Sachs International	01/07/14	3,378	3,372	6
9,761	EUR	Westpac Banking Corp.	01/07/14	13	13	— (h)
2,424,979	GBP	Royal Bank of Scotland	12/04/13	3,871	3,969	(98)
2,413,212	GBP	Citibank, N.A.	01/07/14	3,941	3,947	(6)

				14,590	14,705	(115)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 11/30/13 of the currency being sold, and the value at 11/30/13 is the U.S. dollar market value of the currency being purchased.

Price Lock

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Note, 0.125%, 04/15/18	$103.62	4/15/2018	$11,000	$(66)

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including price locks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in US. Dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	5,990
Aggregate gross unrealized depreciation	(2,332)

Net unrealized appreciation/depreciation	3,658

Federal income tax cost of investments	119,642

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in US. Dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,731	$120,569	$—	$123,300
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6	$—	$6
Futures	3	—	—	3

Total Appreciation in Other Financial Instruments	$3	$6	$—	$9

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(121)	$—	$(121)
Futures	(70)	—	—	(70)
Price Lock	—	(66)	—	(66)

Total Depreciation in Other Financial Instruments	$(70)	$(187)	$—	$(257)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.7%
634	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 09/08/15	634
24,199	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	24,260
2,168	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 05/15/15	2,169

	Total Asset-Backed Securities (Cost $26,948)	27,063

Corporate Bonds — 18.0%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,471

	Automobiles — 0.2%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,208

	Media — 0.9%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	6,078
4,000	8.875%, 04/26/23	5,174
5,000	CBS Corp., 3.375%, 03/01/22	4,816
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,218
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,367
5,000	Time Warner Entertainment Co. LP, 8.375%, 03/15/23	5,781
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,380

		37,814

	Multiline Retail — 0.2%
5,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,646

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,155

	Total Consumer Discretionary	61,294

	Consumer Staples — 1.3%
	Beverages — 0.4%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,308
4,000	Beam, Inc., 1.875%, 05/15/17	4,019
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	5,775

		16,102

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	4,991
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,024

		11,015

	Food Products — 0.4%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,231
5,000	ConAgra Foods, Inc., 7.000%, 04/15/19	6,043
5,000	Mondelez International, Inc., 6.125%, 08/23/18	5,927

		18,201

	Household Products — 0.2%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,288

	Total Consumer Staples	51,606

	Energy — 1.5%
	Energy Equipment & Services — 0.1%
5,000	Halliburton Co., 3.250%, 11/15/21	5,003

	Oil, Gas & Consumable Fuels — 1.4%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,528
2,000	Apache Corp., 6.900%, 09/15/18	2,456
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,482
5,000	ConocoPhillips, 5.750%, 02/01/19	5,886
5,000	EOG Resources, Inc., 5.875%, 09/15/17	5,781
5,000	Marathon Oil Corp., 6.800%, 03/15/32	5,928
5,000	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	5,016
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,423
5,000	Total Capital S.A., (France), 2.300%, 03/15/16	5,183
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,134

		54,817

	Total Energy	59,820

	Financials — 7.4%
	Capital Markets — 1.6%
5,000	BlackRock, Inc., 5.000%, 12/10/19	5,728
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,085
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,793

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,767
	Goldman Sachs Group, Inc. (The),
5,000	6.125%, 02/15/33	5,582
10,000	7.500%, 02/15/19	12,319
5,000	Jefferies Group LLC, 8.500%, 07/15/19	6,100
	Morgan Stanley,
10,000	4.750%, 03/22/17	10,996
5,000	5.500%, 07/28/21	5,626
2,000	State Street Corp., 3.100%, 05/15/23	1,865
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,813

		67,674

	Commercial Banks — 1.7%
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	4,979
5,000	BB&T Corp., 3.200%, 03/15/16	5,253
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	2,049
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	10,649
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,433
4,000	KeyCorp, 5.100%, 03/24/21	4,417
5,000	PNC Funding Corp., 3.300%, 03/08/22	4,914
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	4,001
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,739
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,076
5,000	Wachovia Corp., 5.750%, 06/15/17	5,749
5,000	Wells Fargo & Co., Series M, 3.450%, 02/13/23	4,720
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,643

		68,622

	Consumer Finance — 0.9%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,192
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,613
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,198
5,000	HSBC Finance Corp., 5.000%, 06/30/15	5,306
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,777
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	5,045
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,136

		37,267

	Diversified Financial Services — 1.8%
15,000	Bank of America Corp., 7.625%, 06/01/19	18,758
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,820
4,000	6.875%, 03/05/38	5,006
	CME Group, Inc.,
5,000	3.000%, 09/15/22	4,776
2,000	5.300%, 09/15/43	2,094
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,742
10,000	6.750%, 03/15/32	12,393
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,839
5,000	NYSE Euronext, 2.000%, 10/05/17	5,045
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,138

		72,611

	Insurance — 1.0%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,919
5,000	Aflac, Inc., 8.500%, 05/15/19	6,490
2,000	American International Group, Inc., 4.125%, 02/15/24	2,021
5,000	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	5,764
5,000	MetLife, Inc., 5.700%, 06/15/35	5,541
4,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	4,277
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,369
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,945

		41,326

	Real Estate Investment Trusts (REITs) — 0.4%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,648
5,000	HCP, Inc., 5.375%, 02/01/21	5,493
2,000	ProLogis LP, 6.875%, 03/15/20	2,369
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,231

		18,741

	Total Financials	306,241

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care — 0.9%
	Biotechnology — 0.1%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,812

	Health Care Providers & Services — 0.5%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	4,688
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,242
5,000	Quest Diagnostics, Inc., 3.200%, 04/01/16	5,206
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	4,995

		20,131

	Pharmaceuticals — 0.3%
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,742
5,000	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	5,159

		10,901

	Total Health Care	36,844

	Industrials — 1.2%
	Aerospace & Defense — 0.3%
5,000	Boeing Co. (The), 6.125%, 02/15/33	5,956
5,000	United Technologies Corp., 6.125%, 02/01/19	5,996

		11,952

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	4,801

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	6,059

	Road & Rail — 0.7%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	5,666
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,135
5,000	CSX Corp., 5.600%, 05/01/17	5,663
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,634
4,000	Ryder System, Inc., 2.350%, 02/26/19	3,954

		27,052

	Total Industrials	49,864

	Information Technology — 0.9%
	Computers & Peripherals — 0.1%
5,000	EMC Corp., 2.650%, 06/01/20	4,947

	Electronic Equipment, Instruments & Components — 0.1%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	5,727

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 3.250%, 10/15/20	5,138

	IT Services — 0.2%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,426

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	5,037

	Software — 0.3%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,578
5,000	Oracle Corp., 5.750%, 04/15/18	5,844

		11,422

	Total Information Technology	38,697

	Materials — 0.8%
	Chemicals — 0.2%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,306
5,000	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	5,892

		8,198

	Metals & Mining — 0.6%
5,000	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	5,227
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,856
5,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	5,013
5,000	Nucor Corp., 5.750%, 12/01/17	5,706
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,263

		26,065

	Total Materials	34,263

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	5,840
5,000	5.500%, 02/01/18	5,683
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.607%, 06/15/30	7,055
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,302
	Verizon Communications, Inc.,
10,000	5.150%, 09/15/23	10,671
5,000	5.550%, 02/15/16	5,491

		40,042

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — 0.4%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,693
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,060
5,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	5,362

		16,115

	Total Telecommunication Services	56,157

	Utilities — 1.1%
	Electric Utilities — 0.7%
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,028
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,710
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,883
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,702
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	5,762
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	6,269

		28,354

	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,493
5,000	Southern California Gas Co., 5.750%, 11/15/35	5,857

		12,350

	Independent Power Producers & Energy Traders — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	997

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,716

	Total Utilities	45,417

	Total Corporate Bonds (Cost $756,106)	740,203

SHARES
Exchange Traded Fund — 3.9%
	Fixed Income — 3.9%
1,509	iShares Core Total U.S. Bond Market ETF (Cost $164,463)	162,127

Investment Companies — 61.3%
	Fixed Income — 61.3%
33,174	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	319,138
19,426	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	157,542
188	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	1,760
101,800	JPMorgan High Yield Fund, Class R6 Shares (b)	834,757
106,409	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares (b)	1,204,555

	Total Investment Companies (Cost $2,537,608)	2,517,752

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 14.7%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39	73,775
40,000	6.000%, 02/15/26 (m)	52,213
	U.S. Treasury Notes,
55,000	0.875%, 07/31/19	52,693
25,000	1.375%, 06/30/18	25,170
120,000	1.750%, 10/31/18	122,456
150,000	1.875%, 08/31/17	155,449
70,000	2.000%, 02/15/22	67,900
50,000	3.125%, 10/31/16	53,703

	Total U.S. Treasury Obligations (Cost $630,124)	603,359

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
40,827	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $40,827)	40,827

	Total Investments — 99.6% (Cost $4,156,076)	4,091,331
	Other Assets in Excess of Liabilities — 0.4%	17,847

	NET ASSETS — 100.0%	$4,109,178

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,760
Aggregate gross unrealized depreciation	(92,505)

Net unrealized appreciation/depreciation	$(64,745)

Federal income tax cost of investments	$4,156,076

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,720,706	$1,370,625	$—	$4,091,331

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 63.4%
	Consumer Discretionary — 14.3%
	Auto Components — 0.2%
430	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	447

	Automobiles — 1.0%
1,868	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	2,073

	Distributors — 0.2%
300	VWR Funding, Inc., 7.250%, 09/15/17	321

	Hotels, Restaurants & Leisure — 2.8%
125	Burger King Corp., 9.875%, 10/15/18 (m)	139
1,260	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	1,282
850	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	927
150	DineEquity, Inc., 9.500%, 10/30/18 (m)	167
	MGM Resorts International,
450	7.625%, 01/15/17	511
1,500	11.375%, 03/01/18	1,916
350	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	376
300	Vail Resorts, Inc., 6.500%, 05/01/19	318

		5,636

	Household Durables — 2.0%
1,538	Jarden Corp., 7.500%, 05/01/17	1,781
450	K. Hovnanian Enterprises, Inc., 6.250%, 01/15/16	470
650	KB Home, 9.100%, 09/15/17	761
505	Lennar Corp., Series B, 12.250%, 06/01/17	651
155	M/I Homes, Inc., 8.625%, 11/15/18	167
140	Standard Pacific Corp., 10.750%, 09/15/16	169

		3,999

	Internet & Catalog Retail — 0.2%
463	Sitel LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	499

	Media — 6.0%
1,705	AMC Entertainment, Inc., 8.750%, 06/01/19	1,824
775	Cablevision Systems Corp., 8.625%, 09/15/17 (m)	897
215	Cenveo Corp., 8.875%, 02/01/18 (m)	218
350	Clear Channel Communications, Inc., 9.000%, 12/15/19	357
	DISH DBS Corp.,
1,375	4.625%, 07/15/17 (m)	1,434
250	7.875%, 09/01/19	289
125	Lamar Media Corp., 7.875%, 04/15/18	133
875	LIN Television Corp., 8.375%, 04/15/18	932
60	Media General, Inc., 11.750%, 02/15/17	65
600	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	653
1,271	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,312
725	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	788
460	Regal Cinemas Corp., 8.625%, 07/15/19	495
440	Regal Entertainment Group, 9.125%, 08/15/18	481
655	Sinclair Television Group, Inc., 8.375%, 10/15/18	714
1,275	WMG Acquisition Corp., 11.500%, 10/01/18	1,476

		12,068

	Specialty Retail — 1.9%
2,300	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	2,572
1,200	J. Crew Group, Inc., 8.125%, 03/01/19	1,265
60	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	57

		3,894

	Total Consumer Discretionary	28,937

	Consumer Staples — 6.5%
	Beverages — 0.3%
450	Constellation Brands, Inc., 7.250%, 05/15/17	521

	Food & Staples Retailing — 1.2%
250	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	259
200	Michael Foods Group, Inc., 9.750%, 07/15/18	218
	Rite Aid Corp.,
750	8.000%, 08/15/20	840
250	10.250%, 10/15/19	281
237	SUPERVALU, Inc., 8.000%, 05/01/16	263
590	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	648

		2,509

	Food Products — 3.7%
1,945	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	2,126
775	Dean Foods Co., 7.000%, 06/01/16	868
1,947	Pilgrim’s Pride Corp., 7.875%, 12/15/18	2,122
225	Smithfield Foods, Inc., 7.750%, 07/01/17	262

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Food Products — Continued
	1,991	Sun Merger Sub, Inc., 5.250%, 08/01/18 (e)	2,081

			7,459

		Household Products — 1.3%
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	750	7.125%, 04/15/19	803
	1,325	8.500%, 05/15/18	1,400
	425	9.000%, 04/15/19	455

			2,658

		Total Consumer Staples	13,147

		Energy — 5.2%
		Energy Equipment & Services — 1.2%
	225	Hercules Offshore, Inc., 7.125%, 04/01/17 (e)	240
	300	Ocean Rig UDW, Inc., 9.500%, 04/27/16 (e)	320
	500	Parker Drilling Co., 9.125%, 04/01/18	534
	200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	214
	900	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	943
	200	SESI LLC, 7.125%, 12/15/21	222

			2,473

		Oil, Gas & Consumable Fuels — 4.0%
	500	Arch Coal, Inc., 8.750%, 08/01/16 (m)	513
	775	Chesapeake Energy Corp., 3.250%, 03/15/16	787
	960	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,056
	1,160	CONSOL Energy, Inc., 8.000%, 04/01/17 (m)	1,226
	250	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	276
	500	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (m)	535
	50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	54
	115	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e) (m)	120
	467	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	503
	100	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	109
	500	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	554
	175	Laredo Petroleum, Inc., 9.500%, 02/15/19	195
	500	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 04/01/18	530
	400	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	412
	110	Swift Energy Co., 7.125%, 06/01/17	112
	560	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	557
NOK	1,000	Teekay Corp., VAR, 6.430%, 10/09/15	166
	220	WPX Energy, Inc., 5.250%, 01/15/17	235

			7,940

		Total Energy	10,413

		Financials — 5.2%
		Capital Markets — 0.2%
		E*TRADE Financial Corp.,
	255	6.000%, 11/15/17	270
	125	6.750%, 06/01/16	135

			405

		Commercial Banks — 1.6%
	210	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	237
	1,625	CIT Group, Inc., 5.000%, 05/15/17	1,735
	1,130	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,163

			3,135

		Consumer Finance — 2.7%
		Ally Financial, Inc.,
	1,035	6.250%, 12/01/17	1,158
	905	VAR, 2.926%, 07/18/16	925
		General Motors Financial Co., Inc.,
	1,255	2.750%, 05/15/16 (e)	1,271
	28	3.250%, 05/15/18 (e)	28
	1,650	4.750%, 08/15/17 (e)	1,749
	345	SLM Corp., 4.625%, 09/25/17	357

			5,488

		Diversified Financial Services — 0.6%
	700	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	705
	244	MPH Intermediate Holding Co. 2, PIK, 9.125%, 08/01/18 (e)	253
	163	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	164

			1,122

		Insurance — 0.1%
	250	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	290

		Real Estate Investment Trusts (REITs) — 0.0% (g)
	60	Felcor Lodging LP, 6.750%, 06/01/19	64

		Total Financials	10,504

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Health Care — 4.7%
	Health Care Equipment & Supplies — 1.4%
150	Alere, Inc., 7.250%, 07/01/18	164
2,450	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	2,757

		2,921

	Health Care Providers & Services — 1.9%
450	DaVita HealthCare Partners, Inc., 6.375%, 11/01/18	473
850	MultiPlan, Inc., 9.875%, 09/01/18 (e)	939
1,890	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	2,021
350	Universal Health Services, Inc., 7.000%, 10/01/18	375

		3,808

	Pharmaceuticals — 1.4%
1,650	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,678
110	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	119
	Valeant Pharmaceuticals International,	187
175	6.750%, 10/01/17 (e)
810	6.875%, 12/01/18 (e)	869

		2,853

	Total Health Care	9,582

	Industrials — 5.5%
	Aerospace & Defense — 0.0% (g)
60	TransDigm, Inc., 7.750%, 12/15/18	65

	Airlines — 0.6%
904	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	974
12	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	13
171	Continental Airlines 2012-3 Class C Pass- Through Certificates, 6.125%, 04/29/18	177

		1,164

	Building Products — 0.6%
175	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	192
935	USG Corp., 6.300%, 11/15/16	1,005

		1,197

	Commercial Services & Supplies — 1.1%
710	ADT Corp. (The), 2.250%, 07/15/17	690
71	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	74
300	Deluxe Corp., 7.000%, 03/15/19	322
210	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	209
370	ILFC E-Capital Trust I, VAR, 5.350%, 12/21/65 (e)	327
218	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	219
	R.R. Donnelley & Sons Co.,	163
150	6.125%, 01/15/17
175	7.250%, 05/15/18	198
100	8.600%, 08/15/16 (m)	116

		2,318

	Construction & Engineering — 0.2%
393	Tutor Perini Corp., 7.625%, 11/01/18	421

	Electrical Equipment — 0.5%
920	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	973

	Machinery — 0.3%
225	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	250
215	SPX Corp., 6.875%, 09/01/17	242
170	Victor Technologies Group, Inc., 9.000%, 12/15/17	182

		674

	Marine — 0.2%
324	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	350
	Road & Rail — 1.0%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,	210
200	4.875%, 11/15/17
83	9.750%, 03/15/20	97
1,550	VAR, 2.988%, 12/01/17 (e)	1,546
75	Hertz Corp. (The), 7.500%, 10/15/18	81

		1,934

	Trading Companies & Distributors — 1.0%
	Aircastle Ltd., (Bermuda),	65
60	6.250%, 12/01/19
175	6.750%, 04/15/17	194
275	HD Supply, Inc., 8.125%, 04/15/19	307
	International Lease Finance Corp.,
950	8.750%, 03/15/17	1,117
285	8.875%, 09/01/17	341
19	VAR, 2.204%, 06/15/16	19
50	United Rentals North America, Inc., 9.250%, 12/15/19	56

		2,099

	Total Industrials	11,195

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Information Technology — 2.8%
	Communications Equipment — 0.1%
275	Goodman Networks, Inc., 13.125%, 07/01/18 (e)	290

	Computers & Peripherals — 0.8%
1,650	Seagate HDD Cayman, (Cayman Islands), 3.750%, 11/15/18 (e)	1,664

	Electronic Equipment, Instruments & Components — 0.2%
375	Brightstar Corp., 9.500%, 12/01/16 (e)	414

	Internet Software & Services — 0.5%
500	Bankrate, Inc., 6.125%, 08/15/18 (e)	524
535	IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	546

		1,070

	IT Services — 1.0%
800	First Data Corp., 7.375%, 06/15/19 (e)	857
690	iGATE Corp., 9.000%, 05/01/16	737
300	SunGard Data Systems, Inc., 6.625%, 11/01/19	313

		1,907

	Semiconductors & Semiconductor Equipment — 0.2%
400	NXP B.V./NXP Funding LLC, (Netherlands), 3.500%, 09/15/16 (e)	413

	Total Information Technology	5,758

	Materials — 8.4%
	Chemicals — 1.0%
200	Ashland, Inc., 3.000%, 03/15/16	204
110	Celanese US Holdings LLC, 6.625%, 10/15/18 (m)	118
725	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	730
175	Olin Corp., 8.875%, 08/15/19	191
200	OMNOVA Solutions, Inc., 7.875%, 11/01/18	215
100	PolyOne Corp., 7.375%, 09/15/20	111
350	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	362

		1,931

	Construction Materials — 1.4%
	Cemex S.A.B. de C.V., (Mexico),
825	VAR, 4.999%, 10/15/18 (e)	860
1,125	VAR, 5.248%, 09/30/15 (e) (m)	1,153
100	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	102
	Vulcan Materials Co.,
380	6.400%, 11/30/17	418
200	6.500%, 12/01/16	223

		2,756

	Containers & Packaging — 1.4%
660	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e) (m)	710
200	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 7.375%, 10/15/17 (e)	215
	Berry Plastics Corp.,
200	9.500%, 05/15/18	216
675	9.750%, 01/15/21 (m)	785
720	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	738
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	109
125	Sealed Air Corp., 8.125%, 09/15/19 (e)	141

		2,914

	Metals & Mining — 4.4%
625	Aleris International, Inc., 7.625%, 02/15/18	663
	APERAM, (Luxembourg),
600	7.375%, 04/01/16 (e)	620
350	7.750%, 04/01/18 (e)	361
	ArcelorMittal, (Luxembourg),
150	4.250%, 03/01/16	156
795	5.111%, 02/25/17 (m)	844
1,600	6.125%, 06/01/18	1,738
230	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	239
	Commercial Metals Co.,	315
285	6.500%, 07/15/17
875	7.350%, 08/15/18	997
	FMG Resources August 2006 Pty Ltd., (Australia),
225	6.000%, 04/01/17 (e)	239
300	6.375%, 02/01/16 (e)	312
925	6.875%, 02/01/18 (e)	977
830	7.000%, 11/01/15 (e)	860
500	Novelis, Inc., (Canada), 8.375%, 12/15/17	534

		8,855

	Paper & Forest Products — 0.2%
400	Clearwater Paper Corp., 7.125%, 11/01/18	430

	Total Materials	16,886

	Telecommunication Services — 9.5%
	Diversified Telecommunication Services — 7.3%
35	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	34
1,280	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 04/30/20	1,398
1,400	CenturyLink, Inc., 5.150%, 06/15/17	1,498

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — Continued
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	137
649	Embarq Corp., 7.082%, 06/01/16	727
500	Frontier Communications Corp., 8.125%, 10/01/18	578
1,475	Intelsat Jackson Holdings S.A., (Luxembourg), 8.500%, 11/01/19	1,617
325	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18 (e)	340
2,610	Level 3 Communications, Inc., 11.875%, 02/01/19	3,021
207	Level 3 Financing, Inc., 10.000%, 02/01/18	221
865	VAR, 3.835%, 01/15/18 (e)	872
100	VAR, 4.146%, 02/15/15	100
1,575	PAETEC Holding Corp., 9.875%, 12/01/18	1,760
120	Sprint Capital Corp., 6.900%, 05/01/19	130
1,310	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	1,366
800	Virgin Media Secured Finance plc, (United Kingdom), 6.500%, 01/15/18	829
150	Windstream Corp., 7.875%, 11/01/17	172

		14,800

	Wireless Telecommunication Services — 2.2%
200	Cricket Communications, Inc., 7.750%, 10/15/20	229
200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	219
900	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	936
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	269
1,500	Sprint Communications, Inc., 8.375%, 08/15/17	1,741
	T-Mobile USA, Inc.,
576	5.250%, 09/01/18 (e)	600
369	6.464%, 04/28/19	393

		4,387

	Total Telecommunication Services	19,187

	Utilities — 1.3%
	Independent Power Producers & Energy Traders — 1.3%
210	Calpine Corp., 7.875%, 07/31/20 (e) (m)	230
	GenOn Energy, Inc.,	233
210	7.875%, 06/15/17
1,500	9.875%, 10/15/20	1,684
500	NRG Energy, Inc., 7.625%, 05/15/19	531

	Total Utilities	2,678

	Total Corporate Bonds (Cost $127,903)	128,287

Preferred Security — 0.1% (x)
	Financials — 0.1%
	Commercial Banks — 0.1%
230	Wachovia Capital Trust III, VAR, 5.570%, 01/21/14 (Cost $230)	214

SHARES
Preferred Stock — 0.4%
	Financials — 0.4%
	Insurance — 0.4%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.364%, 12/30/13 (a) (Cost $848) @	855

PRINCIPAL AMOUNT($)
Loan Assignments — 33.0%
	Consumer Discretionary — 9.2%
	Hotels, Restaurants & Leisure — 2.9%
504	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.488%, 01/28/18	479
325	Caesars Entertainment Resort Properties LLC, Term Loan B, VAR, 7.000%, 10/11/20	319
850	Golden Nugget, Inc., Term Loan B, VAR, 11/15/19 ^	857
	Hilton Worldwide Finance LLC, Initial Term Loan,
782	VAR, 4.000%, 10/26/20	784
284	VAR, 4.000%, 10/26/20	285
266	VAR, 4.000%, 10/26/20	267
1,000	Intrawest, 1st Lien Term Loan, VAR, 11/23/20 ^	1,001
108	Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	109
850	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 11/08/19 ^	860
450	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19 ^	452
369	Station Casinos, Term Loan, VAR, 5.000%, 03/01/20 ^	373

		5,786

	Household Durables — 0.2%
76	Tempur-Pedic, Term B Loan, VAR, 3.500%, 03/18/20	76

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Household Durables — Continued
	Waddington Group, Inc., 1st Lien Term Loan,
252	VAR, 4.500%, 06/07/20	254
7	VAR, 5.500%, 06/07/20	7
	Waddington Group, Inc., USD Term Loans—US Borrower,
137	VAR, 4.500%, 06/07/20	138
4	VAR, 5.500%, 06/07/20	4

		479

	Leisure Equipment & Products — 0.1%
298	Leslie’s Poolmart, Inc., Tranche B Term Loan, VAR, 5.250%, 10/16/19 ^	298

	Media — 3.7%
300	Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16	289
720	Clear Channel Communications, Inc., Term Loan D, VAR, 6.914%, 01/23/19 ^	679
479	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	480
96	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 09/24/20	96
338	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	340
2,399	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	2,400
2,217	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	2,159
800	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	799

		7,242

	Multiline Retail — 1.0%
	Hudson’s Bay Co., 1st Lien Initial Term Loan,
650	VAR, 4.750%, 11/04/20	658
150	VAR, 4.750%, 11/04/20	152
100	VAR, 4.750%, 11/04/20	101
100	VAR, 4.750%, 11/04/20	101
999	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18 ^	976

		1,988

	Specialty Reail — 1.3%
	Gymboree Corp. (The), Initial Term Loan (A & R),
47	VAR, 5.000%, 02/23/18 ^	46
1,778	VAR, 5.000%, 02/23/18 ^	1,722
	J. Crew, Term Loan B,
153	VAR, 4.000%, 03/07/18	154
76	VAR, 4.000%, 03/07/18	76
69	VAR, 4.000%, 03/07/18	69
600	Neiman Marcus Group, Inc., Term Loan, VAR, 5.000%, 10/25/20	604

		2,671

	Total Consumer Discretionary	18,464

	Consumer Staples — 4.5%
	Food & Staples Retailing — 1.2%
175	Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	176
	Albertsons LLC, Term Loan B2,
925	VAR, 03/21/19 ^	922
273	VAR, 4.750%, 03/21/19	273
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21 ^	654
399	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	400

		2,425

	Food Products — 3.3%
200	Del Monte Corp., Term Loan, VAR, 4.000%, 03/08/18	201
	Dole Food Co., Inc., Tranche B Term Loan,
3,069	VAR, 4.500%, 11/01/18 ^	3,082
69	VAR, 4.500%, 11/01/18	69
69	VAR, 4.500%, 11/01/18	69
69	VAR, 4.500%, 11/01/18	70
69	VAR, 4.500%, 11/01/18	70
69	VAR, 4.500%, 11/01/18	70
69	VAR, 4.500%, 11/01/18	70
35	VAR, 4.500%, 11/01/18	35
	New HB Acquisition, LLC, Term B Loan,
12	VAR, 6.750%, 04/09/20	12
133	VAR, 6.750%, 04/09/20	137
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
2,120	VAR, 3.250%, 04/29/20 ^	2,117
5	VAR, 3.250%, 04/29/20 ^	5
	Pinnacle Foods Finance LLC, Tranche H Term Loan,
549	VAR, 3.250%, 04/29/20 ^	548
1	VAR, 3.250%, 04/29/20	1

		6,556

	Total Consumer Staples	8,981

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Energy — 3.7%
	Energy Equipment & Services — 1.0%
100	Drillships Financing Holding, Inc., Tranche B-2 Term Loan, VAR, 5.500%, 07/15/16	101
375	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 ^	378
164	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	164
460	Shelf Drilling Midco Ltd., Term Loan, VAR, 9.500%, 10/01/18 ^	466
949	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	966

		2,075

	Oil, Gas & Consumable Fuels — 2.7%
99	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/28/18	101
449	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	438
875	Energy Transfer Equity LP, Term Loan, VAR, 11/13/19 ^	873
1,005	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 ^	1,024
359	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	361
1,000	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 ^	1,004
433	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	440
310	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	312
700	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	697

		5,250

	Total Energy	7,325

	Financials — 1.4%
	Capital Markets — 0.5%
495	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	494
	Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan,
489	VAR, 4.250%, 07/22/20	493
1	VAR, 4.250%, 07/22/20	1
109	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	109

		1,097

	Consumer Finance — 0.2%
425	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	426

	Diversified Financial Services — 0.6%
165	Ascensus, Inc., 1st Lien Term Loan, VAR, 11/15/19 ^	166
40	Ascensus, Inc., 2nd Lien Term Loan, VAR, 11/15/20 ^	41
1,000	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19 ^	956

		1,163

	Insurance — 0.1%
228	HUB International Ltd., Initial Term Loan, VAR, 4.750%, 10/02/20	230

	Total Financials	2,916

	Health Care — 2.0%
	Biotechnology — 0.2%
349	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	351

	Health Care Equipment & Supplies — 0.2%
	Biomet, Inc., Dollar Term B-2 Loan,
5	VAR, 3.664%, 07/25/17 ^	5
149	VAR, 3.666%, 07/25/17 ^	151
102	VAR, 3.666%, 07/25/17 ^	102
84	VAR, 3.751%, 07/25/17 ^	84
144	Kinetic Concepts, Inc., Dollar Term D-1 Loan, VAR, 4.500%, 05/04/18	146

		488

	Health Care Providers & Services — 0.7%
110	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	110
675	inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	667
135	Multiplan, Inc., Term Loan B, VAR, 4.000%, 08/26/17	136
498	National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17 ^	500

		1,413

	Pharmaceuticals — 0.9%
	Aptalis Pharma, Inc., Term B Loan,
721	VAR, 6.000%, 10/02/20 ^	726
665	VAR, 6.000%, 10/02/20 ^	672
400	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	405

		1,803

	Total Health Care	4,055

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Industrials — 3.5%
		Airlines — 0.2%
397		Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	398

		Building Products — 0.3%
300		MacDermid, Tranche B 1st Lien Term Loan, VAR, 3.164%, 06/07/20 ^	302
400		Norcraft Cos., Inc., 1st Lien Term Loan B, VAR, 11/15/20 ^	402

			704

		Commercial Services & Supplies — 1.1%
700		Garda World Security Corp., Term Loan B, VAR, 4.000%, 10/30/20 ^	702
		Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
266		VAR, 5.414%, 06/30/17	267
138		VAR, 5.414%, 06/30/17	138
58		VAR, 5.414%, 06/30/17	58
530		Multi Packaging Solutions, Inc., Initial Term Loan, VAR, 4.250%, 08/17/20	532
150		Pacific Industrial Services BidCo Pty Ltd., Term B Loan, VAR, 5.000%, 10/02/18	152
100		Wastequip, Inc., Term Loan, VAR, 5.500%, 08/09/19	100

			1,949

		Construction & Engineering — 0.0% (g)
100		United States Infrastructure Corp., Inc., Term Loan, VAR, 4.750%, 07/10/20	100

		Machinery — 0.4%
169		Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	169
99		Edwards Ltd., Term Loan, VAR, 4.500%, 03/26/20	99
633		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18 ^	635

			903

		Marine — 0.9%
109		American Petroleum Tankers, Term Loan B, VAR, 4.750%, 10/02/19	109
1,055		Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	1,068
500		State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	504

			1,681

		Road & Rail — 0.0% (g)
		Ozburn-Hessey Logistics LLC, Term Loan,
100		VAR, 6.750%, 05/22/19	100
—	(h)	VAR, 7.750%, 05/22/19	—	(h)

			100

		Trading Companies & Distributors — 0.6%
1,250		MRC Global Inc., Term Loan B, VAR, 11/11/19 ^	1,259

		Total Industrials	7,094

		Information Technology — 3.3%
		Communications Equipment — 0.5%
478		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	482
448		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17	429

			911

		Computers & Peripherals — 1.2%
2,450		Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20 ^	2,423
119		MEI, Inc., 1st Lien Term Loan, VAR, 5.000%, 08/21/20	120

			2,543

		Electronic Equipment, Instruments & Components — 0.1%
229		CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	228

		Internet Software & Services — 0.2%
478		Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/16/18	479

		IT Services — 0.4%
730		First Data Corp., 2017 New Dollar Term Loan, VAR, 4.167%, 03/24/17	732

		Semiconductors & Semiconductor Equipment — 0.4%
229		Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	231
300		Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	304
228		NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	228

			763

		Software — 0.5%
440		BMC Software, Initial U.S. Term Loan, VAR, 5.000%, 09/10/20	442

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Software — Continued
91	Flexera Software, Term Loan B, VAR, 5.000%, 03/13/19	91
500	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18 ^	505

		1,038

	Total Information Technology	6,694

	Materials — 2.4%
	Chemicals — 0.5%
54	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	54
209	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	211
459	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19 ^	461
93	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	94
106	Tronox, Term Loan, VAR, 4.500%, 03/19/20	107

		927

	Construction Materials — 0.3%
525	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	527
50	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	51

		578

	Metals & Mining — 1.1%
	Bowie Resource Partners LLC, 1st Lien Term Loan,
5	VAR, 6.750%, 08/16/20	5
395	VAR, 6.750%, 08/16/20	397
150	Fairmount Minerals Ltd., Tranche Term B-2 Loan, VAR, 5.000%, 09/05/19	151
30	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	30
850	FMG Resources Pty Ltd., Term Loan B, VAR, 07/01/19 ^	857
	Murray Energy Corp., Term Loan B,
800	VAR, 12/15/19 ^	806
200	VAR, 4.750%, 05/24/19	201

		2,447

	Paper & Forest Products — 0.5%
980	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.500%, 08/28/20 ^	975

	Total Materials	4,927

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.6%
	Cincinnati Bell, Inc., Tranche B Term Loan,
345	VAR, 4.000%, 09/10/20 ^	345
345	VAR, 4.000%, 09/10/20 ^	345
345	VAR, 4.000%, 09/10/20 ^	345
	Integra Telecom Holdings, Inc., Term Loan,
30	VAR, 5.250%, 02/22/19	30
30	VAR, 5.250%, 02/22/19	30
70	Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	70
1,110	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	1,108
775	Virgin Media, Term Loan B, VAR, 3.500%, 06/07/20 ^	775
250	Zayo Group LLC, Term Loan, VAR, 4.500%, 07/02/19 ^	250

		3,298

	Wireless Telecommunication Services — 0.5%
229	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	230
750	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	752

		982

	Total Telecommunication Services	4,280

	Utilities — 0.9%
	Independent Power Producers & Energy Traders — 0.9%
200	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	197
350	Calpine Corp., Term Loan, VAR, 10/21/20 ^	352
1,000	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	1,001
340	EFS Cogen Holdings I LLC, Term Loan, VAR, 10/16/19 ^	340

	Total Utilities	1,890

	Total Loan Assignments (Cost $66,494)	66,626

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 14.1%
	Investment Company — 14.1%
28,434	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $28,434)	28,434

	Total Investments — 111.0% (Cost $223,909)	224,416
	Liabilities in Excess of Other Assets — (11.0)%	(22,321)

	NET ASSETS — 100.0%	$202,095

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
1,000,000	NOK	State Street Corp.	12/20/13	$164	$163	$1

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.
@	—

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of

November 30, 2013.

^	—	All or a portion of the security is unsettled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$962
Aggregate gross unrealized depreciation	(455)

Net unrealized appreciation/depreciation	$507

Federal income tax cost of investments	$223,909

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$28,937	$—	$28,937
Consumer Staples	—	13,147	—	13,147
Energy	—	10,413	—	10,413

JP Morgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Financials	$—	$10,504	$—		$10,504
Health Care	—	9,582	—		9,582
Industrials	—	10,031	1,164		11,195
Information Technology	—	5,758	—		5,758
Materials	—	16,886	—		16,886
Telecommunication Services	—	19,187	—		19,187
Utilities	—	2,678	—		2,678

Total Corporate Bonds	—	127,123	1,164		128,287

Preferred Securities
Financials	—	214	—		214
Preferred Stock
Financials	—	855	—		855

Loan Assignments
Consumer Discretionary	—	18,464	—		18,464
Consumer Staples	—	8,981	—		8,981
Energy	—	7,325	—		7,325
Financials	—	2,916	—		2,916
Health Care	—	4,055	—		4,055
Industrials	—	7,094	—		7,094
Information Technology	—	6,694	—		6,694
Materials	—	4,927	—		4,927
Telecommunication Services	—	4,280	—		4,280
Utilities	—	1,890	—		1,890

Total Loan Assignments	—	66,626	—		66,626

Short-Term Investment
Investment Company	28,434	—	—		28,434

Total Investments in Securities	$28,434	$194,818	$1,164	*	$224,416

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1	$—		$1

*	Level 3 securities are valued by brokers. At November 30, 2013, the value of these securities was approximately $1,164,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between any levels during the period ended November 30, 2013.

JP Morgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Short Duration High Yield Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Corporate Bonds - Industrials	$—	$—	$2	$(2)	$1,165	$(1)	$—	$—	$1,164

Total	$—	$—	$2	$(2)	$1,165	$(1)	$—	$—	$1,164

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,000).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.0%
1,408	ABFC Trust, Series 2005-OPT1, Class A2C, VAR, 0.526%, 07/25/35	1,374
	Accredited Mortgage Loan Trust,
4,645	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	4,437
7,210	Series 2006-2, Class A3, VAR, 0.316%, 09/25/36	6,946
	ACE Securities Corp. Home Equity Loan Trust,
2,236	Series 2005-HE4, Class M1, VAR, 0.666%, 07/25/35	2,219
3,796	Series 2005-HE7, Class A1B2, VAR, 0.466%, 11/25/35	3,507
3,593	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.441%, 08/25/33	3,496
1,803	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.793%, 12/15/33	1,701
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.411%, 01/25/35	8,810
4,357	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,637
	Centex Home Equity Loan Trust,
4,730	Series 2005-A, Class M2, VAR, 0.666%, 01/25/35	4,210
799	Series 2005-C, Class AF6, SUB, 4.250%, 06/25/35	787
2,316	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,310
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.496%, 01/25/36	4,835
1,620	Series 2007-AMC1, Class A2A, VAR, 0.216%, 12/25/36	735
330	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	333
1,454	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.991%, 03/25/34	1,397
991	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	985
	GSAMP Trust,
9,084	Series 2006-FM2, Class A2D, VAR, 0.406%, 09/25/36	3,788
10,153	Series 2006-NC1, Class A2, VAR, 0.346%, 02/25/36	9,506
2,500	HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,566
	Home Equity Asset Trust,
866	Series 2005-2, Class M2, VAR, 0.886%, 07/25/35	861
18,100	Series 2005-8, Class M1, VAR, 0.596%, 02/25/36	15,267
3,326	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 1.291%, 11/25/34	3,056
2,966	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.096%, 09/25/35	2,705
7,146	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.316%, 12/25/36	6,159
3,838	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.021%, 07/25/34	3,673
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e) (i)	24,299
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.036%, 11/25/34	7,388
1,970	Series 2005-WMC5, Class M4, VAR, 1.126%, 06/25/35	1,845
10,489	Series 2006-HE4, Class A3, VAR, 0.316%, 06/25/36	6,850
1,107	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.336%, 02/25/36	1,083
	New Century Home Equity Loan Trust,
103	Series 2003-5, Class AI7, VAR, 5.089%, 11/25/33	106
6,400	Series 2005-3, Class M1, VAR, 0.646%, 07/25/35	6,350
3,430	Series 2005-4, Class M2, VAR, 0.676%, 09/25/35	2,920
7,937	Series 2005-C, Class A2C, VAR, 0.416%, 12/25/35	7,365
12,600	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.656%, 05/25/35	11,427
2,954	NYMT Residential LLC, Series 2013- RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (i)	2,954
4,305	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.021%, 11/25/34	4,172

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
6,289	Series 2004-WHQ2, Class M2, VAR, 1.111%, 02/25/35	6,228
2,045	Series 2005-WHQ3, Class M1, VAR, 0.586%, 06/25/35	2,035
15,041	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005- WHQ3, Class M2, VAR, 0.616%, 06/25/35	14,230
	RASC Trust,
1,530	Series 2005-KS6, Class M2, VAR, 0.616%, 07/25/35	1,508
4,886	Series 2006-KS1, Class A4, VAR, 0.466%, 02/25/36	4,719
	Renaissance Home Equity Loan Trust,
3,016	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	3,058
548	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	494
	Saxon Asset Securities Trust,
2,490	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,412
3,070	Series 2006-2, Class A3C, VAR, 0.316%, 09/25/36	2,692
7,361	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	7,230
9,847	Structured Asset Investment Loan Trust, Series 2003-BC5, Class M1, VAR, 1.291%, 06/25/33	9,259
6,014	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.526%, 11/25/35	5,986
3,743	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	3,796
2,483	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	2,529

	Total Asset-Backed Securities (Cost $226,391)	242,235

Collateralized Mortgage Obligations — 5.3%
	Agency CMO — 2.7%
	Federal Home Loan Mortgage Corp. REMIC,
3,410	Series 2906, Class SW, IF, IO, 6.532%, 11/15/34	226
31,442	Series 3045, Class DI, IF, IO, 6.562%, 10/15/35	5,273
10,602	Series 3155, Class PS, IF, IO, 6.982%, 05/15/36	1,576
657	Series 3171, Class OJ, PO, 5.601%, 06/15/36	497
3,820	Series 3218, Class AS, IF, IO, 6.412%, 09/15/36	653
6,738	Series 3236, Class IS, IF, IO, 6.482%, 11/15/36	990
16,588	Series 3240, Class S, IF, IO, 6.452%, 11/15/36	2,589
4,669	Series 3244, Class SB, IF, IO, 6.492%, 11/15/36	794
1,820	Series 3279, Class SD, IF, IO, 6.262%, 02/15/37	258
3,477	Series 3370, Class SH, IF, IO, 6.282%, 10/15/37	498
9,808	Series 3387, Class SB, IF, IO, 6.252%, 11/15/37	1,351
5,804	Series 3628, Class A, 5.000%, 06/15/38	5,938
5,186	Series 3673, Class SA, IF, IO, 6.252%, 05/15/40	710
9,946	Series 3692, Class PS, IF, IO, 6.432%, 05/15/38	1,265
17,054	Series 3737, Class LI, IO, 4.500%, 05/15/24	1,526
15,616	Series 3819, Class SH, IF, IO, 6.302%, 06/15/40	2,387
5,606	Series 3827, Class H, 4.000%, 09/15/37	5,696
11,094	Series 3835, Class KA, 4.000%, 05/15/37	11,457
7,922	Series 3845, Class KP, 4.000%, 04/15/38	8,049
2,858	Series 3877, Class EL, 4.000%, 08/15/38	2,888
863	Series 3877, Class EM, 4.000%, 08/15/38	868
10,094	Series 3884, Class AD, 4.000%, 08/15/38	10,258
994	Series 3939, Class JA, 4.000%, 12/15/37	1,003
9,098	Series 3960, Class SJ, IF, IO, 6.482%, 08/15/40	1,831
16,755	Series 3973, Class SG, IF, IO, 6.482%, 04/15/30	2,703
5,628	Series 3976, Class AI, IO, 3.500%, 08/15/29	573
14,864	Series 3984, Class NS, IF, IO, 6.432%, 01/15/40	2,573
21,428	Series 3989, Class SJ, IF, IO, 5.782%, 01/15/42	4,395
31,438	Series 3997, Class HS, IF, IO, 6.382%, 03/15/38	5,720

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,536	Series 4001, Class SD, IF, IO, 7.032%, 02/15/36	1,849
8,305	Series 4010, Class JS, IF, IO, 6.432%, 03/15/32	1,677
12,000	Series 4013, Class SB, IF, IO, 6.282%, 03/15/42	2,479
41,885	Series 4019, Class SC, IF, IO, 6.282%, 03/15/42	8,723
67,585	Series 4027, Class SL, IF, IO, 5.752%, 04/15/42	14,305
28,658	Series 4027, Class SW, IF, IO, 5.752%, 04/15/42	5,683
15,340	Series 4033, Class SC, IF, IO, 6.382%, 10/15/36	3,192
22,556	Series 4047, Class SC, IF, IO, 6.532%, 04/15/31	4,371
46,163	Series 4050, Class EI, IO, 4.000%, 02/15/39	8,403
34,701	Series 4057, Class BS, IF, IO, 5.882%, 09/15/39	6,275
169,991	Series 4057, Class SA, IF, IO, 5.882%, 04/15/39	33,452
72,604	Series 4059, Class SP, IF, IO, 6.382%, 06/15/42	16,178
14,267	Series 4061, Class HS, IF, IO, 6.532%, 08/15/31	2,709
35,407	Series 4061, Class SA, IF, IO, 6.382%, 06/15/42	7,514
9,618	Series 4077, Class SM, IF, IO, 6.532%, 08/15/40	2,078
13,507	Series 4080, Class SA, IF, IO, 5.832%, 07/15/42	2,816
75,347	Series 4084, Class GS, IF, IO, 5.882%, 04/15/39	14,927
24,208	Series 4086, Class TS, IF, IO, 5.932%, 04/15/37	4,474
23,438	Series 4097, Class SL, IF, IO, 5.982%, 06/15/41	4,214
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,344
17,973	Series 4104, Class SC, IF, IO, 5.882%, 09/15/42	4,198
59,660	Series 4119, Class SC, IF, IO, 5.982%, 10/15/42	13,759
49,624	Series 4122, Class SJ, IF, IO, 5.982%, 12/15/40	10,774
35,828	Series 4123, Class SB, IF, IO, 5.982%, 10/15/42	8,566
12,311	Series 4132, Class SE, IF, IO, 6.032%, 12/15/40	2,474
63,292	Series 4152, Class SG, IF, IO, 6.332%, 02/15/42	13,287
1,764	Series 4165, Class ZA, 3.500%, 02/15/43	1,732
	Federal National Mortgage Association REMIC,
504	Series 2004-17, Class DS, IF, IO, 6.984%, 11/25/32	18
7	Series 2004-41, Class SA, IF, IO, 6.984%, 02/25/32	— (h	)
961	Series 2004-52, Class SX, IF, IO, 6.884%, 09/25/32	54
2,491	Series 2004-61, Class NS, IF, IO, 7.534%, 08/25/34	488
6,927	Series 2004-72, Class S, IF, IO, 6.334%, 09/25/34	1,267
4,954	Series 2004-92, Class SQ, IF, IO, 6.484%, 05/25/34	782
3,047	Series 2005-13, Class AS, IF, IO, 5.934%, 03/25/35	589
7,176	Series 2005-23, Class SG, IF, IO, 6.534%, 04/25/35	1,353
8,117	Series 2005-57, Class DI, IF, IO, 6.534%, 03/25/35	869
20,953	Series 2005-74, Class SE, IF, IO, 5.934%, 09/25/35	4,216
14,426	Series 2005-82, Class SY, IF, IO, 6.564%, 09/25/35	3,390
6,240	Series 2006-3, Class SB, IF, IO, 6.534%, 07/25/35	983
4,688	Series 2006-20, Class IG, IF, IO, 6.484%, 04/25/36	686
10,828	Series 2006-56, Class SA, IF, IO, 5.324%, 11/25/35	1,162
26,878	Series 2006-58, Class SI, IF, IO, 6.374%, 07/25/36	3,900
11,466	Series 2006-70, Class JI, IF, IO, 6.434%, 06/25/36	1,819
1,928	Series 2006-72, Class XI, IF, IO, 6.334%, 08/25/36	288
3,300	Series 2006-106, Class CS, IF, IO, 6.424%, 11/25/36	510
3,681	Series 2006-108, Class S, IF, IO, 7.034%, 11/25/36	737
4,974	Series 2006-109, Class SG, IF, IO, 6.464%, 11/25/36	706
6,915	Series 2006-124, Class SI, IF, IO, 6.109%, 01/25/37	974
8,051	Series 2006-125, Class SA, IF, IO, 6.554%, 01/25/37	1,338

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
24,019	Series 2007-33, Class SD, IF, IO, 5.944%, 04/25/37	4,908
5,189	Series 2007-37, Class SA, IF, IO, 5.954%, 05/25/37	804
11,496	Series 2007-44, Class HE, IF, IO, 6.254%, 05/25/37	1,601
14,032	Series 2007-55, Class S, IF, IO, 6.594%, 06/25/37	2,921
3,410	Series 2007-88, Class MI, IF, IO, 6.354%, 09/25/37	626
1,697	Series 2007-88, Class XI, IF, IO, 6.374%, 06/25/37	238
10,315	Series 2007-91, Class AS, IF, IO, 6.234%, 10/25/37	1,782
7,258	Series 2007-109, Class GI, IF, IO, 5.904%, 12/25/37	1,447
22,366	Series 2008-2, Class SA, IF, IO, 6.104%, 02/25/38	4,514
6,861	Series 2008-17, Class KS, IF, IO, 6.184%, 11/25/37	913
13,240	Series 2008-28, Class SQ, IF, IO, 5.914%, 04/25/38	1,953
4,135	Series 2008-34, Class GS, IF, IO, 6.284%, 05/25/38	520
3,343	Series 2008-41, Class S, IF, IO, 6.634%, 11/25/36	518
811	Series 2008-71, Class SB, IF, IO, 6.319%, 10/25/29	4
33,174	Series 2008-92, Class SA, IF, IO, 6.284%, 12/25/38	4,864
531	Series 2009-65, Class MB, 4.000%, 10/25/37	539
36,232	Series 2009-87, Class SG, IF, IO, 6.084%, 11/25/39	6,435
47	Series 2009-106, Class EA, 4.500%, 03/25/34	47
32,138	Series 2009-110, Class SD, IF, IO, 6.084%, 01/25/40	4,961
313	Series 2010-34, Class JD, 3.000%, 09/25/37	318
6,664	Series 2010-54, Class PA, 4.500%, 04/25/39	6,808
8,045	Series 2010-79, Class NA, 4.500%, 05/25/36	8,132
9,450	Series 2010-102, Class S, IF, IO, 6.384%, 09/25/40	2,004
40,270	Series 2010-107, Class PS, IF, IO, 6.464%, 06/25/40	5,674
18,764	Series 2010-107, Class SP, IF, IO, 6.484%, 06/25/40	2,651
29,970	Series 2010-131, Class SA, IF, IO, 6.434%, 11/25/40	4,954
47,036	Series 2010-139, Class SA, IF, IO, 5.864%, 12/25/40	7,623
6,056	Series 2010-156, Class BA, 4.000%, 10/25/31	6,164
6,546	Series 2011-8, Class AK, 4.000%, 09/25/35	6,556
18,492	Series 2011-18, Class UA, 4.000%, 08/25/38	19,214
791	Series 2011-40, Class LJ, 4.500%, 01/25/34	799
1,607	Series 2011-70, Class CL, 3.000%, 08/25/26	1,627
38,270	Series 2011-86, Class KS, IF, IO, 5.784%, 09/25/41	4,731
11,636	Series 2011-93, Class ES, IF, IO, 6.334%, 09/25/41	1,674
21,181	Series 2011-101, Class SC, IF, IO, 6.334%, 10/25/40	3,464
23,016	Series 2011-118, Class CS, IF, IO, 6.334%, 10/25/39	4,082
12,201	Series 2011-124, Class DS, IF, IO, 6.384%, 08/25/40	2,486
454	Series 2012-11, Class PN, 4.000%, 11/25/40	458
8,232	Series 2012-14, Class LS, IF, IO, 6.334%, 03/25/42	1,835
3,818	Series 2012-20, Class JS, IF, IO, 5.834%, 10/25/38	883
34,419	Series 2012-30, Class MS, IF, IO, 6.284%, 04/25/42	7,580
29,273	Series 2012-36, Class SB, IF, IO, 6.284%, 04/25/42	7,701
29,600	Series 2012-36, Class SN, IF, IO, 6.284%, 04/25/42	8,728
14,212	Series 2012-42, Class PS, IF, IO, 6.414%, 08/25/41	2,477
52,217	Series 2012-47, Class SD, IF, IO, 6.284%, 05/25/42	14,418
57,563	Series 2012-63, Class DS, IF, IO, 6.384%, 03/25/39	12,526
79,562	Series 2012-73, Class LS, IF, IO, 5.884%, 06/25/39	16,528
47,311	Series 2012-74, Class AS, IF, IO, 5.884%, 03/25/39	9,518
15,454	Series 2012-76, Class DS, IF, IO, 6.384%, 05/25/39	3,331
26,537	Series 2012-83, Class LS, IF, IO, 5.234%, 08/25/42	3,735

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
13,518	Series 2012-84, Class QS, IF, IO, 6.484%, 09/25/31	2,890
12,824	Series 2012-110, Class MS, IF, IO, 5.834%, 10/25/42	2,842
36,256	Series 2012-114, Class DS, IF, IO, 5.934%, 08/25/39	7,487
61,909	Series 2012-115, Class DS, IF, IO, 5.934%, 10/25/42	14,175
44,275	Series 2012-120, Class SE, IF, IO, 6.034%, 02/25/39	9,382
15,679	Series 2012-124, Class DS, IF, IO, 5.984%, 04/25/40	3,215
31,308	Series 2012-137, Class SN, IF, IO, 5.934%, 12/25/42	6,599
6,350	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	1,342
21,049	Series 2012-147, Class SA, IF, IO, 5.934%, 01/25/43	5,345
29,551	Series 2013-2, Class S, IF, IO, 5.984%, 02/25/43	6,727
9,490	Series 2013-5, Class EZ, 2.000%, 08/25/42	7,631
23,690	Series 2013-9, Class SG, IF, IO, 6.034%, 03/25/39	5,237
25,196	Series 2013-27, Class UZ, 3.000%, 04/25/43	19,772
6,511	Series 2013-29, Class QZ, 4.000%, 04/25/43	6,077
10,787	Series 2013-31, Class NZ, 3.000%, 04/25/43	8,731
3,066	Series 2013-33, Class DZ, 3.500%, 08/25/42	2,666
6,453	Series 2013-33, Class YZ, 3.000%, 04/25/43	5,064
	Federal National Mortgage Association STRIPS,
2,438	Series 366, Class 18, IO, 4.000%, 11/01/20	183
2,129	Series 377, Class 2, IO, 5.000%, 10/01/36	366
2,891	Series 379, Class 2, IO, 5.500%, 05/01/37	443
9,743	Series 390, Class C7, IO, 4.000%, 07/25/23	628
15,436	Series 390, Class C8, IO, 4.500%, 07/25/23	1,136
	Government National Mortgage Association,
1,226	Series 2005-7, Class NL, IF, IO, 6.582%, 03/17/33	187
6,497	Series 2009-41, Class GS, IF, IO, 5.883%, 06/16/39	966
6,089	Series 2012-93, Class MS, IF, IO, 6.482%, 07/20/42	1,037

		650,529

	Non-Agency CMO — 2.6%
3,421	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, VAR, 2.711%, 01/25/36	2,901
	Alternative Loan Trust,
4,292	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	4,399
1,304	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,334
3,059	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,078
5,538	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	5,410
7,740	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,332
2,342	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	2,318
9,771	Series 2005-70CB, Class A5, 5.500%, 12/25/35	8,588
4,103	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	3,933
1,799	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,797
4,250	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	4,242
3,109	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,525
3,006	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,639
5,549	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,739
8,322	Series 2006-25CB, Class A9, 6.000%, 10/25/36	7,076
1,228	Series 2006-28CB, Class A17, 6.000%, 10/25/36	944
4,391	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,507
1,112	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	886
448	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	388
1,530	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,137
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,114

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,168	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.356%, 09/25/46	2,245
	Banc of America Alternative Loan Trust,
8,088	Series 2004-1, Class 1A1, 6.000%, 02/25/34	8,422
4,228	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	4,137
3,485	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,376
4,620	Series 2006-4, Class 2A1, 6.000%, 05/25/21	4,737
	Banc of America Funding Trust,
5,393	Series 2005-1, Class 1A1, 5.500%, 02/25/35	5,709
2,538	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,523
	Banc of America Mortgage Trust,
515	Series 2005-10, Class 1A13, 5.500%, 11/25/35	516
2,656	Series 2005-11, Class 2A1, 5.250%, 12/25/20	2,692
13,309	Series 2007-3, Class 1A1, 6.000%, 09/25/37	12,155
9,684	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	9,712
	Chase Mortgage Finance Trust,
4,207	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	4,332
13,489	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	12,147
3,912	Series 2006-S2, Class 2A1, 6.000%, 10/25/36	3,506
	CHL Mortgage Pass-Through Trust,
5,696	Series 2005-20, Class A7, 5.250%, 12/25/27	5,440
1,667	Series 2005-21, Class A2, 5.500%, 10/25/35	1,628
3,089	Series 2006-15, Class A1, 6.250%, 10/25/36	2,740
1,778	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,544
8,820	Series 2007-16, Class A1, 6.500%, 10/25/37	7,986
12,169	Series 2007-17, Class 1A1, 6.000%, 10/25/37	11,394
	Citicorp Mortgage Securities Trust,
7,210	Series 2006-5, Class 1A3, 6.000%, 10/25/36	7,198
1,561	Series 2006-7, Class 2A1, 5.500%, 12/25/21	1,593
193	Series 2007-2, Class 1A5, 5.750%, 02/25/37	193
8,623	Series 2007-5, Class 1A9, 6.000%, 06/25/37	8,733
3,436	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	3,356
	CitiMortgage Alternative Loan Trust,
8,173	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	7,246
5,684	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	5,155
781	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	794
9,961	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	8,219
	Credit Suisse First Boston Mortgage Securities Corp.,
3,627	Series 2003-AR24, Class 2A4, VAR, 2.572%, 10/25/33	3,452
3,675	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,866
1,225	Series 2005-5, Class 1A1, 5.000%, 07/25/20	1,227
544	Series 2005-7, Class 3A1, 5.000%, 08/25/20	544
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
5,028	Series 2005-1, Class 1A1, VAR, 0.666%, 02/25/35	4,588
2,809	Series 2005-1, Class 2A1, VAR, 5.679%, 02/25/20	2,914
1,700	Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M2, VAR, 5.416%, 10/25/23	1,802
4,049	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,377
5,325	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	4,546
5,210	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	5,218
4,498	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.476%, 10/25/45	3,440
	GSR Mortgage Loan Trust,
4,185	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	4,049

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
655	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	629
1,223	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,222
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.796%, 01/25/35	4,669
4,706	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.946%, 10/25/34	4,423
3,762	JP Morgan Mortgage Trust, Series 2005- S2, Class 4A3, 5.500%, 09/25/20	4,010
	Lehman Mortgage Trust,
4,119	Series 2005-1, Class 7A1, 5.500%, 11/25/20	4,156
2,394	Series 2006-4, Class 3A1, 5.000%, 08/25/21	2,395
	MASTR Alternative Loan Trust,
3,306	Series 2004-7, Class 10A1, 6.000%, 06/25/34	3,393
6,212	Series 2004-13, Class 9A1, 5.500%, 01/25/35	6,342
5,529	Series 2005-5, Class 3A1, 5.750%, 08/25/35	4,848
2,759	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,889
	Prime Mortgage Trust,
4,189	Series 2005-2, Class 2A1, VAR, 7.018%, 10/25/32	4,508
429	Series 2005-4, Class 2A8, 5.500%, 10/25/35	428
718	Series 2006-1, Class 2A5, 6.000%, 06/25/36	705
	RALI Trust,
6,406	Series 2003-QS16, Class A1, 5.000%, 08/25/18	6,556
3,606	Series 2003-QS20, Class CB, 5.000%, 11/25/18	3,708
1,764	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,798
1,078	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,052
1,087	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,104
675	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	692
	RFMSI Trust,
1,978	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,955
8,253	Series 2005-SA2, Class 2A2, VAR, 3.036%, 06/25/35	7,561
6,911	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	6,144
10,018	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	9,349
8,099	Series 2006-S9, Class A1, 6.250%, 09/25/36	7,365
3,709	Series 2006-SA4, Class 2A1, VAR, 3.573%, 11/25/36	3,141
2,695	Series 2007-S2, Class A4, 6.000%, 02/25/37	2,385
12,585	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	11,150
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,560
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,737
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,718
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,435
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,990
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,480
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	2,882
	Structured Agency Credit Risk Debt Notes,
14,750	Series 2013-DN1, Class M2, VAR, 7.316%, 07/25/23	17,424
4,190	Series 2013-DN2, Class M2, VAR, 4.417%, 11/25/23	4,176
	Structured Asset Securities Corp. Trust,
741	Series 2005-6, Class 5A1, 5.000%, 05/25/35	758
2,509	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,530
9,727	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.843%, 11/25/33	10,168
	Thornburg Mortgage Securities Trust,
5,324	Series 2002-4, Class 3A, VAR, 2.336%, 12/25/42	5,012
14,182	Series 2007-4, Class 3A1, VAR, 6.091%, 09/25/37	14,736

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust,
379	Series 2005-8, Class 1A8, 5.500%, 10/25/35	337
1,642	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,388
	Wells Fargo Alternative Loan Trust,
5,990	Series 2005-1, Class 1A2, 5.500%, 02/25/35	6,251
21,001	Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	18,473
	Wells Fargo Mortgage-Backed Securities Trust,
764	Series 2005-16, Class A16, 5.750%, 01/25/36	762
2,780	Series 2005-16, Class A8, 5.750%, 01/25/36	2,875
3,642	Series 2006-1, Class A3, 5.000%, 03/25/21	3,731
4,296	Series 2006-9, Class 1A30, 6.000%, 08/25/36	4,307
16	Series 2006-11, Class A13, 6.000%, 09/25/36	15
6,956	Series 2006-11, Class A4, 5.000%, 09/25/36	6,378
8,427	Series 2006-11, Class A8, 6.000%, 09/25/36	7,989
4,757	Series 2006-11, Class A9, 6.500%, 09/25/36	4,584
14,029	Series 2006-15, Class A1, 6.000%, 11/25/36	13,167
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,919
1,788	Series 2006-17, Class A1, 5.500%, 11/25/21	1,816
1,102	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,134
2,101	Series 2007-5, Class 2A3, 5.500%, 05/25/22	2,143
12,576	Series 2007-7, Class A1, 6.000%, 06/25/37	11,826
8,733	Series 2007-7, Class A39, 6.000%, 06/25/37	8,212
14,898	Series 2007-7, Class A49, 6.000%, 06/25/37	14,009
13,493	Series 2007-8, Class 2A8, 6.000%, 07/25/37	12,850
6,238	Series 2007-10, Class 1A5, 6.000%, 07/25/37	6,034
2,914	Series 2007-11, Class A85, 6.000%, 08/25/37	2,753
586	Series 2007-11, Class A96, 6.000%, 08/25/37	554

		612,428

	Total Collateralized Mortgage Obligations (Cost $1,247,456)	1,262,957

Commercial Mortgage-Backed Security — 0.0% (g)
8,385	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERA, VAR, 0.568%, 09/15/21 (e) (Cost $7,503)	8,225

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
705	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1,598	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	3,915

	Total Convertible Bonds (Cost $2,303)	3,915

Corporate Bonds — 25.5%
	Consumer Discretionary — 5.6%
	Auto Components — 0.4%
7,295	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	7,860
1,725	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	1,819
	American Axle & Manufacturing, Inc.,
1,750	6.250%, 03/15/21	1,838
1,585	7.750%, 11/15/19	1,799
	Dana Holding Corp.,
3,995	5.375%, 09/15/21	4,045
955	6.000%, 09/15/23	967
5,080	6.500%, 02/15/19	5,435
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,814
16,000	7.000%, 05/15/22	17,240
10,551	8.250%, 08/15/20	11,870
1,030	8.750%, 08/15/20	1,203
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,185
1,572	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,635
	Schaeffler Finance B.V., (Netherlands),
7,475	4.750%, 05/15/21 (e)	7,456

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Auto Components — Continued
	1,200	8.500%, 02/15/19 (e)	1,353
	5,029	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	5,243
	7,202	UCI International, Inc., 8.625%, 02/15/19	7,274
	6,368	Visteon Corp., 6.750%, 04/15/19	6,766

			90,802

		Automobiles — 0.3%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
	8,980	8.000%, 06/15/19	9,968
	35,106	8.250%, 06/15/21	39,933
		Ford Motor Co.,
	1,000	7.400%, 11/01/46	1,214
	325	7.500%, 08/01/26	392
	14,615	General Motors Co., 4.875%, 10/02/23 (e)	14,706
	1,350	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	1,340
		Motors Liquidation Co.,
	175	0.000%, 06/01/49 (i)	— (h	)
	1,533	5.250%, 03/06/32 (i)	— (h	)
	1,545	6.250%, 07/15/33 (i)	1
	170	7.250%, 04/15/41 (i)	— (h	)
	505	7.250%, 07/15/41 (i)	— (h	)
	687	7.250%, 02/15/52 (i)	— (h	)
	581	7.375%, 05/15/48 (i)	— (h	)
	51	7.375%, 10/01/51 (i)	— (h	)

			67,554

		Distributors — 0.1%
	3,410	American Tire Distributors, Inc., 9.750%, 06/01/17	3,623
	2,348	LKQ Corp., 4.750%, 05/15/23 (e)	2,207
		VWR Funding, Inc.,
	6,935	7.250%, 09/15/17	7,420
	1,000	10.750%, 06/30/17 (e)	1,020
EUR	1,838	10.750%, 06/30/17 (e)	2,542

			16,812

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	645	5.375%, 01/15/22 (e)	651
	1,270	7.000%, 06/15/17	1,425
	3,640	7.000%, 05/15/19	3,895
	5,580	7.500%, 04/01/27	5,929
	1,585	7.625%, 10/01/18	1,827
	4,595	ServiceMaster Co., 7.000%, 08/15/20	4,394
	3,085	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,270

			21,391

		Hotels, Restaurants & Leisure — 1.6%
	3,000	Burger King Corp., 9.875%, 10/15/18	3,341
		Caesars Entertainment Operating Co., Inc.,
	10,055	8.500%, 02/15/20	9,678
	27,455	9.000%, 02/15/20	26,700
	4,120	10.000%, 12/15/18	1,895
	24,330	11.250%, 06/01/17	24,756
	20,645	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	21,109
	2,271	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,385
	18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	11,287
	3,650	DineEquity, Inc., 9.500%, 10/30/18	4,051
	7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,846
	4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20 (e)	4,269
	3,435	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	3,942
	8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	8,864
		Isle of Capri Casinos, Inc.,
	9,055	5.875%, 03/15/21	8,783
	750	7.750%, 03/15/19	803
	9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	10,344
	3,550	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	3,435
		MGM Resorts International,
	17,785	6.750%, 10/01/20	19,119
	2,205	7.500%, 06/01/16	2,486
	14,875	7.625%, 01/15/17	16,883
	35,285	7.750%, 03/15/22	39,166
	19,665	8.625%, 02/01/19	23,156
	10,250	10.000%, 11/01/16	12,326
	1,090	11.375%, 03/01/18	1,392
	3,729	MISA Investments Ltd., (Bermuda), PIK, 9.375%, 08/15/18 (e)	3,859
	2,075	Penn National Gaming, Inc., 5.875%, 11/01/21 (e)	2,039
		Pinnacle Entertainment, Inc.,
	1,643	7.500%, 04/15/21	1,783
	2,390	8.750%, 05/15/20	2,641

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
5,450	PNK Finance Corp., 6.375%, 08/01/21 (e)	5,627
1,572	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	1,572
3,371	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	3,679
14,055	Sabre, Inc., 8.500%, 05/15/19 (e)	15,548
11,510	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	11,280
12,225	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	13,150
7,100	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	7,632
9,750	Station Casinos LLC, 7.500%, 03/01/21	10,408
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	14,564
6,835	Vail Resorts, Inc., 6.500%, 05/01/19	7,245
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	4,013
4,550	Wok Acquisition Corp., 10.250%, 06/30/20 (e)	4,914

		377,970

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21 (e)	2,241
2,193	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	2,182
7,625	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	7,949
4,068	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	4,048
	Jarden Corp.,
8,100	7.500%, 05/01/17	9,376
5,020	7.500%, 01/15/20	5,434
	K. Hovnanian Enterprises, Inc.,
500	6.250%, 01/15/16	522
7,472	7.250%, 10/15/20 (e)	7,902
8,243	9.125%, 11/15/20 (e)	8,902
4,500	11.875%, 10/15/15	5,119
	KB Home,
278	8.000%, 03/15/20	307
712	9.100%, 09/15/17	833
	Lennar Corp.,
1,400	4.750%, 12/15/17	1,456
2,500	6.950%, 06/01/18	2,787
6,355	Series B, 12.250%, 06/01/17	8,198
4,113	Libbey Glass, Inc., 6.875%, 05/15/20	4,391
2,474	M/I Homes, Inc., 8.625%, 11/15/18	2,672
1,180	Meritage Homes Corp., 7.150%, 04/15/20 (e)	1,274
1,925	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	2,016
	Standard Pacific Corp.,
8,705	8.375%, 05/15/18	10,141
2,780	8.375%, 01/15/21	3,197
2,395	10.750%, 09/15/16	2,898
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
3,146	5.250%, 04/15/21 (e)	3,036
2,587	7.750%, 04/15/20 (e)	2,833
2,660	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,873
7,065	WCI Communities, Inc., 6.875%, 08/15/21 (e)	6,941

		109,528

	Internet & Catalog Retail — 0.1%
	Sitel LLC/Sitel Finance Corp.,
5,073	11.000%, 08/01/17 (e)	5,466
11,520	11.500%, 04/01/18	9,850

		15,316

	Leisure Equipment & Products — 0.1%
9,955	Easton-Bell Sports, Inc., 9.750%, 12/01/16	10,403
5,005	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	5,343

		15,746

	Media — 1.6%
	AMC Entertainment, Inc.,
3,515	8.750%, 06/01/19	3,761
6,470	9.750%, 12/01/20	7,392
2,080	Block Communications, Inc., 7.250%, 02/01/20 (e)	2,205
	Cablevision Systems Corp.,
1,900	5.875%, 09/15/22	1,838
16,610	8.000%, 04/15/20	18,520
5,915	Cenveo Corp., 8.875%, 02/01/18	5,989
9,221	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20 (e)	9,521
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23	2,344
1,785	7.375%, 06/15/21	1,950
	Clear Channel Communications, Inc.,
6,939	9.000%, 12/15/19	7,078
10,845	9.000%, 03/01/21	10,953

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Media — Continued
	2,960	11.250%, 03/01/21	3,197
		Clear Channel Worldwide Holdings, Inc.,
	5,500	6.500%, 11/15/22	5,665
	15,735	Series B, 6.500%, 11/15/22	16,286
	1,185	Series A, 7.625%, 03/15/20	1,238
	38,525	Series B, 7.625%, 03/15/20	40,644
	1,111	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	1,080
	10,045	CSC Holdings LLC, 8.625%, 02/15/19	11,853
		DISH DBS Corp.,
	10,300	5.000%, 03/15/23	9,811
	7,677	5.125%, 05/01/20	7,734
	9,985	5.875%, 07/15/22	10,110
	21,783	6.750%, 06/01/21	23,471
	29,143	7.875%, 09/01/19	33,733
		Gray Television, Inc.,
	1,900	7.500%, 10/01/20	2,000
	3,640	7.500%, 10/01/20 (e)	3,831
	5,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	5,596
	4,740	Hughes Satellite Systems Corp., 6.500%, 06/15/19	5,084
	5,730	Interactive Data Corp., 10.250%, 08/01/18	6,303
	4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,378
	650	LIN Television Corp., 8.375%, 04/15/18	692
	1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,744
	6,430	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	7,137
		Mediacom LLC/Mediacom Capital Corp.,
	7,845	7.250%, 02/15/22	8,355
	6,129	9.125%, 08/15/19	6,673
	5,780	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	6,112
	1,425	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,386
		Quebecor Media, Inc., (Canada),
	5,700	5.750%, 01/15/23	5,529
	3,366	7.750%, 03/15/16	3,433
	1,608	Radio One, Inc., 12.500%, 05/24/16	1,620
	2,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	2,020
		Sinclair Television Group, Inc.,
	8,100	5.375%, 04/01/21	7,979
	2,195	6.125%, 10/01/22	2,225
	4,445	8.375%, 10/15/18	4,845
		Sirius XM Holdings, Inc.,
	6,840	4.250%, 05/15/20 (e)	6,532
	2,000	5.250%, 08/15/22 (e)	2,025
	12,117	5.750%, 08/01/21 (e)	12,269
	1,765	5.875%, 10/01/20 (e)	1,820
EUR	2,631	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.125%, 01/21/23 (e)	3,516
		Univision Communications, Inc.,
	5,000	6.875%, 05/15/19 (e)	5,388
	3,000	7.875%, 11/01/20 (e)	3,337
	4,900	8.500%, 05/15/21 (e)	5,427
	1,415	Videotron Laurentian Ltd., (Canada), 5.000%, 07/15/22	1,387
		WMG Acquisition Corp.,
	1,845	6.000%, 01/15/21 (e)	1,923
	7,891	11.500%, 10/01/18	9,134

			376,073

		Multiline Retail — 0.0% (g)
		J.C. Penney Corp., Inc.,
	3,605	5.750%, 02/15/18	3,065
	3,860	6.375%, 10/15/36	2,943
	885	7.950%, 04/01/17	781
		Neiman Marcus Group Ltd., Inc.,
	1,935	8.000%, 10/15/21 (e)	1,988
	1,435	PIK, 8.750%, 10/15/21 (e)	1,478

			10,255

		Specialty Retail — 0.8%
	4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,740
	7,300	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	7,355
		Claire’s Stores, Inc.,
	23,933	8.875%, 03/15/19	26,147
	24,426	9.000%, 03/15/19 (e)	27,326
	5,496	Gymboree Corp. (The), 9.125%, 12/01/18	5,221
	5,825	Hillman Group, Inc. (The), 10.875%, 06/01/18	6,306
	12,550	J. Crew Group, Inc., 8.125%, 03/01/19	13,225
	3,700	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	3,866
	8,515	L Brands, Inc., 6.625%, 04/01/21	9,377
	2,845	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., PIK, 8.250%, 08/01/18 (e)	2,945
		Michael’s Stores, Inc.,
	9,405	7.750%, 11/01/18	10,181
	5,203	11.375%, 11/01/16	5,333

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Specialty Retail — Continued
	1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,590
		New Look Bondco I plc, (United Kingdom),
GBP	4,358	8.750%, 05/14/18 (e)	7,496
EUR	4,667	VAR, 6.474%, 05/14/18 (e)	6,421
	11,072	Party City Holdings, Inc., 8.875%, 08/01/20	12,290
	5,636	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 9.500%, 08/15/19 (e)	5,819
	4,510	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,837
	12,492	Radio Systems Corp., 8.375%, 11/01/19 (e)	13,679
		Sally Holdings LLC/Sally Capital, Inc.,
	3,645	5.500%, 11/01/23	3,627
	1,450	5.750%, 06/01/22	1,504
	3,630	6.875%, 11/15/19	4,016
	18,686	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	20,228

			203,529

		Textiles, Apparel & Luxury Goods — 0.1%
		Hanesbrands, Inc.,
	4,885	6.375%, 12/15/20	5,337
	978	8.000%, 12/15/16	1,020
	7,210	Polymer Group, Inc., 7.750%, 02/01/19	7,706
	1,730	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	1,864
	880	William Carter Co. (The), 5.250%, 08/15/21 (e)	895

			16,822

		Total Consumer Discretionary	1,321,798

		Consumer Staples — 1.5%
		Beverages — 0.0% (g)
		Constellation Brands, Inc.,
	3,426	3.750%, 05/01/21	3,229
	4,042	4.250%, 05/01/23	3,799
	2,000	7.250%, 05/15/17	2,318
	5,220	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	5,533

			14,879

		Food & Staples Retailing — 0.3%
	3,633	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	3,765
	4,465	Ingles Markets, Inc., 5.750%, 06/15/23 (e)	4,331
	9,955	Michael Foods Group, Inc., 9.750%, 07/15/18	10,851
		New Albertsons, Inc.,
	2,731	7.450%, 08/01/29	2,260
	590	7.750%, 06/15/26	494
	8,083	8.000%, 05/01/31	6,729
	10,610	8.700%, 05/01/30	9,231
	3,700	Pantry, Inc. (The), 8.375%, 08/01/20	3,950
		Rite Aid Corp.,
	5,275	9.250%, 03/15/20	6,086
	7,737	10.250%, 10/15/19	8,704
	9,150	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (e)	10,042

			66,443

		Food Products — 0.7%
	3,900	ARAMARK Corp., 5.750%, 03/15/20 (e)	4,066
	3,600	B&G Foods, Inc., 4.625%, 06/01/21	3,438
	20,854	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	22,783
	4,745	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (e)	5,083
	4,450	Dean Foods Co., 7.000%, 06/01/16	4,984
	14,190	Del Monte Corp., 7.625%, 02/15/19	14,758
	1,615	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	1,462
	27,025	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	26,011
		JBS USA LLC/JBS USA Finance, Inc.,
	3,226	7.250%, 06/01/21 (e)	3,347
	8,166	7.250%, 06/01/21 (e)	8,493
	9,942	8.250%, 02/01/20 (e)	10,737
	15,237	Pilgrim’s Pride Corp., 7.875%, 12/15/18	16,608
		Post Holdings, Inc.,
	3,934	6.750%, 12/01/21 (e)	4,013
	3,070	7.375%, 02/15/22 (e)	3,254
	6,260	7.375%, 02/15/22	6,635
	4,807	Smithfield Foods, Inc., 7.750%, 07/01/17	5,600
		Sun Merger Sub, Inc.,
	13,647	5.250%, 08/01/18 (e)	14,261
	1,409	5.875%, 08/01/21 (e)	1,458
	2,863	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,935

			159,926

		Household Products — 0.5%
	3,775	Armored Autogroup, Inc., 9.250%, 11/01/18	3,586
	10,741	Central Garden & Pet Co., 8.250%, 03/01/18	10,849
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	7,525	5.750%, 10/15/20	7,713

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Household Products — Continued
20,236	7.875%, 08/15/19	22,462
1,700	8.500%, 05/15/18	1,798
27,420	9.000%, 04/15/19	29,339
19,142	9.875%, 08/15/19	21,248
	Spectrum Brands Escrow Corp.,
1,625	6.375%, 11/15/20 (e)	1,731
2,850	6.625%, 11/15/22 (e)	3,035
10,155	Spectrum Brands, Inc., 6.750%, 03/15/20	10,891

		112,652

	Personal Products — 0.0% (g)
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,310
62	NBTY, Inc., 9.000%, 10/01/18	68
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21 (e)	4,423

		9,801

	Total Consumer Staples	363,701

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
	Basic Energy Services, Inc.,
10,975	7.750%, 02/15/19	11,441
192	7.750%, 10/15/22	197
3,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	4,207
11,800	Ocean Rig UDW, Inc., Reg. S9.500%, 04/27/16 (e)	12,596
1,737	Oil States International, Inc., 5.125%, 01/15/23	1,950
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,637
8,750	Sea Trucks Group, (Nigeria), Reg. S9.000%, 03/26/18 (e)	8,378
2,000	Seadrill Ltd., (Bermuda), 5.625%, 09/15/17 (e)	2,055
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,522

		47,983

	Oil, Gas & Consumable Fuels — 1.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
2,595	4.875%, 05/15/23	2,543
1,865	5.875%, 04/15/21	1,996
5,606	6.125%, 07/15/22	6,012
2,640	Antero Resources Finance Corp., 5.375%, 11/01/21 (e)	2,666
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,259
6,525	7.250%, 06/15/21	4,926
7,230	8.750%, 08/01/16	7,411
2,535	Berry Petroleum Co., 6.375%, 09/15/22	2,586
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
6,945	7.875%, 04/15/22	7,101
3,995	8.625%, 10/15/20	4,275
2,605	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 01/15/22 (e)	2,625
	Chesapeake Energy Corp.,
2,323	3.250%, 03/15/16	2,358
7,965	6.125%, 02/15/21	8,563
3,586	6.500%, 08/15/17	4,034
5,586	6.625%, 08/15/20	6,256
1,005	6.875%, 11/15/20	1,129
3,414	7.250%, 12/15/18	3,926
5,481	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	6,029
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,385
2,700	9.500%, 06/15/20	3,010
	CONSOL Energy, Inc.,
5,000	6.375%, 03/01/21	5,188
2,500	8.000%, 04/01/17	2,644
5,000	8.250%, 04/01/20	5,437
2,715	Continental Resources, Inc., 5.000%, 09/15/22	2,796
2,840	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22 (e)	2,904
9,355	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	9,870
3,560	Denbury Resources, Inc., 8.250%, 02/15/20	3,929
2,960	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	3,093
	El Paso LLC,
440	7.000%, 06/15/17	498
5,010	7.250%, 06/01/18	5,698
1,600	7.750%, 01/15/32	1,637
3,750	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)	3,928
8,360	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	9,614
	EP Energy LLC/Everest Acquisition Finance, Inc.,
5,580	6.875%, 05/01/19	6,012
2,780	7.750%, 09/01/22	3,128

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
	2,643	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	2,762
	8,235	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,338
	1,446	Forest Oil Corp., 7.250%, 06/15/19	1,435
		Halcon Resources Corp.,
	7,850	8.875%, 05/15/21	7,968
	10,535	9.250%, 02/15/22 (e)	10,798
	2,350	James River Coal Co., 7.875%, 04/01/19	682
		Kodiak Oil & Gas Corp., (Canada),
	680	5.500%, 01/15/21 (e)	680
	675	5.500%, 02/01/22 (e)	675
	6,185	8.125%, 12/01/19	6,850
	4,040	Legacy Reserves LP/Legacy Reserves Finance Corp., 8.000%, 12/01/20 (e)	4,171
		Linn Energy LLC/Linn Energy Finance Corp.,
	80	6.500%, 05/15/19	81
	6,680	7.000%, 11/01/19 (e)	6,647
	10,280	7.750%, 02/01/21	10,665
	3,715	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	3,789
		MEG Energy Corp., (Canada),
	3,570	6.375%, 01/30/23 (e)	3,606
	3,575	7.000%, 03/31/24 (e)	3,646
		Memorial Production Partners LP/Memorial Production Finance Corp.,
	2,690	7.625%, 05/01/21	2,764
	1,430	7.625%, 05/01/21 (e)	1,469
		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
	2,665	9.250%, 06/01/21	2,782
	5,600	10.750%, 10/01/20	6,104
	2,200	Navigator Holdings Ltd., Reg. S9.000%, 12/18/17 (e)	2,354
	7,960	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	8,557
		Peabody Energy Corp.,
	4,720	6.000%, 11/15/18	5,015
	12,825	6.250%, 11/15/21	13,114
	5,000	6.500%, 09/15/20	5,275
		Plains Exploration & Production Co.,
	9,685	6.500%, 11/15/20	10,602
	4,925	6.875%, 02/15/23	5,454
	4,495	QR Energy LP/QRE Finance Corp., 9.250%, 08/01/20	4,664
	3,175	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	3,119
	3,410	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	3,563
	2,667	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,534
	1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,518
	3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,708
	7,680	Samson Investment Co., 10.500%, 02/15/20 (e)	8,304
		SandRidge Energy, Inc.,
	3,140	7.500%, 03/15/21	3,289
	3,165	8.125%, 10/15/22	3,335
	2,500	SemGroup LP, 7.500%, 06/15/21 (e)	2,625
	8,059	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,019
		Teekay Corp.,
	2,310	8.500%, 01/15/20	2,495
NOK	11,000	Reg. S., VAR, 6.430%, 10/09/15	1,822
NOK	25,227	Teekay Offshore Partners LP, Reg. S., VAR, 5.670%, 01/25/16	4,159
	2,075	Tesoro Corp., 4.250%, 10/01/17	2,158
	5,945	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	6,183
	3,333	W&T Offshore, Inc., 8.500%, 06/15/19	3,583
	9,280	Whiting Petroleum Corp., 5.750%, 03/15/21	9,628

			357,455

		Total Energy	405,438

		Financials — 3.3%
		Capital Markets — 0.3%
		E*TRADE Financial Corp.,
	4,345	6.000%, 11/15/17	4,606
	4,470	6.375%, 11/15/19	4,783
	1,500	6.750%, 06/01/16	1,616
		Morgan Stanley,
	9,410	3.450%, 11/02/15	9,829
	37,066	4.000%, 07/24/15	38,839
	5,455	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	5,359
	2,103	Patriot Merger Corp., 9.000%, 07/15/21 (e)	2,203

			67,235

		Commercial Banks — 0.5%
	1,360	AmSouth Bancorp, 6.750%, 11/01/25	1,459
		Barclays Bank plc, (United Kingdom),
	1,270	6.050%, 12/04/17 (e)	1,433
	2,825	7.625%, 11/21/22	2,970

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Commercial Banks — Continued
		CIT Group, Inc.,
	6,695	4.250%, 08/15/17	7,003
	28,261	4.750%, 02/15/15 (e)	29,391
	3,452	5.000%, 05/15/17	3,685
	12,045	5.250%, 03/15/18	12,979
	2,480	5.500%, 02/15/19 (e)	2,672
	2,520	6.625%, 04/01/18 (e)	2,848
		Royal Bank of Scotland Group plc, (United Kingdom),
	4,000	5.050%, 01/08/15	4,117
	1,145	6.100%, 06/10/23	1,162
	14,855	6.125%, 12/15/22	15,137
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	4,500	4.350%, 01/23/17	6,373
	16,150	Reg. S., VAR, 9.500%, 03/16/22	18,847

			110,076

		Consumer Finance — 0.5%
		Ally Financial, Inc.,
	7,807	4.625%, 06/26/15	8,198
	4,660	4.750%, 09/10/18	4,893
	11,070	5.500%, 02/15/17	11,978
	28,606	6.250%, 12/01/17	32,003
	3,000	7.500%, 12/31/13	3,013
	7,900	7.500%, 09/15/20	9,263
	14,300	VAR, 2.926%, 07/18/16	14,621
	2,080	Community Choice Financial, Inc., 10.750%, 05/01/19	1,810
	1,185	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,320
		General Motors Financial Co., Inc.,
	3,084	2.750%, 05/15/16 (e)	3,122
	1,884	3.250%, 05/15/18 (e)	1,889
	2,829	4.250%, 05/15/23 (e)	2,695
	4,000	4.750%, 08/15/17 (e)	4,240
EUR	6,500	GMAC International Finance B.V., (Netherlands), Reg. S7.500%, 04/21/15	9,484

			108,529

		Diversified Financial Services — 0.5%
	11,390	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	9,539
	4,696	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17	4,849
	2,916	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	2,610
	2,820	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	2,982
		Capmark Financial Group, Inc., Escrow,
	90,609	0.000%, 05/10/10 (d)	1,200
	21,561	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	19,944
	32,432	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	31,945
	10,470	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	10,542
	2,238	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	2,319
	2,295	MPH Intermediate Holding Co. 2, PIK, 9.125%, 08/01/18 (e)	2,375

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Diversified Financial Services — Continued
		Nationstar Mortgage LLC/Nationstar Capital Corp.,
	3,392	6.500%, 07/01/21	3,223
	2,100	6.500%, 06/01/22	1,979
	275	7.875%, 10/01/20	285
	1,221	9.625%, 05/01/19	1,374
	3,905	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	3,993
	5,326	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	5,366
	2,450	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,597
		TransUnion Holding Co., Inc.,
	2,681	8.875%, 06/15/18	2,849
	1,919	10.375%, 06/15/18	2,070

			112,041

		Insurance — 0.5%
		American International Group, Inc.,
	5,000	VAR, 8.175%, 05/15/58	6,002
GBP	13,250	VAR, 8.625%, 05/22/38 (e)	25,356
	1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,723
	2,794	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	2,906
	2,850	Genworth Holdings, Inc., 7.700%, 06/15/20	3,427
	4,533	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,264
		Liberty Mutual Group, Inc.,
	15,965	7.800%, 03/15/37 (e)	17,082
	9,747	VAR, 10.750%, 06/15/58 (e)	14,718
	2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	3,072
		Nationwide Mutual Insurance Co.,
	1,783	8.250%, 12/01/31 (e)	2,173
	13,100	9.375%, 08/15/39 (e)	18,427
	8,587	Onex USI Acquisition Corp., 7.750%, 01/15/21 (e)	8,780
	4,921	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	4,829
		Towergate Finance plc, (United Kingdom),
GBP	3,450	8.500%, 02/15/18 (e)	5,928
GBP	8,920	10.500%, 02/15/19 (e)	15,362

			135,049

		Real Estate Investment Trusts (REITs) — 0.1%
	5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,402
		Corrections Corp. of America,
	4,975	4.125%, 04/01/20	4,863
	1,010	4.625%, 05/01/23	952
	4,001	DuPont Fabros Technology LP, 5.875%, 09/15/21 (e)	4,121
	6,000	Felcor Lodging LP, 6.750%, 06/01/19	6,420
		Geo Group, Inc. (The),
	4,585	5.875%, 01/15/22 (e)	4,585
	1,360	6.625%, 02/15/21	1,442
	5,788	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	5,672

			33,457

		Real Estate Management & Development — 0.1%
	1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19	2,085
		Mattamy Group Corp., (Canada),
	1,100	6.500%, 11/15/20 (e)	1,078
CAD	3,600	6.875%, 11/15/20 (e)	3,346
		Realogy Group LLC,
	2,540	7.625%, 01/15/20 (e)	2,838
	4,765	7.875%, 02/15/19 (e)	5,206

			14,553

		Thrifts & Mortgage Finance — 0.0% (g)
	1,912	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	1,941

		Total Financials	582,881

		Health Care — 2.0%
		Health Care Equipment & Supplies — 0.4%
	3,206	Alere, Inc., 6.500%, 06/15/20	3,286

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Health Care Equipment & Supplies — Continued
		Biomet, Inc.,
	13,500	6.500%, 08/01/20	14,310
	3,000	6.500%, 10/01/20	3,120
	4,825	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	4,952
	17,713	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	19,927
		DJO Finance LLC/DJO Finance Corp.,
	8,615	7.750%, 04/15/18	8,744
	3,165	8.750%, 03/15/18	3,466
	1,250	9.875%, 04/15/18	1,348
	7,450	Hologic, Inc., 6.250%, 08/01/20	7,860
	11,460	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	13,093
	2,000	Teleflex, Inc., 6.875%, 06/01/19	2,100

			82,206

		Health Care Providers & Services — 1.2%
		Accellent, Inc.,
	6,685	8.375%, 02/01/17	7,019
	3,535	10.000%, 11/01/17	3,531
	1,790	Amsurg Corp., 5.625%, 11/30/20	1,861
		DaVita HealthCare Partners, Inc.,
	745	5.750%, 08/15/22	760
	3,481	6.375%, 11/01/18	3,655
	3,510	6.625%, 11/01/20	3,756
	3,595	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	3,883
		HCA Holdings, Inc.,
	7,205	6.250%, 02/15/21	7,547
	14,630	7.750%, 05/15/21	16,002
		HCA, Inc.,
	2,282	5.750%, 03/15/14	2,308
	2,816	6.375%, 01/15/15	2,964
	8,965	6.500%, 02/15/20	9,895
	9,031	7.250%, 09/15/20	9,866
	31,856	7.500%, 02/15/22	35,440
	6,825	8.000%, 10/01/18	8,054
	1,344	8.500%, 04/15/19	1,436
		Health Management Associates, Inc.,
	5,635	6.125%, 04/15/16	6,241
	1,460	7.375%, 01/15/20	1,635
		HealthSouth Corp.,
	1,600	5.750%, 11/01/24	1,588
	3,045	7.750%, 09/15/22	3,349
	3,340	8.125%, 02/15/20	3,674
	6,198	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	6,554
		inVentiv Health, Inc.,
	8,500	9.000%, 01/15/18 (e)	8,883
	12,773	11.000%, 08/15/18 (e)	10,825
	7,778	11.000%, 08/15/18 (e)	6,611
	19,111	MultiPlan, Inc., 9.875%, 09/01/18 (e)	21,118
	11,085	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	11,861
	2,000	Omnicare, Inc., 7.750%, 06/01/20	2,225
		Radiation Therapy Services, Inc.,
	4,005	8.875%, 01/15/17	3,975
	5,015	9.875%, 04/15/17	3,962
		Tenet Healthcare Corp.,
	9,750	4.750%, 06/01/20	9,555
	9,830	6.000%, 10/01/20 (e)	10,272
	1,830	6.750%, 02/01/20	1,894
	18,846	8.000%, 08/01/20	20,542
	10,925	8.125%, 04/01/22	11,854
	9,520	United Surgical Partners International, Inc., 9.000%, 04/01/20	10,662
	2,270	Universal Health Services, Inc., 7.000%, 10/01/18	2,429

			277,686

		Health Care Technology — 0.0% (g)
	9,090	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,567

		Pharmaceuticals — 0.4%
		Catalent Pharma Solutions, Inc.,
	8,743	7.875%, 10/15/18	8,896
EUR	9,000	9.750%, 04/15/17	12,608
	2,000	Endo Health Solutions, Inc., 7.000%, 07/15/19	2,160
		Hospira, Inc.,
	880	5.200%, 08/12/20	919
	880	5.800%, 08/12/23	924
	2,208	Mylan, Inc., 7.875%, 07/15/20 (e)	2,509
	1,190	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	1,249
		Valeant Pharmaceuticals International, Inc., (Canada),
	910	5.625%, 12/01/21 (e)	914
	9,300	6.500%, 07/15/16 (e)	9,619
	3,000	6.750%, 10/01/17 (e)	3,206
	2,981	6.750%, 08/15/18 (e)	3,283
	4,205	6.750%, 08/15/21 (e)	4,447
	14,375	6.875%, 12/01/18 (e)	15,417

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
5,735	7.000%, 10/01/20 (e)	6,151
8,295	7.250%, 07/15/22 (e)	8,938
13,399	7.500%, 07/15/21 (e)	14,739

		95,979

	Total Health Care	465,438

	Industrials — 3.4%
	Aerospace & Defense — 0.2%
2,365	Accudyne Industries Borrower/Accudyne Industries LLC, (Luxembourg), 7.750%, 12/15/20 (e)	2,495
5,587	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	5,615
13,346	B/E Aerospace, Inc., 6.875%, 10/01/20	14,681
	Bombardier, Inc., (Canada),
11,477	6.125%, 01/15/23 (e)	11,420
2,000	7.500%, 03/15/18 (e)	2,270
4,767	7.750%, 03/15/20 (e)	5,422
9,360	GenCorp, Inc., 7.125%, 03/15/21	10,015
3,695	Triumph Group, Inc., 4.875%, 04/01/21	3,575

		55,493

	Air Freight & Logistics — 0.0% (g)
7,380	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	7,749

	Airlines — 0.3%
13,510	Continental Airlines 2003-ERJ1 Pass- Through Trust, 7.875%, 07/02/18	14,557
8,116	Continental Airlines 2004-ERJ1 Pass- Through Trust, 9.558%, 09/01/19	9,049
8,110	Continental Airlines 2005-ERJ1 Pass- Through Trust, 9.798%, 04/01/21	9,043
3,872	Continental Airlines 2006-ERJ1 Pass- Through Trust, 9.318%, 11/01/19 (e)	4,260
2,518	Delta Air Lines 2007-1 Class C Pass- Through Trust, 8.954%, 08/10/14	2,568
18,017	Northwest Airlines 2007-1 Class A Pass- Through Trust, 7.027%, 11/01/19	20,003
283	Northwest Airlines 2007-1 Class B Pass- Through Trust, 8.028%, 11/01/17	294
1,420	U.S. Airways 2013-1 Class A Pass- Through Trust, 3.950%, 11/15/25	1,370
3,675	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,574
1,018	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,150
675	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	761
1,657	United Airlines 2007-1 Class C Pass- Through Trust, VAR, 2.663%, 07/02/14	1,657

		68,286

	Building Products — 0.2%
3,005	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,208
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,597
2,825	6.875%, 08/15/18 (e)	3,015
7,090	Griffon Corp., 7.125%, 04/01/18	7,569
12,750	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	13,977
1,150	Nortek, Inc., 8.500%, 04/15/21	1,271
5,754	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	6,473
	USG Corp.,
1,793	5.875%, 11/01/21 (e)	1,856
8,300	6.300%, 11/15/16	8,923
172	7.875%, 03/30/20 (e)	190

		49,079

	Commercial Services & Supplies — 0.9%
9,650	ACCO Brands Corp., 6.750%, 04/30/20	9,614
	ADT Corp. (The),
3,518	3.500%, 07/15/22	3,080
5,550	4.125%, 06/15/23	4,914
14,070	6.250%, 10/15/21 (e)	14,685
3,125	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	3,375
3,620	APX Group, Inc., 6.375%, 12/01/19	3,656
12,310	Casella Waste Systems, Inc., 7.750%, 02/15/19	12,433
6,875	Clean Harbors, Inc., 5.250%, 08/01/20	7,064
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,706
	Harland Clarke Holdings Corp.,
8,758	9.500%, 05/15/15	8,802
3,630	9.750%, 08/01/18 (e)	3,961
31,129	VAR, 6.000%, 05/15/15	31,051
21,560	ILFC E-Capital Trust I, VAR, 5.350%, 12/21/65 (e)	19,080
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	15,750
4,740	Iron Mountain, Inc., 6.000%, 08/15/23	4,835
1,200	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	1,267
5,853	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	5,868

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 12/13/13 (d) (i)	26
2,650	6.500%, 08/01/27 (d) (i)	26
1,050	9.750%, 01/15/15 (d) (i)	11
	R.R. Donnelley & Sons Co.,
875	7.000%, 02/15/22	928
32,600	7.625%, 06/15/20	35,452
1,500	7.875%, 03/15/21	1,654
4,305	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	4,456

		199,694

	Construction & Engineering — 0.0% (g)
6,365	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,619
1,987	MasTec, Inc., 4.875%, 03/15/23	1,888

		8,507

	Electrical Equipment — 0.2%
2,424	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	2,521
5,300	General Cable Corp., 6.500%, 10/01/22 (e)	5,247
10,874	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	11,499
3,605	Polypore International, Inc., 7.500%, 11/15/17	3,821
	Sensata Technologies B.V., (Netherlands),
3,013	4.875%, 10/15/23 (e)	2,855
10,115	6.500%, 05/15/19 (e)	10,899

		36,842

	Machinery — 0.4%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,595
	Bluewater Holding B.V., (Netherlands),
11,700	, Reg. S10.000%, 12/10/19 (e)	11,700
8,800	Reg. S., VAR, 3.244%, 07/17/14	8,877
2,575	Case New Holland, Inc., 7.875%, 12/01/17	3,045
1,123	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	1,227
	CNH Capital LLC,
3,647	3.625%, 04/15/18	3,683
1,900	3.875%, 11/01/15	1,959
3,595	6.250%, 11/01/16	3,946
2,545	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,551
7,080	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,000
1,750	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	1,943
11,591	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	12,171
2,763	Mueller Water Products, Inc., 8.750%, 09/01/20	3,101
	Oshkosh Corp.,
5,195	8.250%, 03/01/17	5,494
1,990	8.500%, 03/01/20	2,194
1,340	SPX Corp., 6.875%, 09/01/17	1,511
	Terex Corp.,
6,580	6.000%, 05/15/21	6,794
3,825	6.500%, 04/01/20	4,064

		84,855

	Marine — 0.1%
1,943	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	1,967
9,362	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	10,111
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	3,010
2,000	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	1,840
	Ultrapetrol Bahamas Ltd., (Bahamas),
1,544	8.875%, 06/15/21 (e)	1,638
9,550	8.875%, 06/15/21 (e)	10,195
2,795	World Wide Supply A.S., (Norway), Reg. S7.750%, 05/26/17 (e)	2,813

		31,574

	Road & Rail — 0.3%
2,625	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	2,809
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,192	4.875%, 11/15/17	5,452
3,130	5.500%, 04/01/23	3,044
19,750	8.250%, 01/15/19	21,527
2,886	9.750%, 03/15/20	3,377
1,411	VAR, 2.741%, 05/15/14	1,411
283	VAR, 2.988%, 12/01/17 (e)	282
	Hertz Corp. (The),
3,285	5.875%, 10/15/20	3,408
7,900	6.750%, 04/15/19	8,512
1,420	7.375%, 01/15/21	1,558
11,650	7.500%, 10/15/18	12,597
1,290	Jack Cooper Finance Co., 9.250%, 06/01/20 (e)	1,387
3,200	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	3,440

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
1,971	syncreon Group B.V./syncreon Global Finance U.S., Inc., (Netherlands), 8.625%, 11/01/21 (e)	2,045
5,072	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	5,059

		75,908

	Trading Companies & Distributors — 0.8%
	Aircastle Ltd., (Bermuda),
10,990	6.750%, 04/15/17	12,199
2,290	7.625%, 04/15/20	2,587
4,665	9.750%, 08/01/18	5,120
6,795	H&E Equipment Services, Inc., 7.000%, 09/01/22	7,424
	HD Supply, Inc.,
8,565	7.500%, 07/15/20	9,079
15,065	8.125%, 04/15/19	16,816
3,505	11.000%, 04/15/20	4,162
4,030	11.500%, 07/15/20	4,816
	Interline Brands, Inc.,
4,080	7.500%, 11/15/18	4,315
1,925	PIK, 10.000%, 11/15/18	2,103
	International Lease Finance Corp.,
1,257	4.625%, 04/15/21	1,216
2,692	4.875%, 04/01/15	2,800
14,590	5.875%, 04/01/19	15,721
6,055	6.250%, 05/15/19	6,623
4,615	8.250%, 12/15/20	5,480
24,155	8.750%, 03/15/17	28,412
20,387	VAR, 2.204%, 06/15/16	20,591
	United Rentals North America, Inc.,
3,515	7.375%, 05/15/20	3,928
14,157	7.625%, 04/15/22	15,856
9,738	8.250%, 02/01/21	11,077
1,065	8.375%, 09/15/20	1,187
4,796	9.250%, 12/15/19	5,354
7,250	10.250%, 11/15/19	8,174
965	WESCO Distribution, Inc., 5.375%, 12/15/21 (e)	972

		196,012

	Total Industrials	813,999

	Information Technology — 1.6%
	Communications Equipment — 0.3%
	Alcatel-Lucent USA, Inc.,
7,741	6.450%, 03/15/29	6,696
7,638	6.750%, 11/15/20 (e)	7,705
4,680	8.875%, 01/01/20 (e)	5,118
4,295	Aspect Software, Inc., 10.625%, 05/15/17	4,392
	Avaya, Inc.,
7,010	7.000%, 04/01/19 (e)	6,817
5,088	10.500%, 03/01/21 (e)	4,605
5,379	CommScope, Inc., 8.250%, 01/15/19 (e)	5,917
2,685	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	2,752
	Goodman Networks, Inc.,
5,771	12.125%, 07/01/18 (e)	6,088
6,500	13.125%, 07/01/18 (e)	6,858
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,899

		60,847

	Computers & Peripherals — 0.1%
22,500	Apple, Inc., 3.850%, 05/04/43	18,771

	Electronic Equipment, Instruments & Components — 0.1%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,383
7,200	Belden, Inc., 5.500%, 09/01/22 (e)	7,056
1,400	Brightstar Corp., 9.500%, 12/01/16 (e)	1,547
	CDW LLC/CDW Finance Corp.,
94	8.000%, 12/15/18	103
12,080	8.500%, 04/01/19	13,424
2,453	INTCOMEX, Inc., 13.250%, 12/15/14	2,380
1,316	Jabil Circuit, Inc., 4.700%, 09/15/22	1,273
3,934	Viasystems, Inc., 7.875%, 05/01/19 (e)	4,278

		33,444

	Internet Software & Services — 0.0% (g)
2,387	Bankrate, Inc., 6.125%, 08/15/18 (e)	2,500

	IT Services — 0.7%
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,402
	First Data Corp.,
3,980	6.750%, 11/01/20 (e)	4,169
11,240	7.375%, 06/15/19 (e)	12,027
12,178	8.250%, 01/15/21 (e)	12,924
6,832	8.875%, 08/15/20 (e)	7,592
3,960	10.625%, 06/15/21 (e)	4,277
8,530	11.250%, 01/15/21 (e)	9,383
9,245	11.750%, 08/15/21 (e)	9,591
21,866	12.625%, 01/15/21	25,638
32,670	PIK, 10.000%, 01/15/22 (e)	35,039
8,100	iGATE Corp., 9.000%, 05/01/16	8,657
3,250	Lender Processing Services, Inc., 5.750%, 04/15/23	3,380
4,910	ManTech International Corp., 7.250%, 04/15/18	5,180

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	IT Services — Continued
	SunGard Data Systems, Inc.,
7,470	6.625%, 11/01/19	7,797
5,185	7.375%, 11/15/18	5,490
2,150	7.625%, 11/15/20	2,338
1,608	WEX, Inc., 4.750%, 02/01/23 (e)	1,483

		157,367

	Semiconductors & Semiconductor Equipment — 0.2%
	Advanced Micro Devices, Inc.,
301	7.500%, 08/15/22	290
4,500	7.750%, 08/01/20	4,477
	Amkor Technology, Inc.,
7,060	6.375%, 10/01/22	7,131
2,170	6.625%, 06/01/21	2,224
1,857	7.375%, 05/01/18	1,964
	Freescale Semiconductor, Inc.,
2,541	6.000%, 01/15/22 (e)	2,566
8,567	9.250%, 04/15/18 (e)	9,242
905	Global A&T Electronics Ltd., (Cayman Islands), 10.000%, 02/01/19 (e)	724
6,470	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,567
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,738
3,185	3.750%, 06/01/18 (e)	3,209
7,977	5.750%, 02/15/21 (e)	8,306
3,115	5.750%, 03/15/23 (e)	3,185
5,660	SunEdison, Inc., 7.750%, 04/01/19	5,915

		58,538

	Software — 0.2%
5,450	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	5,661
	Activision Blizzard, Inc.,
1,325	5.625%, 09/15/21 (e)	1,376
660	6.125%, 09/15/23 (e)	692
	Audatex North America, Inc.,
8,327	6.000%, 06/15/21 (e)	8,701
1,472	6.125%, 11/01/23 (e)	1,520
3,660	Blackboard, Inc., 7.750%, 11/15/19 (e)	3,623
2,115	BMC Software Finance, Inc., 8.125%, 07/15/21 (e)	2,242
2,035	Eagle Midco, Inc., 9.750%, 06/15/18 (e)	2,086
6,910	Epicor Software Corp., 8.625%, 05/01/19	7,515
3,310	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	3,401
	Infor U.S., Inc.,
4,525	9.375%, 04/01/19	5,102
4,775	11.500%, 07/15/18	5,515
5,635	SSI Investments II Ltd./SSI Co.-Issuer LLC, 11.125%, 06/01/18	6,128

		53,562

	Total Information Technology	385,029

	Materials — 2.9%
	Chemicals — 0.7%
	Ashland, Inc.,
3,750	3.000%, 03/15/16	3,825
4,615	3.875%, 04/15/18	4,638
9,230	4.750%, 08/15/22	8,792
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	5,962
8,765	Hexion U.S. Finance Corp., 6.625%, 04/15/20	8,929
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
5,705	8.875%, 02/01/18	5,926
3,080	9.000%, 11/15/20	3,038
	Huntsman International LLC,
2,875	4.875%, 11/15/20	2,832
8,690	8.625%, 03/15/20	9,602
2,250	8.625%, 03/15/21	2,520
	Ineos Finance plc, (United Kingdom),
3,420	7.500%, 05/01/20 (e)	3,745
11,405	8.375%, 02/15/19 (e)	12,674
10,606	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	10,672
7,372	LSB Industries, Inc., 7.750%, 08/01/19 (e)	7,685
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,815
5,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	5,886
2,250	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20 (e)	2,259
5,785	PolyOne Corp., 7.375%, 09/15/20	6,414
	Rain CII Carbon LLC/CII Carbon Corp.,
9,248	8.000%, 12/01/18 (e)	9,572
4,365	8.250%, 01/15/21 (e)	4,474
9,132	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	6,027
2,515	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,458
2,425	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,492
5,226	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	5,435

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Chemicals — Continued
	14,232	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	14,517
	5,870	Tronox Finance LLC, 6.375%, 08/15/20	5,877
	1,860	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	1,972

			163,038

		Construction Materials — 0.4%
		Cemex Espana Luxembourg, (Spain),
	4,948	9.250%, 05/12/20 (e)	5,375
EUR	2,000	9.875%, 04/30/19 (e)	3,064
	21,147	9.875%, 04/30/19 (e)	23,869
		Cemex Finance LLC,
	6,248	8.910%, 09/15/17 (i)	6,264
	18,580	9.375%, 10/12/22 (e)	20,577
		Cemex S.A.B. de C.V., (Mexico),
	5,000	6.500%, 12/10/19 (e)	5,063
	1,574	7.250%, 01/15/21 (e)	1,596
	2,400	9.000%, 01/11/18 (e)	2,628
	1,099	9.500%, 06/15/18 (e)	1,234
	410	VAR, 4.999%, 10/15/18 (e)	427
	2,340	VAR, 5.248%, 09/30/15 (e)	2,398
	2,150	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	2,188
		Vulcan Materials Co.,
	3,000	6.500%, 12/01/16	3,345
	1,330	7.000%, 06/15/18	1,503
	4,395	7.500%, 06/15/21	4,955

			84,486

		Containers & Packaging — 0.5%
		Ardagh Packaging Finance plc, (Ireland),
	8,852	7.375%, 10/15/17 (e)	9,527
EUR	17,720	7.375%, 10/15/17 (e)	25,763
	12,890	9.125%, 10/15/20 (e)	13,921
EUR	5,800	9.250%, 10/15/20 (e)	8,551
		Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland),
	2,140	7.000%, 11/15/20 (e)	2,145
	1,800	7.375%, 10/15/17 (e)	1,935
	4,455	9.125%, 10/15/20 (e)	4,789
		Berry Plastics Corp.,
	12,504	9.500%, 05/15/18	13,504
	11,300	9.750%, 01/15/21	13,151
	4,530	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	4,643
	1,929	BOE Intermediate Holding Corp., PIK, 9.750%, 11/01/17 (e)	1,987
	1,995	BOE Merger Corp., PIK, 10.250%, 11/01/17 (e)	2,115
	5,500	BWAY Holding Co., 10.000%, 06/15/18	6,036
		Constar International, Inc.,
	1,236	8.168%, 05/31/15 (i)	1,236
	3,728	11.000%, 12/31/17 (d) (i)	559
	1,809	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,963
	665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	751
		Sealed Air Corp.,
	5,070	6.500%, 12/01/20 (e)	5,501
	4,865	8.375%, 09/15/21 (e)	5,570
		Smurfit-Stone Container Enterprises, Inc.,
	5,219	8.250%, 10/01/12 (d)	5
	15,788	8.375%, 07/01/12 (d)	16
	2,201	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	2,509

			126,177

		Metals & Mining — 1.2%
	7,745	AK Steel Corp., 8.750%, 12/01/18	8,578
		Aleris International, Inc.,
	770	7.625%, 02/15/18	816
	8,076	7.875%, 11/01/20	8,601
		APERAM, (Luxembourg),
	6,995	7.375%, 04/01/16 (e)	7,222
	3,408	7.750%, 04/01/18 (e)	3,519
		ArcelorMittal, (Luxembourg),
	13,000	5.111%, 02/25/17	13,796
	28,300	6.750%, 02/25/22	30,670
	7,500	7.500%, 10/15/39	7,313
	26,150	10.350%, 06/01/19	33,014
	4,937	Atkore International, Inc., 9.875%, 01/01/18	5,313
	1,831	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	1,904
	10,281	Coeur Mining, Inc., 7.875%, 02/01/21	10,384
		Commercial Metals Co.,
	8,635	4.875%, 05/15/23	8,052
	2,300	7.350%, 08/15/18	2,622
		FMG Resources August 2006 Pty Ltd., (Australia),
	1,587	6.375%, 02/01/16 (e)	1,648
	4,465	6.875%, 02/01/18 (e)	4,722
	5,000	6.875%, 04/01/22 (e)	5,400
	9,750	7.000%, 11/01/15 (e)	10,103
	28,550	8.250%, 11/01/19 (e)	31,905

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
	FQM Akubra, Inc., (Canada),
3,205	7.500%, 06/01/21 (e)	3,341
11,050	8.750%, 06/01/20 (e)	12,017
15,013	Hecla Mining Co., 6.875%, 05/01/21 (e)	14,563
5,794	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	5,765
1,701	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	1,782
	New Gold, Inc., (Canada),
3,407	6.250%, 11/15/22 (e)	3,347
1,862	7.000%, 04/15/20 (e)	1,927
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (e)	1,853
	Novelis, Inc., (Canada),
6,385	8.375%, 12/15/17	6,816
9,815	8.750%, 12/15/20	10,993
725	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	805
3,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	3,936
	Steel Dynamics, Inc.,
2,900	5.250%, 04/15/23	2,878
2,560	6.125%, 08/15/19	2,778
2,560	6.375%, 08/15/22	2,784
13,085	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	13,216
3,207	United States Steel Corp., 7.000%, 02/01/18	3,472

		287,855

	Paper & Forest Products — 0.1%
2,070	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	2,230
6,067	Boise Cascade Co., 6.375%, 11/01/20	6,370
2,900	Clearwater Paper Corp., 7.125%, 11/01/18	3,118
3,975	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,094
765	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	694
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	761
650	8.375%, 06/15/19 (e)	709
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,903

		20,879

	Total Materials	682,435

	Telecommunication Services — 3.9%
	Diversified Telecommunication Services — 2.9%
582	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	627
1,582	Altice Finco S.A., (Luxembourg), 9.875%, 12/15/20 (e)	1,748
1,477	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	1,470
	CCO Holdings LLC/CCO Holdings Capital Corp.,
7,128	5.250%, 03/15/21 (e)	6,879
10,090	5.250%, 09/30/22	9,510
11,230	5.750%, 01/15/24	10,584
22,556	6.500%, 04/30/21	23,543
9,958	7.000%, 01/15/19	10,518
1,950	7.250%, 10/30/17	2,062
9,870	7.375%, 06/01/20	10,734
4,923	8.125%, 04/30/20	5,378
	CenturyLink, Inc.,
4,895	Series V, 5.625%, 04/01/20	4,981
12,840	Series T, 5.800%, 03/15/22	12,679
4,943	6.750%, 12/01/23	5,054
	Cincinnati Bell, Inc.,
1,900	8.375%, 10/15/20	2,052
5,700	8.750%, 03/15/18	6,021
14,516	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	14,951
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,433
4,550	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	5,471
25,824	Embarq Corp., 7.995%, 06/01/36	26,266
	Frontier Communications Corp.,
928	7.625%, 04/15/24	962
625	8.500%, 04/15/20	715
4,550	9.250%, 07/01/21	5,346
	GCI, Inc.,
2,795	6.750%, 06/01/21	2,683
5,620	8.625%, 11/15/19	5,971
	Intelsat Jackson Holdings S.A., (Luxembourg),
13,965	6.625%, 12/15/22	14,244
5,900	6.625%, 12/15/22 (e)	6,018
21,950	7.250%, 10/15/20	23,981
3,090	7.500%, 04/01/21	3,395
	Intelsat Luxembourg S.A., (Luxembourg),
31,997	7.750%, 06/01/21 (e)	33,517
16,633	8.125%, 06/01/23 (e)	17,548

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Diversified Telecommunication Services — Continued
		Level 3 Communications, Inc.,
	6,000	8.875%, 06/01/19	6,577
	36,305	11.875%, 02/01/19	42,023
		Level 3 Financing, Inc.,
	12,645	6.125%, 01/15/21 (e)	12,835
	4,000	8.125%, 07/01/19	4,380
	15,615	8.625%, 07/15/20	17,489
	6,316	9.375%, 04/01/19	7,058
	27,230	10.000%, 02/01/18	29,068
	1,500	VAR, 3.835%, 01/15/18 (e)	1,511
	13,642	PAETEC Holding Corp., 9.875%, 12/01/18	15,245
		Qwest Capital Funding, Inc.,
	1,426	6.875%, 07/15/28	1,305
	797	7.750%, 02/15/31	761
	1,000	Qwest Corp., 7.250%, 09/15/25	1,067
		SBA Telecommunications, Inc.,
	2,110	5.750%, 07/15/20	2,200
	1,168	8.250%, 08/15/19	1,261
		Sprint Capital Corp.,
	8,333	6.900%, 05/01/19	9,041
	54,087	8.750%, 03/15/32	58,144
		tw telecom holdings, Inc.,
	1,295	5.375%, 10/01/22	1,290
	4,975	5.375%, 10/01/22 (e)	4,956
	3,120	6.375%, 09/01/23 (e)	3,292
	25,947	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	27,634
	4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,441
	9,602	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	10,298
		Virgin Media Finance plc, (United Kingdom),
	3,059	6.375%, 04/15/23 (e)	3,159
	5,000	8.375%, 10/15/19	5,456
		Virgin Media Secured Finance plc, (United Kingdom),
	6,806	5.375%, 04/15/21 (e)	6,925
	13,415	6.500%, 01/15/18	13,901
		Wind Acquisition Finance S.A., (Luxembourg),
	1,965	6.500%, 04/30/20 (e)	2,073
	9,829	7.250%, 02/15/18 (e)	10,321
EUR	12,350	7.375%, 02/15/18 (e)	17,732
	7,436	11.750%, 07/15/17 (e)	7,901
EUR	9,096	11.750%, 07/15/17 (e)	13,133
EUR	1,007	VAR, 5.479%, 04/30/19 (e)	1,398
		Windstream Corp.,
	3,515	6.375%, 08/01/23	3,357
	9,275	7.500%, 04/01/23	9,495
	6,720	7.750%, 10/15/20	7,190
	4,795	7.750%, 10/01/21	5,119
	4,755	7.750%, 10/01/21 (e)	5,076
	1,000	8.125%, 09/01/18	1,078
		Zayo Group LLC/Zayo Capital, Inc.,
	5,775	8.125%, 01/01/20	6,367
	15,000	10.125%, 07/01/20	17,325

			677,223

		Wireless Telecommunication Services — 1.0%
	13,068	Cricket Communications, Inc., 7.750%, 10/15/20	14,979
	5,960	Crown Castle International Corp., 5.250%, 01/15/23	5,886
	6,075	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	6,652
	1,745	iPCS, Inc., PIK, 3.492%, 05/01/14	1,745
		MetroPCS Wireless, Inc.,
	15,367	6.250%, 04/01/21 (e)	15,982
	9,442	6.625%, 11/15/20	9,997
	9,684	6.625%, 04/01/23 (e)	9,974
	3,410	7.875%, 09/01/18	3,674
		NII Capital Corp.,
	23,653	7.625%, 04/01/21	9,461
	5,520	10.000%, 08/15/16	2,871
		NII International Telecom S.C.A., (Luxembourg),
	4,721	7.875%, 08/15/19 (e)	3,399
	4,425	11.375%, 08/15/19 (e)	3,540
	8,501	SoftBank Corp., (Japan), 4.500%, 04/15/20(e)	8,448
		Sprint Communications, Inc.,
	9,370	6.000%, 11/15/22	9,300
	2,013	7.000%, 03/01/20 (e)	2,239
	21,200	7.000%, 08/15/20	22,790
	29,908	9.000%, 11/15/18 (e)	36,189
	8,760	11.500%, 11/15/21	11,476
		Sprint Corp.,
	7,042	7.250%, 09/15/21 (e)	7,623
	14,435	7.875%, 09/15/23 (e)	15,806
		T-Mobile USA, Inc.,
	4,551	5.250%, 09/01/18 (e)	4,744
	2,603	6.125%, 01/15/22	2,652
	3,099	6.464%, 04/28/19	3,300
	1,405	6.500%, 01/15/24	1,423

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — Continued
		Wireless Telecommunication Services — Continued
	7,065	6.633%, 04/28/21	7,401
	9,988	6.731%, 04/28/22	10,412
	2,076	6.836%, 04/28/23	2,159

			234,122

		Total Telecommunication Services	911,345

		Utilities — 0.4%
		Electric Utilities — 0.1%
	9,600	AES Eastern Energy LP, Series 99-B, 9.000%, 01/02/17 (d) (i)	—
		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
	1,065	6.875%, 08/15/17 (e)	1,091
	18,827	10.000%, 12/01/20	20,004
	3,923	12.250%, 03/01/22 (e)	4,551

			25,646

		Gas Utilities — 0.0% (g)
		Sabine Pass Liquefaction LLC,
	3,485	5.625%, 02/01/21 (e)	3,441
	1,355	5.625%, 04/15/23 (e)	1,284
		Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
	3,770	5.875%, 10/01/20	3,874
	2,025	6.125%, 10/15/21	2,091

			10,690

		Independent Power Producers & Energy Traders — 0.3%
		AES Corp.,
	1,440	7.375%, 07/01/21	1,627
	2,055	8.000%, 06/01/20	2,405
		Calpine Corp.,
	6,397	7.500%, 02/15/21 (e)	6,973
	1,120	7.875%, 07/31/20 (e)	1,226
	1,980	7.875%, 01/15/23 (e)	2,168
		Dynegy Holdings LLC,
	1,413	7.625%, 10/15/26 (d) (i)	2
	23,337	7.750%, 06/01/19 (d) (i)	30
	20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d) (i)	—
		Edison Mission Energy,
	14,250	7.000%, 05/15/17 (d)	10,687
	12,500	7.200%, 05/15/19 (d)	9,375
		GenOn Energy, Inc.,
	5,000	9.500%, 10/15/18	5,763
	10,500	9.875%, 10/15/20	11,786
		NRG Energy, Inc.,
	3,150	7.625%, 01/15/18	3,591
	1,295	7.875%, 05/15/21	1,444
	1,920	8.250%, 09/01/20	2,136

			59,213

		Total Utilities	95,549

		Total Corporate Bonds
		(Cost $5,762,242)	5,027,613

	Event-Linked Bonds 0.8%
	17,400	Armor Re Ltd., (Bermuda), VAR, 4.250%, 05/14/14 (e) (m)	17,565
	3,000	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.850%, 04/07/17 (e)	3,094
	6,750	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	6,827
		Calypso Capital II Ltd., (Ireland),
EUR	4,000	VAR, 1.500%, 01/09/17 (e)	5,438
EUR	4,500	VAR, 1.500%, 01/08/18 (e)	6,116
	1,750	Combine Re Ltd., (Cayman Islands), VAR, 10.000%, 01/07/15 (e)	1,884
	4,000	East Lane Re Ltd., (Cayman Islands), VAR, 5.750%, 03/14/14 (e)	4,045
	6,000	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	6,211
	44,500	Everglades Re Ltd., (Bermuda), VAR, 17.750%, 04/30/14 (e)	47,361
EUR	2,000	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	2,737
	1,275	Ibis Re II Ltd., (Cayman Islands), VAR, 4.000%, 06/28/16 (e)	1,297
		Johnston Re Ltd., (Cayman Islands),
	1,750	VAR, 6.900%, 05/08/14 (e)	1,789
	500	VAR, 7.600%, 05/08/14 (e)	513
		Lodestone Re Ltd., (Bermuda),
	9,500	Series A-1, VAR, 6.000%, 01/08/14 (e)	9,531
	8,000	Series A-2, VAR, 7.250%, 01/08/14 (e)	8,034
	3,322	Loma Reinsurance Ltd., (Cayman Islands), VAR, 18.000%, 01/09/14 (e)	3,374
	2,800	Longpoint Re Ltd., (Cayman Islands), VAR, 5.400%, 12/24/13 (e)	2,807
	3,000	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.000%, 05/18/16 (e)	3,045
	1,000	Mona Lisa Re Ltd., (Bermuda), VAR, 7.300%, 07/07/17 (e)	1,045
	4,000	Nakama Re Ltd., (Bermuda), VAR, 2.750%, 09/29/16 (e)	4,032
	2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.000%, 05/15/17 (e)	2,039
	9,750	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e)	10,456
		Residential Reinsurance Ltd., (Cayman Islands),
	2,000	VAR, 5.311%, 12/06/19 (e)	2,000
	2,750	VAR, 8.000%, 06/06/17 (e)	2,861
	500	Residential Reinsurance Ltd., (Cayman Islands), VAR, 4.500%, 12/06/16 (e)	516
	7,000	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e)	7,001
	2,350	EOS Wind Ltd., (Ireland), VAR, 6.800%, 05/26/14 (e)	2,404
	17,350	Foundation Re III Ltd., (Cayman Islands), Series A-1, VAR, 5.750%, 02/03/14 (e)	17,475
	5,500	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	5,668
	2,000	Mystic Re Ltd., (Cayman Islands), VAR, 9.000%, 03/12/15 (e)	2,104

		Total Event-Linked Bonds (Cost $189,346)	189,269

	Mortgage Pass-Through Securities — 0.3%
	67,427	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 12/25/43	67,962
	20,414	Federal National Mortgage Association, Other 11/28/43	2,705

		Total Mortgage Pass-Through Securities (Cost $70,583)	70,667

	Municipal Bonds — 0.2% (t)
		Massachusetts — 0.0% (g)
	3,215	Massachusetts Development Finance Agency Resource Recovery, Covanta Energy Project, Class C, Rev., 5.250%, 11/01/42 (e)	2,813
	,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,217

			6,030

		New York — 0.0% (g)
	3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,783
	1,790	Niagara Area Development Corp., Solid Waste Disposal Facility, Covanta Energy Project, Rev., 5.250%, 11/01/42 (e)	1,575

			5,358

		Ohio — 0.0% (g)
	3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,048

		Oklahoma — 0.1%
		Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
	5,990	Series B, Rev., 5.000%, 03/01/33	6,238
	5,615	Series B, Rev., 5.000%, 03/01/34	5,828

			12,066

		Pennsylvania — 0.0% (g)
	3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	3,892

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
		Virginia — 0.1%
9,285		Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	9,837

		Total Municipal Bonds (Cost $42,938)	41,231

Preferred Securities — 0.4% (x)
		Financials — 0.4%
		Commercial Banks — 0.0% (g)
9,772		Wachovia Capital Trust III, VAR, 5.570%, 10/04/13	9,094

		Diversified Financial Services — 0.3%
		Bank of America Corp.,
46,218		Series K, VAR, 8.000%, 01/30/18	51,071
8,281		Series M, VAR, 8.125%, 05/15/18	9,233
8,121		Citigroup, Inc., VAR, 5.950%, 01/30/23	7,583

			67,887

		Insurance — 0.1%
9,450		Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	9,734

		Total Preferred Securities (Cost $79,242)	86,715

Private Placements — 1.4%
		Commercial Loan — 1.0%
50,000		Ace Hotel, 8.150%, 01/31/18 (i)	50,000
40,000		Americana Manhasset (The), 8.210%, 10/01/37 (i)	46,953
42,000		Doubletree Hotel, 8.183%, 07/31/14 (i)	42,000
27,268		Hotel Waldorf-Astoria Corp. (The), 7.400%, 05/01/15 (i)	27,319
30,000		Kyo ya Mezzanine, 7.500%, 11/02/17 (i)	30,000
35,000		Raleigh Hotel, 7.980%, 10/01/17 (i)	37,385

		Total Commercial Loan	233,657

		Residential Loan — 0.4%
37,310		141 East 88th Street LLC, 6.663%, 08/31/16 (i)	37,310
65,000		RBR 50th Street Funding LLC, 7.660%, 08/31/15 (i)	65,000

		Total Residential Loan	102,310

		Total Private Placements (Cost $326,577)	335,967

U.S. Treasury Obligations — 1.1%
56,541		U.S. Treasury Bonds, 3.625%, 08/15/43 (m)	54,668
		U.S. Treasury Notes,
118,239		2.500%, 08/15/23 (m)	116,031
76,958		2.750%, 11/15/23 (m)	77,018

		Total U.S. Treasury Obligations (Cost $247,898)	247,717

SHARES
Investment Companies — 0.1%
299		Advent Claymore Convertible Securities & Income Fund II	2,154
452		ING Prime Rate Trust	2,656
327		Invesco Senior Income Trust	1,683
619		Nuveen Credit Strategies Income Fund	5,810

		Total Investment Companies (Cost $6,305)	12,303

Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
144		General Motors Co. (a)	5,568

		Media — 0.0% (g)
5		Loral Space & Communications, Inc.	395
– (h	)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	344

			739

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	581

		Total Consumer Discretionary	6,888

		Financials — 0.0% (g)
		Commercial Banks — 0.0% (g)
10		Capital Bank Financial Corp., Class A (a)	234

		Diversified Financial Services — 0.0% (g)
1,487		Capmark Financial Group, Inc.	8,743
33		Somerset Cayuga Holding Co., Inc. (a) (i)	856

			9,599

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management (a) (i)	1,000

		Total Financials	10,833

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	236

		Information Technology — 0.0%
		Computers & Peripherals — 0.0%
165		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Materials — 0.1%
		Chemicals — 0.0% (g)
– (h	)	LyondellBasell Industries N.V., Class A	15

		Construction Materials — 0.0% (g)
302		U.S. Concrete, Inc. (a)	7,037

		Containers & Packaging — 0.0%
42		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
188		New Holdco (a) (i)	16,422

		Total Materials	23,474

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
220		Globalstar, Inc. (a)	391

		Utilities — 0.1%
		Independent Power Producers & Energy Traders — 0.1%
735		Dynegy, Inc. (a)	15,736

		Total Common Stocks (Cost $70,362)	57,558

Preferred Stocks — 0.3%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
101		General Motors Co., Series B, 4.750%, 12/01/13 ($50 par value) (m)	4,091

		Financials — 0.3%
		Commercial Banks — 0.1%
160		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,610

		Consumer Finance — 0.1%
29		Ally Financial, Inc., 7.000%, 01/02/14 ($1,000 par value) (e) (m) @	28,016
156		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,176

			32,192

		Diversified Financial Services — 0.0% (g)
5		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,232

		Insurance — 0.1%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.364%, 12/30/13 ($1,000 par value) @	23,917

		Total Financials	69,951

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
82		Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value)	4,026

		Information Technology — 0.0%
		Computers & Peripherals — 0.0%
38		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) ($50 par value) (i)	—

		Materials — 0.0%
		Containers & Packaging — 0.0%
4		Constar International, Inc., Class A, 11.000% (a) (i)	—
		Total Preferred Stocks (Cost $75,855)	78,068

PRINCIPAL AMOUNT($)
Loan Assignments — 4.7%
		Consumer Discretionary — 1.6%
		Automobiles — 0.1%
15,449		Chrysler Group LLC, Term Loan B, VAR, 4.250%, 05/24/17	15,549

		Hotels, Restaurants & Leisure — 0.5%
2,000		American Casino & Entertainment Properties LLC, 2nd Lien Term Loan, VAR, 11.250%, 01/03/20	2,070
3,092		American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	3,117
7,400		Bally Technologies, Inc., Term B Loan, VAR, 08/15/20 ^	7,443
27,428		Caesars Entertainment Operating Co., Inc.(FKA Harrahs), Extended B-6 Term Loan, VAR, 5.488%, 01/28/18	26,057
24,689		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	24,782
1,990		Centaur Acquisition LLC, 1st Lien Term Loan, VAR, 5.250%, 02/20/19	2,010
		FOCUS Brands, Inc., Term Loan,
3,067		VAR, 4.250%, 02/21/18	3,049
12		VAR, 5.500%, 02/21/18	11
2,175		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	2,277
		Hilton Worldwide Finance LLC, Initial Term Loan,
3,488		VAR, 4.000%, 10/26/20	3,498
1,268		VAR, 4.000%, 10/26/20	1,272
1,189		VAR, 4.000%, 10/26/20	1,192

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
2,000	Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	2,060
3,250	Intrawest, 1st Lien Term Loan, VAR, 8.000%, 12/04/17	3,284
1,666	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	1,664
3,516	Landry’s, Inc., Term Loan, VAR, 4.750%, 04/24/18	3,528
7,160	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 11/08/19 ^	7,247
	NPC International, Inc., Term Loan,
464	VAR, 4.500%, 12/28/18	465
440	VAR, 4.500%, 12/28/18	442
147	VAR, 4.500%, 12/28/18	147
29	VAR, 4.500%, 12/28/18	29
	Scientific Games Corp., Initial Term Loan,
2,009	VAR, 4.250%, 10/18/20	2,008
2,057	VAR, 4.250%, 10/18/20	2,055
335	VAR, 4.250%, 10/18/20	335
3,450	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	3,463
	Six Flags Theme Parks, Inc., Tranche B Term Loans,
10,274	VAR, 4.000%, 12/20/18	10,313
2,350	VAR, 4.000%, 12/20/18	2,359
7	VAR, 5.250%, 12/20/18	7
5,771	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	5,830
	Wendy’s International, Inc., Term Loan,
1,602	VAR, 3.250%, 05/15/19	1,601
240	VAR, 3.250%, 05/15/19	240

		123,855

	Household Durables — 0.1%
4,709	Targus, Inc., 1st Lien Term Loan, VAR, 12.000%, 05/24/16 ^	4,002
	Waddington Group, Inc., 1st Lien Term Loan,
2,951	VAR, 4.500%, 06/07/20	2,970
79	VAR, 5.500%, 06/07/20	80
	Waddington Group, Inc., USD Term Loans - US Borrower,
1,603	VAR, 4.500%, 06/07/20	1,614
43	VAR, 5.500%, 06/07/20	43
3,007	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	2,978

		11,687

	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.996%, 01/30/17 (i) ^	2,370

	Leisure Equipment & Products — 0.0% (g)
5,286	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,345

	Media — 0.6%
3,357	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	3,382
15,900	Clear Channel Communications, Inc., Term Loan B, VAR, 3.814%, 01/29/16 ^	15,304
30,935	Clear Channel Communications, Inc., Term Loan D, VAR, 6.914%, 01/23/19	29,156
	Entercom Radio LLC, Term Loan,
4,176	VAR, 5.000%, 11/23/18	4,187
144	VAR, 5.000%, 11/23/18	144
	Gray Television, Inc., 1st Lien Term Loan,
219	VAR, 4.750%, 10/12/19	219
15	VAR, 4.750%, 10/12/19	15
596	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	601
1,875	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	1,873
2,470	McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	2,513
	MTL Publishing LLC, Term B Loan,
1,238	VAR, 4.250%, 06/29/18	1,242
321	VAR, 4.250%, 06/29/18	323
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	972
	R.H. Donnelley, Inc., Exit Term Loan,
1,892	VAR, 9.750%, 12/31/16 ^	1,168
2,101	VAR, 9.750%, 12/31/16 ^	1,296
5,085	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	5,203
	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B,
1,161	VAR, 3.000%, 04/09/20	1,152
729	VAR, 3.000%, 04/09/20	723
24,527	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20 ^	24,622
13,751	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	13,766
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (i)	240
28,175	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16 ^	27,447

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Media — Continued
3,575	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	3,570

		139,118

	Multiline Retail — 0.2%
	Hudson’s Bay Co., 1st Lien Initial Term Loan,
1,505	VAR, 4.750%, 11/04/20	1,523
347	VAR, 4.750%, 11/04/20	352
232	VAR, 4.750%, 11/04/20	234
232	VAR, 4.750%, 11/04/20	234
41,895	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	40,915
10,440	Neiman Marcus Group, Inc., Term Loan, VAR, 5.000%, 10/25/20	10,503

		53,761

	Specialty Retail — 0.1%
921	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	921
	Gymboree Corp. (The), Initial Term Loan (A & R),
179	VAR, 5.000%, 02/23/18	173
6,704	VAR, 5.000%, 02/23/18	6,498
	J. Crew Group, Inc., Term Loan B,
6,674	VAR, 4.000%, 03/07/18	6,697
3,329	VAR, 4.000%, 03/07/18	3,341
3,012	VAR, 4.000%, 03/07/18	3,022
4,912	Petco, New Term Loan, VAR, 4.000%, 11/24/17	4,931

		25,583

	Total Consumer Discretionary	377,268

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.2%
4,165	Albertsons LLC, Term B-2 Loan, VAR, 03/21/19 ^	4,155
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,404
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,379
28,932	SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	29,049

		50,987

	Food Products — 0.1%
1,300	Del Monte Corp., Term Loan, VAR, 4.000%, 03/08/18	1,304
12,500	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 ^	12,555
6,290	H. J. Heinz Co., Term B-2 Loan, VAR, 06/05/20 ^	6,330
	High Liner Foods, Inc., Term Loan,
2,252	VAR, 4.750%, 12/19/17	2,252
52	VAR, 4.750%, 12/19/17	52
	New HB Acquisition LLC, Term B Loan,
1,840	VAR, 6.750%, 04/09/20	1,894
160	VAR, 6.750%, 04/09/20	165
	Pinnacle Foods Finance LLC, Tranche H Term Loan,
3,999	VAR, 3.250%, 04/29/20 ^	3,993
9	VAR, 3.250%, 04/29/20	9

		28,554

	Household Products — 0.1%
7,177	Herff Jones, 1st Lien Senior Secured Tranche B, VAR, 5.500%, 06/25/19	7,221
13,829	Reynolds Group Holdings Ltd., Term Loan, VAR, 4.000%, 12/26/18	13,916

		21,137

	Total Consumer Staples	100,678

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
16,010	Drillships Financing Holding, Inc., Tranche B-2 Term Loan, VAR, 5.500%, 07/15/16	16,197
2,182	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	2,185
3,390	Shelf Drilling Midco Ltd., Term Loan, VAR, 9.500%, 10/01/18	3,432
3,755	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	3,825

		25,639

	Oil, Gas & Consumable Fuels — 0.2%
1,263	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/28/18	1,291
13,535	Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18	13,200
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	11,865
10,388	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	10,453
5,000	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	5,022
4,667	Sabine Oil & Gas (NFR Energy) Term Loan, VAR, 8.750%, 12/31/18	4,696
5,879	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	5,849

		52,376

	Total Energy	78,015

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Financials — 0.3%
	Capital Markets — 0.0% (g)
7,656	Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	7,707

	Consumer Finance — 0.1%
24,446	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17	24,466
8,805	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	8,816

		33,282

	Diversified Financial Services — 0.1%
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
1,527	VAR, 4.250%, 10/01/19 ^	1,532
1,106	VAR, 4.250%, 10/01/19 ^	1,110
572	VAR, 4.250%, 10/01/19 ^	574
147	VAR, 4.250%, 10/01/19 ^	148
147	VAR, 4.250%, 10/01/19 ^	148
128	VAR, 4.250%, 10/01/19 ^	128
88	VAR, 4.250%, 10/01/19 ^	89
59	VAR, 4.250%, 10/01/19 ^	59
1,040	Ascensus, Inc., 2nd Lien Term Loan, VAR, 11/15/20 ^	1,066
5,450	ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19 ^	5,215

		10,069

	Insurance — 0.1%
6,108	Hub International Ltd., Initial Term Loan, VAR, 4.750%, 10/02/20	6,166
3,937	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	3,982
11,753	USI, Inc., Term Loan, VAR, 5.000%, 12/27/19	11,786

		21,934

	Real Estate Management & Development — 0.0% (g)
657	Realogy Corp., Extended Synthetic Commitments, VAR, 4.428%, 10/10/16	663

	Total Financials	73,655

	Health Care — 0.5%
	Biotechnology — 0.0% (g)
5,455	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	5,479

	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term B-2 Loan,
20	VAR, 3.664%, 07/25/17	20
623	VAR, 3.666%, 07/25/17	628
424	VAR, 3.666%, 07/25/17	427
350	VAR, 3.751%, 07/25/17	352
3,086	Carestream Health, Inc., Term Loan, VAR, 5.000%, 06/07/19	3,119
4,746	Kinetic Concepts, Inc., Dollar Term D-1 Loan, VAR, 4.500%, 05/04/18	4,792

		9,338

	Health Care Providers & Services — 0.3%
	Alliance Healthcare Services, Inc., Term Loan,
641	VAR, 4.250%, 06/03/19 ^	632
592	VAR, 4.250%, 06/03/19 ^	584
561	VAR, 4.250%, 06/03/19 ^	553
521	VAR, 4.250%, 06/03/19 ^	514
481	VAR, 4.250%, 06/03/19 ^	474
400	VAR, 4.250%, 06/03/19 ^	395
160	VAR, 4.250%, 06/03/19 ^	158
3,134	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	3,146
2,125	HCA, Inc., Term Loan B4, VAR, 2.914%, 05/01/18	2,125
12,939	Health Management Associates, Inc., Term Loan B, VAR, 3.500%, 11/16/18	12,929
9,792	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,847
8,570	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	8,469
19,393	National Mentor Holdings, Inc., Tranche B- 1 Term Loan, VAR, 6.500%, 02/09/17 ^	19,474

		59,300

	Pharmaceuticals — 0.2%
	Aptalis Pharma, Inc., Term B Loan,
15,600	VAR, 6.000%, 10/02/20	15,751
14,400	VAR, 6.000%, 10/02/20	14,540
8,208	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	8,232
2,336	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 3.664%, 09/15/16	2,342
3,225	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	3,261
4,430	Par Pharmaceutical Cos., Inc., Term Loan B, VAR, 4.250%, 09/30/19	4,449

		48,575

	Total Health Care	122,692

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
4,398	Hamilton Sundstrand Industrial Corp., Term Loan, VAR, 4.000%, 12/13/19	4,394

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Airlines — 0.0% (g)
7,746	Delta Air Lines, Inc., New Term Loan B-1, VAR, 4.000%, 10/18/18	7,775

	Building Products — 0.1%
5,700	MacDermid, Tranche B 1st Lien Term Loan, VAR, 3.164%, 06/07/20	5,729
5,450	Norcraft Cos., Inc., 1st Lien Term Loan B, VAR, 11/15/20 ^	5,477

		11,206

	Commercial Services & Supplies — 0.0% (g)
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
1,216	VAR, 5.414%, 06/30/17	1,218
632	VAR, 5.414%, 06/30/17	633
266	VAR, 5.414%, 06/30/17	266
2,947	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	2,975
2,308	Southern Graphic Systems, Inc., Term Loan, VAR, 4.250%, 10/17/19	2,311
1,356	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	1,365

		8,768

	Electrical Equipment — 0.0% (g)
	Alliance Laundry Systems LLC, 1st Lien Term Loan,
1,968	VAR, 4.250%, 12/10/18	1,973
59	VAR, 4.250%, 12/10/18	59

		2,032

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
1,316	VAR, 6.500%, 07/29/17	1,291
671	VAR, 6.500%, 07/29/17	658

		1,949

	Machinery — 0.1%
2,508	Edwards Ltd., Term Loan, VAR, 4.500%, 03/26/20	2,508
5,609	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	5,623
4,875	Intelligrated, Inc., 2nd Lien Term Loan, VAR, 10.500%, 01/30/20	4,997
	Rexnord LLC/RBS Global, Inc., Term B Loan,
2,224	VAR, 4.000%, 08/21/20	2,223
1,246	VAR, 4.000%, 08/21/20	1,245
2,796	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	2,807

		19,403

	Marine — 0.1%
7,265	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	7,352
3,125	State Class Tankers, Initial Term Loan, VAR, 6.750%, 06/20/20	3,149

		10,501

	Road & Rail — 0.0% (g)
3,722	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	3,734
	Ozburn-Hessey Logistics LLC, Term Loan,
1,225	VAR, 6.750%, 05/22/19	1,226
3	VAR, 7.750%, 05/22/19	3
	Swift Transportation Co., Term Loan B2,
3,074	VAR, 4.000%, 12/21/17	3,089
351	VAR, 4.000%, 12/21/17	353
176	VAR, 4.000%, 12/21/17	176

		8,581

	Total Industrials	74,609

	Information Technology — 0.6%
	Communications Equipment — 0.1%
5,753	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	5,800
3,980	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	3,956
16,445	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17	15,744
3,965	Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	3,947

		29,447

	Electronic Equipment, Instruments & Components — 0.1%
4,229	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	4,208
10,343	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	10,235

		14,443

	Internet Software & Services — 0.1%
16,247	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/16/18	16,267

	IT Services — 0.1%
3,272	Ceridian Corp., 2013 New Replacement U.S. Term Loan, VAR, 4.416%, 05/09/17	3,285
30,000	First Data Corp., Extended 2018 Dollar, Term Loan, VAR, 4.166%, 03/23/18	30,060
3,300	First Data Corp., Term Loan, VAR, 4.166%, 09/24/18	3,307

		36,652

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Loan Assignments — Continued
		Semiconductors & Semiconductor Equipment — 0.1%
	8,244	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	8,328
	4,800	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	4,850
	5,438	ON Semiconductor Corp., Term Loan, VAR, 1.998%, 01/02/18	5,356

			18,534

		Software — 0.1%
	4,447	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	4,497
	1,595	BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20	1,603
EUR	1,000	BMC Software, Inc., Initial Foreign Euro Term Loan, VAR, 5.500%, 09/10/20	1,369
	6,877	RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	6,938
	4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,398

			18,805

		Total Information Technology	134,148

		Materials — 0.3%
		Chemicals — 0.1%
	1,645	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	1,655
	1,663	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 5.998%, 11/15/14	1,664
	4,410	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	4,441
	4,877	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19 ^	4,889
		Tronox Ltd., Term Loan,
	743	VAR, 4.500%, 03/19/20	752
	846	VAR, 4.500%, 03/19/20	855

			14,256

		Construction Materials — 0.0% (g)
	4,914	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	4,934
	2,847	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,918

			7,852

		Metals & Mining — 0.1%
		Essar Steel Algoma, Inc., Term Loan,
	990	VAR, 8.750%, 09/20/14	999
	3	VAR, 8.750%, 09/20/14	2
	13,050	Fairmount Minerals Ltd., Tranche Term B-2 Loan, VAR, 5.000%, 09/05/19	13,164
	499	Murray Energy Corp., Term Loan B, VAR, 4.750%, 05/24/19	502

			14,667

		Paper & Forest Products — 0.1%
		Appvion, Inc., 1st Lien Term Loan,
	5,394	VAR, 5.750%, 06/28/19	5,407
	736	VAR, 5.750%, 06/28/19	737
	15	VAR, 6.750%, 06/28/19	16
	9,823	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.500%, 08/28/20 ^	9,774
	7,297	Continental Building Products, Inc., Closing Date Loan, VAR, 8.500%, 02/26/21 ^	7,296

			23,230

		Total Materials	60,005

		Telecommunication Services — 0.2%
		Diversified Telecommunication Services — 0.1%
		Altice Financing S.A., Term Loan,
	4,751	VAR, 5.500%, 07/02/19	4,781
	748	VAR, 5.500%, 07/02/19	752
	642	VAR, 5.500%, 07/02/19	646
	1,234	VAR, 5.500%, 07/02/19	1,242
		Cincinnati Bell, Inc., Tranche B Term Loan,
	1,343	VAR, 4.000%, 09/10/20	1,344
	1,343	VAR, 4.000%, 09/10/20	1,343
	1,343	VAR, 4.000%, 09/10/20	1,343
	4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/15/20	4,380
		Integra Telecom Holdings, Inc., Term Loan,
	1,091	VAR, 5.250%, 02/22/19	1,102
	1,080	VAR, 5.250%, 02/22/19	1,090
	3,570	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	3,560
	4,000	Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/07/20	4,000

			25,583

		Wireless Telecommunication Services — 0.1%
	5,611	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	5,632
	11,018	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	11,046

			16,678

		Total Telecommunication Services	42,261

		Utilities — 0.2%
		Electric Utilities — 0.2%
	12,469	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,500

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Electric Utilities — Continued
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
3,265	VAR, 4.668%, 10/10/17	2,258
14,331	VAR, 4.739%, 10/10/17	9,911
8,605	VAR, 4.739%, 10/10/17	5,952
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
3,194	VAR, 3.668%, 10/10/14	2,296
14,396	VAR, 3.739%, 10/10/14	10,347
8,611	VAR, 3.739%, 10/10/14	6,189

		49,453

	Independent Power Producers & Energy Traders — 0.0% (g)
2,875	EFS Cogen Holdings I LLP, Term Loan, VAR, 10/16/19 ^	2,875
1,891	NRG Energy, Inc., Term Loan Incremental, VAR, 2.750%, 07/01/18	1,887

		4,762

	Total Utilities	54,215

	Total Loan Assignments (Cost $1,121,179)	1,117,546

NUMBER OF WARRANTS
Warrant — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
306	expiring 7/10/16 (Strike Price $10.00) (a)	8,867
481	expiring 7/10/19 (Strike Price $18.33) (a)	10,194

		19,061

	Specialty Retail — 0.0%
	Neebo, Inc.,
209	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

		—

	Total Consumer Discretionary	19,061

	Industrials — 0.0%
	Marine — 0.0%
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost 13,516)	19,061

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
42,087	Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A. (r)	680
20,348	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	1,333
42,086	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	1,392

	Total Options Purchased (Cost $2,604)	3,405

PRINCIPAL AMOUNT
Short-Term Investments — 58.4%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
11,895	0.063%, 01/23/14 (k) (n)	11,894
34,530	0.080%, 05/01/14 (k) (n)	34,517

	Total U.S. Treasury Obligations (Cost $46,412)	46,411

SHARES
	Investment Company — 58.2%
13,783,117	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	13,783,117

	Total Short-Term Investments (Cost $13,829,529)	13,829,528

	Total Investments — 99.8% (Cost $23,321,829)	23,633,980
	Other Assets in Excess of Liabilities — 0.2%	36,149

	NET ASSETS — 100.0%	$23,670,129

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except for number of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
(134,854)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 12/25/43	(143,873)
(101,610)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/43	(110,461)

	(Proceeds received of $254,701)	(254,334)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
444	Euro Bund	12/06/13	85,495	612
1,017	10 Year U.S. Treasury Note	03/20/14	127,507	(50)
4,681	90 Day Eurodollar	12/18/17	1,135,084	3,609
6,719	90 Day Eurodollar	03/19/18	1,625,326	(854)
	Short Futures Outstanding
(927)	Euro Bobl	12/06/13	(157,829)	(3)
(218)	90 Day Eurodollar	12/16/13	(54,371)	(71)
(283)	90 Day Eurodollar	03/17/14	(70,570)	(116)
(1,065)	10 Year U.S. Treasury Note	03/20/14	(133,524)	364
(50)	U.S. Long Bond	03/20/14	(6,538)	39
(4)	2 Year U.S. Treasury Note	03/31/14	(881)	— (h)
(413)	5 Year U.S. Treasury Note	03/31/14	(49,941)	9
(177)	90 Day Eurodollar	06/16/14	(44,126)	(72)
(165)	90 Day Eurodollar	09/15/14	(41,124)	(83)
(165)	90 Day Eurodollar	12/15/14	(41,106)	(98)
(956)	90 Day Eurodollar	03/16/15	(237,984)	(708)
(956)	90 Day Eurodollar	06/15/15	(237,733)	(766)
(1,634)	90 Day Eurodollar	09/14/15	(405,722)	(225)
(6,315)	90 Day Eurodollar	12/14/15	(1,564,936)	(929)
(7,906)	90 Day Eurodollar	03/14/16	(1,954,561)	(916)
(1,052)	90 Day Eurodollar	06/13/16	(259,423)	(768)

				$(1,026)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except for number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,767,000	AUD	Credit Suisse International	01/30/14	6,272	6,136	(136)

24,288,800	CHF	Union Bank of Switzerland AG	02/10/14	27,120	26,814	(306)

6,626,025	EUR	BNP Paribas	12/20/13	8,960	9,004	44
500,000	EUR	Royal Bank of Scotland	01/10/14	676	679	3
6,767,000	EUR	Credit Suisse International	01/29/14	9,136	9,195	59
13,437,668	EUR	Union Bank of Switzerland AG	01/29/14	18,079	18,260	181

13,202,000	GBP	Union Bank of Switzerland AG	12/16/13	21,084	21,601	517
10,152,000	GBP	Citibank, N.A.	01/24/14	16,370	16,605	235

167,787,000	MXN	Union Bank of Switzerland AG	12/23/13	13,224	12,768	(456)

38,283,000	NOK	Credit Suisse International	01/30/14	6,384	6,234	(150)
59,940,500	NOK	Union Bank of Switzerland AG	01/31/14	10,116	9,761	(355)

				137,421	137,057	(364)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,767,000	AUD	Credit Suisse International	01/30/14	6,383	6,136	247

9,334,000	CAD	Goldman Sachs International	12/20/13	8,929	8,781	148

24,288,800	CHF	Union Bank of Switzerland AG	02/10/14	26,235	26,814	(579)

91,526,000	EUR	Morgan Stanley	12/20/13	123,612	124,366	(754)
11,060,000	EUR	Merrill Lynch International	01/10/14	15,040	15,028	12
26,701,010	EUR	Citibank, N.A.	01/29/14	35,697	36,283	(586)
6,793,000	EUR	Credit Suisse International	01/29/14	9,242	9,231	11

13,202,000	GBP	Union Bank of Switzerland AG	12/16/13	20,481	21,600	(1,119)
33,699,000	GBP	State Street Corp.	12/20/13	54,249	55,135	(886)
10,152,000	GBP	Union Bank of Switzerland AG	01/24/14	16,362	16,605	(243)

167,787,000	MXN	Goldman Sachs International	12/23/13	12,832	12,768	64

51,113,000	NOK	State Street Corp.	12/20/13	8,387	8,336	51
38,283,000	NOK	Credit Suisse International	01/30/14	6,155	6,235	(80)
59,940,500	NOK	Union Bank of Switzerland AG	01/31/14	9,803	9,761	42

				353,407	357,079	(3,672)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	09/20/18	2.460	300	(36)	16
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	06/20/18	2.287	500	(61)	14
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	166,900	(3,135)	1,582
Barclays Bank plc:
Bank of America Corp., 5.650%, 05/01/18	1.000% quarterly	12/20/18	0.837	33,480	(333)	(37)
El Paso LLC, 7.250%, 06/01/18	1.000% quarterly	12/20/18	1.707	3,600	114	(165)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	3,310	(40)	40
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	33,810	(635)	327
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/18	2.107	16,740	845	(750)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	16,900	(15)	(10)
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	3,310	(40)	43
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	3,310	(40)	36
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	19,890	(243)	220
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	3,310	(50)	23
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	6,630	(100)	31
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	6,630	(100)	29
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	6,640	(101)	81
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/18	2.107	16,540	835	(848)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	16,880	(15)	(77)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	150,990	(138)	(746)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077	10,060	495	(660)
Assured Guaranty Corp., 1.000%, 12/31/99	5.000% quarterly	12/20/16	2.156	7,575	(710)	382
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	12/20/18	1.718	16,700	541	(410)
Credit Suisse International:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/18	2.033	16,540	779	(622)
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	06/20/18	3.691	400	(25)	(11)
Deutsche Bank AG, New York:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	16,900	(317)	222
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	12/20/18	0.589	66,190	(1,470)	1,332
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077	6,710	330	(440)
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077	6,750	332	(409)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/18	2.033	16,730	788	(388)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	33,810	(635)	334
Republic of Turkey, 1,187.500%, 01/15/30	1.000% quarterly	12/20/18	2.086	16,770	828	(604)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	16,970	(16)	7
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.141	68,190	(298)	(1,569)

					(2,666)	(3,027)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.763		13,370	3,240	(3,974)
CDX.EM.20-V1	5.000% quarterly	12/20/18	2.949		150,330	(15,486)	16,783
CMBX.NA.AA.3	0.270% monthly	12/13/49	32.596		14,100	9,236	(7,999)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.968	EUR	134,045	(643)	(3,445)
BNP Paribas:
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.968	EUR	16,700	(80)	(439)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	61.669		6,900	2,872	(5,855)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	61.669		10,550	4,391	(8,434)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.968	EUR	16,740	(80)	(186)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.216		6,600	1,599	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.216		13,380	3,242	(3,404)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	54.169		6,900	2,672	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA. 1	0.100% monthly	10/12/52	0.556		5,700	43	(1,097)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	32.596		7,050	4,618	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.867		17,150	2,043	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	1.292		17,100	255	(2,773)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.216		1,500	104	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.216		8,800	609	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.216		12,100	837	(3,595)
CMBX.NA.AAA. 1	0.100% monthly	10/12/52	0.556		17,700	133	(1,105)

						19,605	(42,732)

Centrally Cleared Credit Default Swaps - Buy Protection [1]
Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.389%		1,035	(84)	49
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.389		66,690	(5,430)	3,781
CDX.NA.IG.21-V1	1.000% quarterly	12/20/18	0.696		540,240	(9,065)	7,778
iTraxx Europe 20.1	5.000% quarterly	12/20/18	3.177	EUR	33,410	(4,099)	2,184

						(18,678)	13,792

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453%	6,500	230	30
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	12,950	429	101
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	13,250	439	99
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	6,900	87	363
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	3,310	(4)	143
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	2,950	37	213
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	6,830	85	594
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	3,310	(4)	160
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	3,310	(4)	112
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	3,310	(4)	90
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	6,630	(8)	306
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	6,630	(8)	277
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	6,640	(8)	169
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	19,890	(23)	531
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	12/20/13	5.000	3,270	32	80
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.751	2,010	169	186
Citibank, N.A.:
Assured Guaranty Corp., 1.000%, 12/31/99*	5.000% quarterly	12/20/18	3.522	5,050	385	(104)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	1,800	23	43
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	6,700	84	160
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	6,900	87	361
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	10,200	128	232
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	13,350	168	336
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	1.871	1,400	71	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	1.871	10,250	519	383
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.751	2,000	168	206
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	12/20/18	0.678	66,190	1,178	(680)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	5,900	209	79
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	22,500	797	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	32,300	1,144	67
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.853	3,475	43	211
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.853	6,900	85	366
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	1.871	6,900	349	327
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	0.598	5,100	233	256
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.636	12,900	443	426
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	6,900	87	396
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	4.112	10,020	148	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.697	3,275	40	125
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.697	10,900	134	416
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.853	10,400	128	529
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	6,575	218	22
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	4,100	136	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	3,200	106	119
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.697	4,590	56	181
J. C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	12/20/13	9.549	6,690	48	60
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	18,350	608	97
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	9,850	327	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	9,650	320	72
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.714	6,820	84	922
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	03/20/14	8.315	3,270	— (h)	190
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.751	3,450	289	268
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	3,400	43	311

					10,331	10,902

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	53.549	14,100	(11,016)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.521	2,620	(752)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.521	9,280	(2,665)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.521	9,360	(2,688)	6,080
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	02/17/51	8.925	17,400	(4,267)	5,628
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	53.549	7,050	(5,508)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.886	17,100	(1,370)	5,595

					(28,266)	41,787

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/ selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2013.
^	—	All or a portion of the security is settled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2013.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$463,807
Aggregate gross unrealized depreciation	(151,656)

Net unrealized appreciation/depreciation	$312,151

Federal income tax cost of investments	$23,321,829

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,963	$—	$925		$6,888
Financials	8,977	856	1,000		10,833
Industrials	—	—	236		236
Information Technology	—	—	—	(a)	—	(a)
Materials	7,052	—	16,422		23,474
Telecommunication Services	391	—	—		391
Utilities	15,736	—	—		15,736

Total Common Stocks	38,119	856	18,583		57,558

Preferred Stocks
Consumer Discretionary	—	4,091	—		4,091
Financials	4,176	65,775	—		69,951
Health Care	4,026	—	—		4,026
Information Technology	—	—	—		—
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	8,202	69,866	—	(a)	78,068

Debt Securities
Asset-Backed Securities	—	35,586	206,649		242,235
Collateralized Mortgage Obligations
Agency CMO	—	613,073	37,456		650,529
Non-Agency CMO	—	533,556	78,872		612,428

Total Collateralized Mortgage Obligations	—	1,146,629	116,328		1,262,957

Commercial Mortgage-Backed Securities	—	—	8,225		8,225
Convertible Bonds
Consumer Discretionary	—	—	—		—
Financials	—	—	3,915		3,915
Corporate Bonds
Consumer Discretionary	—	1,320,226	1,572		1,321,798
Consumer Staples	—	363,701	—		363,701
Energy	—	405,438	—		405,438
Financials	—	582,881	—		582,881
Health Care	—	465,438	—		465,438
Industrials	—	745,649	68,350		813,999

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Information Technology	$—	$385,029	$—		$385,029
Materials	—	674,377	8,058		682,435
Telecommunication Services	—	911,345	—		911,345
Utilities	—	95,517	32		95,549

Total Corporate Bonds	—	5,949,601	78,012		6,027,613

Event-Linked Bonds	—	189,269	—		189,269
Mortgage Pass-Through Securities	—	70,667	—		70,667
Municipal Bonds	—	41,231	—		41,231
Preferred Securities
Financials	—	86,715	—		86,715

Total Preferred Securities	—	86,715	—		86,715

Private Placements
Commercial Loan	—	—	233,657		233,657
Residential Loan	—	—	102,310		102,310
U.S. Treasury Obligations	—	247,717	—		247,717
Investment Companies	12,303	—	—		12,303
Loan Assignments
Consumer Discretionary	—	374,658	2,610		377,268
Consumer Staples	—	100,678	—		100,678
Energy	—	78,015	—		78,015
Financials	—	73,655	—		73,655
Health Care	—	122,692	—		122,692
Industrials	—	74,609	—		74,609
Information Technology	—	134,148	—		134,148
Materials	—	60,005	—		60,005
Telecommunication Services	—	42,261	—		42,261
Utilities	—	54,215	—		54,215

Total Loan Assignments	—	1,114,936	2,610		1,117,546

Warrants
Consumer Discretionary	19,061	—	—	(a)	19,061
Industrials	—	—	—	(a)	—	(a)

Total Warrants	19,061	—	—	(a)	19,061

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	3,405	—		3,405
Short-Term Investments
Investment Company	13,783,117	—	—		13,783,117
U.S. Treasury Obligations	—	46,411	—		46,411

Total Investments in Securities	$13,860,802	$9,002,889	$770,289		$23,633,980

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(254,334)	—		(254,334)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,614	$—		$1,614
Futures Contracts	4,633	—	—		4,633
Swaps	—	119,719	—		119,719

Total Appreciation in Other Financial Instruments	$4,633	$121,333	$—		$125,966

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,650)	$—	$(5,650)
Futures Contracts	(5,659)	—	—	(5,659)
Swaps	—	(157,611)	—	(157,611)

Total Depreciation in Other Financial Instruments	$(5,659)	$(163,261)	$—	$(168,920)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

JPMorgan Strategic Income Opportunities Fund

	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$124,521		$—	$(899)	$781	$73,883	$(25,894)	$34,257	$—	$206,649
Collateralized Mortgage Obligations - Agency CMO	269,182		(2,331)	(2,877)	(13,724)	11,293	(39,378)	15,432	(200,141)	37,456
Collateralized Mortgage Obligations - Non-Agency CMO	35,492		—	1,737	26	44,807	—	—	(3,190)	78,872
Commercial Mortgage-Backed Securities	16,222		—	25	79	—	(8,101)	—	—	8,225
Common Stocks - Consumer Discretionary	339		(199)	167	—	758	—	—	(140)	925
Common Stocks - Financials	725		—	—	—	1,000	—	—	(725)	1,000
Common Stocks - Industrials	491		—	(255)	—	—	—	—	—	236
Common Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - Materials	16,422		—	80	—	—	(80)	—	—	16,422
Convertible Bonds - Consumer Discretionary	1,358		(653)	(705)	—	—	—	—	—	—	(a)
Convertible Bonds - Financials	1,453		—	2,317	—	145	—	—	—	3,915
Corporate Bonds - Consumer Discretionary	15,329		(462)	—	—	170	(2,500)	—	(10,965)	1,572
Corporate Bonds - Financials	1,201		—	(75)	(879)	4,047	—	—	(4,294)	—
Corporate Bonds - Industrials	71,033		308	(611)	379	6,278	(9,037)	—	—	68,350
Corporate Bonds - Materials	8,006		—	(3,024)	24	3,575	—	—	(523)	8,058
Corporate Bonds - Utilities	416		(322)	223	—	—	(285)	—	—	32
Loan Assignments - Consumer Discretionary	5,666		4,320	(3,942)	7	879	(4,320)	—	—	2,610
Preferred Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Private Placements - Commercial Loan	205,872		—	517	—	28,000	(732)	—	—	233,657
Private Placements - Residential Loan	97,500		—	—	—	65,000	(60,190)	—	—	102,310
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$871,228		$661	$(7,322)	$(13,307)	$239,835	$(150,517)	$49,689	$(219,978)	$770,289

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(8,963,000).

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16,422		Market Comparable Companies	EBITDA Multiple (a)	5.00x - 5.50x (5.00x)
				Discount for lack of marketability (b)	10% - 30%(10.00%)
	1,000		Issuance Price	Percent of Par	100% (N/A)
	236		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	581		Consensus Broker Pricing	Median Offered quote	$6.25 (N/A)

Common Stock	18,239

	0		Discounted Cash Flow	Discount for lack of marketability (b)	22.5% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.4x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0

	3,367		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.11x)
				Discount for lack of marketability (b)	22.50% (N/A)
	0		Terms of Plan of Reorganization	Probability of Default	100% (N/A)
				Probability of Future Distribution Payments	0% (N/A)

Corporate Bond	3,367

	272,832		Discounted Cash Flow	Constant Prepayment Rate	0% - 9.00%(2.56%)
				Constant Default Rate	0% - 17.00%(5.34%)
				PSA Prepayment Model	278.00% - 568.00%(357.16%)
				Yield (Discount Rate of Cash Flows)	(49.34) - 18.32%(4.32%)

Asset-Backed Securities	272,832

	335,967		Discounted Cash Flow	Discount Rate	6.66% - 8.21%(7.76%)

Private Placements	335,967

Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$630,405

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $139,884,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
40	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $38)	6

Municipal Bonds — 81.8% (t)
	Alabama — 0.6%
	Other Revenue — 0.6%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	268
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	250

	Total Alabama	518

	Alaska — 0.9%
	Other Revenue — 0.9%
235	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	251
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	340
135	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	126

	Total Alaska	717

	Arizona — 1.8%
	Education — 0.5%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	338
30	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	30

		368

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	108

	Other Revenue — 0.5%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	226
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	202

		428

	Water & Sewer — 0.7%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	607

	Total Arizona	1,511

	Arkansas — 0.1%
	Housing — 0.1%
90	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	95

	California — 3.7%
	General Obligation — 1.2%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	83
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	103
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	390
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15	134
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	47
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	213

		970

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	108

	Housing — 0.0% (g)
15	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	16

	Other Revenue — 1.4%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	266
	Los Angeles Department of Water & Power, Water System,
500	Series B, Rev., 5.000%, 07/01/43	521
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	356

		1,143

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.8%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (m) (p)	453
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	207

		660

	Utility — 0.2%
200	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	211

	Total California	3,108

	Colorado — 1.5%
	General Obligation — 1.0%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	342
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	520

		862

	Housing — 0.1%
50	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	51

	Other Revenue — 0.4%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	379

	Total Colorado	1,292

	Connecticut — 2.2%
	Other Revenue — 2.2%
50	Connecticut Housing Finance Authority, Subseries A-1, Rev., 3.700%, 05/15/14	50
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	535
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,064
200	Series A, Rev., 5.250%, 11/15/24	222

	Total Connecticut	1,871

	Delaware — 0.1%
	Housing — 0.1%
55	Delaware State Housing Authority, Senior Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	56

	District of Columbia — 1.2%
	Other Revenue — 1.2%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	107
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	240
115	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	123
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	220
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	112
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	224

	Total District of Columbia	1,026

	Florida — 8.3%
	General Obligation — 1.6%
30	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14 (p)	31
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, Rev., AMBAC, 5.000%, 10/01/14	47
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	222
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC FGIC, 5.000%, 05/01/23	222
750	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	826

		1,348

	Housing — 0.9%
640	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	692

	Other Revenue — 5.8%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	538
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	226

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue –– Continued
170	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	185
405	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	420
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	221
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	516
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	520
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/14 (p)	103
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	167
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	315
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	608
500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	533
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31 (m)	507

		4,859

	Total Florida	6,899

	Georgia — 3.0%
	Other Revenue — 2.9%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	479
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	498
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	271
180	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29	190
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	317
105	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15	110
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	306
200	Series C, Rev., 5.000%, 10/01/16	218

		2,389

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	103

	Total Georgia	2,492

	Guam — 0.2%
	Other Revenue — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	202

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	112

	Idaho — 1.0%
	General Obligation — 1.0%
750	City of Nampa, GO, 5.000%, 08/01/21	874

	Illinois — 3.9%
	Education — 0.1%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	110

	General Obligation — 1.0%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	138
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	58
410	Series C, GO, 5.250%, 12/01/32	450
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	166

		812

	Housing — 0.2%
135	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	144

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 2.3%
205	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	228
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	506
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	167
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	217
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	310
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	110
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	205
130	Rev., 5.250%, 06/01/21	147

		1,890

	Transportation — 0.3%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	296

	Total Illinois	3,252

	Indiana — 2.4%
	General Obligation — 0.1%
85	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	91

	Other Revenue — 2.3%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	111
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	78
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	281
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	171
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	255
135	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	145
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	269
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	580

		1,890

	Total Indiana	1,981

	Iowa — 0.1%
	Housing — 0.1%
55	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	58

	Kansas — 0.5%
	Hospital — 0.3%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	228

	Housing — 0.2%
195	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	206

	Total Kansas	434

	Kentucky — 0.4%
	Housing — 0.1%
75	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	81

	Other Revenue — 0.3%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 1.650%, 04/03/17	251

	Total Kentucky	332

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Louisiana — 1.3%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	26

	Other Revenue — 1.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	71
100	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	102
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	36
95	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	90
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	336
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	250

		885

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	143

	Total Louisiana	1,054

	Maine — 1.0%
	Other Revenue — 1.0%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	324
450	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	475

	Total Maine	799

	Maryland — 0.7%
	General Obligation — 0.6%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, GO, 5.000%, 07/01/21	455

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	104

	Total Maryland	559

	Massachusetts — 5.0%
	Education — 1.4%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	400
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33 (m)	638
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	111

		1,149

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	152

	Other Revenue — 2.9%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	554
530	Massachusetts Housing Finance Agency, Single Family Housing, Series 160, Rev., AMT, 3.750%, 06/01/34	548
750	Massachusetts Port Authority, Series A, Rev., AMT, 5.000%, 07/01/37	758
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	570

		2,430

	Transportation — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28 (m)	359

	Water & Sewer — 0.1%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	112

	Total Massachusetts	4,202

	Michigan — 1.9%
	General Obligation — 0.7%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	47

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
500	Detroit City School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	555

		602

	Other Revenue — 1.2%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., NATL-RE, 5.500%, 07/01/16	105
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	470
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	221
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	170

		966

	Total Michigan	1,568

	Minnesota — 1.8%
	Hospital — 0.3%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	207

	Housing — 0.6%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
88	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	92
410	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	439

		531

	Other Revenue — 0.9%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (i)	201
130	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	139
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	111
300	Rev., 5.250%, 08/01/26	327

		778

	Total Minnesota	1,516

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	175
100	Series A, Rev., 5.250%, 01/01/34	109

	Total Mississippi	284

	Missouri — 1.6%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	276

	Housing — 0.1%
30	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	32

	Other Revenue — 0.7%
165	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	175
130	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A-1, Rev., AMT, GNMA/FNMA, 5.150%, 09/01/34	133
225	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	240

		548

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	449

	Total Missouri	1,305

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Montana — 1.0%
	Housing — 0.0% (g)
50	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	51

	Other Revenue — 1.0%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	106
465	Montana Board of Housing, Single Family Home Ownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	477
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	226

		809

	Total Montana	860

	Nebraska — 0.8%
	General Obligation — 0.8%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	355
285	GO, 5.250%, 04/01/27	341

	Total Nebraska	696

	Nevada — 0.2%
	Certificate of Participation/Lease — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	101

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	54

	Total Nevada	155

	New Hampshire — 0.8%
	Other Revenue — 0.8%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	241
100	Rev., NATL-RE, 5.500%, 06/01/27	120
140	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	148
170	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	183

	Total New Hampshire	692

	New Jersey — 3.2%
	Other Revenue — 2.8%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	500
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	289
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	540
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	568
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	219
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	215

		2,331

	Special Tax — 0.4%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	343

	Total New Jersey	2,674

	New Mexico — 1.0%
	Housing — 0.0% (g)
15	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-2, Class I, , , Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	16

	Other Revenue — 1.0%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	402
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	60
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
165	Series A, Class I, , , Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	180
150	Series B, Class I, , , Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	159

		801

	Total New Mexico	817

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — 7.3%
	General Obligation — 0.7%
500	City of New York, Series I, GO, 5.000%, 08/01/21	581

	Other Revenue — 6.1%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	517
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	266
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	261
240	Rev., 5.375%, 06/15/43	254
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	531
250	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 04/01/18	256
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	335
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	203
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	381
390	Series B, Rev., 5.500%, 10/15/30	463
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	350
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	516
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	279
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	463

		5,075

	Water & Sewer — 0.5%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	427

	Total New York	6,083

	North Carolina — 0.1%
	Housing — 0.1%
105	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	109

	North Dakota — 0.3%
	Other Revenue — 0.3%
245	North Dakota Housing Finance Agency, Series A, Rev., 3.750%, 07/01/42	257

	Ohio — 3.8%
	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	218
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	53

		271

	Housing — 0.5%
50	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	51
380	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	394

		445

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	294

	Other Revenue — 2.6%
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	113
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	136

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192
	Ohio Housing Finance Agency, Single Family Mortgage,
210	Series 1, Rev., 5.000%, 11/01/28	227
165	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	176
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	553
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	507
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	161

		2,167

	Total Ohio	3,177

	Oklahoma — 0.3%
	Other Revenue — 0.3%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	240

	Oregon — 1.5%
	Education — 0.1%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	76

	General Obligation — 0.4%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	199
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	24
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	117

		340

	Other Revenue — 1.0%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	354
55	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	60
190	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series B, Rev., 5.000%, 07/01/20	216
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	250

		880

	Total Oregon	1,296

	Pennsylvania — 3.9%
	Other Revenue — 3.7%
500	Allegheny County Airport Authority, Series A-1, Rev., AMT, 5.000%, 01/01/22	546
	Allegheny County Higher Education Building Authority, Duquesne University,
160	Series A, Rev., 5.000%, 03/01/20	184
150	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (p)	152
500	Beaver County IDA, Non AMT, Non ACE, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 12/01/41	485
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	690
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
325	Series 112, Rev., 5.000%, 04/01/28	350
425	Series 96-B, Rev., 3.950%, 10/01/16	453
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	259

		3,119

	Resource Recovery — 0.2%
140	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/33	140

	Total Pennsylvania	3,259

	Puerto Rico — 0.6%
	General Obligation — 0.2%
200	Commonwealth of Puerto Rico, Public Improvement, GO, FGIC, 5.500%, 07/01/14	197

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.4%
	Puerto Rico Highways and Transportation Authority,
160	Series CC, Rev., 5.000%, 07/01/16	150
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	26
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	95
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	25

		296

	Total Puerto Rico	493

	Rhode Island — 0.3%
	Other Revenue — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22 (w)	273

	South Carolina — 0.7%
	Other Revenue — 0.7%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	568

	South Dakota — 0.3%
	Other Revenue — 0.3%
210	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	225

	Tennessee — 1.2%
	Other Revenue — 1.0%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	137
130	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/23	142
	Tennessee Housing Development Agency, Home Ownership Program,
315	Series 1-A, Rev., AMT, 4.500%, 01/01/38	334
185	Series A, Rev., AMT, 4.500%, 07/01/31	199

		812

	Utility — 0.2%
165	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	182

	Total Tennessee	994

	Texas — 4.0%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	105
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	166

		271

	General Obligation — 2.2%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	109
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	281
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	88
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	240
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,106

		1,824

	Housing — 0.1%
80	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	84

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	109

	Other Revenue — 1.2%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	150
155	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	166
200	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	216

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
		Other Revenue — Continued
395		University of Texas System, Series B, Rev., 5.250%, 07/01/30	464

			996

		Prerefunded — 0.0% (g)
30		City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	18

		Total Texas	3,302

		Utah — 1.3%
		Certificate of Participation/Lease — 0.6%
450		Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	519

		Other Revenue — 0.7%
500		Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	525
40		Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	47

			572

		Total Utah	1,091

		Vermont — 0.4%
		Other Revenue — 0.4%
200		Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	206
90		Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	91

		Total Vermont	297

		Virginia — 0.7%
		Other Revenue — 0.7%
50		Sussex County IDA, Atlantic Waste, Series A, Rev., VAR, 5.125%, 05/01/14	51
500		Virginia Resources Authority, Pooled Financing, Infrastracture & State Moral Obligation, Series A, Rev., 5.000%, 11/01/25	572

		Total Virginia	623

		Washington — 1.0%
		General Obligation — 0.2%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22 (m)	166

		Other Revenue — 0.8%
150		Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	167
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	325
140		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	149

			641

		Total Washington	807

		Wisconsin — 0.8%
		Other Revenue — 0.8%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	365
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	269

		Total Wisconsin	634

		Wyoming — 0.7%
		Other Revenue — 0.7%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	406
180		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	184

		Total Wyoming	590

		Total Municipal Bonds (Cost $68,557)	68,329

SHARES
Common Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
–(h	)	Constar International, Inc., Class A, ADR (a) (i) (Cost $–(h))	—

Preferred Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
–(h	)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 15.2%
	Consumer Discretionary — 5.0%
	Auto Components — 0.2%
146	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	146

	Distributors — 0.1%
47	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19 ^	47
30	VWR International Ltd., Term Loan, VAR, 4.164%, 04/03/17	30

		77

	Hotels, Restaurants & Leisure — 2.1%
249	American Casino & Entertainment Properties LLC, Term Loan, VAR, 6.000%, 07/03/19	251
80	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.488%, 01/28/18	76
136	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	137
70	Channel View Hotel Ltd., Term Loan, VAR, 4.250%, 05/08/20	70
	FOCUS Brands, Inc., Term Loan,
172	VAR, 4.250%, 02/21/18	171
1	VAR, 5.500%, 02/21/18	—	(h)
150	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	157
50	Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	52
50	Intrawest, 1st Lien Term Loan, VAR, 8.000%, 12/04/17	50
149	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	148
	NPC International, Inc., Term Loan,
3	VAR, 4.500%, 12/28/18	3
13	VAR, 4.500%, 12/28/18	14
40	VAR, 4.500%, 12/28/18	40
42	VAR, 4.500%, 12/28/18	42
	Scientific Games Corp., Initial Term Loan,
68	VAR, 4.250%, 10/18/20	69
11	VAR, 4.250%, 10/18/20	11
70	VAR, 4.250%, 10/18/20	70
150	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	149
134	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	136
	Wendy’s International, Inc., Term Loan,
13	VAR, 3.250%, 05/15/19	13
89	VAR, 3.250%, 05/15/19	89

		1,748

	Household Durables — 0.3%
72	Tempur-Pedic International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	72
	Waddington Group, Inc., 1st Lien Term Loan,
63	VAR, 4.500%, 06/07/20	63
2	VAR, 5.500%, 06/07/20	2
	Waddington Group, Inc., USD Term Loans — US Borrower,
34	VAR, 4.500%, 06/07/20	34
1	VAR, 5.500%, 06/07/20	1
114	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	113

		285

	Media — 1.2%
129	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	130
79	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	80
51	NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.750%, 01/03/20	51
97	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	99
56	Univision Communications, Inc., 1st Lien Term Loan, VAR, 4.500%, 03/01/20	56
594	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	594

		1,010

	Multiline Retail — 0.6%
499	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	487

	Specialty Retail — 0.5%
149	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	149
	Gymboree Corp. (The), Initial Term Loan (A & R),
7	VAR, 5.000%, 02/23/18	6
243	VAR, 5.000%, 02/23/18	236

		391

	Total Consumer Discretionary	4,144

	Consumer Staples — 1.5%
	Food & Staples Retailing — 1.2%
56	Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	56

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Food & Staples Retailing — Continued
87		Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	86
472		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	479
90		Rite Aid Corp., Tranche 6 Term Loan, VAR, 4.000%, 02/21/20	90
252		SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	253

			964

		Food Products — 0.2%
		New HB Acquisition LLC, Term B Loan,
106		VAR, 6.750%, 04/09/20	109
9		VAR, 6.750%, 04/09/20	9
		Pinnacle Foods Finance LLC, 1st Lien Term G Loan,
–	(h)	VAR, 3.250%, 04/29/20	—	(h)
74		VAR, 3.250%, 04/29/20	75

			193

		Personal Products — 0.1%
		Prestige Brands, Inc., Term B-1 Loan,
44		VAR, 3.750%, 01/31/19	44
20		VAR, 5.000%, 01/31/19	20

			64

		Total Consumer Staples	1,221

		Energy — 0.4%
		Energy Equipment & Services — 0.1%
49		EMG Utica, Term Loan, VAR, 4.750%, 03/27/20	49
83		Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	84

			133

		Oil, Gas & Consumable Fuels — 0.3%
17		Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/28/18	17
125		Energy Transfer Equity LP, Term Loan, VAR, 11/13/19 ^	125
100		Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	100

			242

		Total Energy	375

		Financials — 0.4%
		Capital Markets — 0.2%
144		Walter Investment Management Corp., Tranche B Term Loan, VAR, 5.750%, 11/28/17	145

		Diversified Financial Services — 0.2%
150		ROC Finance LLC/ROC Finance 1 Corp., Term Loan, VAR, 5.000%, 06/20/19	144

		Real Estate Management & Development — 0.0% (g)
6		Realogy Corp., Extended Synthetic Commitments, VAR, 4.428%, 10/10/16	6

		Total Financials	295

		Health Care — 1.0%
		Biotechnology — 0.2%
137		Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	138

		Health Care Equipment & Supplies — 0.2%
149		Kinetic Concepts, Inc., Dollar Term D-1 Loan, VAR, 4.500%, 05/04/18	150

		Health Care Providers & Services — 0.4%
		Alliance Healthcare Services, Inc., Term Loan,
16		VAR, 4.250%, 06/03/19	15
23		VAR, 4.250%, 06/03/19	23
6		VAR, 4.250%, 06/03/19	6
25		VAR, 4.250%, 06/03/19	25
19		VAR, 4.250%, 06/03/19	19
20		VAR, 4.250%, 06/03/19	20
22		VAR, 4.250%, 06/03/19	22
98		IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	98
53		inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	52
98		National Mentor Holdings, Inc., Tranche B-1 Term Loan, VAR, 6.500%, 02/09/17	99

			379

		Pharmaceuticals — 0.2%
147		Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	148

		Total Health Care	815

		Industrials — 2.5%
		Aerospace & Defense — 0.1%
70		Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	70

		Airlines — 0.3%
		Landmark Aviation, Canadian Term Loans,
8		VAR, 5.750%, 10/25/19	8
–	(h)	VAR, 5.750%, 10/25/19	—	(h)
		Landmark Aviation, Term Loan,
–	(h)	VAR, 5.750%, 10/25/19	—	(h)

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
		Airlines — Continued
93		VAR, 5.750%, 10/25/19	93
150		U.S. Airways Group, Inc., Term Loan B1, VAR, 4.250%, 05/22/19	151

			252

		Building Products — 0.3%
		Roofing Supply Group, Term Loan,
67		VAR, 5.000%, 05/31/19	68
80		VAR, 5.000%, 05/31/19	80
148		Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	149

			297

		Commercial Services & Supplies — 0.5%
20		Garda World Security Corp., Delayed Draw Term Loan, VAR, 4.000%, 11/06/20 ^	20
79		Garda World Security Corp., Term Loan B, VAR, 4.000%, 10/30/20	79
		Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
67		VAR, 5.414%, 06/30/17	68
35		VAR, 5.414%, 06/30/17	35
15		VAR, 5.414%, 06/30/17	15
130		Sourcehov LLC, 1st Lien Term Loan, VAR, 5.250%, 04/30/18	130
96		St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	96

			443

		Industrial Conglomerates — 0.4%
		Autoparts Holdings Ltd., Term Loan,
48		VAR, 6.500%, 07/29/17	47
24		VAR, 6.500%, 07/29/17	24
91		Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	92
		WP CPP Holdings LLC, Term Loan,
149		VAR, 4.750%, 12/28/19	149
–	(h)	VAR, 4.750%, 12/28/19	—	(h)

			312

		Machinery — 0.6%
98		Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	98
119		Edwards Ltd., Term Loan, VAR, 4.500%, 03/26/20	119
149		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	149
128		Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	128

			494

		Trading Companies & Distributors — 0.3%
250		MRC Global, Inc., Term Loan B, VAR, 11/11/19 ^	252

		Total Industrials	2,120

		Information Technology — 1.4%
		Communications Equipment — 0.4%
149		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 5.750%, 01/30/19	150
75		Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	74
96		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.736%, 10/26/17	92
50		Avaya, Inc., Term Loan B5, VAR, 8.000%, 03/31/18	49

			365

		IT Services — 0.2%
80		First Data Corp., 2017 New Dollar Term Loan, VAR, 4.167%, 03/24/17	79
46		First Data Corp., Term Loan, VAR, 4.166%, 09/24/18	46
3		Transaction Network Services, Inc., Term Loan B, VAR, 5.000%, 02/14/20 ^	3

			128

		Semiconductors & Semiconductor Equipment — 0.3%
149		Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	151
109		NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	109

			260

		Software — 0.5%
121		Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	123
		Emdeon, Inc., Term B-2 Loan,
3		VAR, 3.750%, 11/02/18	3
5		VAR, 3.750%, 11/02/18	5
21		VAR, 3.750%, 11/02/18	21
88		VAR, 3.750%, 11/02/18	88
33		VAR, 3.750%, 11/02/18	33
106		RP Crown Parent LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	107
25		Southern Graphic Systems, Inc., Term Loan, VAR, 4.250%, 10/17/19	25

			405

		Total Information Technology	1,158

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Materials — 1.3%
	Chemicals — 0.6%
51	AI Chem & Cy U.S. Acquico, Inc., Tranche B-1 Term Loan, VAR, 4.500%, 10/04/19	52
27	AI Chem & Cy U.S. Acquico, Inc., Tranche B-2 Term Loan, VAR, 4.500%, 10/04/19	27
44	DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	44
208	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	209
	Tronox Ltd., Term Loan,
70	VAR, 4.500%, 03/19/20	71
80	VAR, 4.500%, 03/19/20	80

		483

	Containers & Packaging — 0.0% (g)
40	Berlin Packaging LLC, 1st Lien Term Loan, VAR, 4.750%, 04/02/19	41

	Metals & Mining — 0.6%
28	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	29
	Murray Energy Corp., Term Loan B,
110	VAR, 12/15/19^	111
150	VAR, 4.750%, 05/24/19	150
98	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	91
99	Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	99

		480

	Paper & Forest Products — 0.1%
99	Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18	99

	Total Materials	1,103

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.5%
	Altice Financing S.A., Term Loan,
161	VAR, 5.500%, 07/02/19	162
22	VAR, 5.500%, 07/02/19	22
25	VAR, 5.500%, 07/02/19	26
42	VAR, 5.500%, 07/02/19	42
150	Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	151

		403

	Wireless Telecommunication Services — 0.2%
105	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	105
110	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	110

		215

	Total Telecommunication Services	618

	Utilities — 1.0%
	Electric Utilities — 0.2%
190	La Frontera Generation LLC, Term Loan, VAR, 4.500%, 09/30/20	192

	Gas Utilities — 0.1%
	Ruby Western Pipeline Holdings LLC, Term Loan,
7	VAR, 3.500%, 03/27/20	7
49	VAR, 3.500%, 03/27/20	50

		57

	Independent Power Producers & Energy Traders — 0.6%
499	Calpine Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	493

	Multi-Utilities — 0.1%
113	EFS Cogen Holdings I LLP, Term Loan, VAR, 10/16/19 ^	113

	Total Utilities	855

	Total Loan Assignments (Cost $12,610)	12,704

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
2,590	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,590)	2,590

	Total Investments — 100.1% (Cost $83,805)	83,629
	Liabilities in Excess of Other Assets — (0.1)%	(44)

	NET ASSETS — 100.0%	$83,585

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(w)	—	When-issued security.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
^	—	All or a portion of the security is settled as of November 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate may not be accrued for the entire position.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,533
Aggregate gross unrealized depreciation	(1,709)

Net unrealized appreciation/depreciation	$(176)

Federal income tax cost of investments	$83,805

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by State or sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$6	$6
Municipal Bonds
Alabama
Other Revenue	—	518	—	518
Alaska
Other Revenue	—	717	—	717
Arizona
Education	—	368	—	368
Hospital	—	108	—	108
Other Revenue	—	428	—	428
Water & Sewer	—	607	—	607

Total Arizona	—	1,511	—	1,511

Arkansas
Housing	—	95	—	95
California
General Obligation	—	970	—	970
Hospital	—	108	—	108
Housing	—	16	—	16
Other Revenue	—	1,143	—	1,143
Prerefunded	—	660	—	660
Utility	—	211	—	211

Total California	—	3,108	—	3,108

Colorado
General Obligation	—	862	—	862
Housing	—	51	—	51
Other Revenue	—	379	—	379

Total Colorado	—	1,292	—	1,292

Connecticut
Other Revenue	—	1,871	—	1,871
Delaware
Housing	—	56	—	56
District of Columbia
Other Revenue	—	1,026	—	1,026
Florida
General Obligation	—	1,348	—	1,348
Housing	—	692	—	692
Other Revenue	—	4,859	—	4,859

Total Florida	—	6,899	—	6,899

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Other Revenue	$—	$2,389	$—	$2,389
Utility	—	103	—	103

Total Georgia	—	2,492	—	2,492

Guam
Other Revenue	—	202	—	202
Hawaii
General Obligation	—	112	—	112
Idaho
General Obligation	—	874	—	874
Illinois
Education	—	110	—	110
General Obligation	—	812	—	812
Housing	—	144	—	144
Other Revenue	—	1,890	—	1,890
Transportation	—	296	—	296

Total Illinois	—	3,252	—	3,252

Indiana
General Obligation	—	91	—	91
Other Revenue	—	1,890	—	1,890

Total Indiana	—	1,981	—	1,981

Iowa
Housing	—	58	—	58
Kansas
Hospital	—	228	—	228
Housing	—	206	—	206

Total Kansas	—	434	—	434

Kentucky
Housing	—	81	—	81
Other Revenue	—	251	—	251

Total Kentucky	—	332	—	332

Louisiana
Housing	—	26	—	26
Other Revenue	—	885	—	885
Transportation	—	143	—	143

Total Louisiana	—	1,054	—	1,054

Maine
Other Revenue	—	799	—	799
Maryland
General Obligation	—	455	—	455
Transportation	—	104	—	104

Total Maryland	—	559	—	559

Massachusetts
Education	—	1,149	—	1,149
Industrial Development Revenue/Pollution Control Revenue	—	152	—	152
Other Revenue	—	2,430	—	2,430
Transportation	—	359	—	359
Water & Sewer	—	112	—	112
Total Massachusetts	—	4,202	—	4,202
Michigan
General Obligation	—	602	—	602
Other Revenue	—	966	—	966

Total Michigan	—	1,568	—	1,568

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Minnesota
Hospital	$—	$207	$—	$207
Housing	—	531	—	531
Other Revenue	—	577	201	778

Total Minnesota	—	1,315	201	1,516

Mississippi
Other Revenue	—	284	—	284
Missouri
General Obligation	—	276	—	276
Housing	—	32	—	32
Other Revenue	—	548	—	548
Transportation	—	449	—	449

Total Missouri	—	1,305	—	1,305

Montana
Housing	—	51	—	51
Other Revenue	—	809	—	809

Total Montana	—	860	—	860

Nebraska
General Obligation	—	696	—	696
Nevada
Certificate of Participation/Lease	—	101	—	101
General Obligation	—	54	—	54

Total Nevada	—	155	—	155

New Hampshire
Other Revenue	—	692	—	692
New Jersey
Other Revenue	—	2,331	—	2,331
Special Tax	—	343	—	343

Total New Jersey	—	2,674	—	2,674

New Mexico
Housing	—	16	—	16
Other Revenue	—	801	—	801

Total New Mexico	—	817	—	817

New York
General Obligation	—	581	—	581
Other Revenue	—	5,075	—	5,075
Water & Sewer	—	427	—	427

Total New York	—	6,083	—	6,083

North Carolina
Housing	—	109	—	109
North Dakota
Other Revenue	—	257	—	257
Ohio
General Obligation	—	271	—	271
Housing	—	445	—	445
Industrial Development Revenue/Pollution Control Revenue	—	294	—	294
Other Revenue	—	2,167	—	2,167

Total Ohio	—	3,177	—	3,177

Oklahoma
Other Revenue	—	240	—	240
Oregon
Education	—	76	—	76
General Obligation	—	340	—	340
Other Revenue	—	880	—	880

Total Oregon	—	1,296	—	1,296

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Pennsylvania
Other Revenue	$—	$3,119	$—		$3,119
Resource Recovery	—	140	—		140

Total Pennsylvania	—	3,259	—		3,259

Puerto Rico
General Obligation	—	197	—		197
Other Revenue	—	296	—		296

Total Puerto Rico	—	493	—		493

Rhode Island
Other Revenue	—	273	—		273
South Carolina
Other Revenue	—	568	—		568
South Dakota
Other Revenue	—	225	—		225
Tennessee
Other Revenue	—	812	—		812
Utility	—	182	—		182

Total Tennessee	—	994	—		994

Texas
Education	—	271	—		271
General Obligation	—	1,824	—		1,824
Housing	—	84	—		84
Industrial Development Revenue/Pollution Control Revenue	—	109	—		109
Other Revenue	—	996	—		996
Prerefunded	—	18	—		18

Total Texas	—	3,302	—		3,302

Utah
Certificate of Participation/Lease	—	519	—		519
Other Revenue	—	572	—		572

Total Utah	—	1,091	—		1,091

Vermont
Other Revenue	—	297	—		297
Virginia
Other Revenue	—	623	—		623
Washington
General Obligation	—	166	—		166
Other Revenue	—	641	—		641

Total Washington	—	807	—		807

Wisconsin
Other Revenue	—	634	—		634
Wyoming
Other Revenue	—	590	—		590

Total Municipal Bonds	—	68,128	201		68,329

Preferred Stock
Materials	—	—	—	(a)	—	(a)
Common Stock
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	4,144	—		4,144
Consumer Staples	—	1,221	—		1,221
Energy	—	375	—		375
Financials	—	295	—		295
Health Care	—	815	—		815
Industrials	—	2,120	—		2,120
Information Technology	—	1,158	—		1,158
Materials	—	1,103	—		1,103
Telecommunication Services	—	618	—		618

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utilities	$—	$855	$—	$855

Total Loan Assignments	—	12,704	—	12,704

Short-Term Investment
Investment Company	2,590	—	—	2,590

Total Investments in Securities	$2,590	$80,832	$207	$83,629

(a)	Value is zero.

There were no transfers among any levels during the period ended November 30, 2013.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.2%
139	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.406%, 09/25/36	58
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.596%, 02/25/36	253
107	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.316%, 12/25/36	92
186	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A3, VAR, 0.316%, 06/25/36	121
200	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.656%, 05/25/35	182

	Total Asset-Backed Securities (Cost $694)	706

Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
	Federal Home Loan Mortgage Corp. REMIC,
335	Series 3976, Class AI, IO, 3.500%, 08/15/29	34
106	Series 3984, Class NS, IF, IO, 6.432%, 01/15/40	18
389	Series 4057, Class SA, IF, IO, 5.882%, 04/15/39	76
91	Series 4077, Class SM, IF, IO, 6.532%, 08/15/40	20
374	Series 4084, Class GS, IF, IO, 5.882%, 04/15/39	74
193	Series 4097, Class SL, IF, IO, 5.982%, 06/15/41	35
997	Federal National Mortgage Association REMIC, Series 2012-63, Class DS, IF, IO, 6.384%, 03/25/39	217

		474

	Non-Agency CMO — 0.0% (g)
87	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.666%, 02/25/35	80

	Total Collateralized Mortgage Obligations (Cost $559)	554

Corporate Bonds — 0.0 (g)
	Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
350	Apple, Inc., VAR, 3.850%, 05/04/43 (m)	292

	Total Corporate Bonds (Cost $350)	292

Daily Demand Notes — 20.5%
	Alabama — 0.3%
1,100	Columbia Industrial Development Board, Pollution Control, Alabama Power Co. Project, Series A, Rev., VRDO, 0.050%, 12/02/13	1,100
300	Mobile County Industrial Development Authority, Pollution Control, ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	300

	Total Alabama	1,400

	Alaska — 0.4%
1,560	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.040%, 12/02/13	1,560

	California — 0.6%
100	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.030%, 12/02/13	100
1,250	Irvine Unified School District, Communities Facilities District No. 09-1, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	1,250

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	California — Continued
	State of California,
385	Series A5, GO, VRDO, LOC: Citibank N.A., 0.040%, 12/02/13	385
345	Series B3, GO, VRDO, LOC: Citibank N.A., 0.040%, 12/02/13	345
400	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.040%, 12/02/13	400

	Total California	2,480

	Delaware — 0.8%
655	University of Delaware, Rev., VRDO, 0.050%, 12/02/13	655
2,665	University of Delaware, Series B, Rev., VRDO, 0.070%, 12/02/13	2,665

	Total Delaware	3,320

	Florida — 1.6%
950	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.050%, 12/02/13	950
3,850	Pinellas County Health Facilities Authority, Health System, Baycare Health System Issue, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	3,850
800	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/02/13	800
995	JEA Electric System, Subseries D, Rev., VRDO, 0.050%, 12/02/13	995

	Total Florida	6,595

	Illinois — 0.1%
300	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/02/13	300

	Indiana — 0.1%
425	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 12/02/13	425

	Iowa — 0.5%
700	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	700
1,200	City of Iowa, Act Inc., Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 12/02/13	1,200

	Total Iowa	1,900

	Kansas — 0.1%
530	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/02/13	530

	Louisiana — 0.2%
600	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	600
150	Parish of St. Charles, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.050%, 12/02/13	150

	Total Louisiana	750

	Maryland — 0.5%
2,250	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/02/13	2,250

	Massachusetts — 0.6%
150	Commonwealth of Massachusetts, Series A, GO, VRDO, 0.040%, 12/02/13	150
150	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.070%, 12/02/13	150
2,065	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.050%, 12/02/13	2,065

	Total Massachusetts	2,365

	Michigan — 0.2%
685	Regents of the University of Michigan, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/02/13	685

	Minnesota — 0.3%
1,025	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Rev., VRDO, AGM, 0.180%, 12/02/13	1,025

	Mississippi — 1.2%
225	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project, Series G, Rev., VRDO, 0.050%, 12/02/13	225

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Mississippi — Continued
350	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series F, Rev., VRDO, 0.040%, 12/02/13	350
2,060	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.050%, 12/02/13	2,060
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project,
150	Series H, Rev., VRDO, 0.040%, 12/02/13	150
1,780	Series L, Rev., VRDO, 0.040%, 12/02/13	1,780
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
200	Series E, Rev., VRDO, 0.040%, 12/02/13	200
250	Series G, Rev., VRDO, 0.040%, 12/02/13	250

	Total Mississippi	5,015

	Missouri — 0.8%
900	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.040%, 12/02/13	900
935	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 12/02/13	935
1,510	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series E, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/02/13	1,510

	Total Missouri	3,345

	New Hampshire — 0.7%
2,925	New Hampshire Health & Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 12/02/13	2,925

	New York — 1.6%
400	City of New York, Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 12/02/13	400
300	New York City, Series H, Subseries H-3, GO, VRDO, AGM, 0.050%, 12/02/13	300
160	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series A, Subseries A-1, Rev., VRDO, 0.050%, 12/02/13	160
745	New York City Transitional Finance Authority, Series 3, Subseries 3H, Rev., VRDO, 0.040%, 12/02/13	745
250	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.060%, 12/02/13	250
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.040%, 12/02/13	200
250	City of New York, Fiscal Year 2008, Series L, Subseries L-3, GO, VRDO, 0.050%, 12/02/13	250
150	New York City, Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 12/02/13	150
750	Metropolitan Transportation Authority, Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/02/13	750
1,650	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.050%, 12/02/13	1,650
	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd General Resolution, Fiscal Year 2009,
995	Series BB, Subseries BB-1, Rev., VRDO, 0.060%, 12/02/13	995
300	Series BB, Subseries BB-2, Rev., VRDO, 0.070%, 12/02/13	300
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.080%, 12/02/13	200
350	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/02/13	350

	Total New York	6,700

	North Carolina — 0.8%
200	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/02/13	200

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	North Carolina — Continued
400	Board of Governors of The University of North Carolina, Hospitals at Chapel Hill, Series B, Rev., VRDO, 0.070%, 12/02/13	400
2,050	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	2,050
590	University of North Carolina, University Hospital at Chapel Hill, Series A, Rev., VRDO, 0.070%, 12/02/13	590

	Total North Carolina	3,240

	Ohio — 1.7%
3,050	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.050%, 12/02/13	3,050
1,000	Ohio State Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., VRDO, 0.060%, 12/02/13	1,000
800	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 12/02/13	800
2,170	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/02/13 (m)	2,170

	Total Ohio	7,020

	Oklahoma — 0.8%
3,300	Oklahoma State Capital Improvement Authority, Higher Education, Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	3,300

	Oregon — 0.7%
2,900	Oregon Health & Science University, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	2,900

	Pennsylvania — 1.6%
1,500	Montour County Geisinger Authority, Health System, Series B, Rev., VRDO, 0.040%, 12/02/13	1,500
5,150	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 12/02/13 (m)	5,150

	Total Pennsylvania	6,650

	Rhode Island — 0.8%
3,350	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	3,350

	Tennessee — 0.1%
510	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	510

	Texas — 1.0%
230	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	230
1,055	Subseries A-3, Rev., VRDO, 0.040%, 12/02/13	1,055
1,140	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	1,140
150	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 12/02/13	150
1,750	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	1,750

	Total Texas	4,325

	Utah — 0.2%
860	Utah Transit Authority, Sales Tax, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.050%, 12/02/13	860

	Virginia — 0.4%
410	Albermarle County EDA, University of Virginia Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13 (m)	410
810	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.060%, 12/02/13	810
100	Peninsula Ports Authority, Class D, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	100
190	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13	190

	Total Virginia	1,510

	Washington — 1.2%
1,050	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/02/13 (e)	1,050
1,950	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.040%, 12/02/13	1,950

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Daily Demand Notes — Continued
		Washington — Continued
	1,900	Washington State Housing Finance Commission, Pioneer Human Services Projects, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/02/13	1,900

		Total Washington	4,900

		Wisconsin — 0.2%
	940	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Inc. Obligated Group, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	940

		Wyoming — 0.4%
	1,500	County of Lincoln, Pollution Control, ExxonMobil Project, Class B, Rev., VRDO, 0.040%, 12/02/13	1,500

		Total Daily Demand Notes (Cost $84,575)	84,575

	Event-Linked Bonds 0.8%
	250	Armor Re Ltd., (Bermuda), VAR, 4.250%, 05/14/14 (e) (m)	252
	250	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	253
EUR	250	Calypso Capital II Ltd., (Ireland), VAR, 1.500%, 01/09/17 (e)	340
	250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	259
	250	Nakama Re Ltd., (Bermuda), VAR, 2.750%, 09/29/16 (e)	252
	250	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e)	268
	250	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 8.000%, 06/06/17 (e)	260
	250	Foundation Re III Ltd., (Cayman Islands), VAR, 5.750%, 02/03/14 (e)	252
	250	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	258
	750	Everglades Re Ltd., (Bermuda), VAR, 17.750%, 04/30/14 (e)	798

		Total Event-Linked Bonds (Cost $3,189)	3,192

	Mortgage Pass-Through Securities — 0.3%
	1,174	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 12/25/43 (Cost $1,182)	1,183

	Municipal Bonds — 43.7% (t)
		Alabama — 0.5%
		Other Revenue — 0.5%
	1,000	Alabama 21st Century Authority, Tobacco Settlement, Series A, Rev., 5.000%, 06/01/18 (m)	1,130
	750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	751

		Total Alabama	1,881

		Alaska — 0.3%
		General Obligation — 0.1%
	250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	298
	100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	117

			415

		Other Revenue — 0.2%
	475	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (m)	506
	400	City of Valdez, Marine Terminal, BP Pipelines, Inc. Project, Series B, Rev., 5.000%, 01/01/14	402

			908

		Total Alaska	1,323

		Arizona — 1.1%
		Other Revenue — 1.1%
	225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	251
	105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	111
	200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	201
	490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	517
	200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	206
	110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	119
	1,360	University Medical Center Corp., Hospital, Rev., 5.000%, 07/01/14	1,391
	1,105	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/27 (m)	1,232
	400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	434

		Total Arizona	4,462

		Arkansas — 0.1%
		Prerefunded — 0.1%
	250	Arkansas County, De Witt School District No. 1, GO, 4.000%, 12/01/13 (p)	250
	300	Benton County, Siloam Springs School District No. 21, Series B, GO, 4.500%, 12/01/13 (p)	300

		Total Arkansas	550

		California — 1.6%
		Certificate of Participation/Lease — 0.0% (g)
	125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	148

		General Obligation — 0.8%
	250	Chula Vista Municipal Financing Authority, GO, 5.000%, 09/01/15	267
	145	Los Angeles Unified School District, GO, FGIC, 5.000%, 07/01/21	155
	250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 08/01/14 (p)	259
	350	State of California, GO, AGM, 5.250%, 08/01/32	379
	2,000	State of California, Various Purpose, GO, 5.000%, 10/01/29	2,118

			3,178

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.8%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
405	Series F, Rev., 5.000%, 04/01/16 (m) (p)	449
150	Series F-1, Rev., 5.250%, 04/01/26 (m)	171
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.126%, 07/01/23	911
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	486
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	83
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VAR, 0.483%, 12/15/15	998
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	268
100	University of California, Series L, Rev., 5.000%, 05/15/17	112

		3,478

	Total California	6,804

	Colorado — 1.1%
	General Obligation — 0.1%
295	County of Pueblo, Judicial Complex Project, GO, COP, AGM, 5.000%, 09/15/20	336

	Other Revenue — 1.0%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	277
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	567
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	144
2,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.000%, 01/01/44 (w)	2,435
735	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	762
100	University of Colorado, Enterprise System, Rev., NATL-RE, 5.000%, 06/01/17	115

		4,300

	Prerefunded — 0.0% (g)
15	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	16

	Total Colorado	4,652

	Connecticut — 0.8%
	General Obligation — 0.1%
150	New Canaan County, Series A, GO, 5.000%, 04/01/18	176
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14	102

		278

	Other Revenue — 0.7%
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, GO, FHA/VA, 4.000%, 11/15/32	1,073
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,078
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	789

		2,940

	Total Connecticut	3,218

	Delaware — 0.1%
	General Obligation — 0.0% (g)
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	115
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	118

		233

	Other Revenue — 0.1%
350	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	371

	Total Delaware	604

	District of Columbia — 0.6%
	General Obligation — 0.3%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,071

	Other Revenue — 0.3%
105	District of Columbia, Series F, Rev., 3.000%, 12/01/13	105
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	418
180	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18	191
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	218
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	214

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
150	Series C, Rev., 5.000%, 10/01/19	176

		1,322

	Total District of Columbia	2,393

	Florida — 2.4%
	General Obligation — 0.6%
120	City of Port St. Lucie, Master Lease/Municipal Complex, GO, COP, AGC, 6.000%, 09/01/17	137
100	County of Miami-Dade, Aviation, Miami International Airport, GO, AGM-CR, 5.000%, 10/01/14	104
475	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, GO, GNMA/FNMA/FHLMC, 4.500%, 01/01/30	512
100	Florida State Board of Education, Public Education, Series C, GO, 5.000%, 06/01/17	115
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	175
775	Miami-Dade County School Board Foundation, Inc., Series A, GO, COP, VAR, 5.000%, 05/01/14	790
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, GO, 4.000%, 04/01/16	529

		2,362

	Other Revenue — 1.8%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	572
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	504
130	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	141
405	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	421
540	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	579
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	831
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.105%, 10/01/21	925
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	332
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	146
	Florida State Turnpike Authority, Department of Transportation,
140	Series A, Rev., 5.000%, 07/01/14	144
100	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22	111
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	562
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	558
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	808
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	253
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	572

		7,459

	Prerefunded — 0.0% (g)
100	City of West Palm Beach, Utility System, Rev., NATL-RE, FGIC, 5.125%, 10/01/14 (p)	104

	Total Florida	9,925

	Georgia — 0.8%
	General Obligation — 0.3%
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	162
100	Paulding County School District, GO, 5.000%, 02/01/17	114
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	168
150	Series G, GO, 5.000%, 12/01/17	175
360	Series I, GO, 5.000%, 11/01/21	432

		1,051

	Other Revenue — 0.5%
575	Augusta City Housing Authority, Capital Program, Rev., 4.250%, 12/01/14 (m)	596
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17	223

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
710	Georgia Housing & Finance Authority, Non Single Family, Series B, Rev., 4.000%, 12/01/29	750
85	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	92
250	Main Street Natural Gas, Inc., Gas Project, Series B, Rev., 5.000%, 03/15/16	268
285	Private Colleges & Universities Authority, Mercer University Project, Series A, Rev., 4.000%, 10/01/14	291

		2,220

	Total Georgia	3,271

	Illinois — 1.8%
	General Obligation — 0.7%
	Chicago Park District,
265	Series B, GO, 5.000%, 01/01/14	266
1,000	Series D, GO, NATL-RE, 5.000%, 01/01/14	1,004
250	Series G, GO, 5.000%, 01/01/14	251
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17 (w)	1,138
305	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	319

		2,978

	Housing — 0.1%
315	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	335

	Other Revenue — 1.0%
250	City of Chicago O’Hare International Airport, General Airport, Senior Lien, Series A, Rev., AMT, 5.000%, 01/01/14	251
645	City of Chicago O’Hare International Airport, General Airport, Third Lien, Series A-2, Rev., AGM, 5.750%, 01/01/14 (p)	648
350	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	389
50	City of Chicago, Second Lien Wastewater Transmission, Rev., 3.000%, 01/01/14	50
250	City of Joliet, Waterworks & Sewerage, Rev., 4.000%, 01/01/15	259
150	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.000%, 08/15/14	155
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	341
144	Illinois Housing Development Authority, Homeowner Mortgage, AMT, Series D, Rev., AMT, 4.600%, 08/01/15	151
1,540	Illinois Unemployment Insurance, Series B, Rev., 4.000%, 06/15/20	1,563
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	226
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	283

		4,316

	Total Illinois	7,629

	Indiana — 1.7%
	Other Revenue — 1.7%
225	County of Hamilton, Westfield High School 1995 Building Corp., First Mortgage, Rev., AGM, 5.000%, 01/10/14	226
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20	114
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	589
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	365
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	878
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	505
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14	1,007
250	Series A-2, Rev., VAR, 1.600%, 02/01/17	255
1,500	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 11/01/27	1,549
	Indiana Housing & Community Development Authority, Home First Program,
420	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	450
445	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	478
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	357

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	116

	Total Indiana	6,889

	Iowa — 0.3%
	Other Revenue — 0.3%
450	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	485
390	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	417
455	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	459

	Total Iowa	1,361

	Kansas — 0.4%
	Housing — 0.1%
395	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	418

	Other Revenue — 0.3%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	297
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	520
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	253

		1,070

	Total Kansas	1,488

	Kentucky — 0.7%
	Other Revenue — 0.7%
295	Commonwealth of Kentucky, State Property & Buildings Commission, Project No. 95, Series C, Rev., 6.573%, 08/01/29	332
230	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	249
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 08/01/19	2,501

	Total Kentucky	3,082

	Louisiana — 1.0%
	Other Revenue — 1.0%
750	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43 (m)	754
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17 (w)	1,025
225	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/COLL, 2.850%, 06/01/29	226
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/40	1,006
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	118
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,103

	Total Louisiana	4,232

	Maine — 0.5%
	Other Revenue — 0.5%
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	111
	Maine State Housing Authority,
815	Series A-1, Rev., AMT, 4.500%, 11/15/28	855
905	Series B, Rev., 4.000%, 11/15/43	955

	Total Maine	1,921

	Maryland — 0.5%
	General Obligation — 0.0% (g)
100	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	117

	Other Revenue — 0.5%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14	255
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	114
540	Rev., GRAN, 5.250%, 03/01/19	643
750	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	792

		1,804

	Total Maryland	1,921

	Massachusetts — 1.3%
	General Obligation — 0.2%
105	Commonwealth of Massachusetts, Series B, GO, 5.000%, 08/01/25	120

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	351
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	130
220	Town of Douglas, GO, BAN, 3.000%, 01/15/14	221

		822

	Other Revenue — 1.0%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	785
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	816
500	Series J, Rev., AMT, 5.000%, 07/01/18	554
483	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/01/14	486
	Massachusetts Housing Finance Agency, Single Family Housing,
200	Series 146, Rev., 2.350%, 12/01/14	204
1,000	Series 167, Rev., FNMA, 4.000%, 12/01/43	1,073

		3,918

	Prerefunded — 0.1%
270	Commonwealth of Massachusetts, Rev., FGIC, 5.250%, 01/01/14 (p)	271
220	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	221

		492

	Total Massachusetts	5,232

	Michigan — 1.8%
	General Obligation — 0.8%
500	Detroit City School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	554
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	632
650	GO, 5.000%, 05/01/19	743
930	GO, 5.000%, 05/01/20	1,058
100	State of Michigan, GO, 4.100%, 12/01/13	100

		3,087

	Other Revenue — 1.0%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/18	297
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14	309
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,003
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	214
250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-3, Rev., VAR, 2.000%, 08/01/14	252
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Class A, Rev., VAR, 4.000%, 06/01/16	324
455	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	491
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,356

		4,246

	Total Michigan	7,333

	Minnesota — 1.0%
	General Obligation — 0.1%
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	108
100	Series B, GO, 5.000%, 10/01/18	118
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	173
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	105

		504

	Housing — 0.2%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
265	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	277
445	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	476

		753

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.7%
410	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	439
395	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	421
455	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	493
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
225	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	242
450	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	475
250	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	264
305	St. Paul City Housing & Redevelopment Authority, Health Care Facility, Healthpartners Obligated Group Project, Rev., 5.000%, 05/15/14	311
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	320

		2,965

	Total Minnesota	4,222

	Mississippi — 0.2%
	General Obligation — 0.0% (g)
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	180

	Other Revenue — 0.2%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	644

	Total Mississippi	824

	Missouri — 0.7%
	Other Revenue — 0.7%
335	Kirkwood School District Educational Facilities Authority Leasehold, Kirkwood School District R-7, St. Louis County, Rev., 4.000%, 02/15/25	349
100	Missouri Highways & Transportation Commission, Series A, Rev., 3.250%, 05/01/14	101
150	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	159
210	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	224
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	261
200	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Revolviing Funds, Class D, Rev., Zero Coupon, 01/01/14	200
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	390
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	809
	Missouri State Highways & Transit Commission, First Lien,
195	Series A, Rev., 5.000%, 05/01/14	199
100	Series A, Rev., 5.000%, 05/01/21	110

		2,802

	Water & Sewer — 0.0% (g)
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16	274

	Total Missouri	3,076

	Montana — 0.4%
	Housing — 0.0% (g)
105	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	107

	Other Revenue — 0.4%
	Montana Board of Housing, Single Family Home Ownership,
470	Series A-2, Rev., AMT, 4.000%, 12/01/38	482
910	Series B2, Rev., AMT, 5.000%, 12/01/27	973

		1,455

	Total Montana	1,562

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.3%
	Other Revenue — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	868
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	356

	Total Nebraska	1,224

	Nevada — 0.1%
	General Obligation — 0.1%
	Clark County School District,
100	GO, 5.000%, 06/15/20	112
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22	117

	Total Nevada	229

	New Hampshire — 0.5%
	Other Revenue — 0.5%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	987
630	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	656
250	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	269

	Total New Hampshire	1,912

	New Jersey — 1.7%
	Education — 0.0% (g)
200	New Jersey EDA, School Facilities Construction, Series T-5, Class T, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	207

	General Obligation — 0.1%
180	Township of Maplewood, GO, 4.000%, 10/01/16	197
115	Township of Randolph, School District, GO, 5.000%, 02/01/23	133

		330

	Other Revenue — 1.6%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	118
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	540
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,080
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	566
400	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 2012-1, Rev., AMT, 3.000%, 12/01/13	400
765	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	787
3,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/44	3,018
100	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., AGM-CR, 5.750%, 06/15/17	116

		6,625

	Total New Jersey	7,162

	New Mexico — 0.3%
	Housing — 0.0% (g)
90	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	91

	Other Revenue — 0.3%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	113
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	118
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
730	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	800
150	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	164

		1,195

	Total New Mexico	1,286

	New York — 3.9%
	General Obligation — 1.4%
	Chester Union Free School District,
645	GO, AGM, 2.000%, 04/15/14	648
100	GO, AGM, 4.000%, 04/15/17	110
665	County of Nassau, Series E, GO, AGC, 4.000%, 06/01/14	677
1,095	County of Nassau, Wantagh Union Free School District, GO, 5.000%, 09/01/22	1,302

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Hilton Central School District,
800	GO, 4.000%, 06/15/16	870
500	GO, 4.000%, 06/15/18	561
975	Metropolitan Transportation Authority, Series B-1, GO, VAR, AGM, 0.328%, 11/01/22	935
	New York City,
140	GO, AGM, 5.000%, 08/01/16	151
135	Series A, GO, AGM, 5.000%, 08/01/15	145
155	Series B, GO, 5.000%, 08/01/16	173
100	Series E-1, GO, 5.250%, 10/15/17	117
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	104

		5,793

	Other Revenue — 2.1%
1,000	Battery Park City Authority, Auction Rate Securities, Rev., VAR, AMBAC, 0.338%, 12/12/13 (m) (p)	1,000
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	341
255	Metropolitan Transportation Authority, Series C, Rev., AMBAC, 5.500%, 11/15/17	300
165	New York City Housing Development Corp., Multi-Family Housing, Series M, Rev., 4.400%, 05/01/14	168
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,034
200	New York City Municipal Water Finance Authority, Water & Sewer Systems, Second General Resolution, Series BB, Rev., 3.700%, 06/15/14	204
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	198
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	112
1,000	New York City Transitional Finance Authority, Future Tax Secured, Sub Series D-1, Rev., 5.000%, 11/01/31	1,069
750	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 04/01/18	768
100	New York State Dormitory Authority, Series E, Rev., 5.000%, 08/15/19	118
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	112
455	New York State Dormitory Authority, School Districts Financing Program, Series C, Rev., 5.000%, 10/01/22	528
1,800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	1,824
150	New York State Environmental Facilities Corp., Revolving Fund, Series C, Rev., 4.000%, 05/15/14	153
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	167
150	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	150
	Triborough Bridge & Tunnel Authority,
140	Series A, Rev., 4.000%, 11/15/14	145
105	Series A, Rev., 5.000%, 05/15/18 (p)	123

		8,514

	Prerefunded — 0.0% (g)
100	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series C, Rev., 5.000%, 06/15/14 (p)	103

	Short Term Note — 0.1%
500	Town of Oyster Bay, County of Nassau, Series B, GO, BAN, 5.000%, 08/08/14	515

	Water & Sewer — 0.3%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	255
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	810

		1,065

	Total New York	15,990

	North Carolina — 0.9%
	General Obligation — 0.4%
100	City of Greensboro, Series C, GO, 4.000%, 02/01/14	101
200	County of Wake, Series D, GO, 4.000%, 02/01/15	209
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	207
200	New Hanover County, GO, 5.000%, 12/01/20	240

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Person County Industrial Facilities & Pollution Control Financing Authority, Power & Light Co. Project, Series A, Class A, GO, VAR, AMBAC, 0.105%, 11/01/18	954

		1,711

	Housing — 0.0% (g)
70	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	72

	Other Revenue — 0.5%
	North Carolina Housing Finance Agency, Home Ownership,
635	Series 1, Rev., 4.500%, 07/01/28	671
300	Series 2, Rev., 4.250%, 01/01/28	316
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., VAR, AMBAC, 0.105%, 10/01/22	903

		1,890

	Total North Carolina	3,673

	North Dakota — 0.5%
	Housing — 0.1%
255	North Dakota Housing Finance Agency, Homeownership, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	273

	Other Revenue — 0.4%
725	North Dakota Housing Finance Agency, Series A, Rev., 3.750%, 07/01/42	759
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
640	Series B, Rev., 4.500%, 01/01/28	680
460	Series D, Rev., 4.250%, 07/01/28	481

		1,920

	Total North Dakota	2,193

	Ohio — 0.9%
	General Obligation — 0.2%
325	County of Delaware, Capital Facilities, GO, 4.000%, 12/01/20 (w)	368
100	Lakewood City School District, Library Improvement, GO, AGM, 5.000%, 12/01/13 (p)	100
120	Perrysburg Exempted Village School District, School Improvement, Series B, GO, AGM, 5.750%, 12/01/13	120
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	129
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	249

		966

	Other Revenue — 0.7%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	225
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	214
	Ohio Housing Finance Agency, Single Family Mortgage,
205	Series 1, Rev., 5.000%, 11/01/28	221
205	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	221
690	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	737
440	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	475
140	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Rev., 4.000%, 10/01/14	145
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	124
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	164
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	232

		2,758

	Total Ohio	3,724

	Oklahoma — 1.2%
	General Obligation — 1.1%
4,235	Oklahoma City Economic Development Trust, Increment District #8 Project, Series B, Rev., 5.000%, 03/01/32	4,424

	Other Revenue — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
245	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	266
255	Series B, Rev., 4.500%, 09/01/27	275

		541

	Total Oklahoma	4,965

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Oregon — 0.7%
	Other Revenue — 0.7%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/23	109
375	Series A, Rev., 5.000%, 04/01/18	438
1,000	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	1,071
200	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC, 1.650%, 01/01/17	201
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,160

	Total Oregon	2,979

	Pennsylvania — 1.5%
	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	121
190	GO, NATL-RE, 5.375%, 07/01/16	214
100	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/22	118
125	County of Chester, Kennett Consolidated School District, GO, 2.000%, 02/15/14	125

		578

	Other Revenue — 1.4%
	Allegheny County Higher Education Building Authority, Duquesne University,
260	Series A, Rev., 5.000%, 03/01/22 (m)	293
600	Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (m) (p)	608
2,000	County of Dauphin, Harrisburg Authority, Recovery Facility, Series D, Subseries D-1, Rev., VAR, AGM, 5.250%, 12/01/13	2,002
250	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 07/01/14	253
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16 (w)	426
400	Series A, Rev., 5.000%, 07/15/17 (w)	443
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
320	Series 112, Rev., 5.000%, 04/01/28	344
425	Series 96-B, Rev., 3.950%, 10/01/16	454
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	740

		5,563

	Total Pennsylvania	6,141

	Puerto Rico — 0.3%
	General Obligation — 0.3%
1,190	Commonwealth of Puerto Rico, Public Improvement, GO, FGIC, 5.500%, 07/01/14	1,174

	South Carolina — 1.3%
	Other Revenue — 1.3%
1,150	Berkeley County School District, Rev., 5.000%, 12/01/21 (m)	1,311
450	Lexington County Health Services District, Inc., Rev., 4.000%, 11/01/14	464
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	270
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	1,996
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,026
170	South Carolina State Public Service Authority, Series B, Rev., NATL-RE, 5.000%, 01/01/14	171

	Total South Carolina	5,238

	South Dakota — 1.0%
	Other Revenue — 1.0%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	524
	South Dakota Housing Development Authority, Homeownership Mortgage,
210	Series A, Rev., AMT, 4.500%, 05/01/31	225
990	Series D, Rev., AMT, 4.000%, 11/01/29	1,051
1,500	Series F, Rev., 4.000%, 11/01/44	1,603

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
660	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	688

	Total South Dakota	4,091

	Tennessee — 0.7%
	General Obligation — 0.0% (g)
100	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, AMT, 3.750%, 01/01/25	102

	Other Revenue — 0.7%
	Tennessee Housing Development Agency, Home Ownership Program,
360	Series 1A, Rev., AMT, 4.500%, 07/01/31	387
305	Series 1-A, Rev., AMT, 4.500%, 01/01/38	323
	Tennessee Housing Development Agency, Housing Finance Program,
190	Series A, Rev., 4.500%, 01/01/28	203
415	Series B, Rev., 4.500%, 01/01/28	443
1,500	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43 (w)	1,610

		2,966

	Total Tennessee	3,068

	Texas — 3.7%
	General Obligation — 1.4%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20 (m)	119
	City of El Paso,
150	GO, 5.000%, 08/15/18	175
1,000	GO, 5.000%, 08/15/23	1,167
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	490
	Crandall Independent School District,
350	Series A, GO, PSF-GTD, Zero Coupon, 08/15/14	349
460	Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	450
650	Dallas County Community College District, GO, 5.000%, 02/15/16	716
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	507
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	219
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	442
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	198
355	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	357
185	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	205
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	208
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/34	104

		5,706

	Other Revenue — 2.0%
1,000	City of Houston, Airport System Revenue, Rev., AMT, AGM, 0.220%, 07/01/30	878
945	City of Olmos Park, Texas Higher Education Facilities Corp., Higher Education, University of the Incarnate Wood Project, Rev., 3.000%, 12/01/13	945
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	173
425	Dallas-Fort Worth International Airport, Series A, Rev., AMBAC, 5.000%, 11/01/32	421
985	Grand Parkway Transportation Corp., System Toll, Series C, Rev., VAR, 2.000%, 02/15/14	988
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	57
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,001
2,000	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 1.500%, 08/01/14	2,006
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	168
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18 (w)	409
910	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	968
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	112

		8,126

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.3%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	227
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/14 (p)	786
180	Pearland Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/15 (p)	190

		1,203

	Utility — 0.0% (g)
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	106

	Total Texas	15,141

	Utah — 0.0% (g)
	General Obligation — 0.0% (g)
145	State of Utah, Series A, GO, 5.000%, 07/01/20	174

	Vermont — 0.6%
	Other Revenue — 0.6%
455	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	491
610	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	627
335	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AMT, AGM, 4.300%, 11/01/16	342
916	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.742%, 06/01/22	919

	Total Vermont	2,379

	Virginia — 0.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	613

	Other Revenue — 0.2%
200	Louisa IDA, Solid Waste & Sewerage Disposal, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14	201
	Virginia Public School Authority, School Financing, 1997 Resolution,
150	Series A, Rev., 5.000%, 08/01/23	173
100	Series B, Rev., 5.000%, 08/01/16	112
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	173
175	Series B, Rev., 5.000%, 11/01/26	195

		854

	Prerefunded — 0.0% (g)
100	Arlington County, Virginia Public Improvement Bonds, Series A, GO, 5.000%, 08/15/17 (m) (p)	115

	Total Virginia	1,582

	Washington — 0.7%
	General Obligation — 0.1%
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	118

	Other Revenue — 0.6%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	389
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	380
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	131
	Seattle City Housing Authority,
205	Rev., 0.750%, 09/15/14 (w)	205
205	Rev., 1.000%, 09/15/15	206
1,075	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/COLL, 4.250%, 10/01/32	1,145

		2,456

	Prerefunded — 0.0% (g)
100	Skagit Public Hospital, District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	105

	Total Washington	2,679

	West Virginia — 0.4%
	Other Revenue — 0.4%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Class A, Rev., VAR, 2.250%, 09/01/16	1,013
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	504

	Total West Virginia	1,517

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — 0.1%
	General Obligation — 0.0% (g)
100	Douglas County, GO, AMBAC, 5.000%, 02/01/14	101
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	114

		215

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	324

	Total Wisconsin	539

	Wyoming — 0.3%
	Other Revenue — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	677
545	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	557

	Total Wyoming	1,234

	Total Municipal Bonds (Cost $179,067)	180,149

Quarterly Demand Notes — 2.6%
2,000	City of Lewisburg Industrial Development Board, Solid Waste Disposal, Waste Management, Inc. of Tennessee Project, Rev., VAR, 0.700%, 07/02/35	2,000
2,000	City of Phoenix Industrial Development Authority, Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 0.700%, 12/01/35	2,000
2,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., VAR, 0.700%, 01/01/26	2,000
1,800	New Jersey Economic Developent Authority, El Dorado Terminals Company Project, Series A, Rev., VRDO, 0.550%, 12/01/21	1,800
3,000	Pennsylvania Economic Development Financing Authority, Solid Waste, Republic Services, Inc. Project, Series A, Rev., VAR, 0.700%, 01/02/14	3,000

	Total Quarterly Demand Notes (Cost $10,800)	10,800

Semi-Annual Demand Note — 0.8%
	Mississippi — 0.8%
3,141	Mississippi Business Finance Corp., Gulf
	Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series C, Rev., VAR, 0.400%, 05/01/14 (Cost $3,141)	3,141

U.S. Treasury Obligations — 1.0%
850	U.S. Treasury Bonds, 3.625%, 08/15/43 (m)	822
	U.S. Treasury Notes,
2,031	2.500%, 08/15/23 (m)	1,993
1,333	2.750%, 11/15/23 (m)	1,334

	Total U.S. Treasury Obligations (Cost $4,153)	4,149

Weekly Demand Notes — 30.9%
	Alaska — 0.3%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.050%, 12/05/13 (m)	1,350

	California — 3.3%
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.150%, 12/05/13	305
2,500	State of California, Series D, GO, VAR, 0.815%, 12/05/13	2,503
6,100	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/05/13 (m)	6,100
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.150%, 12/05/13	1,000
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.000%, 12/05/13	1,006
2,650	Series M, Rev., VRDO, 0.040%, 12/05/13	2,650

	Total California	13,564

	Florida — 1.4%
5,650	Florida Keys Aqueduct Authority, Water, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/05/13	5,650

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Georgia — 3.1%
7,145	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.100%, 12/05/13	7,145
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.030%, 12/05/13	700
500	Gwinnett County Housing Authority, Multi-Family Housing, Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/05/13	500
4,600	Private Colleges & Universities Authority, Emory University, Series C-4, Rev., VRDO, 0.030%, 12/05/13	4,600

	Total Georgia	12,945

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.030%, 12/05/13	850

	Maryland — 1.8%
4,650	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series M, Rev., VRDO, 0.060%, 12/05/13	4,650
2,725	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.050%, 12/05/13	2,725

	Total Maryland	7,375

	Massachusetts — 0.7%
2,900	Commonwealth of Massachusetts, Series C, GO, VRDO, 0.040%, 12/05/13	2,900

	Missouri — 2.3%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 12/05/13	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.080%, 12/05/13	1,200
330	Missouri Highways & Transportation Commission, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.040%, 12/05/13	330
5,435	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.060%, 12/05/13	5,435

	Total Missouri	9,565

	New Jersey — 0.1%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.750%, 12/05/13	506

	New Mexico — 1.0%
4,150	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.040%, 12/05/13	4,150

	New York — 1.7%
1,000	New York City, Series J-7, GO, VAR, 0.520%, 12/05/13	999
2,995	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.060%, 12/05/13	2,995
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VAR, LIQ: Citibank N.A., 0.060%, 12/05/13	1,100
500	Triborough Bridge & Tunnel Authority, Series CD, Rev., VRDO, AGM, 0.230%, 12/05/13	500
1,200	City of New York, Fiscal Year 1995, Series B, Subseries B-4, GO, VRDO, 0.070%, 12/05/13	1,200
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.300%, 12/05/13	150

	Total New York	6,944

	North Carolina — 3.2%
1,100	Guilford County, GO, VRDO, 0.040%, 12/05/13	1,100
1,700	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/05/13	1,700
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 12/05/13	1,055
4,370	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.050%, 12/05/13	4,370
755	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.050%, 12/05/13	755
4,085	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.050%, 12/05/13	4,085

	Total North Carolina	13,065

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — 0.9%
2,200	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/05/13	2,200
860	Franklin County, Hospital Facilities, Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/05/13	860
800	Ohio State University, Series B, Rev., VRDO, 0.040%, 12/05/13	800

	Total Ohio	3,860

	Pennsylvania — 1.8%
1,000	Downingtown Area School District, Chester County, GO, VAR, 0.420%, 12/05/13	996
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/05/13	5,000
1,155	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.450%, 12/05/13	1,153

	Total Pennsylvania	7,149

	South Carolina — 2.1%
3,010	City of North Charleston, Naval Complex Redevelopment Plan Project, Rev., VRDO, 0.060%, 12/05/13	3,010
5,650	Piedmont Municipal Power Agency, Electric, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/05/13	5,650

	Total South Carolina	8,660

	Tennessee — 0.7%
3,030	BB&T Municipal Trust, Series 29, Rev., VAR, LIQ: Branch Banking & Trust, 0.070%, 12/05/13 (m)	3,030

	Texas — 2.6%
970	State of Texas, Series C, GO, VRDO, 0.040%, 12/05/13	970
3,300	State of Texas, Veterans’ Housing Assistance Program, GO, VRDO, 0.050%, 12/05/13	3,300
1,070	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/05/13	1,070
2,200	Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.050%, 12/05/13	2,200
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.730%, 12/05/13	2,008
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.640%, 12/05/13	1,003

	Total Texas	10,551

	Virginia — 2.0%
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.050%, 12/05/13 (e)	3,450
4,800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.040%, 12/05/13	4,800

	Total Virginia	8,250

	Washington — 1.7%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/05/13 (p)	2,000
4,750	County of King, Series A, GO, VRDO, 0.040%, 12/05/13	4,750
325	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 12/05/13	325

	Total Washington	7,075

	Total Weekly Demand Notes (Cost $127,423)	127,439

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
735	Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A.	12
153	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A.	10
316	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services	11

	Total Options Purchased (Cost $26)	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 0.2%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
250	0.056%, 01/23/14 (k) (n)	250
500	0.080%, 05/01/14 (k) (n)	500

	Total Short-Term Investments (Cost $750)	750

	Total Investments — 101.1% (Cost $415,909)	416,963
	Liabilities in Excess of Other Assets — (1.1)%	(4,391)

	NET ASSETS — 100.0%	$412,572

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
(2,349)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 12/25/43	(2,506)
	(Proceeds received of $2,509)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
80	90 Day Eurodollar	12/18/17	$19,399	$56
116	90 Day Eurodollar	03/19/18	28,060	(15)
	Short Futures Outstanding
(2)	90 Day Eurodollar	03/17/14	(499)	(1)
(16)	10 Year U.S. Treasury Note	03/20/14	(2,006)	6
(113)	5 Year U.S. Treasury Note	03/31/14	(13,664)	2
(2)	90 Day Eurodollar	06/16/14	(499)	(1)
(2)	90 Day Eurodollar	09/15/14	(498)	(1)
(2)	90 Day Eurodollar	12/15/14	(498)	(1)
(2)	90 Day Eurodollar	09/14/15	(497)	– (h)
(82)	90 Day Eurodollar	12/14/15	(20,321)	(13)
(118)	90 Day Eurodollar	03/14/16	(29,172)	(3)

				$29

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
250,000	EUR	BNP Paribas	01/10/14	$338	$340	$(2)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659%		$2,480	$(47)	$24
Barclays Bank plc:
Bank of America Corporation, 5.650%, 05/01/18	1.000% quarterly	12/20/18	0.837	EUR	570	(6)	(1)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220		50	(1)	1
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659		590	(11)	6
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/18	2.107	EUR	290	15	(13)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022		300	— (h)	— (h)
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220		50	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220		50	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220		310	(4)	3
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431		50	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431		100	(2)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431		100	(2)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431		100	(2)	— (h)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/18	2.107		250	13	(13)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022		300	— (h)	(1)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077		170	8	(11)
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	12/20/18	1.718		250	8	(6)
Credit Suisse International:
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/18	2.033		250	12	(9)
Deutsche Bank AG, New York:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659		300	(6)	4
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	12/20/18	0.589		1,000	(22)	20
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077		120	6	(8)
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077		120	6	(7)
Federative Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/18	2.033		290	14	(7)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659		590	(11)	6
Republic of Turkey, 1,187.500%, 01/15/30	1.000% quarterly	12/20/18	2.086		290	14	(10)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022		300	— (h)	— (h)
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.141		1,180	(5)	(27)

						$(26)	$(46)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022%	$4,910	$(82)	$81

Credit Default Swaps - Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%		$200	$48	$(59)
CDX.NA.IG.21-V1	5.000% quarterly	12/20/18	0.696		2,230	(230)	249
iTraxx Europe Senior Financials Series 20 Version 1	1.000% quarterly	12/20/18	0.968	EUR	1,990	(10)	(51)
BNP Paribas:
CDX.EM.20-V1	1.000% quarterly	12/20/18	2.949		2,240	(2)	(11)
iTraxx Europe Senior Financials Series 20 Version 1	1.000% quarterly	12/20/18	0.968	EUR	250	(1)	(7)
Citibank, N.A.:
iTraxx Europe Senior Financials Series 20 Version 1	1.000% quarterly	12/20/18	0.968	EUR	300	(1)	(3)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		100	24	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		230	56	(59)
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	10/12/52	1.292		150	2	(24)

						$(114)	$7

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.389		1,040	(85)	63
iTraxx Europe Crossover Series 20 Version 1	5.000% quarterly	12/20/18	3.177	EUR	500	(61)	33

						$(146)	$96

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853%	$60	$2		$—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	220	7		2
Barclays Bank plc:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	50	—	(h)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	110	1		10
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	775	10		56
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	50	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	50	—	(h)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	50	—	(h)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	100	—	(h)	3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	100	—	(h)	4
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	100	—	(h)	5
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	310	—	(h)	8
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	12/20/13	19.200	50	—	(h)	1
Credit Suisse International:
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	12/20/13	5.000	1,000	10		23
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	12/20/18	0.678	1,000	18		(10)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	100	4		1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.636	50	2		2
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.697	400	5		15
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	500	17		23
Union Bank of Switzerland AG:
J. C. Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	12/20/13	9.549	110	1		1
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.714	110	1		15
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	03/20/14	5.000	50	—	(h)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	50	1		5

					$79		$174

Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.8859	$150	$(12)	$49

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	$300	$53

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
3.781% semi-annually	3 month LIBOR quarterly	08/20/43	$774	$(14)
2.773% semi-annually	3 month LIBOR quarterly	11/08/23	1,889	5
2.776% semi-annually	3 month LIBOR quarterly	11/19/23	1,286	5

				$(4)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	$465	$1
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	535	1

					$2

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CDX	—	Credit Derivative Index
CMBX	—	Commercial Mortgage-Backed Securities Index
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant and Revenue Anticipation Note
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of November 30, 2013 The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offering Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association
MCDX	—	Municipal Bond Credit Default Swap Index
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,223
Aggregate gross unrealized depreciation	(1,169)

Net unrealized appreciation/depreciation	$1,054

Federal income tax cost of investments	$415,909

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013

yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

JPMorgan Tax Aware Income Opportunities Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$121	$585	$706
Collateralized Mortgage Obligations
Agency CMO	—	474	—	474
Non-Agency CMO	—	80	—	80

Total Collateralized Mortgage Obligations	—	554	—	554

Corporate Bonds
Information Technology	—	292	—	292

Total Corporate Bonds	—	292	—	292

Daily Demand Notes
Alabama	—	1,400	—	1,400
Alaska	—	1,560	—	1,560
California	—	2,480	—	2,480
Delaware	—	3,320	—	3,320
Florida	—	6,595	—	6,595
Illinois	—	300	—	300
Indiana	—	425	—	425
Iowa	—	1,900	—	1,900
Kansas	—	530	—	530
Louisiana	—	750	—	750
Maryland	—	2,250	—	2,250
Massachusetts	—	2,365	—	2,365
Michigan	—	685	—	685
Minnesota	—	1,025	—	1,025
Mississippi	—	5,015	—	5,015
Missouri	—	3,345	—	3,345
New Hampshire	—	2,925	—	2,925
New York	—	6,700	—	6,700
North Carolina	—	3,240	—	3,240
Ohio	—	7,020	—	7,020
Oklahoma	—	3,300	—	3,300
Oregon	—	2,900	—	2,900
Pennsylvania	—	6,650	—	6,650
Rhode Island	—	3,350	—	3,350
Tennessee	—	510	—	510
Texas	—	4,325	—	4,325
Utah	—	860	—	860
Virginia	—	1,510	—	1,510
Washington	—	4,900	—	4,900
Wisconsin	—	940	—	940
Wyoming	—	1,500	—	1,500

Total Daily Demand Notes	—	84,575	—	84,575

Event-Linked Bonds	—	3,192	—	3,192
Mortgage Pass-Through Securities	—	1,183	—	1,183

JPMorgan Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds
Alabama	$—	$1,881	$—	$1,881
Alaska	—	1,323	—	1,323
Arizona	—	4,462	—	4,462
Arkansas	—	550	—	550
California	—	6,804	—	6,804
Colorado	—	4,652	—	4,652
Connecticut	—	3,218	—	3,218
Delaware	—	604	—	604
District of Columbia	—	2,393	—	2,393
Florida	—	9,925	—	9,925
Georgia	—	3,271	—	3,271
Illinois	—	7,629	—	7,629
Indiana	—	6,889	—	6,889
Iowa	—	1,361	—	1,361
Kansas	—	1,488	—	1,488
Kentucky	—	3,082	—	3,082
Louisiana	—	4,232	—	4,232
Maine	—	1,921	—	1,921
Maryland	—	1,921	—	1,921
Massachusetts	—	5,232	—	5,232
Michigan	—	7,333	—	7,333
Minnesota	—	4,222	—	4,222
Mississippi	—	824	—	824
Missouri	—	3,076	—	3,076
Montana	—	1,562	—	1,562
Nebraska	—	1,224	—	1,224
Nevada	—	229	—	229
New Hampshire	—	1,912	—	1,912
New Jersey	—	7,162	—	7,162
New Mexico	—	1,286	—	1,286
New York	—	15,990	—	15,990
North Carolina	—	3,673	—	3,673
North Dakota	—	2,193	—	2,193
Ohio	—	3,724	—	3,724
Oklahoma	—	4,965	—	4,965
Oregon	—	2,979	—	2,979
Pennsylvania	—	6,141	—	6,141
Puerto Rico	—	1,174	—	1,174
South Carolina	—	5,238	—	5,238
South Dakota	—	4,091	—	4,091
Tennessee	—	3,068	—	3,068
Texas	—	15,141	—	15,141
Utah	—	174	—	174
Vermont	—	2,379	—	2,379
Virginia	—	1,582	—	1,582
Washington	—	2,679	—	2,679
West Virginia	—	1,517	—	1,517
Wisconsin	—	539	—	539
Wyoming	—	1,234	—	1,234

Total Municipal Bonds	—	180,149	—	180,149

Quarterly Demand Notes
Arizona	—	2,000	—	2,000
New Jersey	—	1,800	—	1,800
Pennsylvania	—	3,000	—	3,000
Tennessee	—	2,000	—	2,000
Texas	—	2,000	—	2,000

JPMorgan Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Quarterly Demand Notes	$—	$10,800	$—	$10,800

Semi-Annual Demand Notes
Mississippi	—	3,141	—	3,141

Total Semi-Annual Demand Note	—	3,141	—	3,141

U.S. Treasury Obligations	—	4,149	—	4,149
Weekly Demand Notes
Alaska	—	1,350	—	1,350
California	—	13,564	—	13,564
Florida	—	5,650	—	5,650
Georgia	—	12,945	—	12,945
Illinois	—	850	—	850
Maryland	—	7,375	—	7,375
Massachusetts	—	2,900	—	2,900
Missouri	—	9,565	—	9,565
New Jersey	—	506	—	506
New Mexico	—	4,150	—	4,150
New York	—	6,944	—	6,944
North Carolina	—	13,065	—	13,065
Ohio	—	3,860	—	3,860
Pennsylvania	—	7,149	—	7,149
South Carolina	—	8,660	—	8,660
Tennessee	—	3,030	—	3,030
Texas	—	10,551	—	10,551
Virginia	—	8,250	—	8,250
Washington	—	7,075	—	7,075

Total Weekly Demand Notes	—	127,439	—	127,439

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	33	—	33
Short-Term Investment
U.S. Treasury Obligation	—	750	—	750

Total Investments in Securities	$—	$416,118	$845	$416,963

Liabilities
Mortgage Pass-Through Securities	—	(2,506)	—	(2,506)

Appreciation in Other Financial Instruments
Futures Contracts	$64	$—	$—	$64
Swaps	—	664	—	664

Total Appreciation in Other Financial Instruments	$64	$664	$—	$728

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2)	$—	$(2)
Futures Contracts	(35)	—	—	(35)
Swaps	—	(1,270)	—	(1,270)

Total Depreciation in Other Financial Instruments	$(35)	$(1,272)	$—	$(1,307)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Income Opportunities Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases [1]		Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$—	$—	$12	$1	$581		$(9)	$—	$—	$585
Collateralized Mortgage Obligations - Agency CMO	230	11	(10)	(22)	—	(a)	(134)	—	(75)	—

Total	$230	$11	$2	$(21)	$581		$(143)	$—	$(75)	$585

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $12,000.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$585	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 2.00% (1.18%)
			Constant Default Rate	9.00% - 16.00% (12.04%)
			Yield (Discount Rate of Cash Flows)	4.30% - 5.26% (4.90%)

Asset-Backed Securities	585

Total	$585

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 96.8%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.070%, 12/02/13	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.080%, 12/09/13	15,000
9,525	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	9,525

		37,525

	Alaska — 0.8%
	Alaska Housing Finance Corp., Govermental Purpose,
41,355	Series A, Rev., VRDO, 0.040%, 12/09/13	41,355
35,485	Series B, Rev., VRDO, 0.040%, 12/09/13	35,485
12,300	Alaska Housing Finance Corp., Govermental Purpose, University of Alaska, Series A, Rev., VRDO, 0.050%, 12/09/13	12,300
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
33,200	Rev., VRDO, 0.040%, 12/02/13	33,200
7,800	Series B, Class B, Rev., VRDO, 0.040%, 12/02/13	7,800
22,000	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	22,000

		152,140

	Arizona — 0.8%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Class R, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.070%, 12/09/13	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	7,160
6,245	Phoenix Civic Improvement Corp., Series ROCS-RR-II R-11982X, Rev., LIQ: Citibank N.A., 0.120%, 12/09/13	6,245
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/09/13	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 12/09/13	21,700
43,055	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	43,055

		138,060

	California — 12.3%
26,980	Abag Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.050%, 12/09/13	26,980
784	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 12/09/13 (e)	784
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.060%, 12/02/13	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/09/13	2,400
31,950	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/09/13	31,950
50,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.040%, 12/09/13	50,000
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 12/09/13	6,100
1,520	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 12/09/13	1,520
9,500	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.040%, 12/02/13	9,500
	California Statewide Communities Development Authority,
30,000	Series 09-D, 0.190%, 06/03/14 (m)	30,000
15,865	Series 2008 C, 0.230%, 12/02/13 (m)	15,865
35,000	Series 2008 C, 0.230%, 01/08/14 (m)	35,000
45,000	Series 2009 B1, 0.200%, 03/12/14 (m)	45,000
19,000	Series 2009 B3, 0.200%, 03/12/14 (m)	19,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
27,000	Series 2009 B5, 0.230%, 12/02/13 (m)	27,000
4,820	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.050%, 12/09/13	4,820
5,800	California Statewide Communities Development Authority, Health Facility, Community Hospital of Monterey Peninsula, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/09/13	5,800
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.040%, 12/09/13	39,100
80,900	Series B, Rev., VRDO, 0.040%, 12/09/13	80,900
7,850	Series L, Rev., VRDO, 0.030%, 12/09/13	7,850
121,650	Series M, Rev., VRDO, 0.040%, 12/09/13	121,650
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/09/13	3,650
12,745	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	12,745
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Class I, Rev., VRDO, GNMA, LIQ: FHLMC, 0.040%, 12/09/13	5,450
400	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 03-19, Series B, VRDO, LOC: U.S. Bank N.A., 0.040%, 12/02/13	400
1,200	City of Los Angeles, Multi-Family Housing, Loans-to-Lenders Program, Series A, Rev., VRDO, LOC: FHLB, 0.050%, 12/02/13	1,200
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 12/09/13 (e)	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LOC: FHLMC, 0.060%, 12/09/13	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	59,050
20,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	20,222
700	City of Upland, Mountain Springs, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	900
9,750	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LOC: FHLMC, 0.050%, 12/09/13	9,750
	Deutsche Bank Spears/Lifers Trust, Various States,
42,185	Series DB-287, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	42,185
890	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 12/09/13 (e)	890
12,915	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	12,915
39,840	Series DB-332, GO, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	39,840
16,600	Series DB-362, GO, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	16,600
14,090	Series DB-363, GO, AGM, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	14,090
41,730	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	41,730
25,670	Series DB-382, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	25,670
11,585	Series DB-416, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	11,585
12,830	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	12,830
19,825	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	19,825

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
21,810	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13 (e)	21,810
14,115	Series DB-432, GO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	14,115
43,575	Series DB-474, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	43,575
35,095	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	35,095
14,415	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	14,415
12,549	Series DB-657, GO, AGC, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	12,549
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 12/09/13 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 12/09/13	13,195
32,230	Series DBE-625, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	32,230
64,900	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	64,900
34,029	Series DBE-664, Rev., LIQ: Deutsche Bank AG, 0.080%, 12/09/13	34,029
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.150%, 12/09/13	8,225
78,575	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	78,575
33,535	Series DBE-1455, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	33,535
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13 (e)	39,455
8,865	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 12/09/13	8,865
30,000	East Bay Municipal Utility District, Water System, Series E, 0.120%, 12/10/13 (m)	30,000
29,600	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	29,600
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	6,840
2,585	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	2,585
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.030%, 12/02/13	200
2,300	VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 12/02/13	2,300
5,600	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13	5,600
	Los Angeles City Department of Water & Power, Power System,
30,150	Series A, Subseries A-5, Rev., VRDO, 0.040%, 12/09/13	30,150
53,000	Series B, Subseries B-2, Rev., VRDO, 0.030%, 12/09/13	53,000
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, FSA-CR-FGIC, LIQ: Citibank N.A., 0.080%, 12/09/13	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.050%, 12/09/13	11,820
30,000	Los Angeles County Capital Asset Leasing Corp., Series CTEG, LOC: Wells Fargo Bank N.A., 0.100%, 12/05/13 (m)	30,000
11,475	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	11,475
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 12/02/13	800
	Metropolitan Water District of Southern California,
25,760	Series A-1, Rev., VRDO, 0.030%, 12/09/13	25,760

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
18,295	Series A-2, Rev., VRDO, 0.030%, 12/09/13	18,295
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.050%, 12/09/13	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 12/09/13	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/09/13	12,665
30,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 12/09/13 (e)	30,000
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	58,600
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.070%, 12/09/13	18,000
5,435	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	5,435
274,660	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	277,375
23,200	State of California, Kindergarten, Series A6, GO, VRDO, LOC: Citibank N.A., 0.030%, 12/09/13	23,200
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.060%, 12/09/13 (e)	33,000
	Wells Fargo Stage Trust, Various States,
18,475	Series 2008-7C, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 12/09/13 (e)	18,475
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13	9,780
10,395	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13 (e)	10,395

		2,261,589

	Colorado — 1.5%
38,400	City of Centennial, Southglenn Metropolitan District, Rev., VRDO, LOC: BNP Paribas, 0.280%, 12/09/13	38,400
	City of Colorado Springs, Utilities System Improvement,
19,925	Series A, Rev., VRDO, 0.050%, 12/09/13	19,925
45,205	Series A, Rev., VRDO, 0.050%, 12/09/13	45,205
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.150%, 12/09/13	1,000
51,500	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.050%, 12/09/13	51,500
16,900	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 12/02/13	16,900
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.060%, 12/09/13	1,755
	Colorado Housing & Finance Authority, Single Family Mortgage,
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.070%, 12/09/13	27,010
30,550	Series B-2, Class I, Rev., VRDO, AMT, 0.070%, 12/09/13	30,550
3,770	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.050%, 12/09/13	3,770
28,150	County & City of Broomfield, Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.190%, 12/09/13	28,150
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/09/13	15,010

		279,175

	Connecticut — 0.5%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	39,200
14,195	Connecticut Housing Finance Authority, Housing Mortagage Finance Program, Series C-1, Rev., VRDO, 0.050%, 12/09/13	14,195
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.050%, 12/09/13	20,935

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Connecticut — Continued
17,060	Wells Fargo Stage Trust, Various States, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13 (e)	17,060

		91,390

	Delaware — 0.7%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.050%, 12/09/13	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.040%, 12/09/13	8,525
34,570	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 12/09/13	34,570
23,175	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.630%, 12/09/13	23,175
20,265	University of Delaware, Series B, Rev., VRDO, 0.070%, 12/02/13	20,265

		128,490

	District of Columbia — 1.7%
14,600	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	14,600
17,170	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Credit Suisse, 0.050%, 12/09/13	17,170
1,945	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/09/13	1,945
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.110%, 12/09/13	7,500
30,510	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, LIQ: Wells Fargo & Co., 0.190%, 12/18/13	30,510
3,210	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/09/13	3,210
3,593	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/09/13	3,593
125,000	District of Columbia, Tax & Revenue Anticipation Notes, GO, 2.000%, 09/30/14	126,901
14,135	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	14,135
15,115	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	15,115
23,851	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 12/09/13	23,851
	Metropolitan Washington Airports Authority,
34,300	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.050%, 12/09/13	34,300
19,600	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	19,600

		312,430

	Florida — 4.1%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 12/09/13	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 12/09/13	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 12/09/13	14,900
8,840	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.050%, 12/09/13	8,840
25,350	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, AMBAC, LOC: TD Bank N.A., 0.040%, 12/09/13	25,350
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	31,915
	Deutsche Bank Spears/Lifers Trust, Various States,
5,970	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 12/09/13	5,970

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	38,145
16,707	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	16,707
32,075	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	32,075
28,420	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	28,420
23,200	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	23,200
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	26,005
15,755	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	15,755
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 12/09/13 (e)	16,500
	Eclipse Funding Trust, Solar Eclipse,
8,145	Series 2006-0043, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (p)	8,145
20,560	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	20,560
23,680	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	23,680
10,445	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	10,445
8,485	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	8,485
20,265	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.040%, 12/09/13	20,265
8,965	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 12/09/13	8,965
8,425	Florida Housing Finance Corp., Multi- Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 12/09/13	8,425
40,000	Gainesville Utility Systems, Series C, 0.190%, 01/21/14 (m)	40,000
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,415	Series I-1, Rev., VRDO, 0.040%, 12/09/13	44,415
16,500	Series I-4, Rev., VRDO, 0.050%, 12/09/13	16,500
	JEA Electric System,
27,600	Series B-3, Rev., VRDO, 0.040%, 12/09/13	27,600
32,800	Subseries D, Rev., VRDO, 0.050%, 12/02/13	32,800
14,160	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	14,160
7,145	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/09/13	7,145
8,501	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, LOC: NationsBank N.A., 0.070%, 12/09/13	8,501
3,220	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 12/09/13	3,220
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.050%, 12/09/13	22,285
6,180	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 12/09/13	6,180
73,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	73,000
1,090	South Florida Water Management District, COP, VRDO, LIQ: Citibank N.A., 0.070%, 12/02/13	1,090

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
20,375	South Miami Health Facilities Authority, Hospital, Series 2833, Rev., VRDO, LIQ: Credit Suisse, 0.050%, 12/09/13	20,375
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., LIQ: Citibank N.A., 0.060%, 12/09/13	8,000

		745,748

	Georgia — 1.9%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co., Plant Bowen Project, Rev., VRDO, 0.120%, 12/09/13	65,000
7,960	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	7,960
10,645	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LOC: FNMA, 0.070%, 12/09/13	10,645
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/09/13	10,735
106,710	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.100%, 12/09/13	106,710
	Eclipse Funding Trust, Solar Eclipse,
11,460	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	11,460
15,115	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	15,115
9,620	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	9,620
3,730	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/09/13	3,730
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.050%, 12/09/13	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	400
21,660	Municipal Electric Authority of Georgia, Project 1, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/09/13	21,660
	Private Colleges & Universities Authority, Emory University,
58,350	Series B, Subseries B-1, Rev., VRDO, 0.030%, 12/09/13	58,350
24,375	Series B, Subseries B-2, Rev., VRDO, 0.030%, 12/09/13	24,375

		351,700

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,695	Series 2006-0096, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	13,695
9,215	Series 2006-0123, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	9,215

		22,910

	Idaho — 0.5%
13,400	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	13,400
69,755	Idaho Housing & Finance Association, Single Family Mortgage, Series A, Rev., VRDO, FNMA, LOC: FHLMC, 0.060%, 12/09/13	69,755
8,155	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.050%, 12/09/13	8,155

		91,310

	Illinois — 4.2%
8,460	Austin Trust, Various States, Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 12/09/13	8,460
140,600	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 12/09/13	140,600
63,500	City of Chicago, Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.070%, 12/09/13	63,500
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.050%, 12/02/13	10,380

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
	City of Chicago, Water, Senior Lien,
18,540	Subseries 04-1, Rev., VRDO, 0.120%, 12/09/13	18,540
9,265	Subseries 04-2, Rev., VRDO, 0.120%, 12/09/13	9,265
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 12/09/13	4,300
10,700	Cook County, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	10,700
1,440	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.160%, 12/09/13	1,440
	Deutsche Bank Spears/Lifers Trust, Various States,
25,820	Series DB-288, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	25,820
11,435	Series DB-307, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	11,435
21,500	Series DB-315, GO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	21,500
23,305	Series DB-365, GO, AGM, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	23,305
10,800	Series DB-368, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.090%, 12/09/13	10,800
17,475	Series DB-393, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	17,475
10,235	Series DB-410, GO, FGIC, LIQ: Deutsche Bank AG, 0.070%, 12/09/13	10,235
60,560	Series DB-476, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	60,560
18,950	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	18,950
50,735	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	50,735
27,961	Series DB-623, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	27,961
21,596	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	21,596
	Eclipse Funding Trust, Solar Eclipse, Chicago,
33,600	Series 2006-0106, Rev., AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 12/09/13	33,600
10,165	Series 2006-0131, GO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	10,165
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/09/13	10,000
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 0.060%, 12/09/13	3,000
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	40,400
24,560	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.050%, 12/09/13	24,560
11,450	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/02/13	11,450
	Illinois Housing Development Authority, Homeowner Mortgage,
10,675	Series A-3, Rev., VRDO, AMT, 0.050%, 12/09/13	10,675
7,500	Series C-3, Rev., VRDO, AMT, 0.060%, 12/09/13	7,500
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.060%, 12/09/13	21,200
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.220%, 12/09/13	17,705
8,205	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 12/09/13	8,205
9,905	Will County, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/02/13	9,905

		775,922

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — 2.0%
29,625	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	29,625
9,375	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	9,375
13,440	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	13,440
25,475	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	25,475
17,150	Eclipse Funding Trust, Solar Eclipse, Indiana, Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	17,150
20,000	Indiana Finance Authority, Convention Center Expansion Project, Rev., VRDO, 0.030%, 12/09/13	20,000
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 12/02/13	12,730
36,000	Indiana Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, 0.050%, 12/09/13	36,000
	Indiana Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 12/09/13	69,335
29,100	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	29,100
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	30,425
37,900	Indiana Health Facility Financing Authority, Ascension Health, Series A-2, Rev., VRDO, 0.040%, 12/09/13	37,900
10,010	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.050%, 12/09/13	10,010
19,405	Wells Fargo Stage Trust, Various States, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13	19,405

		359,970

	Iowa — 0.2%
18,195	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	18,195
9,720	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.070%, 12/09/13	9,720

		27,915

	Kansas — 0.4%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/02/13	14,000
34,840	Kansas State Department of Transportation Highway, Series B-3, Rev., VRDO, 0.040%, 12/09/13	34,840
18,290	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/02/13	18,290

		67,130

	Kentucky — 0.5%
7,455	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/09/13	7,455
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, FNMA, 0.070%, 12/09/13	21,000
8,000	Louisville & Jefferson County Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 12/09/13	8,000
45,000	Louisville & Jefferson County, Metropolitan Sewer & Drain District, Rev., 2.000%, 11/26/14	45,716
8,900	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.050%, 12/02/13	8,900

		91,071

	Louisiana — 0.7%
18,560	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	18,560

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Louisiana — Continued
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
30,350	Series A, Rev., VRDO, 0.040%, 12/02/13	30,350
12,200	Series B, Rev., VRDO, 0.040%, 12/02/13	12,200
15,025	East Baton Rouge Parish Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 12/02/13	15,025
17,760	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	17,760
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 12/09/13	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.050%, 12/09/13	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 12/09/13	7,240

		130,895

	Maryland — 1.0%
23,395	County of Montgomery, Series 10-A, 0.090%, 12/04/13	23,395
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	3,335
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.050%, 12/09/13	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/09/13	11,700
1,000	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series I, Rev., VRDO, AMT, 0.060%, 12/09/13	1,000
	Maryland Health & Higher Educational Facilities Authority,
60,845	Series B, LOC: Wells Fargo Bank N.A., 0.110%, 01/14/14 (m)	60,845
7,050	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/02/13	7,050
8,944	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/09/13	8,944
18,160	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.050%, 12/09/13	18,160
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 12/09/13	2,000
21,000	Wells Fargo Stage Trust, Various States, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.080%, 12/09/13	21,000

		179,029

	Massachusetts — 1.5%
39,000	Commonwealth of Massachusetts, Series C, GO, VRDO, 0.040%, 12/09/13	39,000
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,785	Series 2007-0010, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	13,785
30,620	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	30,620
3,000	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.160%, 12/09/13	3,000
9,900	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., LIQ: Citibank N.A., 0.060%, 12/02/13	9,900
12,100	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-2, Rev., VRDO, 0.040%, 12/02/13	12,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
29,135	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	29,135
8,400	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	8,400
49,650	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 12/02/13	49,650
53,850	Massachusetts Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.040%, 12/02/13	53,850
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.040%, 12/09/13	22,000

		271,440

	Michigan — 2.2%
	Michigan Finance Authority, Student Loans,
20,000	Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.060%, 12/09/13	20,000
14,000	Series MI-1, Rev., VRDO, 0.100%, 12/02/13	14,000
36,025	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.050%, 12/09/13	36,025
	Michigan State Housing Development Authority, Rental Housing,
40,810	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.070%, 12/09/13	40,810
40,895	Series A, Rev., VRDO, AMT, 0.080%, 12/09/13	40,895
	Michigan State Housing Development Authority, Single Family Mortgage,
6,315	Series C, Rev., VRDO, 0.060%, 12/09/13	6,315
12,700	Series D-1, Rev., VRDO, AMT, 0.070%, 12/09/13	12,700
68,500	Series E, Rev., VRDO, AMT, 0.060%, 12/09/13	68,500
5,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/09/13	5,580
55,895	RBC Municipal Products, Inc. Trust, Floater Certificates, Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.090%, 12/09/13	55,895
	RBC Municipal Products, Inc. Trust, Various States, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.090%, 12/09/13	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.090%, 12/09/13	31,295
24,985	University of Michigan, Series B, Rev., VRDO, 0.040%, 12/09/13	24,985

		405,745

	Minnesota — 1.7%
51,925	City of Rochester, Health Care Facilities, Health Care Mayo Clinic, Series A, Rev., VRDO, 0.050%, 12/09/13	51,925
	City of Rochester, Health Care Facilities,
30,000	Series 00-A, VRDO, 0.090%, 12/02/13	30,000
23,600	Series 2000 A, 0.140%, 12/02/13	23,600
41,200	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.050%, 12/09/13	41,200
11,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	11,200
	Minnesota Housing Finance Agency, Residential Housing,
10,800	Series B, Rev., VRDO, AMT, 0.060%, 12/09/13	10,800
4,700	Series C, Rev., VRDO, AMT, 0.060%, 12/09/13	4,700
20,000	Series C, Rev., VRDO, AMT, 0.060%, 12/09/13	20,000
17,330	Series G, Rev., VRDO, AMT, 0.060%, 12/09/13	17,330
13,845	Series J, Rev., VRDO, AMT, 0.060%, 12/09/13	13,845
22,020	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.050%, 12/09/13	22,020
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 12/09/13	24,990

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Minnesota — Continued
38,150	University of Minnesota, Series 05-A, 0.080%, 12/03/13	38,150

		309,760

	Mississippi — 1.6%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project,
31,335	Series B, Rev., VRDO, 0.040%, 12/02/13	31,335
15,460	Series B, Rev., VRDO, 0.050%, 12/02/13	15,460
16,400	Series C, Rev., VRDO, 0.050%, 12/02/13	16,400
9,000	Series D, Rev., VRDO, 0.040%, 12/02/13	9,000
40,000	Series D, Rev., VRDO, 0.040%, 12/09/13	40,000
9,995	Series F, Rev., VRDO, 0.040%, 12/02/13	9,995
8,050	Series F, Rev., VRDO, 0.050%, 12/09/13	8,050
25,270	Series G, Rev., VRDO, 0.050%, 12/02/13	25,270
21,280	Series G, Rev., VRDO, 0.050%, 12/02/13	21,280
9,085	Series I, Rev., VRDO, 0.050%, 12/02/13	9,085
21,050	Series J, Rev., VRDO, 0.040%, 12/02/13	21,050
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
2,165	Series C, Rev., VRDO, 0.050%, 12/02/13	2,165
26,800	Series E, Rev., VRDO, 0.040%, 12/02/13	26,800
43,250	Series F, Rev., VRDO, 0.040%, 12/02/13	43,250
13,105	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.050%, 12/09/13	13,105

		292,245

	Missouri — 1.9%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 12/09/13	59,075
11,765	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	11,765
1,375	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/09/13	1,375
	Missouri Development Finance Board,
34,418	Series 05-A, LOC: U.S. Bank N.A., 0.110%, 12/19/13	34,418
24,859	Series 06-A, LOC: U.S. Bank N.A., 0.110%, 12/19/13	24,859
28,860	Series 08-A, LOC: U.S. Bank N.A., 0.110%, 12/19/13	28,860
37,100	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.060%, 12/02/13	37,100
20,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.040%, 12/09/13	20,000
88,020	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.060%, 12/09/13	88,020
25,450	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series E-1, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 12/02/13	25,450
9,900	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.050%, 12/02/13	9,900

		340,822

	Nebraska — 0.3%
23,070	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	23,070
18,695	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	18,695
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.060%, 12/09/13	17,995

		59,760

	Nevada — 1.6%
30,850	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 12/09/13	30,850

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nevada — Continued
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.070%, 12/09/13	30,380
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	12,720
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	19,970
	Las Vegas Valley Water District,
90,000	Series 04-B, LOC: Wells Fargo Bank N.A., 0.100%, 12/09/13 (m)	90,000
44,000	Series 04-B, LOC: Wells Fargo Bank N.A., 0.120%, 01/16/14	44,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 12/09/13	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 12/09/13	10,900
3,015	Series M, Rev., LOC: U.S. Bank N.A., 0.090%, 12/09/13	3,015
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.060%, 12/09/13	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.060%, 12/09/13	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	12,710

		301,875

	New Hampshire — 0.1%
12,285	New Hampshire Housing Finance Authority, Multi-Family Housing, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 12/09/13	12,285
11,100	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	11,100

		23,385

	New Jersey — 5.5%
76,525	County of Middlesex, Township of Woodbridge, GO, BAN, 1.500%, 08/22/14 (w)	77,164
	Deutsche Bank Spears/Lifers Trust, Various States,
37,175	Series DB-297, Rev., NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	37,175
37,285	Series DB-339, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 12/09/13	37,285
65,985	Series DB-447, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	65,985
46,160	Series DB-624, Rev., AGM, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	46,160
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	16,250
13,495	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	13,495
36,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.070%, 12/09/13	36,000
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
18,925	Series I, Rev., VRDO, AMT, 0.060%, 12/09/13	18,925
17,200	Series R, Rev., VRDO, 0.070%, 12/09/13	17,200
21,875	Series V, Rev., VRDO, AMT, 0.050%, 12/09/13	21,875
	Puttable Floating Option Tax-Exempt Receipts,
73,160	Series MT-837, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 12/09/13 (e)	73,160
61,495	Series MT-838, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 12/09/13 (e)	61,495

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
475,000	State of New Jersey, Rev., 2.000%, 06/26/14	479,419

		1,001,588

	New Mexico — 0.1%
18,210	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	18,210

	New York — 17.7%
	Austin Trust, Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 12/09/13	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 12/09/13	15,260
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 12/09/13	11,250
15,755	BB&T Municipal Trust, Various States, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.050%, 12/09/13	15,755
22,000	City of New York, Sub Series D-4, GO, VRDO, LOC: TD Bank N.A., 0.050%, 12/02/13	22,000
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 12/09/13	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.070%, 12/09/13	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 12/09/13	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.040%, 12/09/13	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: BMO Harris Bank N.A., 0.050%, 12/09/13	11,000
27,100	Series A, Subseries A-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 12/09/13	27,100
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 12/09/13	21,700
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 12/02/13	62,040
2,300	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	2,300
17,800	Series L, Subseries L-6, GO, VRDO, 0.050%, 12/02/13	17,800
	City of New York, Fiscal Year 2012,
24,300	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.040%, 12/02/13	24,300
3,200	Series A, Subseries A-5, GO, VRDO, 0.040%, 12/02/13	3,200
22,050	Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America N.A., 0.050%, 12/02/13	22,050
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.050%, 12/09/13	112,600
37,600	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.050%, 12/02/13	37,600
14,800	Series G, Subseries G-5, GO, VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/02/13	14,800
5,750	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.050%, 12/02/13	5,750
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/02/13	3,550
	City of New York, Fiscal Year 2013,
5,500	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.050%, 12/02/13	5,500
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 12/09/13	12,750
49,000	County of Suffolk, Sachem Central School District, GO, TAN, 1.000%, 06/27/14	49,212
	Deutsche Bank Spears/Lifers Trust, Various States,
31,170	Series DB, Rev., VRDO, LIQ: Deutsche Bank AG, 0.060%, 12/09/13	31,170
29,220	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	29,220

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.120%, 12/09/13	19,505
26,130	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.100%, 12/09/13	26,130
	Eclipse Funding Trust, Solar Eclipse, New York,
14,900	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	14,900
20,515	Series 2006-0159, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	20,515
18,640	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 12/09/13	18,640
138,500	Metropolitan Transportation Authority, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 12/09/13	138,500
16,315	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/09/13	16,315
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.060%, 12/09/13	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.060%, 12/09/13	19,050
21,360	Nassau County Health Care Corp., Series B-2, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	21,360
	New York City,
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.100%, 12/02/13	6,950
1,350	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.050%, 12/02/13	1,350
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.050%, 12/02/13	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.050%, 12/02/13	1,325
15,570	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 12/09/13	15,570
8,410	New York City Housing Development Corp., Multi-Family Housing, Series B-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 12/09/13	8,410
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.060%, 12/09/13	4,760
37,900	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/09/13	37,900
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	7,255
44,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/09/13	44,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, LOC: FNMA, 0.060%, 12/09/13	13,600
8,475	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 12/09/13	8,475
13,400	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	13,400
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LOC: FHLMC, 0.050%, 12/09/13	12,300
7,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/09/13	7,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	2,930
1,385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.080%, 12/02/13	1,385
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
49,500	Subseries B-1A, Rev., VRDO, 0.040%, 12/09/13	49,500
95,000	Subseries B-1B, Rev., VRDO, 0.040%, 12/09/13	95,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
42,650	Series A-1, Rev., VRDO, 0.050%, 12/02/13	42,650
6,150	Series B, Subseries B-3, Rev., VRDO, LIQ: State Street Bank, 0.050%, 12/02/13	6,150
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
86,850	Series BB, Rev., VRDO, 0.040%, 12/09/13	86,850
75,250	Series BB, Rev., VRDO, 0.050%, 12/02/13	75,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
2,600	Series AA, Subseries AA-1, Rev., VRDO, 0.050%, 12/02/13	2,600
45,050	Series AA, Subseries AA-2, Rev., VRDO, 0.040%, 12/09/13	45,050
10,800	Series BB, Subseries BB-1, Rev., VRDO, 0.060%, 12/02/13	10,800
6,250	Series DD, Subseries DD-3A, Rev., VRDO, 0.050%, 12/02/13	6,250
22,850	Subseries AA-1A, Class A, Rev., VRDO, 0.050%, 12/02/13	22,850
5,900	Subseries AA-1B, Rev., VRDO, 0.050%, 12/02/13	5,900
6,800	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD, Subseries DD-1, Rev., VRDO, 0.050%, 12/02/13	6,800
	New York City Transitional Finance Authority,
14,865	Series 2, Subseries 2F, Rev., VRDO, LOC: Bayerische Landesbank, 0.080%, 12/02/13	14,865
51,900	Series A, Subseries A-1, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	51,900
12,760	Series ROCS-RR-II-R-12054, Class R, Rev., FSA-CR, FGIC, LIQ: Citibank N.A., 0.070%, 12/09/13	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.070%, 12/09/13	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.060%, 12/09/13	36,060
37,650	New York City Transitional Finance Authority, Future Tax Secured, Series C, VRDO, 0.050%, 12/09/13	37,650
47,400	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series B, Rev., VRDO, 0.080%, 12/02/13	47,400
37,275	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.050%, 12/02/13	37,275
12,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.050%, 12/02/13	12,100
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.080%, 12/09/13	2,360
19,285	Series 3, Subseries 3-E, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 12/02/13	19,285
20,000	New York City Water & Sewer System, Series AA-3, Rev., VRDO, 0.050%, 12/02/13	20,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	New York Liberty Development Corp.,
3,160	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 12/09/13	3,160
1,700	Series ROCS-RR-II-R-11883, Rev., LIQ: Citibank N.A., 0.110%, 12/09/13	1,700
285,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3, Series A, Rev., 0.230%, 03/19/14	285,000
30,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., 0.230%, 03/19/14	30,000
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., LIQ: Citibank N.A., 0.060%, 12/09/13 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
50,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	50,000
20,800	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	20,800
7,450	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.050%, 12/09/13	7,450
82,075	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.040%, 12/09/13	82,075
11,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 12/09/13	11,680
100,490	New York State Dormitory Authority, Royal, Series A, Class A, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 12/09/13	100,490
22,600	New York State Energy Research & Development Authority, SubSeries A-4, Rev., VRDO, 0.040%, 12/09/13	22,600
10,000	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series C, Subseries C-2, Rev., VRDO, AMT, LOC: Mizuho Corporate Bank, 0.040%, 12/09/13	10,000
	New York State Housing Finance Agency,
41,800	Series A, Rev., VRDO, FHLMC, 0.040%, 12/09/13	41,800
50	Series A, Rev., VRDO, FHLMC, 0.040%, 12/09/13	50
1,800	Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	8,000
55,355	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/02/13	55,355
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	4,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 12/09/13	51,100
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.050%, 12/09/13	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 12/09/13	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	3,200
83,600	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 12/09/13	83,600
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	3,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.050%, 12/09/13	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.070%, 12/09/13	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 12/09/13	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	7,050
11,760	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/09/13	11,760
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.060%, 12/09/13	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.050%, 12/09/13	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 12/09/13	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	2,100
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.050%, 12/09/13	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	3,400
13,835	New York State Mortgage Agency, Homeowner Mortgage, Series 142, Rev., VRDO, AMT, 0.060%, 12/02/13	13,835
18,275	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Class R, Rev., LIQ: Citibank N.A., 0.070%, 12/09/13	18,275
	Puttable Floating Option Tax-Exempt Receipts,
7,685	Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.110%, 12/09/13	7,685
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/09/13	13,635
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 12/09/13	11,250
24,592	Schuyler & Chemung Counties, Watkins Glen Central School District, GO, BAN, 1.250%, 08/05/14	24,738
	Triborough Bridge & Tunnel Authority,
17,610	Series A-1, Rev., VRDO, 0.050%, 12/02/13	17,610
38,600	Series F, Rev., VRDO, 0.070%, 12/02/13	38,600
7,635	Subseries B-3, Rev., VRDO, 0.060%, 12/09/13	7,635
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
1,100	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	1,100
4,000	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	4,000
17,890	Wells Fargo Stage Trust, Various States, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13	17,890

		3,243,980

	North Carolina — 4.1%
27,580	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.050%, 12/09/13	27,580

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — Continued
91,845	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 12/09/13	91,845
	City of Charlotte, Charlotte Douglas International Airport,
30,015	Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	30,015
16,625	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	16,625
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 12/09/13	6,820
	City of Raleigh, Downtown Improvement Projects,
17,000	Series A, COP, VRDO, 0.050%, 12/09/13	17,000
78,400	Series B-1, Class B, COP, VRDO, 0.050%, 12/09/13	78,400
31,590	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.050%, 12/09/13	31,590
27,865	County of Mecklenburg, Series D, GO, VRDO, 0.150%, 12/09/13 (i)	27,865
	County of Wake,
18,100	Series A, GO, VRDO, 0.050%, 12/09/13	18,100
11,500	Series B, GO, VRDO, 0.050%, 12/09/13	11,500
16,215	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	16,215
11,380	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	11,380
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 12/09/13	48,000
16,860	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	16,860
11,790	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.050%, 12/09/13	11,790
24,175	North Carolina Medical Care Commission, Rev., VRDO, 0.040%, 12/09/13	24,175
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.060%, 12/09/13	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,605	Series A, Rev., VRDO, 0.040%, 12/09/13	66,605
34,600	Series B, Rev., VRDO, 0.050%, 12/09/13	34,600
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.070%, 12/09/13	28,915
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 12/09/13	19,800
	University of North Carolina, University Hospital at Chapel Hill,
30,175	Series A, Rev., VRDO, 0.070%, 12/02/13	30,175
10,000	Series A, Rev., VRDO, 0.080%, 12/09/13	10,000
22,045	Series B, Rev., VRDO, 0.040%, 12/09/13	22,045
22,000	Series B, Rev., VRDO, 0.070%, 12/02/13	22,000

		744,900

	Ohio — 1.1%
1,100	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.040%, 12/09/13	1,100
16,405	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-327, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	16,405
11,430	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	11,430
8,630	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	8,630
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 12/02/13	5,495
2,340	Ohio State Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.050%, 12/09/13	2,340
860	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	860

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — Continued
	Ohio State University,
500	Rev., VRDO, 0.030%, 12/09/13	500
38,100	Rev., VRDO, 0.040%, 12/09/13	38,100
75,000	Series E, Rev., VRDO, 0.040%, 12/09/13	75,000
	State of Ohio, Infrastructure Improvement,
14,740	Series A, GO, VRDO, 0.030%, 12/09/13	14,740
19,240	Series B, GO, VRDO, 0.030%, 12/09/13	19,240

		193,840

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.080%, 12/02/13	18,355
17,045	Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	17,045
19,700	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	19,700
8,025	Series D4, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/02/13	8,025
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	10,490

		73,615

	Oregon — 0.2%
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	15,450
6,515	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/09/13	6,515
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.060%, 12/09/13	5,100
7,800	Portland City Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment Project, Series 2005, Rev., VRDO, AMT, LOC: FHLMC, 0.050%, 12/09/13	7,800
5,315	Yamhill County Hospital Authority, Friendsview Retirement Community, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/02/13	5,315

		40,180

	Pennsylvania — 2.4%
12,765	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 12/02/13	12,765
	Bucks County IDA, Grand View Hospital,
12,100	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	12,100
7,700	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 12/09/13	7,700
20,230	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.060%, 12/09/13	20,230
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.040%, 12/09/13	23,700
22,500	County of York, Dallastown Area School District, GO, 1.260%, 12/28/13	22,573
	Delaware River Port Authority,
35,355	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/09/13	35,355
25,270	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	25,270
17,155	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.060%, 12/09/13	17,155
	Deutsche Bank Spears/Lifers Trust, Various States,
11,885	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 12/09/13	11,885
12,260	Series DB-325, GO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 12/09/13	12,260
30,330	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 12/09/13	30,330
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.120%, 12/09/13	34,760
3,050	Geisinger Authority, Health System, Series B, Rev., VRDO, 0.040%, 12/02/13	3,050
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	4,810
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.050%, 12/09/13	2,405

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/09/13	17,080
22,000	Montour County Geisinger Authority, Health System, Series B, Rev., VRDO, 0.040%, 12/02/13	22,000
29,790	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	29,790
20,000	Pittsburgh Water & Sewer Authority, Rev., VRDO, 0.040%, 12/09/13	20,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
29,100	Series E-16, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.050%, 12/09/13 (e) (p)	29,100
19,900	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.050%, 12/09/13	19,900
20,000	Series E-36, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.050%, 12/09/13 (e)	20,000
14,050	Wells Fargo Stage Trust, Various States, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13	14,050

		448,268

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	13,765
1,870	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/09/13	1,870
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 12/09/13	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.100%, 12/09/13	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.100%, 12/09/13	22,840
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.040%, 12/02/13	450

		52,575

	South Carolina — 0.7%
50,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/02/13	50,000
9,370	City of North Charleston, Public Facilities Convention, Series 2005, COP, VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	9,370
30,475	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	30,475
10,200	Piedmont Municipal Power Agency, Electric, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	10,200
600	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 12/09/13	600
2,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 12/09/13	2,520
10,640	South Carolina State Public Service Authority, Series 3065X, Rev., VRDO, LIQ: Credit Suisse, 0.050%, 12/09/13	10,640
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.060%, 12/09/13	10,000
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 12/09/13	9,600

		133,405

	South Dakota — 0.4%
13,210	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 12/09/13	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
12,000	Series C, Rev., VRDO, AMT, 0.080%, 12/09/13	12,000
19,200	Series C-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 12/09/13	19,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Dakota — Continued
12,900	Series C-2, Rev., VRDO, 0.100%, 12/09/13	12,900
22,750	Series G, Rev., VRDO, 0.090%, 12/09/13	22,750

		80,060

	Tennessee — 0.4%
37,560	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.100%, 12/09/13	37,560
18,200	Knox County Health, Educational & Housing Facility Board, Hospital, Covenant Health, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 12/09/13	18,200
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.050%, 12/09/13	14,675
3,935	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	3,935

		74,370

	Texas — 11.7%
	Austin Trust, Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 12/09/13	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 12/09/13	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	9,100
53,920	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 12/09/13	53,920
	County of Harris,
105,000	GO, TAN, 1.000%, 02/28/14	105,220
30,000	GO, TAN, 2.000%, 02/28/14	30,136
150,003	Series C, 0.140%, 03/06/14 (m)	150,003
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 12/09/13	24,225
49,145	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/09/13	49,145
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.050%, 12/09/13	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,560	Series DB-292, Rev., LIQ: Deutsche Bank AG, 0.070%, 12/09/13	13,560
24,840	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	24,840
30,700	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	30,700
64,435	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	64,435
22,285	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	22,285
40,810	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 12/09/13	40,810
95,200	Series DB-620, Rev., AGC, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (p)	95,200
27,775	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 12/09/13 (e)	27,775
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	10,540
15,605	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13 (e)	15,605
9,850	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	9,850
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
1,150	Rev., VRDO, 0.050%, 12/02/13	1,150
21,050	Series B, Rev., VRDO, 0.050%, 12/02/13	21,050

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
15,900	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 12/02/13	15,900
30,000	Harris County Industrial Development Corp., Marine Terminal, HFOTCO LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13	30,000
	Harris County Industrial Development Corp., Pollution Control,
26,500	Rev., VRDO, 0.040%, 12/02/13	26,500
21,400	Rev., VRDO, 0.040%, 12/02/13	21,400
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.060%, 12/09/13	30,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 12/09/13	37,730
600	Jefferson County Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.140%, 12/09/13	600
	Jefferson County Port of Port Arthur Navigation District, Motiva Enterprises LLC Project,
75,000	Subseries A, Rev., VRDO, 0.200%, 12/02/13	75,000
56,695	Subseries D, Rev., VRDO, 0.200%, 12/02/13	56,695
14,800	Jefferson County Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VRDO, 0.040%, 12/02/13	14,800
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.050%, 12/02/13	1,335
4,950	Series A-2, Rev., VRDO, 0.040%, 12/02/13	4,950
	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project,
13,800	Rev., VRDO, 0.040%, 12/02/13	13,800
14,375	Rev., VRDO, 0.040%, 12/02/13	14,375
6,750	North Texas Tollway Authority, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 12/09/13	6,750
8,500	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	8,500
573,000	State of Texas, Rev., TRAN, 2.000%, 08/28/14	580,631
	State of Texas, Veterans,
78,800	Series A, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 12/09/13	78,800
70,465	Series C, GO, VRDO, 0.040%, 12/09/13	70,465
30,380	State of Texas, Veterans’ Housing Assistance Program, GO, VRDO, 0.050%, 12/09/13	30,380
6,140	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.110%, 12/09/13	6,140
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
44,300	Series A, Class A, Rev., VRDO, 0.030%, 12/09/13	44,300
29,800	Series B, Rev., VRDO, 0.030%, 12/09/13	29,800
7,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 12/09/13	7,000
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/09/13 (w)	10,625
9,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/09/13	9,150
940	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.090%, 12/09/13	940
	Texas Public Finance Authority,
1,000	0.140%, 02/19/14	1,000
21,656	Series 2003, LIQ: Texas State Affordable Housing Corp., 0.140%, 02/19/14	21,656
50,000	Series 2008, LIQ: Texas State Affordable Housing Corp., 0.120%, 01/16/14	50,000
20,000	University of Texas System, Series A, 0.080%, 12/05/13	20,000
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 12/09/13	9,495

		2,148,206

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utah — 0.5%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.100%, 12/09/13	23,700
25,000	County of Emery, Pollution Control, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	10,080
4,480	Utah Housing Corp., Single Family Mortgage, Series E-1, Class I, Rev., VRDO, 0.070%, 12/09/13	4,480
	Utah Housing Finance Agency, Single Family Mortgage,
7,120	Series D-1, Rev., VRDO, AMT, 0.070%, 12/09/13	7,120
6,795	Series E-1, Class 1, Rev., VRDO, AMT, 0.070%, 12/09/13	6,795
5,770	Series F-2, Class I, Rev., VRDO, 0.060%, 12/09/13	5,770
13,500	Utah Transit Authority, Series 3006, Rev., VRDO, AGM, LIQ: Credit Suisse, 0.050%, 12/09/13	13,500

		96,445

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.060%, 12/09/13	15,475
39,800	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 12/09/13	39,800

		55,275

	Virginia — 2.0%
1,155	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 12/09/13	1,155
23,345	Fairfax County EDA, Industrial Development, Lorton Arts Foundation, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	23,345
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.060%, 12/09/13	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
89,116	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 12/09/13	89,116
18,261	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 12/09/13	18,261
18,935	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 12/09/13	18,935
22,380	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/09/13	22,380
11,995	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 12/09/13	11,995
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.020%, 12/09/13	36,900
16,000	Series D, Rev., VRDO, 0.020%, 12/09/13	16,000
34,435	Series E, Rev., VRDO, 0.040%, 12/09/13	34,435
33,005	Series F, Rev., VRDO, 0.040%, 12/09/13	33,005
8,155	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 12/02/13	8,155
3,050	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.060%, 12/02/13	3,050
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.060%, 12/02/13	34,865

		374,527

	Washington — 1.3%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.100%, 12/09/13	7,500
17,000	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.060%, 12/09/13	17,000
10,500	County of King, Series B, GO, VRDO, 0.050%, 12/09/13	10,500
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 12/09/13	27,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.050%, 12/09/13	10,580
26,250	King County, Multi-Modal Limited Tax Sewer, Series A, GO, VRDO, 0.040%, 12/09/13	26,250
20,300	King County, Washington School District, GO, 5.000%, 12/02/14	21,271
60,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/09/13	60,000
4,525	Puttable Floating Option Tax-Exempt Receipts, Series PT-4730, Rev., LIQ: Bank of America N.A., 0.040%, 12/09/13 (e)	4,525
550	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	550
4,265	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Project, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 12/09/13	4,265
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/09/13	2,935
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/02/13	215
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/09/13	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 12/09/13	13,600
9,545	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.060%, 12/09/13	9,545
4,520	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 12/09/13	4,520
20,315	Wells Fargo Stage Trust, Various States, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13	20,315

		243,916

	Wisconsin — 2.4%
	City of Milwaukee,
24,000	Series 12-C, 0.190%, 01/08/14	24,000
25,000	Series R7, 0.150%, 12/09/13	25,000
50,000	Series R7, 0.150%, 12/11/13	50,000
	State of Wisconsin,
94,000	Series 08, 0.130%, 12/05/13	94,000
25,389	Series 08, 0.130%, 01/14/14	25,389
61,470	Series 08, 0.130%, 01/16/14	61,470
14,500	Series 08, 0.130%, 02/03/14	14,500
25,000	Series 08, 0.160%, 01/08/14	25,000
19,940	Wells Fargo Stage Trust, Various States, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/09/13	19,940
	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Inc. Obligated Group,
14,200	Series A, Class A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/09/13	14,200
1,910	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/02/13	1,910
23,000	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 12/02/13	23,000
	Wisconsin Housing & EDA, Home Ownership,
4,195	Series A, Rev., VRDO, 0.080%, 12/09/13	4,195
35,090	Series D, Rev., VRDO, AMT, 0.110%, 12/09/13	35,090
27,980	Series E, Rev., VRDO, AMT, LOC: BNP Paribas, 0.290%, 12/09/13	27,980

		445,674

	Wyoming — 0.3%
	County of Lincoln, PCR, Exxon Project,
2,900	Series A, Rev., VRDO, 0.040%, 12/02/13	2,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wyoming — Continued
1,600	Series B, Rev., VRDO, 0.040%, 12/02/13	1,600
12,600	County of Platte, Pollution Control, Series A, Rev., VRDO, LOC: National Rural Utilities Cooperative Finance Corp., 0.070%, 12/02/13	12,600
31,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 12/09/13	31,200

		48,300

	Total Municipal Bonds (Cost $17,766,765)	17,766,765

SHARES
Variable Rate Demand Preferred Shares — 5.9%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.150%, 12/09/13 # (e)	34,200
45,000	BlackRock MuniHoldings Investment Quality Fund, LIQ: Bank of America N.A., 0.270%, 12/09/13 # (e)	45,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.270%, 12/09/13 # (e)	25,000
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.150%, 12/09/13 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.140%, 12/09/13 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.140%, 12/09/13 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.150%, 12/09/13 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.220%, 12/09/13 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.140%, 12/09/13 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.220%, 12/09/13 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/09/13 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/09/13 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 12/09/13 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.140%, 12/09/13 # (e)	193,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 12/09/13 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.180%, 12/09/13 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.130%, 12/09/13 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/09/13 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.110%, 12/09/13 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.140%, 12/09/13 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.150%, 12/09/13 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 12/09/13 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.150%, 12/09/13 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 12/09/13 # (e)	40,000
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: Toronto-Dominion Bank, 0.150%, 12/09/13 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,091,000)	1,091,000

	Total Investments — 102.7% (Cost $18,857,765)*	18,857,765
	Liabilities in Excess of Other Assets — (2.7)%	(494,168)

	NET ASSETS — 100.0%	$18,363,597

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
SCAGO	—	South Carolina Association of Governmental Organizations
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2013.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	When-issued security.
*	The cost of securities is substantially the same for federal income tax purposes.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$18,857,765	$—	$18,857,765

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among levels during the period ended November 30, 2013.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.6%
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.411%, 01/25/35 (m)	419
130	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.216%, 12/25/36 (m)	59
709	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	714
	Countrywide Asset-Backed Certificates,
656	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	605
10	Series 2004-1, Class 3A, VAR, 0.726%, 04/25/34 (m)	9
730	Series 2004-1, Class M1, VAR, 0.916%, 03/25/34 (m)	688
115	Series 2004-1, Class M2, VAR, 0.991%, 03/25/34 (m)	110
341	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	342
	CWABS Revolving Home Equity Loan Trust,
65	Series 2004-I, Class A, VAR, 0.458%, 02/15/34 (m)	55
78	Series 2004-K, Class 2A, VAR, 0.468%, 02/15/34 (m)	67
46	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.406%, 09/25/36	19
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.596%, 02/25/36	63
30	Lehman XS Trust Series, Series 2006-18N, Class A2A, VAR, 0.316%, 12/25/36	26
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.916%, 02/25/34	1,042
261	Series 2004-1, Class M2, VAR, 0.991%, 02/25/34	253
32	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A3, VAR, 0.316%, 06/25/36	21
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.616%, 03/25/35	708
500	Series 2005-3, Class M1, VAR, 0.646%, 07/25/35	496
100	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.656%, 05/25/35	91
131	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.006%, 02/25/33	121
800	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005- WHQ3, Class M2, VAR, 0.616%, 06/25/35	757
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.576%, 11/25/35	1,505
1,679	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.466%, 02/25/36	1,622

	Total Asset-Backed Securities (Cost $8,479)	9,792

Collateralized Mortgage Obligations — 9.3%
	Agency CMO — 3.9%
	Federal Home Loan Mortgage Corp. REMIC,
84	Series 2779, Class SM, IF, IO, 6.982%, 10/15/18	2
118	Series 2980, Class QB, 6.500%, 05/15/35	134
62	Series 3218, Class AS, IF, IO, 6.412%, 09/15/36	11
1,911	Series 3370, Class SH, IF, IO, 6.282%, 10/15/37	274
177	Series 3387, Class SB, IF, IO, 6.252%, 11/15/37	24
154	Series 3960, Class SJ, IF, IO, 6.482%, 08/15/40	31
62	Series 3976, Class AI, IO, 3.500%, 08/15/29	6
144	Series 3984, Class NS, IF, IO, 6.432%, 01/15/40	25
372	Series 3989, Class SJ, IF, IO, 5.782%, 01/15/42	76
550	Series 3997, Class HS, IF, IO, 6.382%, 03/15/38	100
181	Series 4013, Class SB, IF, IO, 6.282%, 03/15/42	38
722	Series 4019, Class SC, IF, IO, 6.282%, 03/15/42	150
609	Series 4027, Class SL, IF, IO, 5.752%, 04/15/42	129
517	Series 4027, Class SW, IF, IO, 5.752%, 04/15/42	103
119	Series 4033, Class SC, IF, IO, 6.382%, 10/15/36	25
343	Series 4050, Class EI, IO, 4.000%, 02/15/39	62
258	Series 4057, Class BS, IF, IO, 5.882%, 09/15/39	47
2,543	Series 4057, Class SA, IF, IO, 5.882%, 04/15/39	501

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,375	Series 4059, Class SP, IF, IO, 6.382%, 06/15/42	306
614	Series 4061, Class SA, IF, IO, 6.382%, 06/15/42	130
91	Series 4077, Class SM, IF, IO, 6.532%, 08/15/40	20
234	Series 4080, Class SA, IF, IO, 5.832%, 07/15/42	49
1,067	Series 4084, Class GS, IF, IO, 5.882%, 04/15/39	211
438	Series 4086, Class TS, IF, IO, 5.932%, 04/15/37	81
222	Series 4097, Class SL, IF, IO, 5.982%, 06/15/41	40
311	Series 4104, Class SC, IF, IO, 5.882%, 09/15/42	73
1,058	Series 4119, Class SC, IF, IO, 5.982%, 10/15/42	244
563	Series 4122, Class SJ, IF, IO, 5.982%, 12/15/40	122
273	Series 4123, Class SB, IF, IO, 5.982%, 10/15/42	65
180	Series 4132, Class SE, IF, IO, 6.032%, 12/15/40	36
1,120	Series 4152, Class SG, IF, IO, 6.332%, 02/15/42	235
	Federal National Mortgage Association REMIC,
513	Series 2004-17, Class DS, IF, IO, 6.984%, 11/25/32	18
480	Series 2006-3, Class SB, IF, IO, 6.534%, 07/25/35	76
146	Series 2006-125, Class SA, IF, IO, 6.554%, 01/25/37	24
92	Series 2007-37, Class SA, IF, IO, 5.954%, 05/25/37	14
171	Series 2007-44, Class HE, IF, IO, 6.254%, 05/25/37	24
187	Series 2007-91, Class AS, IF, IO, 6.234%, 10/25/37	32
4,022	Series 2007-109, Class GI, IF, IO, 5.904%, 12/25/37	802
560	Series 2008-17, Class KS, IF, IO, 6.184%, 11/25/37	75
35	Series 2008-71, Class SB, IF, IO, 6.319%, 10/25/29	—	(h)
370	Series 2011-101, Class SC, IF, IO, 6.334%, 10/25/40	61
212	Series 2011-124, Class DS, IF, IO, 6.384%, 08/25/40	43
149	Series 2012-14, Class LS, IF, IO, 6.334%, 03/25/42	33
624	Series 2012-30, Class MS, IF, IO, 6.284%, 04/25/42	137
534	Series 2012-36, Class SB, IF, IO, 6.284%, 04/25/42	141
538	Series 2012-36, Class SN, IF, IO, 6.284%, 04/25/42	159
471	Series 2012-47, Class SD, IF, IO, 6.284%, 05/25/42	130
225	Series 2012-63, Class DS, IF, IO, 6.384%, 03/25/39	49
1,325	Series 2012-73, Class LS, IF, IO, 5.884%, 06/25/39	275
822	Series 2012-74, Class AS, IF, IO, 5.884%, 03/25/39	165
120	Series 2012-76, Class DS, IF, IO, 6.384%, 05/25/39	26
465	Series 2012-83, Class LS, IF, IO, 5.234%, 08/25/42	65
202	Series 2012-84, Class QS, IF, IO, 6.484%, 09/25/31	43
96	Series 2012-110, Class MS, IF, IO, 5.834%, 10/25/42	21
303	Series 2012-114, Class DS, IF, IO, 5.934%, 08/25/39	62
1,075	Series 2012-115, Class DS, IF, IO, 5.934%, 10/25/42	246
351	Series 2012-120, Class SE, IF, IO, 6.034%, 02/25/39	74
134	Series 2012-124, Class DS, IF, IO, 5.984%, 04/25/40	28
567	Series 2012-137, Class SN, IF, IO, 5.934%, 12/25/42	120
108	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	23
366	Series 2012-147, Class SA, IF, IO, 5.934%, 01/25/43	93
535	Series 2013-2, Class S, IF, IO, 5.984%, 02/25/43	122
193	Series 2013-9, Class SG, IF, IO, 6.034%, 03/25/39	43
	Federal National Mortgage Association STRIPS,
121	Series 366, Class 18, IO, 4.000%, 11/01/20	9

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
538	Series 390, Class C7, IO, 4.000%, 07/25/23	35
814	Series 390, Class C8, IO, 4.500%, 07/25/23	60
35	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	39
109	Government National Mortgage Association, Series 2012-93, Class MS, IF, IO, 6.482%, 07/20/42	19

		6,736

	Non-Agency CMO — 5.4%
1,709	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	1,707
579	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34 (m)	586
	Banc of America Mortgage Trust,
75	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	75
395	Series 2005-A, Class 3A1, VAR, 2.933%, 02/25/35 (m)	372
496	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	453
793	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36 (m)	714
	Credit Suisse First Boston Mortgage Securities Corp.,
106	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	109
339	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	357
20	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.666%, 02/25/35 (m)	18
389	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	376
602	JP Morgan Mortgage Trust, Series 2005- S2, Class 4A3, 5.500%, 09/25/20	641
288	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	253
73	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	72
1,624	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,334
213	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.469%, 12/10/35 (e)	182
446	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	404
408	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	371
191	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	169
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	253
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	184
	Wells Fargo Mortgage-Backed Securities Trust,
155	Series 2005-16, Class A8, 5.750%, 01/25/36	160
758	Series 2007-8, Class 2A8, 6.000%, 07/25/37	722

		9,512

	Total Collateralized Mortgage Obligations (Cost $15,096)	16,248

Commercial Mortgage-Backed Securities — 7.2%
	Bear Stearns Commercial Mortgage Securities Trust,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,706
2,193	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,278
1,390	Series 2005-T20, Class A4A, VAR, 5.292%, 10/12/42 (m)	1,481
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,067
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,286
1,440	Merrill Lynch Mortgage Trust, Series 2006- C1, Class A4, VAR, 5.866%, 05/12/39	1,573
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	208

	Total Commercial Mortgage-Backed Securities (Cost $11,456)	12,599

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 49.4%
	Consumer Discretionary — 6.8%
	Auto Components — 0.2%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	292

	Automobiles — 0.3%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	569

	Diversified Consumer Services — 0.2%
310	Service Corp. International, 7.500%, 04/01/27	329

	Hotels, Restaurants & Leisure — 1.2%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (m)	361
335	11.250%, 06/01/17	341
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	405
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	272
	MGM Resorts International,
135	6.750%, 10/01/20	145
115	7.625%, 01/15/17	131
350	Sabre, Inc., 8.500%, 05/15/19 (e)	387

		2,042

	Household Durables — 0.3%
413	Jarden Corp., 7.500%, 05/01/17	478

	Leisure Equipment & Products — 0.4%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	277
500	Mattel, Inc., 3.150%, 03/15/23	469

		746

	Media — 2.9%
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	571
275	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22 (m)	285
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,126
	DISH DBS Corp.,
60	6.750%, 06/01/21 (m)	65
60	7.875%, 09/01/19 (m)	69
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,143
525	News America, Inc., 6.400%, 12/15/35	589
233	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	238
770	Time Warner Cable, Inc., 7.500%, 04/01/14 (m)	787
250	Viacom, Inc., 4.250%, 09/01/23	253

		5,126

	Specialty Retail — 1.0%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e) (m)	280
300	J. Crew Group, Inc., 8.125%, 03/01/19	316
250	Michael’s Stores, Inc., 7.750%, 11/01/18	271
300	Party City Holdings, Inc., 8.875%, 08/01/20	333
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	541

		1,741

	Textiles, Apparel & Luxury Goods — 0.3%
	Hanesbrands, Inc.,
415	6.375%, 12/15/20	454
30	8.000%, 12/15/16	31

		485

	Total Consumer Discretionary	11,808

	Consumer Staples — 5.0%
	Beverages — 0.7%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	869
100	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	114
250	PepsiCo, Inc., 2.250%, 01/07/19	252

		1,235

	Food & Staples Retailing — 1.1%
682	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	753
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (m)	388
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	797

		1,938

	Food Products — 1.9%
243	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	266
350	Del Monte Corp., 7.625%, 02/15/19 (m)	364
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	517
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	481
	Mondelez International, Inc.,
950	5.375%, 02/10/20	1,074

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
485	6.125%, 02/01/18	569

		3,271

	Household Products — 0.7%
400	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	404
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	802

		1,206

	Tobacco — 0.6%
178	Altria Group, Inc., 9.700%, 11/10/18 (m)	237
725	Philip Morris International, Inc., 5.650%, 05/16/18	845

		1,082

	Total Consumer Staples	8,732

	Energy — 4.5%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	245

	Oil, Gas & Consumable Fuels — 4.4%
300	BP Capital Markets plc, (United Kingdom), 2.750%, 05/10/23 (m)	278
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22 (m)	307
475	ConocoPhillips, 6.500%, 02/01/39 (m)	597
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,079
385	Enterprise Products Operating LLC, 7.550%, 04/15/38 (m)	488
350	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (m)	402
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	351
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	519
250	Peabody Energy Corp., 6.250%, 11/15/21	256
1,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	909
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,683
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	391
390	Williams Partners LP, 6.300%, 04/15/40	418

		7,678

	Total Energy	7,923

	Financials — 14.0%
	Capital Markets — 3.9%
750	Credit Suisse, (Switzerland), 4.375%, 08/05/20 (m)	815
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	84
890	5.950%, 01/18/18	1,020
1,530	6.150%, 04/01/18	1,771
	Lehman Brothers Holdings, Inc.,
850	Escrow, 0.000%, 12/30/16 (d)	179
1,350	0.000%, 12/30/16 (d)	285
3,795	5.857%, 12/31/49 (d) (i)	1
	Morgan Stanley,
885	3.450%, 11/02/15	924
395	5.500%, 01/26/20	447
560	6.625%, 04/01/18	660
550	UBS AG, (Switzerland), 5.750%, 04/25/18	640

		6,826

	Commercial Banks — 2.6%
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	900
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e) (m)	2,026
750	Wells Fargo & Co., Series M, 3.450%, 02/13/23	708
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	834

		4,468

	Consumer Finance — 0.9%
295	Ally Financial, Inc., 6.250%, 12/01/17 (m) Ford Motor Credit Co. LLC,	330
200	5.000%, 05/15/18	223
220	6.625%, 08/15/17	257
719	HSBC Finance Corp., 6.676%, 01/15/21	837

		1,647

	Diversified Financial Services — 3.9%
	Bank of America Corp.,
500	3.300%, 01/11/23 (m)	473
740	Series L, 5.650%, 05/01/18 (m)	847
690	6.500%, 08/01/16 (m)	783
	Citigroup, Inc.,
935	5.375%, 08/09/20 (m)	1,061
178	5.500%, 10/15/14 (m)	185

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
12	6.000%, 08/15/17 (m)	14
43	8.500%, 05/22/19 (m)	56
645	General Electric Capital Corp., 5.875%, 01/14/38	730
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,099
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	909
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	661

		6,818

	Insurance — 2.2%
400	Aflac, Inc., 3.625%, 06/15/23 (m)	390
250	Genworth Holdings, Inc., 4.900%, 08/15/23	255
250	Lincoln National Corp., 4.000%, 09/01/23	250
875	MetLife, Inc., 6.750%, 06/01/16	1,000
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e) (m)	1,537
305	Prudential Financial, Inc., 6.200%, 11/15/40	354

		3,786

	Real Estate Investment Trusts (REITs) — 0.5%
215	Geo Group, Inc. (The), 5.875%, 01/15/22 (e)	215
625	Health Care REIT, Inc., 4.700%, 09/15/17	685

		900

	Total Financials	24,445

	Health Care — 3.5%
	Health Care Equipment & Supplies — 1.0%
250	Biomet, Inc., 6.500%, 08/01/20 (m)	265
250	Boston Scientific Corp., 4.125%, 10/01/23 (m)	249
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18 (m)	51
150	8.750%, 03/15/18 (m)	164
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	400
750	Medtronic, Inc., 2.750%, 04/01/23	699

		1,828

	Health Care Providers & Services — 0.9%
750	HCA, Inc., 7.500%, 02/15/22	835
85	Health Management Associates, Inc., 6.125%, 04/15/16	94
	Tenet Healthcare Corp.,
500	6.750%, 02/01/20	518
50	8.000%, 08/01/20	54

		1,501

	Pharmaceuticals — 1.6%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	708
400	Merck & Co., Inc., 4.150%, 05/18/43	366
400	Mylan, Inc., 7.875%, 07/15/20 (e)	454
600	Pfizer, Inc., 3.000%, 06/15/23	574
625	Valeant Pharmaceuticals International, 7.250%, 07/15/22 (e)	673

		2,775

	Total Health Care	6,104

	Industrials — 2.4%
	Aerospace & Defense — 0.5%
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	942

	Electrical Equipment — 0.1%
100	General Cable Corp., 6.500%, 10/01/22 (e)	99

	Machinery — 0.5%
400	Oshkosh Corp., 8.500%, 03/01/20	441
400	Terex Corp., 6.000%, 05/15/21	413

		854

	Road & Rail — 0.5%
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	545
300	Hertz Corp. (The), 5.875%, 10/15/20	311

		856

	Trading Companies & Distributors — 0.8%
350	HD Supply, Inc., 8.125%, 04/15/19	391
750	International Lease Finance Corp., 8.750%, 03/15/17	882
125	United Rentals North America, Inc., 9.250%, 12/15/19	140

		1,413

	Total Industrials	4,164

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Information Technology — 2.3%
	Communications Equipment — 0.5%
200	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	173
320	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	311
300	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	322

		806

	Computers & Peripherals — 0.2%
350	Apple, Inc., 3.850%, 05/04/43 (m)	292

	Electronic Equipment, Instruments & Components — 0.2%
400	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19 (m)	445

	Internet Software & Services — 0.3%
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18 (m)	511

	IT Services — 0.5%
	First Data Corp.,
567	12.625%, 01/15/21	665
283	PIK, 10.000%, 01/15/22 (e)	303

		968

	Software — 0.6%
250	CA, Inc., 4.500%, 08/15/23 (m)	248
250	Epicor Software Corp., 8.625%, 05/01/19 (m)	272
460	Oracle Corp., 6.125%, 07/08/39	538

		1,058

	Total Information Technology	4,080

	Materials — 3.3%
	Chemicals — 1.2%
500	Dow Chemical Co. (The), 4.125%, 11/15/21 (m)	514
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	556
500	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	579
456	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	301
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	47

		1,997

	Containers & Packaging — 0.4%
400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	432
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	280

		712

	Metals & Mining — 1.4%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	879
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	782
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	846

		2,507

	Paper & Forest Products — 0.3%
385	International Paper Co., 7.300%, 11/15/39	470

	Total Materials	5,686

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 3.1%
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	882
500	CenturyLink, Inc., Series T, 5.800%, 03/15/22 (m)	494
60	GCI, Inc., 8.625%, 11/15/19	64
350	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22	357
500	Level 3 Financing, Inc., 8.125%, 07/01/19	547
480	Sprint Capital Corp., 8.750%, 03/15/32	516
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	639
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	840
435	8.750%, 11/01/18	560
500	Windstream Corp., 7.750%, 10/01/21	534

		5,433

	Wireless Telecommunication Services — 0.6%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	732
85	iPCS, Inc., PIK, 3.492%, 05/01/14	85
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	269

		1,086

	Total Telecommunication Services	6,519

	Utilities — 3.9%
	Electric Utilities — 1.9%
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	548
1,010	Nevada Power Co., 7.125%, 03/15/19	1,249
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	459

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Electric Utilities — Continued
	165	Progress Energy, Inc., 6.000%, 12/01/39	185
	730	Xcel Energy, Inc., 4.700%, 05/15/20	809

			3,250

		Gas Utilities — 0.3%
	500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	509

		Independent Power Producers & Energy Traders — 0.3%
		AES Corp.,
	22	8.000%, 10/15/17 (m)	26
	149	8.000%, 06/01/20 (m)	174
		NRG Energy, Inc.,
	55	7.625%, 01/15/18	63
	200	8.250%, 09/01/20	222

			485

		Multi-Utilities — 1.4%
	630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	717
	385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	452
	630	Nisource Finance Corp., 6.800%, 01/15/19	745
	560	TECO Finance, Inc., 5.150%, 03/15/20	617

			2,531

		Total Utilities	6,775

		Total Corporate Bonds (Cost $83,622)	86,236

	Event-Linked Bonds 0.8%
EUR	250	Calypso Capital II Ltd., (Ireland), VAR, 1.500%, 01/09/17 (e)	340
	250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e) (m)	259
	250	EOS Wind Ltd., (Ireland), VAR, 6.800%, 05/26/14 (e)	256
	250	Everglades Re Ltd., (Bermuda), VAR, 17.750%, 04/30/14 (e) (m)	266
	250	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	258
		Total Event-Linked Bonds (Cost $1,250)	1,379
	Mortgage Pass-Through Securities — 32.7%
	29	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29 (m)	32
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	7,000	TBA, 3.000%, 12/15/43	6,722
	10,000	TBA, 3.500%, 12/15/43	10,061
	5,000	TBA, 4.000%, 12/15/43	5,197
	2,000	TBA, 4.500%, 12/15/43	2,130
	2,096	6.000%, 02/01/36 - 08/01/38	2,301
	13	7.000%, 12/01/25 - 02/01/26	14
	41	7.500%, 10/01/26 - 02/01/27	47
	23	8.000%, 04/01/26 - 07/01/26	25
		Federal National Mortgage Association, 15 Year, Single Family,
	5,260	TBA, 4.000%, 12/25/28	5,595
	4,035	TBA, 5.000%, 12/25/28	4,297
		Federal National Mortgage Association, 30 Year, Single Family,
	264	TBA, 3.500%, 12/25/43	266
	2,000	TBA, 5.500%, 12/25/43	2,187
	911	6.000%, 05/01/37	1,003
	248	6.500%, 04/01/29 - 03/01/35	280
	77	7.000%, 02/01/35 - 03/01/35	89
	6	7.500%, 03/01/35	6
	166	Federal National Mortgage Association, Other, 11/28/43	22
		Government National Mortgage Association, 30 Year, Single Family,
	8,500	TBA, 4.500%, 12/15/43	9,136
	4,300	TBA, 5.000%, 12/15/43	4,671
	2,400	TBA, 6.000%, 12/15/43	2,660
	272	7.000%, 09/15/31	322

		Total Mortgage Pass-Through Securities (Cost $57,234)	57,063

	Supranational — 1.8%
	2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16 (m) (Cost $2,778)	3,026

	U.S. Government Agency Securities — 4.2%
		Federal National Mortgage Association,
	5,000	0.875%, 05/21/18	4,906
	2,140	4.875%, 12/15/16	2,412

		Total U.S. Government Agency Securities (Cost $6,967)	7,318

	U.S. Treasury Obligations — 3.5%
		U.S. Treasury Bonds,
	660	3.500%, 02/15/39 (m)	636
	2,444	3.625%, 08/15/43 (m)	2,363
	2,225	3.875%, 08/15/40 (m)	2,278
		U.S. Treasury Notes,
	482	2.500%, 08/15/23 (m)	473
	301	2.750%, 11/15/23 (m)	301

		Total U.S. Treasury Obligations (Cost $5,755)	6,051

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
3	Dex Media, Inc. (a) (m) (Cost $764)	19

NOTIONAL AMOUNT
Options Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
166	Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A. (r)	3
143	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	9
293	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	10

	Total Payer Options Purchased on Interest Rate Swaps (Cost $16)	22

PRINCIPAL AMOUNT(S)
Short-Term Investments — 15.3%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
45	0.016%, 01/23/14 (n)	45
526	0.078%, 05/01/14 (k) (m) (n)	526

	Total U.S. Treasury Obligations (Cost $571)	571

SHARES
	Investment Company — 15.0%
26,087	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † ( Cost $26,087)	26,087

	Total Short-Term Investments (Cost $26,658)	26,658

	Total Investments — 129.8% (Cost $220,075)	226,411
	Liabilities in Excess of Other Assets — (29.8)%	(51,992)

	NET ASSETS — 100.0%	$174,419

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except numbers of contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(528)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 12/25/43	(563)
(1,170)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 12/25/43	(1,272)

	(Proceeds received of $1,838)	(1,835)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro Bund	12/06/13	385	3
3	10 Year U.S. Treasury Note	03/20/14	376	— (h)
4	U.S. Long Bond	03/20/14	523	(3)
22	90 Day Eurodollar	12/18/17	5,335	17
27	90 Day Eurodollar	03/19/18	6,531	(3)
	Short Futures Outstanding
(4)	Euro-Bobl	12/06/13	(681)	— (h)
(4)	90 Day Eurodollar	12/16/13	(997)	(1)
(5)	90 Day Eurodollar	03/17/14	(1,247)	(2)
(46)	10 Year U.S. Treasury Note	03/20/14	(5,767)	16
(68)	5 Year U.S. Treasury Note	03/31/14	(8,223)	1
(3)	90 Day Eurodollar	06/16/14	(748)	(1)
(3)	90 Day Eurodollar	09/15/14	(748)	(2)
(3)	90 Day Eurodollar	12/15/14	(747)	(2)
(13)	90 Day Eurodollar	03/16/15	(3,236)	(9)
(13)	90 Day Eurodollar	06/15/15	(3,233)	(11)
(22)	90 Day Eurodollar	09/14/15	(5,462)	(9)
(44)	90 Day Eurodollar	12/14/15	(10,904)	(10)
(43)	90 Day Eurodollar	03/14/16	(10,631)	(12)
(15)	90 Day Eurodollar	06/13/16	(3,699)	(11)

				(39)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except numbers of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
28,000	AUD	Credit Suisse International	01/30/14	26	25	(1)

170,200	CHF	Union Bank of Switzerland AG	02/10/14	190	188	(2)

28,000	EUR	Credit Suisse International	01/29/14	38	38	— (h)
66,000	EUR	Union Bank of Switzerland AG	01/29/14	89	90	1

70,000	GBP	Union Bank of Switzerland AG	12/16/13	111	114	3
42,000	GBP	Citibank, N.A.	01/24/14	68	69	1

815,000	MXN	Union Bank of Switzerland AG	12/23/13	64	62	(2)

159,000	NOK	Credit Suisse International	01/30/14	27	26	(1)
249,000	NOK	Union Bank of Switzerland AG	01/31/14	42	41	(1)

				655	653	(2)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
28,000	AUD	Credit Suisse International	01/30/14	27	26	1

170,200	CHF	Union Bank of Switzerland AG	02/10/14	184	188	(4)

250,000	EUR	BNP Paribas	01/10/14	338	340	(2)
136,000	EUR	Citibank, N.A.	01/29/14	181	184	(3)
30,000	EUR	Credit Suisse International	01/29/14	41	41	— (h)

70,000	GBP	Union Bank of Switzerland AG	12/16/13	108	114	(6)
42,000	GBP	Union Bank of Switzerland AG	01/24/14	68	69	(1)

815,000	MXN	Goldman Sachs International	12/23/13	62	62	— (h)

159,000	NOK	Credit Suisse International	01/30/14	25	25	— (h)
249,000	NOK	Union Bank of Switzerland AG	01/31/14	41	41	— (h)

				1,075	1,090	(15)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REMIC	—	Real Estate Mortgage Investment Conduit

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659%	$740	$(14)	$7
Barclays Bank plc:
Bank of America Corp., 5.650%, 05/01/18	1.000% quarterly	12/20/18	0.837	140	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	30	— (h)	— (h)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	130	(2)	1
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/18	2.107	70	4	(3)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	50	— (h)	— (h)
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	30	— (h)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	30	— (h)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.220	170	(2)	2
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	30	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	60	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	60	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.431	60	(1)	1
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	12/20/18	2.107	80	4	(4)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	70	— (h)	— (h)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	670	(1)	(3)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077	40	2	(3)
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	12/20/18	1.718	70	2	(2)
Credit Suisse International:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/18	2.033	80	4	(3)
Deutsche Bank AG, New York:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	50	(1)	1
XLIT Ltd., 6.250%, 05/15/27	1.000% quarterly	12/20/18	0.589	310	(7)	6
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077	30	1	(2)
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/18	2.077	30	1	(2)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/18	2.033	70	3	(1)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	12/20/18	0.659	130	(2)	1
Republic of Turkey, 11.875 01/15/30	1.000% quarterly	12/20/18	2.086	70	3	(2)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/18	1.022	60	— (h)	— (h)
Union Bank of Switzerland AG:
Federal Republic of Germany, 6.000%, 06/20/16	0.250% quarterly	06/20/17	0.141	250	(1)	(6)

					$(11)	$(12)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.763%		$60	$14	$(18)
CDX.EM.20-V1	5.000% quarterly	12/20/18	2.949		670	(69)	75
CMBX.NA.AA.3	0.270% monthly	12/13/49	32.596		260	170	(148)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.968	EUR	600	(3)	(15)
BNP Paribas:
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.968	EUR	70	— (h)	(2)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	61.669		180	75	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	61.669		210	87	(168)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.968	EUR	70	— (h)	(1)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.216		30	7	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.216		60	14	(15)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	54.169		180	70	(153)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	32.596		140	92	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.867		310	37	(39)
CMBX.NA.AM.1	0.500% monthly	10/12/52	1.292		150	2	(24)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.216		300	21	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.216		1,300	90	(443)

						$607	$(3,291)

Centrally Cleared Credit Default Swaps - Buy Protection [1] Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Union Bank of Switzerland AG:
CDX.NA.IG.21-V1	1.000% quarterly	12/20/18	0.696%		$2,450	$(41)	$35
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.389		280	(23)	16
iTraxx Europe 20.1	5.000% quarterly	12/20/18	3.177	EUR	150	(18)	10

						$(82)	$61

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453%	$50	$2		$—	(h)
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	130	2		7
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/18	1.074	30	—	(h)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	25	—	(h)	2
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	60	1		5
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	60	—	(h)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	60	—	(h)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	60	—	(h)	3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	1.074	170	—	(h)	5
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	12/20/13	5.000	20	—	(h)	—	(h)
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.751	20	2		2
Citibank, N.A.:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	50	1		1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	100	1		2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	120	1		3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	130	2		7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	1.871	160	8		6
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.751	20	2		2
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 1.900%, 01/31/17	1.000% quarterly	12/20/18	0.678	310	5		(3)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	50	2		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	200	7		1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.453	250	9		1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.853	65	1		4
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.853	130	1		7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	1.871	130	7		6
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.112	130	2		7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	4.112	100	1		4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.697	40	—	(h)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	12/20/13	0.853	200	2		10
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	50	2		2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	50	2		2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	55	2		—	(h)
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.697	40	—	(h)	2
J.C.Penney Co., Inc., 6.375%, 10/15/36	5.000% quarterly	12/20/13	9.549	30	—	(h)	—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.853	100	3		3
New Albertsons, Inc., 8.000%, 05/01/31	5.000% quarterly	12/20/13	0.714	60	1		8
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	03/20/14	5.000	20	—	(h)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/13	0.502	30	—	(h)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.751	60	5		5

					$74		$119

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/13 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	53.549%	$260	$(203)	$181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	02/17/51	8.925	350	(86)	113
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	53.549	140	(109)	98
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.886	150	(12)	49

					$(410)	$441

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except numbers of contracts)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $3,600,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,887
Aggregate gross unrealized depreciation	(4,551)

Net unrealized appreciation/depreciation	$6,336

Federal income tax cost of investments	$220,075

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except numbers of contracts)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2013.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Consumer Discretionary	$19	$—	$—	$19

Debt Securities
Asset-Backed Securities	—	323	9,469	9,792
Collateralized Mortgage Obligations
Agency CMO	—	5,276	1,460	6,736
Non-Agency CMO	—	8,893	619	9,512

Total Collateralized Mortgage Obligations	—	14,169	2,079	16,248

Commercial Mortgage-Backed Securities	—	12,599	—	12,599
Corporate Bonds
Consumer Discretionary	—	11,808	—	11,808
Consumer Staples	—	8,732	—	8,732
Energy	—	7,923	—	7,923
Financials	—	24,445	—	24,445
Health Care	—	6,104	—	6,104

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrials	$—	$4,164	$—	$4,164
Information Technology	—	4,080	—	4,080
Materials	—	5,686	—	5,686
Telecommunication Services	—	6,519	—	6,519
Utilities	—	6,775	—	6,775

Total Corporate Bonds	—	86,236	—	86,236

Event-Linked Bonds	—	1,379	—	1,379
Mortgage Pass-Through Securities	—	57,063	—	57,063
Supranational	—	3,026	—	3,026
U.S. Government Agency Securities	—	7,318	—	7,318
U.S. Treasury Obligations	—	6,051	—	6,051
Options Purchased
Payer Options Purchased on
Interest Rate Swaps	—	22	—	22
Short-Term Investments
Investment Company	26,087	—	—	26,087
U.S. Treasury Obligations	—	571	—	571

Total Investments in Securities	$26,106	$188,757	$11,548	$226,411

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(1,835)	$—	$(1,835)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6	$—	$6
Futures Contracts	37	—	—	37
Swaps	—	361	—	361

Total Appreciation in Other Financial Instruments	$37	$367	$—	$404

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(23)	$—	$(23)
Futures Contracts	(76)	—	—	(76)
Swaps	—	(2,849)	—	(2,849)

Total Depreciation in Other
Financial Instruments	$(76)	$(2,872)	$—	$(2,948)

There were no transfers between Levels 1 and 2 during the year ended November 30, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$7,086	$—	$(37)	$49	$197	$(1,148)	$3,322	$—	$9,469
Collateralized Mortgage Obligations - Agency CMO	2,067	(24)	(390)	(191)	197	(311)	1,659	(1,547)	1,460
Collateralized Mortgage Obligations - Non-Agency CMO	658	—	3	1	—	(43)	—	—	619

Total	$9,811	$(24)	$(424)	$(141)	$394	$(1,502)	$4,981	$(1,547)	$11,548

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($424).

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$11,366	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.70%)
			Constant Default Rate	0% - 16.00% (6.39%)
			PSA Prepayment Model	278.00% - 568.00% (443.38%)
			Yield (Discount Rate of Cash Flows)	(5.86%) - 18.32% (3.20%)

Asset-Backed Securities	11,366

Total	$11,366

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $182,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2014